UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22235

AQR Funds

(Exact name of registrant as specified in charter)

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

(Address of principal executive offices) (Zip code)

Bradley D. Asness, Esq.

Principal and Chief Legal Officer

Two Greenwich Plaza

3rd Floor

Greenwich, CT 06830

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 203-742-3600

Date of fiscal year end: December 31

Date of reporting period: January 1, 2011 to June 30, 2011

Item 1. Reports to Shareholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1.)

AQR | FUNDS

Semi-Annual Report

June 30, 2011 (Unaudited)

Semi-Annual Report

June 30, 2011 (Unaudited)

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

COMMON STOCKS - 89.4%	SHARES	VALUE (Note 3)
Australia - 3.6%
Adelaide Brighton Ltd.	25,384	$84,400
Alumina Ltd.	37,995	87,019
Ansell Ltd.	29,297	445,468
ASX Ltd.	2,722	89,182
Australia & New Zealand Banking Group Ltd.	41,825	991,454
Bendigo and Adelaide Bank Ltd.	15,175	144,709
BHP Billiton Ltd.	53,629	2,534,555
Brambles Ltd.	23,478	182,545
Caltex Australia Ltd.	43,016	545,803
CFS Retail Property Trust REIT	36,456	71,064
Challenger Ltd.	37,894	199,631
Commonwealth Bank of Australia (a)	13,612	766,631
Computershare Ltd.	7,001	66,873
CSL Ltd.	9,106	323,682
CSR Ltd. (a)	78,718	245,910
Dexus Property Group REIT	74,910	70,970
Downer EDI Ltd.	35,685	142,593
DUET Group	28,174	51,459
Echo Entertainment Group Ltd. †	74,299	327,523
Fairfax Media Ltd. (a)	76,457	80,711
Flight Centre Ltd.	6,721	156,586
Fortescue Metals Group Ltd. (a)	19,404	133,140
Foster’s Group Ltd. (a)	112,699	623,776
Goodman Group REIT	93,620	70,974
GPT Group - In Specie REIT (3)†(b)	96,388	—
GPT Group REIT	29,672	100,863
Iluka Resources Ltd.	17,839	322,693
Leighton Holdings Ltd.	1,068	24,092
Lend Lease Group	8,523	82,310
Mirvac Group REIT	51,825	69,704
Mount Gibson Iron Ltd. †	73,752	146,653
National Australia Bank Ltd.	48,458	1,339,739
Newcrest Mining Ltd.	12,358	500,743
Origin Energy Ltd.	15,399	261,825
OZ Minerals Ltd.	5,222	74,309
Pacific Brands Ltd.	205,054	153,581
Paladin Energy Ltd. †(a)	10,415	28,390
QR National Ltd. †	27,325	99,441
Rio Tinto Ltd.	8,905	797,075
Santos Ltd.	17,987	262,261
Sonic Healthcare Ltd. (a)	19,915	275,594
SP AusNet	57,136	57,952
Spark Infrastructure Group 144A	46,093	64,032
Stockland REIT	43,746	160,459
Suncorp Group Ltd.	19,472	170,202
TABCORP Holdings Ltd.	74,299	262,838
Tatts Group Ltd.	92,105	237,802
Telstra Corp. Ltd.	69,795	216,880
Wesfarmers Ltd. (a)	19,691	674,847
Wesfarmers Ltd.	2,403	83,331
Westfield Group REIT	35,184	327,934
Westfield Retail Trust REIT	46,500	135,545
Westpac Banking Corp.	28,131	674,913
Woodside Petroleum Ltd.	9,158	404,024
Woolworths Ltd.	1,447	43,174

		16,489,864

	SHARES	VALUE (Note 3)
Belgium - 0.1%
Solvay SA	3,391	$523,556

Bermuda - 0.1%
Everest Re Group Ltd. (1)	3,335	272,636

Canada - 4.8%
AGF Management Ltd., Class B (1)	5,818	112,867
Agrium, Inc. (1)	3,500	307,341
AltaGas Ltd. (1)	7,700	205,583
ARC Resources Ltd. (1)	4,700	121,880
Atco Ltd., Class I (1)	3,349	216,924
Bank of Montreal (1)	3,080	195,923
Bank of Nova Scotia (1)(a)	15,799	951,757
Barrick Gold Corp. (1)	17,105	776,637
BCE, Inc. (1)	26,209	1,027,761
Bombardier, Inc., Class B (1)	69,591	501,485
Bonavista Energy Corp. (1)	1,300	38,510
Brookfield Asset Management, Inc., Class A (1)	8,102	269,577
Canadian Imperial Bank of Commerce (1)	10,500	829,048
Canadian National Railway Co. (1)	5,900	471,902
Canadian Natural Resources Ltd. (1)	3,804	159,465
Canadian Oil Sands Ltd. (1)	7,934	228,942
Canadian Tire Corp. Ltd., Class A (1)	4,500	294,417
Celestica, Inc. (1)†	29,611	259,436
Cenovus Energy, Inc. (1)	15,500	584,997
CGI Group, Inc., Class A (1)†	12,700	313,533
Enerplus Corp. (1)	2,951	93,170
Ensign Energy Services, Inc. (1)	9,600	190,318
Finning International, Inc. (1)(a)	30,400	901,488
Goldcorp, Inc. (1)	4,988	241,267
Great-West Lifeco, Inc. (1)	3,145	83,088
Groupe Aeroplan, Inc. (1)	9,200	127,061
HudBay Minerals, Inc. (1)	19,900	297,123
Imperial Oil Ltd. (1)(a)	17,500	815,076
Inmet Mining Corp. (1)	4,280	307,981
Intact Financial Corp. (1)	2,700	155,094
Ivanhoe Mines Ltd. (1)†	4,885	123,436
Laurentian Bank of Canada (1)	6,337	292,785
MacDonald Dettwiler & Associates Ltd. (1)	1,800	101,977
Magna International, Inc. (1)	17,734	958,918
Manulife Financial Corp. (1)(a)	27,100	479,929
Methanex Corp. (1)	3,600	113,026
National Bank of Canada (1)	4,414	357,990
Nexen, Inc. (1)	16,100	362,916
Niko Resources Ltd. (1)	700	43,701
Onex Corp. (1)	3,100	120,117
Pacific Rubiales Energy Corp. (1)	4,000	107,211
Penn West Petroleum Ltd. (1)	7,500	173,182
Petrobank Energy & Resources Ltd. (1)†	1,600	23,491
Potash Corp of Saskatchewan, Inc. (1)	13,300	759,567
Power Corp. of Canada (1)	4,746	132,324
Precision Drilling Corp. (1)†	29,800	427,943
Research In Motion Ltd. (1)†	8,440	243,981
RioCan Real Estate Investment Trust REIT (1)	4,900	131,791
Rogers Communications, Inc., Class B (1)	7,700	304,902
Royal Bank of Canada (1)	8,524	487,250

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	1

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Canada - 4.8% (continued)
Russel Metals, Inc. (1)	21,400	$545,401
Sherritt International Corp. (1)	73,700	469,198
Silver Wheaton Corp. (1)	5,300	174,917
Sun Life Financial, Inc. (1)	6,700	201,809
Suncor Energy, Inc. (1)	33,782	1,324,029
Talisman Energy, Inc. (1)	36,866	757,235
Teck Resources Ltd., Class B (1)	10,593	538,409
TELUS Corp., Class A (1)	2,307	121,563
TMX Group, Inc. (1)	1,200	54,497
Toronto-Dominion Bank/The (1)	4,912	416,510
Valeant Pharmaceuticals International, Inc. (1)	4,574	237,841
Vermilion Energy, Inc. (1)	3,600	190,368
Yamana Gold, Inc. (1)	9,000	105,075
Yellow Media, Inc. (1)(a)	8,100	20,157

		21,983,097

Cayman Islands - 0.0% (c)
Wynn Macau Ltd.	25,600	83,834

China - 0.0% (c)
Foxconn International Holdings Ltd. †(a)	32,101	14,163
Yangzijiang Shipbuilding Holdings Ltd.	24,404	29,116

		43,279

Denmark - 0.8%
Carlsberg A/S, Class B	7,285	793,212
Danske Bank A/S †	26,715	494,438
DSV A/S	6,431	154,374
Novo Nordisk A/S, Class B	17,631	2,208,800

		3,650,824

Finland - 0.7%
Kesko OYJ B Shares	7,485	348,108
Metso OYJ	12,153	690,878
Nokian Renkaat OYJ	9,764	490,285
Stora Enso OYJ R Shares	14,929	156,776
UPM-Kymmene OYJ	47,002	859,956
Wartsila OYJ	17,030	575,870

		3,121,873

France - 4.2%
Arkema SA	16,301	1,676,588
BNP Paribas SA	33,608	2,591,479
Bouygues SA	10,067	442,688
Christian Dior SA	5,026	789,806
Cie Generale de Geophysique-Veritas †	16,199	593,681
Compagnie de Saint-Gobain (a)	21,523	1,395,079
Klepierre REIT	1,740	71,842
Legrand SA	20,362	857,087
L’Oreal SA	5,685	737,766
LVMH Moet Hennessy Louis Vuitton SA	3,924	705,132
Metropole Television SA	1,365	31,598
Peugeot SA	2,423	108,699
Safran SA	413	17,623
Sanofi	6,600	530,908
Schneider Electric SA	2,936	490,229
Societe BIC SA	7,938	766,840
Societe Generale SA	23,229	1,375,762

	SHARES	VALUE (Note 3)
France - 4.2% (continued)
Societe Television Francaise 1	712	$12,988
Total SA	52,926	3,059,837
Unibail-Rodamco SE REIT	1,690	390,476
Valeo SA (a)	22,153	1,515,434
Vivendi SA	35,582	991,776
Zodiac Aerospace	4,372	380,662

		19,533,980

Germany - 3.9%
Adidas AG	7,561	599,449
Allianz SE	5,237	730,283
Aurubis AG	3,565	232,006
BASF SE	21,192	2,077,270
Bayer AG	26,363	2,117,386
Bilfinger Berger SE	5,899	584,215
Daimler AG	12,534	945,208
Deutsche Boerse AG	2,471	187,622
Deutsche Lufthansa AG	38,000	827,684
Deutsche Telekom AG	44,861	700,018
GEA Group AG	6,656	238,369
Hannover Rueckversicherung AG	8,411	437,422
Infineon Technologies AG	69,455	780,421
K+S AG	14,540	1,116,502
Kloeckner & Co. SE	25,073	755,330
MAN SE (a)	1,730	232,688
Merck KGaA	3,860	419,695
Siemens AG	19,471	2,675,722
Software AG	15,667	939,326
Suedzucker AG	21,344	759,997
Tognum AG †	7,338	274,330
Vossloh AG	3,151	442,281

		18,073,224

Guernsey - 0.0% (c)
Resolution Ltd.	24,269	114,407

Hong Kong - 1.1%
AIA Group Ltd. †	125,600	437,217
ASM Pacific Technology Ltd.	2,982	41,002
BOC Hong Kong Holdings Ltd.	98,500	286,927
Cathay Pacific Airways Ltd.	107,000	248,910
Cheung Kong Holdings Ltd.	20,201	296,652
Cheung Kong Infrastructure Holdings Ltd.	5,749	29,910
Chinese Estates Holdings Ltd.	39,000	66,800
CLP Holdings Ltd.	28,511	252,923
Esprit Holdings Ltd.	37,900	118,419
Hang Lung Group Ltd.	11,791	74,869
Hang Seng Bank Ltd. (a)	57	912
Hong Kong Exchanges and Clearing Ltd.	16,169	340,469
Hopewell Holdings Ltd.	42,695	135,440
Hutchison Whampoa Ltd.	50,489	547,046
Hysan Development Co. Ltd.	823	4,083
Li & Fung Ltd. (a)	5,468	10,929
Lifestyle International Holdings Ltd.	9,000	26,330
Link REIT/The REIT	34,329	117,267
Mongolia Energy Corp. Ltd. †	48,885	5,743
New World Development Ltd.	40,173	60,991
NWS Holdings Ltd.	19,500	26,141
PCCW Ltd.	65,406	28,224

The accompanying notes are an integral part of these financial statements.	(Continued)

2	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Hong Kong - 1.1% (continued)
Power Assets Holdings Ltd.	22,500	$170,389
SJM Holdings Ltd.	25,000	59,472
Sun Hung Kai Properties Ltd.	21,022	307,291
Swire Pacific Ltd., Class A	12,818	188,719
Television Broadcasts Ltd.	27,442	181,894
Wharf Holdings Ltd.	52,604	366,835
Wheelock & Co. Ltd.	54,844	220,603
Yue Yuen Industrial Holdings Ltd.	49,623	157,851

		4,810,258

Ireland - 0.5%
Accenture PLC, Class A (1)	15,874	959,107
Experian PLC	53,991	687,733
WPP PLC	45,992	576,181

		2,223,021

Italy - 1.2%
Enel SpA	94,899	620,087
ENI SpA	109,223	2,588,472
Fiat SpA	98,572	1,083,117
Intesa Sanpaolo SpA	494,185	1,315,905
Telecom Italia SpA	84,774	117,920

		5,725,501

Japan - 8.2%
Aeon Co. Ltd.	51,100	616,785
Aeon Mall Co. Ltd.	900	21,802
Aisin Seiki Co. Ltd.	11,600	448,868
Ajinomoto Co., Inc.	9,000	106,847
Asahi Glass Co. Ltd. (a)	48,236	564,471
Asahi Kasei Corp.	41,000	276,301
Bridgestone Corp.	12,000	276,486
Brother Industries Ltd.	3,300	48,813
Canon, Inc. (a)	12,745	606,233
Central Japan Railway Co.	42	330,174
Chubu Electric Power Co., Inc.	9,354	182,672
Cosmo Oil Co. Ltd.	79,000	224,909
Credit Saison Co. Ltd.	14,675	247,033
Daicel Chemical Industries Ltd.	64,000	422,804
Daido Steel Co. Ltd.	79,000	528,458
Daihatsu Motor Co. Ltd.	6,000	102,112
Dai-ichi Life Insurance Co. Ltd./The	129	180,902
Daiichi Sankyo Co. Ltd.	13,600	265,758
Daito Trust Construction Co. Ltd.	1,586	134,651
Daiwa House Industry Co. Ltd.	8,151	102,855
DIC Corp.	495	1,173
East Japan Railway Co.	8,512	487,489
Ebara Corp.	39,000	230,035
Elpida Memory, Inc. †(a)	20,800	244,998
FANUC Corp.	2,600	434,780
Fuji Heavy Industries Ltd.	55,733	433,102
FUJIFILM Holdings Corp.	12,344	384,997
Fujitsu Ltd.	36,115	206,430
Hino Motors Ltd.	66,975	391,106
Hitachi High-Technologies Corp.	2,658	58,238
Hitachi Ltd.	101,000	599,435
Hokuhoku Financial Group, Inc.	50,000	99,044
Honda Motor Co. Ltd.	20,597	793,539

	SHARES	VALUE (Note 3)
Japan - 8.2% (continued)
Hoya Corp.	5,706	$126,323
Idemitsu Kosan Co. Ltd.	3,200	341,514
IHI Corp.	193,000	498,703
Isuzu Motors Ltd.	85,000	402,385
ITOCHU Corp.	64,888	674,891
Japan Petroleum Exploration Co.	1,600	75,115
Japan Real Estate Investment Corp. REIT	7	68,872
Japan Retail Fund Investment Corp. REIT	18	27,739
JFE Holdings, Inc.	2,700	74,254
JTEKT Corp.	30,288	446,288
JX Holdings, Inc.	35,614	239,541
Kaneka Corp.	21,354	140,308
Kansai Electric Power Co., Inc./The	21,800	434,119
KDDI Corp.	77	554,010
Keisei Electric Railway Co. Ltd.	1,461	8,646
Kinden Corp.	32,284	276,214
Kobe Steel Ltd.	231,759	527,034
Komatsu Ltd.	13,300	415,268
Kubota Corp.	12,343	109,502
Kuraray Co. Ltd.	32,800	480,521
Makita Corp.	10,246	477,453
Marubeni Corp.	45,000	299,061
Maruichi Steel Tube Ltd.	13,800	342,115
Miraca Holdings, Inc.	6,128	248,286
Mitsubishi Chemical Holdings Corp.	37,000	262,187
Mitsubishi Corp.	6,436	160,758
Mitsubishi Electric Corp.	62,000	720,199
Mitsubishi Estate Co. Ltd.	18,764	329,307
Mitsubishi Heavy Industries, Ltd.	83,000	390,285
Mitsubishi UFJ Financial Group, Inc.	148,549	723,929
Mitsubishi UFJ Lease & Finance Co. Ltd.	4,658	180,269
Mitsui & Co. Ltd.	55,989	968,057
Mitsui Fudosan Co. Ltd.	17,598	303,089
Mitsumi Electric Co. Ltd.	40	396
Mizuho Financial Group, Inc.	167,128	274,696
Mizuho Securities Co. Ltd. †	5,077	12,236
NHK Spring Co. Ltd.	21,000	214,748
Nippon Building Fund, Inc. REIT	8	78,177
Nippon Electric Glass Co. Ltd.	35,000	449,090
Nippon Kayaku Co. Ltd.	20,546	216,726
Nippon Meat Packers, Inc.	30,097	431,739
Nippon Shokubai Co. Ltd.	13,000	158,610
Nippon Telegraph & Telephone Corp.	7,948	383,347
Nishi-Nippon City Bank Ltd./The	64,363	190,115
Nisshin Seifun Group, Inc.	6,500	81,242
Nisshin Steel Co. Ltd.	25,000	47,812
Nitto Denko Corp.	10,294	523,050
NTN Corp.	53,000	301,922
NTT DoCoMo, Inc.	487	869,753
OJI Paper Co. Ltd. (a)	37,682	180,726
Omron Corp.	1,431	39,794
ORIX Corp.	1,599	155,538
Osaka Gas Co. Ltd.	129,446	491,004
Pacific Metals Co. Ltd.	34,720	256,943
Rengo Co. Ltd.	884	5,842
Sapporo Hokuyo Holdings, Inc.	36,968	154,972
SBI Holdings, Inc.	261	24,255

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	3

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 8.2% (continued)
Sega Sammy Holdings, Inc.	22,400	$433,009
Seino Holdings Corp.	31,100	223,693
Sekisui Chemical Co. Ltd.	38,000	324,675
Sekisui House Ltd.	9,000	83,800
Seven & I Holdings Co. Ltd.	19,530	525,239
Showa Shell Sekiyu KK (a)	25,400	235,899
Softbank Corp.	8,600	325,702
Sojitz Corp.	69,916	130,966
Sony Corp.	20,317	536,069
Sumitomo Corp.	53,700	730,549
Sumitomo Heavy Industries Ltd.	15,000	104,698
Sumitomo Metal Industries Ltd.	36,493	81,980
Sumitomo Metal Mining Co., Ltd.	6,000	98,575
Sumitomo Mitsui Financial Group, Inc.	31,349	966,637
Sumitomo Realty & Development Co. Ltd.	5,624	125,694
Taisei Corp.	131,000	300,632
Takeda Pharmaceutical Co. Ltd.	19,769	913,662
Teijin Ltd.	26,000	114,604
Tohoku Electric Power Co., Inc.	6,900	99,571
Tokai Rika Co. Ltd.	9,565	184,961
Tokio Marine Holdings, Inc.	17,400	487,102
Tokyo Electric Power Co., Inc./The	26,870	108,774
Tokyo Gas Co. Ltd.	65,000	293,368
Tokyu Land Corp.	5,000	21,243
TonenGeneral Sekiyu KK (a)	9,000	110,704
Tosoh Corp.	60,000	240,940
Toyota Auto Body Co. Ltd.	10,365	170,282
Toyota Motor Corp.	34,272	1,411,293
Toyota Tsusho Corp.	5,700	97,828
Ube Industries Ltd./Japan	59,000	177,628
USS Co. Ltd.	5,795	449,539
West Japan Railway Co.	4,400	171,772
Yamada Denki Co. Ltd.	3,370	274,586
Yamatake Corp.	3,700	82,513
Yamato Holdings Co. Ltd.	7,100	111,688

		37,672,150

Jersey, Channel Islands - 0.2%
Randgold Resources Ltd.	1,514	127,522
Sands China Ltd. †	41,200	111,675
Wolseley PLC	17,533	572,303

		811,500

Netherlands - 2.3%
ASML Holding NV	49,778	1,836,051
Corio NV REIT	1,027	68,015
Delta Lloyd NV	11,563	274,655
European Aeronautic Defence and Space Co. NV (a)	19,724	660,115
ING Groep NV CVA †	79,880	984,402
Koninklijke Ahold NV	68,517	921,230
Koninklijke DSM NV	2,550	165,486
Koninklijke KPN NV	27,946	406,474
Royal Dutch Shell PLC A Shares	56,073	1,995,276
Royal Dutch Shell PLC B Shares	65,379	2,333,111
Unilever NV CVA	24,960	819,204

		10,464,019

	SHARES	VALUE (Note 3)
Singapore - 0.7%
Ascendas Real Estate Investment Trust REIT	22,478	$37,387
CapitaLand Ltd.	86,000	204,305
CapitaMall Trust REIT	34,494	52,578
DBS Group Holdings Ltd.	20,054	239,891
Fraser and Neave Ltd.	48,000	226,792
Genting Singapore PLC †	95,000	149,780
Golden Agri-Resources Ltd.	244,000	135,553
Jardine Cycle & Carriage Ltd.	7,291	255,837
Oversea-Chinese Banking Corp. Ltd.	57,422	438,609
SembCorp Industries Ltd.	11,777	47,959
SembCorp Marine Ltd. (a)	62,000	268,311
Singapore Airlines Ltd.	31,000	358,801
Singapore Exchange Ltd.	10,967	67,391
Singapore Technologies Engineering Ltd.	25,103	61,641
Singapore Telecommunications Ltd.	129,635	334,139
StarHub Ltd.	7,476	17,001
United Overseas Bank Ltd.	17,201	276,165
UOL Group Ltd.	10,340	41,988

		3,214,128

Spain - 1.3%
Banco Bilbao Vizcaya Argentaria SA	23,170	271,988
Banco Santander SA	190,580	2,195,509
Endesa SA (a)	30,206	1,006,199
Inditex SA	3,855	351,244
Repsol YPF SA	28,033	972,338
Telefonica SA	45,850	1,119,829

		5,917,107

Sweden - 1.1%
Boliden AB	72,843	1,345,309
Investor AB B Shares	9,034	207,178
Lundin Petroleum AB †	16,420	223,187
NCC AB, Class B	10,626	241,744
Sandvik AB	9,240	161,879
Scania AB B Shares	60,703	1,409,093
Tele2 AB B Shares	46,506	917,939
Telefonaktiebolaget LM Ericsson B Shares	43,215	622,102
Volvo AB B Shares	6,086	106,543

		5,234,974

Switzerland - 4.2%
ABB Ltd. †	32,755	851,050
ACE Ltd. (1)	16,496	1,085,767
Compagnie Financiere Richemont SA, Class A	24,292	1,591,929
Glencore International PLC †	14,355	113,122
Nestle SA	80,594	5,015,247
Novartis AG	37,718	2,311,628
Panalpina Welttransport Holding AG †	2,228	306,451
Roche Holding AG	13,947	2,335,017
Sulzer AG	1,351	220,280
Swiss Life Holding AG †	4,868	798,359
Swisscom AG	1,586	727,081
Syngenta AG †	3,454	1,167,281
Transocean Ltd.	6,407	418,276

The accompanying notes are an integral part of these financial statements.	(Continued)

4	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
Switzerland - 4.2% (continued)
Tyco Electronics Ltd. (1)	19,860	$730,054
Tyco International Ltd. (1)	14,200	701,906
UBS AG †	47,927	874,647
Xstrata PLC	13,592	299,369

		19,547,464

United Kingdom - 7.1%
Anglo American PLC	28,444	1,410,650
AstraZeneca PLC	42,928	2,145,596
Autonomy Corp. PLC †	3,560	97,516
Aviva PLC	243,226	1,712,078
Barclays PLC	67,012	274,907
Berkeley Group Holdings PLC †	9,166	189,587
BG Group PLC	19,476	442,220
BHP Billiton PLC	35,178	1,382,276
BP PLC	321,751	2,369,050
British American Tobacco PLC	30,618	1,342,647
British Land Co. PLC REIT	13,261	129,654
British Sky Broadcasting Group PLC	17,771	241,261
BT Group PLC	426,866	1,384,071
Burberry Group PLC	15,232	354,215
Cairn Energy PLC †	23,881	159,261
Capital Shopping Centres Group PLC REIT	6,502	41,715
Cookson Group PLC	9,491	102,529
GlaxoSmithKline PLC	97,799	2,096,248
Hammerson PLC REIT	10,329	79,856
HSBC Holdings PLC	249,418	2,472,912
IMI PLC	8,025	135,666
Imperial Tobacco Group PLC	5,152	171,523
Inchcape PLC	30,246	203,105
Intermediate Capital Group PLC	105,092	544,496
Kesa Electricals PLC	242,050	534,814
Ladbrokes PLC	174,193	426,171
Land Securities Group PLC REIT	12,541	171,561
Legal & General Group PLC	136,129	257,885
Lloyds Banking Group PLC †	1,710,176	1,343,913
Mondi PLC	98,969	985,066
Pearson PLC	7,567	143,147
Persimmon PLC	99,972	774,550
Reed Elsevier PLC	20,306	184,872
Rio Tinto PLC	23,550	1,700,445
Royal Bank of Scotland Group PLC †	1,126,518	696,821
Scottish & Southern Energy PLC	13,287	297,172
Segro PLC REIT	13,080	65,581
Tate & Lyle PLC	89,907	889,229
Tesco PLC	157,485	1,017,507
Tullow Oil PLC	14,217	283,119
Vodafone Group PLC	1,199,896	3,181,695
William Hill PLC	120,008	439,999

		32,876,586

United States - 43.3%
3M Co. (1)	4,300	407,855
Abbott Laboratories (1)	23,084	1,214,680
Aflac, Inc. (1)	12,000	560,160
Altria Group, Inc. (1)	66,296	1,750,877
Ameren Corp. (1)	13,100	377,804

	SHARES	VALUE (Note 3)
United States - 43.3% (continued)
American Eagle Outfitters, Inc. (1)	126,200	$1,609,050
American Financial Group, Inc. (1)	33,825	1,207,214
Ameriprise Financial, Inc. (1)	5,100	294,168
AmerisourceBergen Corp. (1)	12,000	496,800
Amgen, Inc. (1)†	38,249	2,231,829
Annaly Capital Management, Inc. REIT (1)	8,318	150,057
Apollo Group, Inc., Class A (1)†	35,300	1,541,904
Apple, Inc. (1)†	10,128	3,399,666
Applied Materials, Inc. (1)	29,300	381,193
Arch Coal, Inc. (1)	7,900	210,614
Archer-Daniels-Midland Co. (1)	1,433	43,205
Armstrong World Industries, Inc. (1)	5,200	236,912
Ashland, Inc. (1)	10,800	697,896
Assurant, Inc. (1)	34,700	1,258,569
Astoria Financial Corp. (1)	13,600	173,944
AT&T, Inc. (1)	135,997	4,271,666
AutoZone, Inc. (1)†	1,000	294,850
AvalonBay Communities, Inc. REIT (1)	1,311	168,332
Bank of America Corp. (1)	130,138	1,426,312
Bank of New York Mellon Corp/The (1)	8,000	204,960
Becton Dickinson and Co. (1)	7,186	619,218
Bed Bath & Beyond, Inc. (1)†	4,300	250,991
Berkshire Hathaway, Inc., Class B (1)†	13,150	1,017,678
Best Buy Co., Inc. (1)	10,200	320,382
Big Lots, Inc. (1)†	6,100	202,215
Biogen Idec, Inc. (1)†	2,900	310,068
Boeing Co./The (1)	3,365	248,774
Boston Properties, Inc. REIT (1)	1,463	155,312
Bristol-Myers Squibb Co. (1)	40,432	1,170,911
Broadridge Financial Solutions, Inc. (1)	7,093	170,728
Brookfield Office Properties (1)	2,845	54,956
Cardinal Health, Inc. (1)	29,100	1,321,722
Career Education Corp. (1)†	34,259	724,578
Carnival Corp. (1)	5,700	214,491
CenturyLink, Inc. (1)	3,029	122,462
Chemed Corp. (1)	9,980	653,890
Chevron Corp. (1)	45,800	4,710,072
Chubb Corp. (1)	6,649	416,294
Cimarex Energy Co. (1)	7,700	692,384
Cisco Systems, Inc. (1)	108,489	1,693,513
Citigroup, Inc. (1)	57,719	2,403,419
City National Corp. (1)	2,600	141,050
Coca-Cola Co./The (1)	32,880	2,212,495
Colgate-Palmolive Co. (1)	15,528	1,357,302
Comcast Corp., Class A (1)	27,880	706,479
Comerica, Inc. (1)	27,100	936,847
Computer Sciences Corp. (1)	27,531	1,045,077
ConAgra Foods, Inc. (1)	46,074	1,189,170
ConocoPhillips (1)	35,175	2,644,808
Convergys Corp. (1)†	12,000	163,680
Corning, Inc. (1)	10,400	188,760
Covidien PLC (1)	4,800	255,504
Crown Holdings, Inc. (1)†	10,351	401,826
CSX Corp. (1)	47,394	1,242,671
CVS Caremark Corp. (1)	14,800	556,184
Dell, Inc. (1)†	12,400	206,708
Delta Air Lines, Inc. (1)†	8,100	74,277

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	5

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 43.3% (continued)
Devon Energy Corp. (1)	8,390	$661,216
Diamond Offshore Drilling, Inc. (1)	3,200	225,312
Diebold, Inc. (1)	5,800	179,858
DIRECTV, Class A (1)†	13,869	704,823
Discover Financial Services (1)	58,700	1,570,225
DISH Network Corp., Class A (1)†	21,374	655,541
Dr Pepper Snapple Group, Inc. (1)	26,432	1,108,294
DST Systems, Inc. (1)	4,300	227,040
DTE Energy Co. (1)	17,400	870,348
Eastman Chemical Co. (1)	2,200	224,554
Edison International (1)	31,556	1,222,795
EI du Pont de Nemours & Co. (1)	7,500	405,375
Eli Lilly & Co. (1)	13,000	487,890
Emerson Electric Co. (1)	8,741	491,681
Entergy Corp. (1)	13,700	935,436
Equity Residential REIT (1)	4,548	272,880
Exelon Corp. (1)	9,800	419,832
Exxon Mobil Corp. (1)	89,689	7,298,891
FedEx Corp. (1)	8,800	834,680
Fifth Third Bancorp (1)	57,300	730,575
Ford Motor Co. (1)†	47,100	649,509
Forest Laboratories, Inc. (1)†	15,186	597,417
Franklin Resources, Inc. (1)	3,200	420,128
Freeport-McMoRan Copper & Gold, Inc. (1)	13,000	687,700
Gap, Inc./The (1)	4,819	87,224
General Dynamics Corp. (1)	10,138	755,484
General Electric Co. (1)	219,202	4,134,150
General Mills, Inc. (1)	17,588	654,625
Goldman Sachs Group, Inc./The (1)	2,705	360,008
Google, Inc., Class A (1)†	2,702	1,368,239
Guess?, Inc. (1)	12,500	525,750
Harman International Industries, Inc. (1)	4,200	191,394
Harsco Corp. (1)	14,800	482,480
Hartford Financial Services Group, Inc. (1)	34,600	912,402
HCP, Inc. REIT (1)	5,972	219,113
Health Care REIT, Inc. REIT (1)	2,485	130,289
Health Net, Inc. (1)†	20,100	645,009
Helix Energy Solutions Group, Inc. (1)†	12,500	207,000
Hewlett-Packard Co. (1)	15,752	573,373
HJ Heinz Co. (1)	4,541	241,944
Home Depot, Inc. (1)	30,206	1,094,061
Honeywell International, Inc. (1)	14,402	858,215
Host Hotels & Resorts, Inc. REIT (1)	9,300	157,635
Humana, Inc. (1)	17,000	1,369,180
Ingram Micro, Inc., Class A (1)†	3,800	68,932
Intel Corp. (1)	96,067	2,128,845
International Business Machines Corp. (1)	18,023	3,091,846
International Paper Co. (1)	6,700	199,794
ITT Educational Services, Inc. (1)†	13,200	1,032,768
Johnson & Johnson (1)	68,896	4,582,962
JPMorgan Chase & Co. (1)	82,573	3,380,539
KBR, Inc. (1)	17,200	648,268
KeyCorp (1)	199,700	1,663,501
Kimberly-Clark Corp. (1)	25,563	1,701,473
Kimco Realty Corp. REIT (1)	6,500	121,160
Kohl’s Corp. (1)	10,200	510,102
Kraft Foods, Inc., Class A (1)	5,321	187,459

	SHARES	VALUE (Note 3)
United States - 43.3% (continued)
L-3 Communications Holdings, Inc. (1)	6,753	$590,550
Lam Research Corp. (1)†	9,900	438,372
Lexmark International, Inc., Class A (1)†	18,400	538,384
Lockheed Martin Corp. (1)	15,743	1,274,711
Loews Corp. (1)	14,300	601,887
Lorillard, Inc. (1)	7,600	827,412
Lowe’s Cos., Inc. (1)	34,200	797,202
Ltd. Brands, Inc. (1)	9,661	371,465
Lubrizol Corp. (1)	1,100	147,697
Macerich Co./The REIT (1)	2,100	112,350
Macy’s, Inc. (1)	30,800	900,592
Marathon Oil Corp. (1)	24,629	1,297,456
McDermott International, Inc. (1)†	17,900	354,599
McDonald’s Corp. (1)	12,425	1,047,676
McKesson Corp. (1)	2,700	225,855
MeadWestvaco Corp. (1)	15,400	512,974
Medco Health Solutions, Inc. (1)†	11,921	673,775
Medicis Pharmaceutical Corp., Class A (1)	8,900	339,713
Medtronic, Inc. (1)	6,082	234,339
Merck & Co., Inc. (1)	60,419	2,132,186
Microsoft Corp. (1)	163,550	4,252,300
Motorola Solutions, Inc. (1)†	24,700	1,137,188
Murphy Oil Corp. (1)	6,994	459,226
National Oilwell Varco, Inc. (1)	3,200	250,272
Newmont Mining Corp. (1)	5,161	278,539
News Corp., Class A (1)	52,900	936,330
Norfolk Southern Corp. (1)	14,923	1,118,180
Northrop Grumman Corp. (1)	35,479	2,460,469
NRG Energy, Inc. (1)†	1,700	41,786
Occidental Petroleum Corp. (1)	15,090	1,569,964
Omnicare, Inc. (1)	48,400	1,543,476
Omnicom Group, Inc. (1)	4,200	202,272
Oracle Corp. (1)	42,386	1,394,923
Oshkosh Corp. (1)†	1,300	37,622
Owens Corning (1)†	36,148	1,350,128
PDL BioPharma, Inc. (1)	103,643	608,384
Peabody Energy Corp. (1)	1,300	76,583
PepsiCo, Inc. (1)	20,772	1,462,972
PetSmart, Inc. (1)	19,954	905,313
Pfizer, Inc. (1)	153,843	3,169,166
Philip Morris International, Inc. (1)	17,493	1,168,008
Plum Creek Timber Co., Inc. REIT (1)	2,131	86,391
PNC Financial Services Group, Inc. (1)	18,900	1,126,629
Procter & Gamble Co./The (1)	56,808	3,611,285
ProLogis, Inc. REIT (1)	5,980	214,323
Protective Life Corp. (1)	39,898	922,841
Public Storage REIT (1)	1,669	190,283
Pulte Group, Inc. (1)†	27,300	209,118
Quest Diagnostics, Inc. (1)	3,600	212,760
Rayonier, Inc. REIT (1)	2,581	168,668
Raytheon Co. (1)	45,167	2,251,575
Reinsurance Group of America, Inc. (1)	1,900	115,634
Reynolds American, Inc. (1)	48,074	1,781,142
Sara Lee Corp. (1)	31,436	596,970
SEACOR Holdings, Inc. (1)	5,300	529,788
Sealed Air Corp. (1)	9,599	228,360
Service Corp. International (1)	31,600	369,088

The accompanying notes are an integral part of these financial statements.	(Continued)

6	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

	SHARES	VALUE (Note 3)
United States - 43.3% (continued)
Simon Property Group, Inc. REIT (1)	4,342	$504,671
Simpson Manufacturing Co., Inc. (1)	4,600	137,402
Smithfield Foods, Inc. (1)†	31,900	697,653
Southwest Airlines Co. (1)	19,200	219,264
Starbucks Corp. (1)	9,100	359,359
STERIS Corp. (1)	7,330	256,403
Target Corp. (1)	35,200	1,651,232
Tellabs, Inc. (1)	64,400	296,884
Texas Instruments, Inc. (1)	9,184	301,511
Thomas & Betts Corp. (1)†	9,914	533,869
Time Warner Cable, Inc. (1)	2,600	202,904
Time Warner, Inc. (1)	31,366	1,140,781
Timken Co. (1)	25,333	1,276,783
TJX Cos., Inc. (1)	7,364	386,831
Torchmark Corp. (1)	6,200	397,668
Travelers Cos., Inc./The (1)	43,101	2,516,236
Tupperware Brands Corp. (1)	5,109	344,602
Tyson Foods, Inc., Class A (1)	36,400	706,888
United Parcel Service, Inc., Class B (1)	6,000	437,580
United Technologies Corp. (1)	17,449	1,544,411
UnitedHealth Group, Inc. (1)	15,000	773,700
Unum Group (1)	74,209	1,890,845
URS Corp. (1)†	16,700	747,158
Valero Energy Corp. (1)	28,700	733,859
Ventas, Inc. REIT (1)	2,400	126,504
Verizon Communications, Inc. (1)	73,412	2,733,129
Viacom, Inc., Class B (1)	11,437	583,287
Vishay Intertechnology, Inc. (1)†	29,200	439,168
Vornado Realty Trust REIT (1)	2,748	256,059
W&T Offshore, Inc. (1)	58,200	1,520,184
Walgreen Co. (1)	18,840	799,946
Wal-Mart Stores, Inc. (1)	65,405	3,475,622
Walter Energy, Inc. (1)	5,000	579,000
Warnaco Group, Inc./The (1)†	13,300	694,925
Waste Management, Inc. (1)	35,273	1,314,625
WellPoint, Inc. (1)	26,191	2,063,065
Wells Fargo & Co. (1)	70,370	1,974,582
Western Digital Corp. (1)†	16,900	614,822
Western Union Co./The (1)	16,800	336,504
Westlake Chemical Corp. (1)	3,800	197,220
Weyerhaeuser Co. REIT (1)	8,600	187,996
Whirlpool Corp. (1)	3,500	284,620
Williams-Sonoma, Inc. (1)	7,790	284,257
Wyndham Worldwide Corp. (1)	13,744	462,486
Wynn Resorts Ltd. (1)	2,000	287,080

		199,305,363

TOTAL COMMON STOCKS (cost $346,467,852)		411,692,645

	SHARES	VALUE (Note 3)
PREFERRED STOCKS - 0.1%

Germany - 0.1%
Porsche Automobil Holding SE	375	$29,746
Volkswagen AG	2,748	568,274

TOTAL PREFERRED STOCKS (cost $300,978)		598,020

MONEY MARKET FUNDS - 6.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (d)(g)	2,751,708	2,751,708
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	28,390,240	28,390,240

TOTAL MONEY MARKET FUNDS (cost $31,141,948)		31,141,948

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.1%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.090% (d)(e) (cost $9,850,523)	9,850,523	9,850,523

TOTAL INVESTMENTS - 98.4% (cost $387,761,301)		453,283,136

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.6% (f)		7,282,115

NET ASSETS - 100.0%		$460,565,251

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $9,468,894; cash collateral of $9,850,523 was received with which the fund purchased a money market fund.
(b)	Security fair valued at June 30, 2011.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents annualized seven-day yield as of June 30, 2011.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(g)	A portion of the security is pledged as collateral to the broker for forward foreign currency exchange and swap contracts.

All securities are Level 2, unless otherwise noted in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	7

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$47,935,188	10.4%
Consumer Staples	42,269,128	9.2
Energy	47,463,800	10.3
Financials	74,347,653	16.1
Health Care	45,065,473	9.8
Industrials	58,655,718	12.7
Information Technology	34,490,313	7.5
Materials	33,953,271	7.4
Telecommunication Services	19,865,567	4.3
Utilities	8,244,554	1.8
Money Market Funds	40,992,471	8.9

Total Investments	453,283,136	98.4
Other Assets in Excess of Liabilities (f)	7,282,115	1.6

Net Assets	$460,565,251	100.0%

Total return swap contract outstanding as of June 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index	9/16/2011	$(40,485,301)	$151,980

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
6	Amsterdam Index Futures	July 15, 2011	$586,705	$591,227	$4,522
408	CAC40 10 Euro Futures	July 15, 2011	22,701,098	23,545,157	844,059
69	DAX Index Futures	September 16, 2011	17,896,874	18,489,902	593,028
417	FTSE 100 Index Futures	September 16, 2011	38,502,902	39,503,317	1,000,415
117	FTSE/MIB Index Futures	September 16, 2011	17,074,939	17,147,451	72,512
72	Hang Seng Index Futures	July 28, 2011	10,176,538	10,375,727	199,189
12	IBEX 35 Index Futures	July 15, 2011	1,729,425	1,787,687	58,262
6	MSCI Singapore Index Futures	July 28, 2011	343,673	352,096	8,423
486	S&P 500 E-Mini Futures	September 16, 2011	30,942,838	31,966,650	1,023,812

					3,804,222

The accompanying notes are an integral part of these financial statements.	(Continued)

8	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts:
692	OMXS30 Index Futures	July 15, 2011	$(11,984,710)	$(12,198,508)	$(213,798)
63	S&P/Toronto Stock Exchange 60 Index	September 15, 2011	(9,724,215)	(9,957,717)	(233,502)
320	SPI 200 Index Futures	September 15, 2011	(38,936,407)	(39,478,420)	(542,013)
46	TOPIX Index Futures	September 8, 2011	(4,627,916)	(4,853,984)	(226,068)

					(1,215,381)

					$2,588,841

Cash held as collateral with broker for futures contracts was $11,620,674 at June 30, 2011.

Forward foreign currency exchange contracts outstanding as of June 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	AUD	25,806,000	$27,250,589	$27,401,069	$150,480
Canadian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	CAD	1,843,000	1,899,650	1,907,137	7,487
Swiss Franc, Expiring 09/21/11	The Royal Bank of Scotland	CHF	56,000	67,372	66,641	(731)
Danish Krone, Expiring 09/21/11	The Royal Bank of Scotland	DKK	910,000	176,908	176,582	(326)
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	12,435,000	17,980,937	17,992,575	11,638
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	9,442,000	15,469,139	15,139,775	(329,364)
Hong Kong Dollar, Expiring 09/21/11	The Royal Bank of Scotland	HKD	5,408,000	695,360	695,312	(48)
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	5,234,000	1,517,365	1,531,422	14,057
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	179,963,000	2,243,973	2,236,440	(7,533)
Norwegian Krone, Expiring 09/21/11	The Royal Bank of Scotland	NOK	130,634,000	24,088,368	24,088,414	46
New Zealand Dollar, Expiring 09/21/11	The Royal Bank of Scotland	NZD	17,258,000	13,991,117	14,221,973	230,856
Swedish Krona, Expiring 09/21/11	The Royal Bank of Scotland	SEK	360,927,000	58,065,434	56,796,183	(1,269,251)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	480,000	389,476	390,803	1,327

				163,835,688	162,644,326	(1,191,362)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	9

Schedule of Investments	June 30, 2011 (Unaudited)

AQR GLOBAL EQUITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	AUD	(12,208,000)	$(12,781,583)	$(12,962,577)	$(180,994)
Canadian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	CAD	(4,357,000)	(4,461,444)	(4,508,626)	(47,182)
Swiss Franc, Expiring 09/21/11	The Royal Bank of Scotland	CHF	(29,506,000)	(34,926,218)	(35,112,397)	(186,179)
Danish Krone, Expiring 09/21/11	The Royal Bank of Scotland	DKK	(8,363,000)	(1,610,268)	(1,622,806)	(12,538)
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	(5,153,000)	(7,369,777)	(7,456,030)	(86,253)
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	(326,000)	(534,238)	(522,725)	11,513
Hong Kong Dollar, Expiring 09/21/11	The Royal Bank of Scotland	HKD	(556,000)	(71,471)	(71,486)	(15)
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	(305,000)	(89,383)	(89,240)	143
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	(3,868,105,000)	(48,160,450)	(48,069,803)	90,647
Norwegian Krone, Expiring 09/21/11	The Royal Bank of Scotland	NOK	(26,887,000)	(4,960,046)	(4,957,861)	2,185
New Zealand Dollar, Expiring 09/21/11	The Royal Bank of Scotland	NZD	(13,239,000)	(10,731,533)	(10,909,995)	(178,462)
Swedish Krona, Expiring 09/21/11	The Royal Bank of Scotland	SEK	(57,235,000)	(9,006,517)	(9,006,612)	(95)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	(91,000)	(73,890)	(74,090)	(200)

				(134,776,818)	(135,364,248)	(587,430)

				$29,058,870	$27,280,078	$(1,778,792)

Money Market Fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $2,751,708.

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

10	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

COMMON STOCKS - 85.1%	SHARES	VALUE (Note 3)
Australia - 6.8%
Adelaide Brighton Ltd. (a)	93,460	$310,746
Alumina Ltd.	85,028	194,739
Ansell Ltd.	80,986	1,231,413
ASX Ltd.	5,817	190,585
Australia & New Zealand Banking Group Ltd.	122,242	2,897,725
BHP Billiton Ltd.	117,651	5,560,293
Brambles Ltd.	92,366	718,160
Caltex Australia Ltd.	93,144	1,181,845
CFS Retail Property Trust REIT	69,740	135,944
Challenger Ltd.	53,021	279,322
Commonwealth Bank of Australia (a)	31,803	1,791,151
Computershare Ltd. (a)	15,439	147,473
CSL Ltd. (a)	19,994	710,707
CSR Ltd. (a)	77,332	241,580
Dexus Property Group REIT	186,006	176,222
Downer EDI Ltd.	99,596	397,973
Echo Entertainment Group Ltd. †	160,072	705,626
Fairfax Media Ltd. (a)	396,761	418,838
Fortescue Metals Group Ltd. (a)	45,904	314,969
Foster’s Group Ltd. (a)	309,088	1,710,766
Goodman Group REIT	193,631	146,793
GPT Group - In Specie REIT (3)†(b)	143,427	—
GPT Group REIT (a)	58,413	198,561
Iluka Resources Ltd.	19,573	354,060
Leighton Holdings Ltd. (a)	4,991	112,586
Lend Lease Group	21,131	204,070
Mirvac Group REIT	88,938	119,621
National Australia Bank Ltd.	110,867	3,065,188
Newcrest Mining Ltd.	28,545	1,156,636
Origin Energy Ltd. (a)	39,097	664,756
OZ Minerals Ltd.	11,735	166,988
Pacific Brands Ltd.	603,714	452,169
Paladin Energy Ltd. †(a)	24,740	67,439
QR National Ltd. †	64,128	233,374
Rio Tinto Ltd.	24,566	2,198,871
Santos Ltd.	17,978	262,130
Sonic Healthcare Ltd.	25,198	348,703
SP AusNet	171,589	174,039
Stockland REIT	89,584	328,592
Suncorp Group Ltd. (a)	25,645	224,160
TABCORP Holdings Ltd. (a)	160,072	566,267
Tatts Group Ltd. (a)	181,800	469,382
Telstra Corp. Ltd.	160,562	498,928
Transurban Group	37,755	212,074
Treasury Wine Estates Ltd. †	77,596	282,967
Wesfarmers Ltd.	5,881	203,941
Wesfarmers Ltd. (a)	30,936	1,060,233
Westfield Group REIT	84,935	791,640
Westfield Retail Trust REIT (a)	109,594	319,461
Westpac Banking Corp.	73,229	1,756,894
Woodside Petroleum Ltd.	15,170	669,255
Woolworths Ltd.	25,074	748,125

		37,373,980

Belgium - 0.3%
Anheuser - Busch InBev NV	7,392	429,013
Groupe Bruxelles Lambert SA	2,641	234,617

	SHARES	VALUE (Note 3)
Belgium - 0.3% (continued)
Solvay SA	5,753	$888,238

		1,551,868

Bermuda - 0.1%
Catlin Group Ltd.	54,405	350,762

Cayman Islands - 0.0% (c)
Wynn Macau Ltd.	56,800	186,007

China - 0.0% (c)
Foxconn International Holdings Ltd. †(a)	69,406	30,623
Yangzijiang Shipbuilding Holdings Ltd.	63,319	75,544

		106,167

Denmark - 1.7%
AP Moller - Maersk A/S, Class B	3	25,899
Carlsberg A/S, Class B	17,318	1,885,634
Danske Bank A/S †	31,768	587,958
DSV A/S	34,904	837,859
Novo Nordisk A/S, Class B	48,099	6,025,811

		9,363,161

Finland - 1.3%
Kesko OYJ B Shares	12,311	572,553
Metso OYJ	34,679	1,971,445
Nokia OYJ	16,063	103,617
Nokian Renkaat OYJ	11,762	590,611
Stora Enso OYJ R Shares	95,371	1,001,529
UPM-Kymmene OYJ	122,766	2,246,147
Wartsila OYJ	25,720	869,723

		7,355,625

France - 8.6%
Accor SA	13,725	614,023
Arkema SA	36,088	3,711,719
BNP Paribas SA	89,430	6,895,856
Bouygues SA	5,418	238,252
Christian Dior SA	13,165	2,068,802
Cie Generale de Geophysique-Veritas †	20,623	755,817
Compagnie de Saint-Gobain (a)	49,775	3,226,318
Credit Agricole SA	59,088	887,701
Faurecia	11,894	510,076
France Telecom SA	78,349	1,665,974
Klepierre REIT	3,675	151,736
Legrand SA	40,178	1,691,192
L’Oreal SA	10,722	1,391,437
LVMH Moet Hennessy Louis Vuitton SA	6,597	1,185,462
Metropole Television SA	7,813	180,860
Safran SA	4,358	185,959
Sanofi	15,188	1,221,733
Schneider Electric SA	7,216	1,204,869
SEB SA	3,699	387,154
Societe BIC SA	7,961	769,062
Societe Generale SA	55,456	3,284,440
Thales SA	5,928	255,301
Total SA	120,598	6,972,191
Unibail-Rodamco SE REIT	3,619	836,173
Valeo SA (a)	55,452	3,793,341
Vivendi SA	73,040	2,035,841

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	11

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
France - 8.6% (continued)
Zodiac Aerospace	15,462	$1,346,246

		47,467,535

Germany - 8.2%
Adidas AG	15,045	1,192,793
Allianz SE	6,725	937,780
Aurubis AG	7,693	500,651
BASF SE	76,829	7,530,886
Bayer AG	82,372	6,615,839
Bayerische Motoren Werke AG	7,489	747,844
Bilfinger Berger SE	5,735	567,973
Daimler AG	30,620	2,309,101
Deutsche Bank AG	11,190	660,440
Deutsche Boerse AG	5,256	399,086
Deutsche Lufthansa AG	51,043	1,111,776
Deutsche Telekom AG	104,618	1,632,474
GEA Group AG	37,411	1,339,786
Hannover Rueckversicherung AG	14,559	757,155
Infineon Technologies AG	96,317	1,082,252
K+S AG	20,088	1,542,524
Kloeckner & Co. SE	31,926	961,778
Linde AG	3,161	554,586
MAN SE (a)	4,421	594,631
Merck KGaA	11,635	1,265,065
Muenchener Rueckversicherungs AG	12,154	1,855,370
Siemens AG	48,342	6,643,201
Software AG	31,167	1,868,639
Suedzucker AG	33,604	1,196,540
Tognum AG †	13,081	489,031
Vossloh AG	3,816	535,622

		44,892,823

Guernsey - 0.0% (c)
Resolution Ltd.	60,324	284,373

Hong Kong - 2.0%
AIA Group Ltd. †	285,400	993,485
ASM Pacific Technology Ltd.	6,404	88,054
BOC Hong Kong Holdings Ltd.	214,553	624,985
Cathay Pacific Airways Ltd.	247,000	574,587
Cheung Kong Holdings Ltd.	47,278	694,279
Cheung Kong Infrastructure Holdings Ltd.	14,827	77,140
CLP Holdings Ltd.	56,509	501,296
Esprit Holdings Ltd.	82,100	256,522
Hang Lung Group Ltd.	30,276	192,243
Hang Seng Bank Ltd. (a)	35	560
Hong Kong Exchanges and Clearing Ltd. (a)	37,154	782,347
Hopewell Holdings Ltd.	90,000	285,505
Hutchison Whampoa Ltd.	115,832	1,255,034
Kerry Properties Ltd.	32,000	154,671
Li & Fung Ltd. (a)	11,336	22,657
Lifestyle International Holdings Ltd.	20,500	59,974
Link REIT/The REIT	81,382	278,000
Mongolia Energy Corp. Ltd. †	95,406	11,208
New World Development Ltd.	88,896	134,964
NWS Holdings Ltd.	39,000	52,282
PCCW Ltd.	131,000	56,529

	SHARES	VALUE (Note 3)
Hong Kong - 2.0% (continued)
Power Assets Holdings Ltd.	41,500	$314,273
Shanghai Industrial Urban Development Group Ltd. †	8	3
Shangri-La Asia Ltd.	68,000	166,941
SJM Holdings Ltd.	56,000	133,217
Sun Hung Kai Properties Ltd.	43,046	629,228
Swire Pacific Ltd., Class A	27,030	397,961
Television Broadcasts Ltd.	66,403	440,139
Wharf Holdings Ltd.	121,243	845,491
Wheelock & Co. Ltd.	126,621	509,317
Wing Hang Bank Ltd.	25,000	274,327
Yue Yuen Industrial Holdings Ltd.	111,109	353,438

		11,160,657

Ireland - 0.9%
Experian PLC	197,140	2,511,152
WPP PLC	200,128	2,507,174

		5,018,326

Italy - 2.9%
Banca Popolare di Milano Scarl (a)	171,384	404,440
Enel SpA (a)	355,437	2,322,488
ENI SpA	277,942	6,586,938
Fiat SpA	238,229	2,617,680
Intesa Sanpaolo SpA	949,163	2,527,411
Parmalat Finanziaria SpA (3)†(b)	45,800	—
Saipem SpA	9,242	477,260
Telecom Italia SpA	793,791	1,104,156

		16,040,373

Japan - 17.4%
Acom Co. Ltd. †(a)	12,810	212,040
Aeon Co. Ltd.	78,700	949,921
Aeon Mall Co. Ltd.	2,900	70,252
Aisin Seiki Co. Ltd.	30,400	1,176,345
Ajinomoto Co., Inc.	21,000	249,309
Asahi Glass Co. Ltd. (a)	132,413	1,549,534
Asahi Kasei Corp.	130,000	876,076
Bridgestone Corp.	19,400	446,986
Brother Industries Ltd.	43,400	641,963
Canon, Inc. (a)	26,615	1,265,978
Central Japan Railway Co.	155	1,218,501
Chiba Bank Ltd./The (a)	12,000	75,099
Chubu Electric Power Co., Inc.	38,797	757,656
Cosmo Oil Co. Ltd.	248,000	706,043
Credit Saison Co. Ltd.	27,012	454,709
Daicel Chemical Industries Ltd.	193,000	1,275,018
Daido Steel Co. Ltd.	148,000	990,022
Daihatsu Motor Co. Ltd.	15,000	255,280
Dai-ichi Life Insurance Co. Ltd./The	288	403,873
Daiichi Sankyo Co. Ltd.	32,600	637,039
Daito Trust Construction Co. Ltd.	2,787	236,616
Daiwa House Industry Co. Ltd.	17,295	218,240
Dentsu, Inc.	23,800	704,491
DIC Corp.	125,000	296,087
East Japan Railway Co.	16,213	928,532
Ebara Corp.	19,000	112,068
Elpida Memory, Inc. †(a)	37,100	436,991

The accompanying notes are an integral part of these financial statements.	(Continued)

12	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Japan - 17.4% (continued)
FANUC Corp.	4,300	$719,059
Fuji Heavy Industries Ltd.	184,721	1,435,471
FUJIFILM Holdings Corp.	31,443	980,676
Fukuoka Financial Group, Inc.	9,046	37,808
Hakuhodo DY Holdings, Inc.	650	34,712
Hino Motors Ltd.	216,000	1,261,351
Hitachi Ltd.	242,000	1,436,271
Hokuhoku Financial Group, Inc.	14,000	27,732
Hokuriku Electric Power Co.	8,200	156,482
Honda Motor Co. Ltd.	48,297	1,860,735
Idemitsu Kosan Co. Ltd.	8,800	939,164
IHI Corp.	612,000	1,581,379
Isuzu Motors Ltd.	253,000	1,197,686
ITOCHU Corp.	184,044	1,914,215
Japan Real Estate Investment Corp. REIT	17	167,261
Japan Retail Fund Investment Corp. REIT	48	73,970
Japan Tobacco, Inc.	32	123,522
JSR Corp.	9,500	184,140
JTEKT Corp.	97,370	1,434,728
JX Holdings, Inc.	84,695	569,662
Kaneka Corp.	82,625	542,895
Kansai Electric Power Co., Inc./The	41,832	833,030
Kao Corp.	7,085	186,294
KDDI Corp.	348	2,503,838
Kinden Corp.	70,564	603,729
Kobe Steel Ltd.	639,000	1,453,124
Komatsu Ltd.	29,338	916,025
Kubota Corp.	42,000	372,606
Kuraray Co. Ltd.	65,000	952,252
Makita Corp.	24,600	1,146,334
Marubeni Corp.	96,974	644,471
Maruichi Steel Tube Ltd.	23,400	580,109
Miraca Holdings, Inc.	19,106	774,111
Mitsubishi Chemical Holdings Corp.	152,500	1,080,636
Mitsubishi Corp.	17,200	429,619
Mitsubishi Electric Corp.	148,000	1,719,184
Mitsubishi Estate Co. Ltd.	52,020	912,949
Mitsubishi Heavy Industries, Ltd.	351,000	1,650,481
Mitsubishi UFJ Financial Group, Inc.	360,791	1,758,256
Mitsui & Co. Ltd.	170,243	2,943,523
Mitsui Fudosan Co. Ltd.	35,205	606,332
Mitsumi Electric Co. Ltd.	89	882
Mizuho Financial Group, Inc.	10	16
NHK Spring Co. Ltd.	46,000	470,400
Nippon Building Fund, Inc. REIT (a)	19	185,670
Nippon Electric Glass Co. Ltd.	113,000	1,449,919
Nippon Kayaku Co. Ltd.	31,000	326,999
Nippon Meat Packers, Inc. (a)	82,000	1,176,284
Nippon Telegraph & Telephone Corp.	19,019	917,321
Nippon Yusen KK	69,000	256,358
Nishi-Nippon City Bank Ltd./The	97,737	288,695
Nisshin Seifun Group, Inc.	13,584	169,783
Nisshin Steel Co. Ltd.	147,000	281,136
Nitto Denko Corp.	26,583	1,350,712
Nomura Real Estate Holdings, Inc.	3,300	55,021
Nomura Real Estate Office Fund, Inc. REIT	10	66,206

	SHARES	VALUE (Note 3)
Japan - 17.4% (continued)
NTN Corp.	113,000	$643,721
NTT Data Corp.	69	229,313
NTT DoCoMo, Inc.	1,326	2,368,158
OJI Paper Co. Ltd. (a)	12,000	57,553
ORIX Corp. (a)	3,669	356,890
Osaka Gas Co. Ltd.	237,802	902,010
Otsuka Corp.	900	56,033
Pacific Metals Co. Ltd.	107,000	791,847
Rengo Co. Ltd.	24,299	160,571
Sapporo Hokuyo Holdings, Inc.	55,600	233,079
SBI Holdings, Inc.	600	55,758
Sega Sammy Holdings, Inc.	72,400	1,399,546
Seino Holdings Corp.	68,837	495,124
Sekisui Chemical Co. Ltd.	55,000	469,924
Sekisui House Ltd.	19,000	176,911
Seven & I Holdings Co. Ltd.	53,639	1,442,566
Shimadzu Corp.	7,000	64,114
Shimizu Corp.	26,000	108,357
Showa Shell Sekiyu KK (a)	46,700	433,719
Softbank Corp.	29,900	1,132,382
Sojitz Corp.	79,062	148,098
Sony Corp.	42,471	1,120,609
Sumitomo Corp.	105,300	1,432,529
Sumitomo Metal Industries Ltd.	123,000	276,315
Sumitomo Metal Mining Co., Ltd.	26,000	427,160
Sumitomo Mitsui Financial Group, Inc.	86,936	2,680,645
Sumitomo Mitsui Trust Holdings, Inc.	341	1,187
Sumitomo Realty & Development Co. Ltd.	13,261	296,379
Taisei Corp. (a)	307,000	704,536
Takeda Pharmaceutical Co. Ltd.	56,081	2,591,891
Teijin Ltd.	78,000	343,811
Toho Co. Ltd.	4,000	66,418
Tohoku Electric Power Co., Inc.	15,700	226,560
Tokai Rika Co. Ltd.	7,799	150,811
Tokio Marine Holdings, Inc.	38,500	1,077,784
Tokyo Electric Power Co., Inc./The	62,373	252,495
Tokyo Electron Ltd.	4,300	235,136
Tokyo Gas Co. Ltd.	193,071	871,398
Tokyo Tatemono Co. Ltd. (a)	14,000	51,081
Tokyu Land Corp.	26,483	112,515
TonenGeneral Sekiyu KK (a)	38,000	467,417
Tosoh Corp.	139,000	558,177
Toyota Auto Body Co. Ltd.	16,957	278,579
Toyota Motor Corp.	78,053	3,214,159
Toyota Tsusho Corp.	22,200	381,015
Ube Industries Ltd./Japan	77,000	231,819
UNY Co. Ltd.	52,800	490,646
USS Co. Ltd.	16,584	1,286,482
West Japan Railway Co.	8,200	320,120
Yamada Denki Co. Ltd.	7,510	611,912
Yamaha Motor Co. Ltd. †	11,500	211,228
Yamatake Corp.	7,537	168,081

		95,750,462

Jersey, Channel Islands - 0.5%
Randgold Resources Ltd.	3,761	316,784
Sands China Ltd. †	95,200	258,044

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	13

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
Jersey, Channel Islands - 0.5% (continued)
Wolseley PLC	68,503	$2,236,041

		2,810,869

Netherlands - 5.1%
ASML Holding NV	148,074	5,461,678
Corio NV REIT	2,174	143,977
Delta Lloyd NV	40,175	954,273
European Aeronautic Defence and Space Co. NV (a)	46,196	1,546,069
ING Groep NV CVA †	170,322	2,098,965
Koninklijke Ahold NV	129,789	1,745,049
Koninklijke DSM NV	5,677	368,417
Koninklijke KPN NV	206,778	3,007,582
Royal Dutch Shell PLC A Shares	145,217	5,167,337
Royal Dutch Shell PLC B Shares	162,399	5,795,362
Unilever NV CVA	59,667	1,958,310

		28,247,019

Singapore - 1.3%
Ascendas Real Estate Investment Trust REIT	49,637	82,559
CapitaLand Ltd.	197,000	468,000
CapitaMall Trust REIT	71,994	109,738
DBS Group Holdings Ltd.	27,128	324,512
Fraser and Neave Ltd.	99,000	467,759
Genting Singapore PLC †	204,000	321,633
Golden Agri-Resources Ltd.	521,000	289,440
Jardine Cycle & Carriage Ltd.	11,066	388,299
Keppel Corp. Ltd.	23,728	214,683
Oversea-Chinese Banking Corp. Ltd.	112,479	859,155
SembCorp Industries Ltd.	32,017	130,381
SembCorp Marine Ltd.	121,000	523,640
Singapore Airlines Ltd.	65,000	752,324
Singapore Exchange Ltd. (a)	29,472	181,102
Singapore Press Holdings Ltd. (a)	86,000	273,310
Singapore Technologies Engineering Ltd.	63,265	155,348
Singapore Telecommunications Ltd. (a)	304,524	784,922
StarHub Ltd.	1,988	4,521
United Overseas Bank Ltd.	54,097	868,536
UOL Group Ltd.	18,000	73,093

		7,272,955

Spain - 2.8%
Banco Bilbao Vizcaya Argentaria SA	12,342	144,880
Banco Santander SA	424,844	4,894,263
Endesa SA (a)	56,918	1,896,010
Inditex SA	23,491	2,140,355
Repsol YPF SA	103,109	3,576,386
Telefonica SA	103,688	2,532,449

		15,184,343

Sweden - 2.7%
Atlas Copco AB, A Shares	39,358	1,036,546
Boliden AB	141,694	2,616,891
Investor AB B Shares	19,364	444,077
Lundin Petroleum AB †	49,516	673,042
NCC AB, Class B	61,299	1,394,565
Sandvik AB	24,571	430,468

	SHARES	VALUE (Note 3)
Sweden - 2.7% (continued)
Scania AB B Shares	82,224	$1,908,658
Tele2 AB B Shares	190,429	3,758,703
Telefonaktiebolaget LM Ericsson B Shares	62,780	903,750
Volvo AB B Shares	84,949	1,487,142

		14,653,842

Switzerland - 7.6%
ABB Ltd. †	83,894	2,179,760
Compagnie Financiere Richemont SA, Class A	69,122	4,529,775
Glencore International PLC †	35,733	281,587
Nestle SA	157,885	9,824,953
Novartis AG	104,261	6,389,856
Panalpina Welttransport Holding AG †	1,506	207,143
Roche Holding AG	31,146	5,214,487
Sulzer AG	7,563	1,233,147
Swatch Group AG/The	3,656	1,845,212
Swiss Life Holding AG †	10,426	1,709,878
Swisscom AG	2,063	945,756
Syngenta AG †	11,270	3,808,702
Transocean Ltd.	11,824	771,921
UBS AG †	140,294	2,560,306
Xstrata PLC	5,213	114,818

		41,617,301

United Kingdom - 14.9%
Anglo American PLC	73,690	3,654,577
AstraZeneca PLC	87,427	4,369,712
Autonomy Corp. PLC †	9,374	256,773
Aviva PLC	641,764	4,517,404
Barclays PLC	147,142	603,628
Berkeley Group Holdings PLC †	8,295	171,571
BG Group PLC	65,365	1,484,172
BHP Billiton PLC	85,688	3,367,005
BP PLC	801,008	5,897,814
British American Tobacco PLC	84,788	3,718,087
British Land Co. PLC REIT	29,205	285,539
British Sky Broadcasting Group PLC	44,987	610,748
BT Group PLC	1,086,369	3,522,445
Burberry Group PLC	54,116	1,258,450
Cairn Energy PLC †	56,625	377,628
Centrica PLC	9,474	49,194
Drax Group PLC	53,313	430,703
Eurasian Natural Resources Corp. PLC	20,230	253,836
GKN PLC	185,395	691,204
GlaxoSmithKline PLC	174,026	3,730,117
Hammerson PLC REIT	28,872	223,216
HSBC Holdings PLC	542,040	5,374,181
IMI PLC	14,557	246,093
Imperial Tobacco Group PLC	30,198	1,005,366
Inchcape PLC	62,515	419,796
Intermediate Capital Group PLC	116,936	605,861
Investec PLC	93,810	761,455
Kazakhmys PLC	32,054	710,541
Kesa Electricals PLC	308,926	682,578
Kingfisher PLC	73,052	313,801
Ladbrokes PLC	218,362	534,232

The accompanying notes are an integral part of these financial statements.	(Continued)

14	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

	SHARES	VALUE (Note 3)
United Kingdom - 14.9% (continued)
Land Securities Group PLC REIT	24,126	$330,045
Legal & General Group PLC	478,485	906,449
Lloyds Banking Group PLC †	4,928,222	3,872,761
Michael Page International PLC	58,679	504,072
Misys PLC †	77,107	520,223
Mondi PLC	294,218	2,928,432
National Grid PLC	69,697	686,111
Persimmon PLC	131,781	1,020,995
Reed Elsevier PLC	49,673	452,239
Rio Tinto PLC	58,890	4,252,196
Rolls-Royce Holdings PLC (3)†(b)	5,987,712	9,610
Royal Bank of Scotland Group PLC †	2,214,496	1,369,803
SABMiller PLC	9,800	357,705
Scottish & Southern Energy PLC	85,931	1,921,898
Segro PLC REIT	49,428	247,825
Smith & Nephew PLC	33,074	354,443
Tate & Lyle PLC	203,061	2,008,383
Tesco PLC	273,797	1,768,996
Tullow Oil PLC	33,537	667,859
Vodafone Group PLC	2,682,941	7,114,200
William Hill PLC	86,074	315,583

		81,737,555

TOTAL COMMON STOCKS (cost $405,645,778)		468,426,003

PREFERRED STOCKS - 0.5%

Germany - 0.5%
Porsche Automobil Holding SE (a)	17,753	1,408,214
Volkswagen AG	6,683	1,382,016

		2,790,230

Switzerland - 0.0% (c)
Schindler Holding AG (a)	613	74,557

TOTAL PREFERRED STOCKS (cost $1,808,787)		2,864,787

MONEY MARKET FUNDS - 10.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (e)(f)	6,312,112	6,312,112
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (e)	53,084,891	53,084,891

TOTAL MONEY MARKET FUNDS (cost $59,397,003)		59,397,003

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 3.8%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.090% (d)(e) (cost $20,641,396)	20,641,396	20,641,396

TOTAL INVESTMENTS - 100.2% (cost $487,492,964)		551,329,189

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2%) (g)		(1,258,502)

NET ASSETS - 100.0%		$550,070,687

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$60,558,679	11.0%
Consumer Staples	36,945,823	6.7
Energy	45,176,365	8.2
Financials	86,210,137	15.7
Health Care	41,480,927	7.5
Industrials	73,623,472	13.4
Information Technology	17,428,439	3.2
Materials	63,943,827	11.6
Telecommunication Services	33,550,338	6.1
Utilities	12,372,783	2.2
Money Market Funds	80,038,399	14.6

Total Investments	551,329,189	100.2
Liabilities in Excess of Other Assets (g)	(1,258,502)	(0.2)

Net Assets	$550,070,687	100.0%

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $19,803,898; cash collateral of $20,641,396 was received with which the fund purchased a money market fund.
(b)	Security fair valued at June 30, 2011.
(c)	Represents less than 0.05 percent of net assets.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Represents annualized seven-day yield as of June 30, 2011.
(f)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(g)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2, unless noted otherwise in parentheses.

(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

CVA - Dutch Certificate of Shares

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	15

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

Total return swap contract outstanding as of June 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	Swiss Market Index	9/16/2011	$(39,114,158)	$252,855

Money Market Fund investment pledged as collateral for total return swap contract is included in the collateral for forward foreign currency exchange contracts.

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
979	CAC40 10 Euro Futures	July 15, 2011	$54,472,689	$56,496,835	$2,024,146
105	DAX Index Futures	September 16, 2011	27,215,404	28,136,807	921,403
650	FTSE 100 Index Futures	September 16, 2011	59,979,965	61,575,913	1,595,948
154	FTSE/MIB Index Futures	September 16, 2011	22,499,274	22,570,149	70,875
99	Hang Seng Index Futures	July 28, 2011	13,992,834	14,266,626	273,792
34	MSCI Singapore Index Futures	July 28, 2011	1,947,649	1,995,213	47,564

					4,933,728

Short Contracts:
150	Amsterdam Index Futures	July 15, 2011	(14,639,110)	(14,780,654)	(141,544)
30	IBEX 35 Index Futures	July 15, 2011	(4,360,305)	(4,469,217)	(108,912)
751	OMXS30 Index Futures	July 15, 2011	(13,081,104)	(13,238,553)	(157,449)
282	SPI 200 Index Futures	September 15, 2011	(34,320,380)	(34,790,358)	(469,978)
74	TOPIX Index Futures	September 8, 2011	(7,567,643)	(7,808,583)	(240,940)

					(1,118,823)

					$3,814,905

Cash held as collateral with broker for futures contracts was $14,838,805 at June 30, 2011.

Forward foreign currency exchange contracts outstanding as of June 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	AUD	35,621,100	$37,608,046	$37,822,840	$214,794
Swiss Franc, Expiring 09/21/11	The Royal Bank of Scotland	CHF	5,857,000	7,007,419	6,969,881	(37,538)
Danish Krone, Expiring 09/21/11	The Royal Bank of Scotland	DKK	5,149,000	1,001,892	999,142	(2,750)
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	26,733,400	38,777,095	38,681,359	(95,736)
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	24,646,000	40,135,370	39,518,629	(616,741)
Hong Kong Dollar, Expiring 09/21/11	The Royal Bank of Scotland	HKD	27,305,000	3,511,535	3,510,633	(902)
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	13,473,000	3,912,252	3,942,081	29,829

The accompanying notes are an integral part of these financial statements.	(Continued)

16	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	1,301,820,000	$16,168,463	$16,178,007	$9,544
Norwegian Krone, Expiring 09/21/11	The Royal Bank of Scotland	NOK	169,428,000	31,213,908	31,241,881	27,973
New Zealand Dollar, Expiring 09/21/11	The Royal Bank of Scotland	NZD	87,000	70,193	71,695	1,502
Swedish Krona, Expiring 09/21/11	The Royal Bank of Scotland	SEK	611,425,000	98,396,959	96,215,042	(2,181,917)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	2,673,300	2,170,229	2,176,529	6,300

				279,973,361	277,327,719	(2,645,642)

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	AUD	(11,729,000)	$(12,306,418)	$(12,453,970)	$(147,552)
Swiss Franc, Expiring 09/21/11	The Royal Bank of Scotland	CHF	(37,525,800)	(44,371,616)	(44,656,030)	(284,414)
Danish Krone, Expiring 09/21/11	The Royal Bank of Scotland	DKK	(23,596,000)	(4,529,216)	(4,578,707)	(49,491)
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	(14,936,000)	(21,163,786)	(21,611,346)	(447,560)
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	(11,754,700)	(19,157,434)	(18,848,074)	309,360
Hong Kong Dollar, Expiring 09/21/11	The Royal Bank of Scotland	HKD	(2,866,000)	(368,315)	(368,485)	(170)
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	(572,000)	(166,907)	(167,362)	(455)
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	(6,823,403,200)	(84,941,499)	(84,795,953)	145,546
Norwegian Krone, Expiring 09/21/11	The Royal Bank of Scotland	NOK	(32,857,000)	(6,063,560)	(6,058,706)	4,854
New Zealand Dollar, Expiring 09/21/11	The Royal Bank of Scotland	NZD	(87,000)	(70,717)	(71,695)	(978)
Swedish Krona, Expiring 09/21/11	The Royal Bank of Scotland	SEK	(89,230,000)	(13,773,042)	(14,041,408)	(268,366)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	(253,000)	(205,204)	(205,986)	(782)

				(207,117,714)	(207,857,722)	(740,008)

				$72,855,647	$69,469,997	$(3,385,650)

Money Market Fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $6,312,112.

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	17

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

LONG INVESTMENTS - 133.1%	SHARES	VALUE (Note 3)
COMMON STOCKS - 63.6%

Consumer Discretionary - 9.3%
AMC Networks, Inc., Class A †	16,065	$698,828
AutoChina International Ltd. (China) †(l)	59,429	1,734,733
Barnes & Noble, Inc.	115,300	1,911,674
Bulgari SpA (Italy)(2)	284,793	5,028,149
California Pizza Kitchen, Inc. †	871,218	16,091,396
CBS Corp., Class A	9,650	277,630
China Century Dragon Media, Inc. (3)†(a)	150,272	15,027
China Networks International Holdings Ltd. (3)†(a)	2,287,278	23,102
Citadel Broadcasting Corp., Class B †	196,810	6,563,614
Comcast Corp., Class A	1,321,873	32,028,983
Discovery Communications, Inc., Class C †	480,733	17,570,791
DSW, Inc., Class A †	152,688	7,727,540
Emmis Communications Corp., Class A †	578,313	636,144
Family Dollar Stores, Inc.	81,596	4,288,686
Forzani Group Ltd./The, Class A (Canada)	420,506	11,484,398
Kandi Technologies Corp. (China) †(l)	385,502	690,049
Kingold Jewelry, Inc. (China) †	173,921	252,185
Lennar Corp. B Shares, Class B	204,766	3,005,965
Liberty Global, Inc. †	858,740	36,668,198
Little Sheep Group Ltd. (China)(2)	3,281,871	2,629,556
McCormick & Schmick’s Seafood Restaurants, Inc. †	231,798	1,991,145
Nobel Learning Communities, Inc. †	252,898	2,920,972
PRIMEDIA, Inc.	219,189	1,545,282
TravelCenters of America LLC †	1,587	8,649
Viacom, Inc., Class B	71,249	3,633,699
Warner Music Group Corp. †	681,005	5,597,861

		165,024,256

Consumer Staples - 0.4%
BJ’s Wholesale Club, Inc. †	89,066	4,484,473
Bunge Ltd. (Bermuda)	30	2,069
Celsius Holdings, Inc. †	166,946	53,423
Embotelladora Andina SA, Class A ADR (Chile)	10,000	250,300
Green Mountain Coffee Roasters, Inc. †	31,981	2,854,624
Molson Coors Brewing Co., Class B	2,926	130,909

		7,775,798

Energy - 5.6%
Alpha Natural Resources, Inc. †(k)	180	8,179
American Energy Fields, Inc. †	1,507,815	271,407
C&J Energy Services, Inc. 144A †(b)	31,094	481,957
China Integrated Energy, Inc. (China) †(l)	174,415	139,532
CIC Energy Corp./Bahamas (Bahamas) †	199,720	596,395
Coalspur Mines Ltd. (Australia) †	255,500	535,134
Ensco PLC ADR (United Kingdom)	440,078	23,456,157
EXCO Resources, Inc.	563,309	9,942,404
Frontier Oil Corp.	739,087	23,879,901
Gran Tierra Energy, Inc. †	208,991	1,376,010

	SHARES	VALUE (Note 3)
Energy - 5.6% (continued)
Gulf United Energy, Inc. †	1,959,798	$587,939
McDermott International, Inc. †	138,907	2,751,748
Mission NewEnergy Ltd. (Australia) †	20,132	135,086
Mitcham Industries, Inc. †	74,000	1,280,200
Omega Navigation Enterprises, Inc., Class A (Greece) †	252,387	109,788
QEP Resources, Inc.	68,934	2,883,509
Royal Dutch Shell PLC, Class A ADR (Netherlands)	383,798	27,299,552
Scorpio Tankers, Inc. (Monaco) †	25,374	253,486
Syntroleum Corp. †	277,929	408,556
TGC Industries, Inc. †	249,156	1,592,107

		97,989,047

Financials - 19.0%
Abington Bancorp, Inc.	717,311	7,481,554
American Capital Agency Corp. REIT	92,800	2,701,408
Ashford Hospitality Trust, Inc. REIT	118,000	1,469,100
Australia Acquisition Corp. (Australia) †	612,000	5,936,400
Azteca Acquisition Corp. †	800,000	8,000,000
Bancorp Rhode Island, Inc.	112,282	5,088,620
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	3,075,206
Center Financial Corp. †	955,229	6,065,704
China Growth Equity Investment Ltd. (Cayman Islands) †	395,000	3,950,000
China VantagePoint Acquisition Co. †	199,098	1,184,633
CNinsure, Inc. ADR (China) †	109,943	1,619,460
Community Bank System, Inc.	31,571	782,645
Community Capital Corp. †	227,745	728,784
Corporate Office Properties Trust REIT	74,000	2,302,140
Cowen Group, Inc., Class A†	746,635	2,807,348
Danvers Bancorp, Inc. (2)	620,021	13,927,262
Empeiria Acquisition Corp. †	680,000	6,786,400
European CleanTech SE, Class A (Luxembourg) (2)†	621,000	8,960,404
Excel Trust, Inc. REIT	74,000	816,220
First American Financial Corp.	22,196	347,367
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	2,144,027
FNB Corp.	127,750	1,322,213
FPIC Insurance Group, Inc. †	7,955	331,564
Global Cornerstone Holdings Ltd. †	632,000	6,288,400
Global Eagle Acquisition Corp. †	1,382,500	13,838,825
GS Financial Corp.	17,630	366,704
Hancock Holding Co.	255,745	7,922,980
Helikos SE (Luxembourg) (2)†	72,000	1,033,740
Herald National Bank†	82,747	326,023
Hicks Acquisition Co. II, Inc. †	810,000	7,759,800
IFM Investments Ltd. ADR (China) †	19,963	29,346
Invesco Mortgage Capital, Inc. REIT	116,000	2,451,080
Italy1 Investment SA (Luxembourg) (2)†	590,301	8,474,647
Janus Capital Group, Inc.	2,500	23,600
JWC Acquisition Corp. †	1,032,750	9,935,055
L&L Acquisition Corp. †	306,000	2,907,000
Legacy Bancorp, Inc.	46,896	649,979
Loews Corp.	7,700	324,093

The accompanying notes are an integral part of these financial statements.	(Continued)

18	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 19.0% (continued)
Lone Oak Acquisition Corp. (Hong Kong) †	328,820	$2,548,355
M&T Bank Corp.	69,973	6,154,125
Marshall & Ilsley Corp.	2,562,100	20,419,937
Nationwide Health Properties, Inc. REIT	401,340	16,619,489
NYSE Euronext	564,798	19,355,627
optionsXpress Holdings, Inc.	1,677,516	27,980,967
Parkvale Financial Corp.	230,039	4,945,839
Patriot National Bank ADR (3)†(a)	2,000,000	2,043,400
PMI Group, Inc. †	291	311
Prime Acquisition Corp. (China) †	423,935	4,001,946
ProLogis, Inc. REIT	85,500	3,064,320
Prospect Capital Corp.	116,000	1,172,760
RLJ Acquisition, Inc. †	974,044	9,253,418
Santa Monica Media Corp. (3)†(a)	15,377	—
SCG Financial Acquistion Corp. †	631,210	6,375,221
Senior Housing Properties Trust REIT	99,750	2,335,147
Solar Senior Capital Ltd.	25,888	464,690
SP Acquisition Holdings, Inc. (3)†(a)	27,000	—
State Bancorp, Inc.	162,481	2,167,497
Sterling Bancshares, Inc.	1,971,142	16,084,519
Student Loan Escrow (3)†(a)	11,558	28,895
SWS Group, Inc.	255,006	1,527,486
Tanger Factory Outlet Centers REIT	87,000	2,328,990
TMX Group, Inc. (Canada)	93,971	4,267,645
Tower Bancorp, Inc.	434,900	11,916,260
Transatlantic Holdings, Inc.	22,840	1,119,388
Trian Acquisition I Corp. (3)†(a)	15,200	—
Trio Merger Corp. †	456,000	4,605,600
Trustco Bank Corp. NY	185,000	906,500
Universal Business Payment Solutions Acquisition Corp. †	947,052	5,682,312
XION Escrow ADR REIT (3)†(a)	8,650	8,650,000

		336,180,375

Health Care - 3.3%
Access Pharmaceuticals, Inc. †	228,024	467,449
Accuray, Inc. †	218,800	1,752,588
Aegerion Pharmaceuticals, Inc. †	74,000	1,165,500
Antares Pharma, Inc. †(k)	365,000	806,650
AVEO Pharmaceuticals, Inc. †	21,503	443,177
AVI BioPharma, Inc. †	376,250	538,038
Cephalon, Inc. †	130,008	10,387,639
China Cord Blood Corp. (Cayman Islands) †	23,686	76,979
Clinical Data (3)†(a)	335,833	319,041
Continucare Corp. †	1,441,484	8,908,371
Cormedix, Inc. †	150,592	222,876
CryoPort, Inc. †	998,678	1,188,427
DynaVox, Inc., Class A †	30,682	233,183
GTx, Inc. †	185,000	886,150
Indevus Pharmaceuticals, Inc. (3)†(a)	6,006	541
InspireMD, Inc. (United Kingdom) (3)†(a)(k)	135,823	314,471
IntelliPharmaCeutics International, Inc. (Canada) †	102,743	408,917
Kendle International, Inc. †	169,114	2,550,239
Kindred Healthcare, Inc. †	244,392	5,247,096

	SHARES	VALUE (Note 3)
Health Care - 3.3% (continued)
Kips Bay Medical, Inc. †	97,480	$314,860
Merit Medical Systems, Inc. †	60,900	1,094,373
Mylan, Inc. †	1	25
Novartis AG ADR (Switzerland)	248,378	15,178,380
Opexa Therapeutics, Inc. †(l)	114,457	181,987
Orchid Cellmark, Inc. †	1,161,122	3,204,697
Pluristem Therapeutics, Inc. †(l)	221,976	645,950
Provectus Pharmaceuticals, Inc. †	861,064	878,285
Rosetta Genomics Ltd. (Israel) †	1,045,115	303,083
RXi Pharmaceuticals Corp. †(l)	205,874	201,757
Tengion, Inc. †	6,381	7,593
Theragenics Corp. †	619,560	1,090,426
Thoratec Corp. †	1	33

		59,018,781

Industrials - 3.6%
Advanced Battery Technologies, Inc. †	687,200	680,328
Allied Defense Group, Inc. †(k)	190,011	665,039
AMR Corp. †	24	130
Babcock & Wilcox Co. †	81,251	2,251,465
Baltic Trading Ltd.	28,122	161,420
Barnes Group, Inc.	374	9,279
Bucyrus International, Inc.	186,193	17,066,450
China Dredging Group Co. Ltd. ADR (China) (2)†	1,000,000	5,000,000
China Electric Motor, Inc. (China) †	2,400	960
China Fire & Security Group, Inc. (China) †(l)	81,501	638,153
Demag Cranes AG (Germany) (2)	49,972	3,255,055
Dollar Thrifty Automotive Group, Inc. †	167,519	12,352,851
Douglas Dynamics, Inc.	8,113	128,104
Fushi Copperweld, Inc. (China) †	244,539	1,401,208
HEICO Corp., Class A	222,316	8,839,284
Hubbell, Inc., Class A	2,194	130,828
Huntington Ingalls Industries, Inc. †	19,129	659,950
Kratos Defense & Security Solutions, Inc. †	67,232	817,541
Mistras Group, Inc. †	3,650	59,130
Plug Power, Inc. †(l)	352,103	781,669
Rush Enterprises, Inc., Class B †	1,000	16,100
Sapphire Industry Corp. (3)†(a)	25,025	—
Spherix, Inc. †	36,852	84,760
TNT Express NV (Netherlands) (2)†	302,331	3,135,618
Vector Aerospace Corp. (Canada) †	346,742	4,659,419

		62,794,741

Information Technology - 12.3%
Advanced Analogic Technologies, Inc. †	1,176,391	7,123,047
Ancestry.com, Inc. †	73,000	3,021,470
Authentidate Holding Corp. †	101,042	121,250
China Security & Surveillance Technology, Inc. (China) †(l)	132,949	704,630
CoreLogic, Inc. †	14,981	250,333
EMS Technologies, Inc. †	162,485	5,357,130
Equinix, Inc. †	7,162	723,505
Finisar Corp. †	26,000	468,780
Fundtech Ltd. (Israel)	128,221	2,559,291
Funtalk China Holdings Ltd. (China) †(l)	266,909	1,777,614

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	19

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Information Technology - 12.3% (continued)
GT Solar International, Inc. †	26	$421
Hypercom Corp. †	1,215,261	11,946,016
Identive Group, Inc. †	158,000	366,560
Integral Systems, Inc. †	181,596	2,210,023
Intel Corp.	10,420	230,907
L-1 Identity Solutions, Inc. †	633,676	7,445,693
Lawson Software, Inc. †	1,336,691	14,997,673
LoopNet, Inc. †	884,839	16,263,341
LTX-Credence Corp. †	20,005	178,845
Magic Software Enterprises Ltd. (Israel) †	239,007	1,190,255
Mediamind Technologies, Inc. †	351,722	7,716,781
Mentor Graphics Corp. †	195,013	2,498,117
Micron Technology, Inc. †	31,163	233,099
Molex, Inc., Class A	1,159,911	24,914,888
Motorola Mobility Holdings, Inc. †	84,752	1,867,934
Motorola Solutions, Inc. †	96,859	4,459,388
National Semiconductor Corp.	309,205	7,609,535
Ness Technologies, Inc. (Israel) †	1,092,286	8,268,605
Novellus Systems, Inc. †	45,550	1,646,177
On Track Innovations Ltd. (Israel) †	347,101	763,622
Orbotech, Ltd. (Israel) †	74,000	943,500
Orckit Communications Ltd. (Israel) †	15,174	34,293
Procera Networks, Inc. †	51,800	555,814
Rovi Corp. †	149,188	8,557,424
SAVVIS, Inc. †	286,658	11,331,591
SinoHub, Inc. (China) †	888,272	959,334
SMART Modular Technologies WWH, Inc. †	979,067	8,968,254
SPS Commerce, Inc. †	19,388	344,913
SRA International, Inc., Class A †	358,432	11,082,717
SS&C Technologies Holdings, Inc. †	20,898	415,243
Telestone Technologies Corp. (China) †(l)	115,818	720,388
Telvent GIT SA (Spain) †	22,524	896,455
Tessco Technologies, Inc.	56,321	626,290
Trunkbow International Holdings Ltd. (China) †	156,318	372,037
Uni-Pixel, Inc. †	38,764	271,348
Varian Semiconductor Equipment Associates, Inc. †	132,744	8,155,791
Velti PLC (Ireland) †	32,645	552,027
Verigy Ltd. (Singapore) †	1,488,377	22,281,004
Visa, Inc., Class A	47,168	3,974,376

		217,957,729

Materials - 5.2%
Allegheny Technologies, Inc.	162,833	10,335,011
Aurcana Corp. (Canada) †	1,246,774	775,638
BHP Billiton PLC ADR (United Kingdom)	266,798	20,924,967
Calvista Gold Corp. (Canada) †	200,000	172,119
Capstone Mining Corp. (Canada) †	662,774	2,467,063
Cereplast, Inc. †	258,156	1,146,213
Chemspec International Ltd. ADR (China) †	80,600	580,320
China GengSheng Minerals, Inc. (China) †(l)	481,660	900,704

	SHARES	VALUE (Note 3)
Materials - 5.2% (continued)
Clean Diesel Technologies, Inc. †	16,132	$76,627
Edgewater Exploration Ltd. (Canada) †	426,850	376,196
Energy Fuels, Inc. (Canada) †	720,000	272,487
Graham Packaging Co., Inc. †	271,898	6,857,268
Inmet Mining Corp. (Canada)	99,232	7,140,547
Kangaroo Resources Ltd. (Australia) (2)†	10,874,707	2,156,122
Lion One Metals Ltd. (Canada) (3)†(a)	775,282	859,808
Lubrizol Corp.	142,623	19,149,990
Metals USA Holdings Corp. †	53,984	804,362
Mines Management, Inc. †	16,120	34,013
Monsanto Co.	3,820	277,103
New Gold, Inc. (Canada) †	131,758	1,359,316
Pilot Gold, Inc. (Canada) †	74,962	170,995
Pretium Resources, Inc. (Canada) †	37,500	356,162
Quaker Chemical Corp.	3,650	156,986
Rock-Tenn Co., Class A	72,841	4,832,272
Solitario Exploration & Royalty Corp. †	59,250	168,862
Southern Arc Minerals, Inc. (Canada) (3)†(a)	248,481	429,589
Steel Dynamics, Inc.	161	2,616
Temple-Inland, Inc., Series J.P. Morgan	291,559	8,670,965

		91,454,321

Telecommunication Services - 0.9%
Global Crossing Ltd. (Bermuda) †	194,953	7,482,296
Telephone & Data Systems, Inc. Special Shares	308,744	8,314,476

		15,796,772

Utilities - 4.0%
Central Vermont Public Service Corp.	86,882	3,140,784
China Hydroelectric Corp. ADR (China) †	21,854	89,164
Constellation Energy Group, Inc.	539,488	20,478,964
DPL, Inc.	137,566	4,148,991
Nicor, Inc.	185,451	10,151,588
NSTAR	183,773	8,449,883
Pennichuck Corp.	107,341	3,086,054
Progress Energy, Inc.	409,006	19,636,378
Questar Corp.	68,934	1,220,821

		70,402,627

TOTAL COMMON STOCKS (cost $1,100,988,096)		1,124,394,447

The accompanying notes are an integral part of these financial statements.	(Continued)

20	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

CONVERTIBLE PREFERRED STOCKS - 4.1%	MOODY’S RATING*				SHARES	VALUE (Note 3)
Communications - 0.0% (c)
Nielsen Holdings NV, $50.00 par, 6.250% (2)	B	**			6,800	$418,625

Consumer Discretionary - 0.1%
Beazer Homes USA, Inc., $25.00 par, 7.250%	NR				52,875	866,092
Goodyear Tire & Rubber Co./The, $50.00 par, 5.875% (2)†	NR				16,500	914,719

						1,780,811

Consumer Staples - 0.5%
Universal Corp., Perpetual, $1,000.00 par, 6.750%	BB	**			8,350	8,149,600

Energy - 1.0%
Chesapeake Energy Corp., Perpetual 144A, $1,000.00 par, 5.750% (2)(b)	B+	**			10,000	12,600,000
Energy XXI Bermuda Ltd., Perpetual (Bermuda), $250.00 par, 5.625% (2)	NR				9,535	3,480,275
Superior Well Services, Inc., Perpetual, Series A, $1,000.00 par, 4.000% (2)	NR				1,169	1,083,522
Whiting Petroleum Corp., Perpetual, $100.00 par, 6.250%	B	**			1,144	306,352

						17,470,149

Financials - 2.1%
Ally Financial, Inc., Perpetual, Series 144a 144A, $1,000.00 par, 7.000% (2)(b)	B3				2,175	2,044,092
Boston Private Capital Trust I, $50.00 par, 4.875% (2)	NR				3,750	113,672
Dole Food Automatic Common Exchange 144A, $12.50 par, 7.000% (2)†(b)	NR				62,250	785,906
Jack Cooper Holdings Corp. 144A, $99.08 par, 12.750% (2)(b)	NR				6,950,000	7,367,000
Jack Cooper Holdings Corp., Perpetual 144A, $100.00 par, 0.000% (2)†(b)(d)	NR				2,000	190,000
MF Global Holdings Ltd., Perpetual, $100.00 par, 9.750% (2)	NR				19,550	2,277,575
SLM Corp., Perpetual, Series A, $50.00 par, 6.970%	Ba3				12,500	593,875
Sovereign Capital Trust IV, $50.00 par, 4.375% (2)	Baa3				411,418	20,365,191
UBS AG (Switzerland), $25.00 par, 9.375% (2)	NR				26,000	627,380
Wells Fargo & Co., Perpetual, Series L, $1,000.00 par, 7.500%	Baa3				500	530,000
Wintrust Financial Corp., $50.00 par, 7.500%(2)(k)	NR				24,300	1,276,387

						36,171,078

Industrials - 0.0% (c)
Timberjack Corp., $188,000.00 par, 8.000% (3)†(a)	NR				188,000	758,618

Information Technology - 0.3%
Authentidate Holding Corp. Series C, $1.60 par, 15.000% (3)†(a)	NR				218,000	784,800
Unisys Corp., Series A, $100.00 par, 6.250% (2)	NR				41,800	3,281,718

						4,066,518

Utilities - 0.1%
PPL Corp., $50.00 par, 8.750% (2)†	NR				44,700	2,469,228

TOTAL CONVERTIBLE PREFERRED STOCKS (cost $68,406,124)						71,284,627

			INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)

CORPORATE BONDS - 17.7%
Communications - 0.8%
Digital Angel (3)(a)	NR		0.160%	07/01/12	$1,341	1,322,399
Global Crossing UK Finance plc (United Kingdom) (2)(k)	B3		10.750%	12/15/14	1,835	1,915,281
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(b)(k)	B	**	14.000%	09/30/13	887	933,797
Interactive Network, Inc./FriendFinder Networks, Inc. 144A (2)(b)(e)	CCC+	**	11.500%	04/30/14	2,275	1,831,375
Primus Telecommunications Holding, Inc. / Primus Telecommunications Canada Inc 144A (2)(b)	B3		13.000%	12/15/16	1,150	1,322,500

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	21

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Communications - 0.8% (continued)
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC 144A (2)(b)	NR		9.247%	11/15/15		$3,000	$3,007,387
WCP Wireless Site Funding LLC/WCP Wireless Site RE Funding LLC, Series 144a 144A (2)(b)	NR		6.829%	11/15/15		3,325	3,377,304

							13,710,043

Consumer Discretionary - 3.3%
American Airlines Equipment Trust 1990, Series 90-Y (2)(k)	Caa1		11.000%	05/07/14		1,966	1,929,544
American Airlines Equipment Trust 1990, Series B (2)(k)	Caa1		10.500%	09/15/11		2,575	2,594,740
Baker & Taylor, Inc. 144A (2)(b)(k)	B3		11.500%	07/01/13		3,250	2,746,250
Broder Brothers Co. 144A (2)(b)(e)(k)	NR		12.000%	10/15/13		3,975	3,965,062
Brookstone Co., Inc. 144A (2)(b)(k)	CCC+	**	13.000%	10/15/14		516	437,310
Delta Air Lines 2001-1 Class B Pass Through Trust, Series 2001-1, Class B (2)	WR		7.711%	09/18/11		1,890	1,908,900
Dollar General Corp. (2)(k)	B1		10.625%	07/15/15		3,650	3,850,535
Empire Today LLC / Empire Today Finance Corp. 144A (2)(b)	B3		11.375%	02/01/17		3,050	3,141,500
GameStop Corp./GameStop, Inc. (2)(k)	Ba1		8.000%	10/01/12		1,083	1,099,245
Goodyear Tire & Rubber Co./The (2)(k)	B1		10.500%	05/15/16		2,976	3,348,000
Hawaiian Holdings, Inc. (2)(k)	NR		5.000%	03/15/16		300	306,750
Mandalay Resort Group (2)(k)	Caa1		6.375%	12/15/11		3,575	3,606,281
MGM Resorts International (2)(k)	Caa1		4.250%	04/15/15		8,500	9,201,250
Pegasus Solutions, Inc. 144A (2)(b)(e)	NR		13.000%	04/15/14		3,132	3,014,811
Sally Holdings LLC/Sally Capital, Inc. (2)(k)	B2		9.250%	11/15/14		5,500	5,720,000
SouthPeak Interactive Corp. (3)(a)	NR		10.000%	07/19/13		2,500	1,334,883
Unifi, Inc. (2)(k)	Caa1		11.500%	05/15/14		2,941	3,040,259
Wallace Theater Holdings, Inc., Series UNIT 144A (2)(b)(d)	CCC	**	12.500%	06/15/13		4,675	4,569,812
WMG Acquisition Corp. (2)(k)	B1		7.375%	04/15/14		1,922	1,950,830

							57,765,962

Consumer Staples - 1.4%
Great Atlantic & Pacific Tea Co. 144A (2)(b)(f)(k)	WR		11.375%	08/01/15		3,555	3,786,075
North Atlantic Trading Co. 144A (2)(b)(k)	NR		10.000%	03/01/12		3,340	3,281,550
Smithfield Foods, Inc. (2)(k)	B+	**	4.000%	06/30/13		13,300	15,644,125
Vector Group Ltd. (2)	B1		11.000%	08/15/15		1,700	1,780,750

							24,492,500

Energy - 1.7%
Black Elk Energy Offshore Operations LLC and Black Elk Finance Corp., Series AI 144A (2)(b)(k)	Caa2		13.750%	12/01/15		5,800	5,829,000
CCS, Inc. 144A (Canada) (2)(b)(k)	Caa2		11.000%	11/15/15		4,800	5,040,000
Compton Petroleum Finance Corp. (Canada) (2)	NR		10.000%	09/15/11		3,650	2,591,500
Global Rig Co. (Norway) (2)	NR		13.000%	06/09/15		3,800	3,819,000
Golden Close Maritime Corp. MTN (Bermuda) (2)	NR		11.000%	12/09/15		2,500	2,675,000
Harvest Operations Corp. (Canada) (2)(k)	NR		7.500%	05/31/15	CAD	275	298,681
InterOil ASA (Norway) (2)	NR		15.000%	03/14/14	NOK	6,500	1,168,642
LDK Solar Co. Ltd., Series EXCH (Cayman Islands) (2)(k)	NR		4.750%	04/15/13		$625	576,563
Panoro Energy ASA 144A (Norway) (2)(b)	NR		12.000%	11/15/18		2,300	2,346,000
Polarcus Alima AS (Norway) (2)	NR		12.500%	10/29/15		3,800	3,800,000
RDS Ultra-Deepwater Ltd. 144A (Cayman Islands) (2)(b)(k)	B3		11.875%	03/15/17		845	946,400
Sevan Marine ASA (Norway) (2)	NR		14.000%	12/22/14	NOK	12,000	1,045,383
Sevan Marine ASA 144A (Norway) (2)(b)	NR		12.000%	08/10/15		$1,000	820,000

							30,956,169

Financials - 4.1%
Ally Financial, Inc. (2)(k)	B1		6.000%	12/15/11		810	820,125
Avatar Holdings, Inc. (2)(k)	NR		7.500%	02/15/16		5,900	5,900,000
Bankrate, Inc. 144A (2)(b)(k)	B1		11.750%	07/15/15		1,077	1,227,780

The accompanying notes are an integral part of these financial statements.	(Continued)

22	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Financials - 4.1% (continued)
CNG Holdings, Inc. 144A (2)(b)(k)	B3		12.250%	02/15/15		$5,975	$6,467,938
CNO Financial Group, Inc. (2)(k)	B2		7.000%	12/30/16		3,635	5,843,262
CNO Financial Group, Inc., Series UNRE (2)(k)	NR		7.000%	12/30/16		2,367	3,804,952
Icahn Enterprises LP/Icahn Enterprises Finance Corp. (2)(k)	Ba3		8.000%	01/15/18		2,055	2,085,825
ING Capital Funding Trust III, Perpetual Bond, Series 9 (2)(d)(k)	B1		3.846%	12/29/49		3,875	3,659,461
Jasper Explorer Ltd./Cyprus (Cyprus) (2)	NR		13.500%	05/27/16		6,000	5,902,500
Landry’s Holdings, Inc. 144A (2)(b)(k)	Caa1		11.500%	06/01/14		1,545	1,541,138
Liberty Mutual Group, Inc. 144A (2)(b)(d)(k)	Baa3		10.750%	06/15/58		3,550	4,712,625
Offshore Group Investments Ltd. (Cayman Islands) (2)(k)	B3		11.500%	08/01/15		1,950	2,120,625
Offshore Group Investments Ltd. 144A (Cayman Islands) (2)(b)	B3		11.500%	08/01/15		450	489,375
Rare Restaurant Group LLC/RRG Finance Corp. 144A (2)(b)(k)	WR		9.250%	05/15/14		1,300	1,079,000
Rouse Co. LP (The) (2)(k)	BB+	**	6.750%	11/09/15		4,045	4,171,406
Speedy Cash, Inc. 144A (2)(b)(k)	B3		10.750%	05/15/18		9,175	9,381,437
Springleaf Finance Corp. (2)	B3		5.625%	08/17/11		2,450	2,448,775
Synovus Financial Corp. (2)(k)	B3		5.125%	06/15/17		1,375	1,251,166
TMX Finance LLC / TitleMax Finance Corp. (2)(k)	B2		13.250%	07/15/15		5,905	6,628,363
Washington Mutual, Inc. (2)(f)(k)	WR		4.000%	01/15/09		3,050	3,332,125

							72,867,878

Healthcare - 2.5%
Adcare Health Systems, Inc. (3)(a)	NR		10.000%	10/26/13		1,850	2,490,067
Beckman Coulter, Inc. (2)(k)	Baa3		2.500%	12/15/36		12,226	14,594,788
Cephalon, Inc. (2)(k)	NR		2.500%	05/01/14		3,854	4,721,150
Dendreon Corp. (2)(k)	NR		2.875%	01/15/16		2,100	2,307,375
Incyte Corp. Ltd. (2)(k)	NR		4.750%	10/01/15		1,000	2,301,250
KV Pharmaceutical Co. 144A (2)(b)(k)	NR		12.000%	03/15/15		8,175	7,449,469
Merge Healthcare, Inc. (2)(k)	B2		11.750%	05/01/15		1,930	2,065,100
NuVasive, Inc. (2)	NR		2.750%	07/01/17		750	758,437
Omnicare, Inc. (2)(k)	Ba3		6.125%	06/01/13		978	978,000
Omnicare, Inc. (2)(k)	Ba3		3.750%	12/15/25		2,400	3,201,000
PDL BioPharma, Inc. 144A (2)(b)	NR		2.875%	02/15/15		1,400	1,426,250
Tenet Healthcare Corp. (2)(k)	Caa1		6.375%	12/01/11		1,750	1,760,937

							44,053,823

Industrials - 1.3%
Boa Deep C AS (Norway) (2)(d)	NR		8.220%	04/27/16	NOK	19,000	3,389,618
Eastman Kodak Co. (2)	NR		7.000%	04/01/17		$3,500	3,053,750
Floatel Superior Ltd. (Bahamas) (2)	NR		13.000%	09/02/15		1,100	1,188,000
GenCorp, Inc. (2)(k)	CCC+	**	4.063%	12/31/39		325	330,688
Greenhouse Holdings (3)(a)	NR		12.000%	05/01/12		640	522,351
MasTec, Inc. (2)	NR		4.250%	12/15/14		2,400	3,537,000
Ship Finance International Ltd. (Bermuda) (2)(k)	B1		8.500%	12/15/13		3,250	3,254,063
United Continental Holdings, Inc. (2)	NR		6.860%	04/22/14		5,515	5,521,791
Western Express, Inc. 144A (2)(b)	Caa1		12.500%	04/15/15		2,300	2,173,500

							22,970,761

Information Technology - 1.4%
CDW LLC / CDW Finance Corp. (2)(e)(k)	Caa1		11.500%	10/12/15		1,906	2,010,714
CDW LLC / CDW Finance Corp. (2)(k)	Caa1		11.000%	10/12/15		479	504,147
Salesforce.com, Inc. (2)(k)	NR		0.750%	01/15/15		12,500	22,640,625

							25,155,486

Materials - 0.5%
Appleton Papers, Inc. (2)(k)	B3		11.250%	12/15/15		1,810	1,828,100
Appleton Papers, Inc. 144A (2)(b)(k)	B1		10.500%	06/15/15		600	625,500
Cemex SAB de CV (Mexico) (2)(k)	NR		4.875%	03/15/15		3,200	3,172,000
Sterling Chemicals, Inc. (2)(k)	B3		10.250%	04/01/15		2,700	2,848,500

							8,474,100

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	23

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Telecommunication Services - 0.7%
CW Media Holdings, Inc. 144A (Canada) (2)(b)(e)(k)	Ba2		13.500%	08/15/15	$5,611	$6,060,226
FiberTower Corp. (2)(k)	NR		9.000%	01/01/16	4,067	2,968,885
MediMedia USA, Inc. 144A (2)(b)(k)	Caa2		11.375%	11/15/14	2,350	2,021,000
Morris Publishing Group LLC (2)(k)	NR		10.000%	09/01/14	867	838,785

						11,888,896

TOTAL CORPORATE BONDS (Cost $310,395,133)						312,335,618

CONVERTIBLE BONDS - 38.0%
Communications - 3.8%
Ciena Corp. 144A (2)(b)(k)	NR		4.000%	03/15/15	16,075	19,149,344
Clearwire Communications LLC/Clearwire Finance, Inc. 144A (2)(b)(k)	NR	**	8.250%	12/01/40	700	621,250
Digital River, Inc. 144A (2)(b)	NR		2.000%	11/01/30	2,600	2,600,000
Equinix, Inc. (2)(k)	B-	**	4.750%	06/15/16	7,725	10,911,562
Finisar Corp. 144A (2)(b)(k)	NR		5.000%	10/15/29	400	737,000
priceline.com, Inc. 144A (2)(b)(k)	BBB-	**	1.250%	03/15/15	11,600	20,575,500
Virgin Media, Inc. (2)(k)	B+	**	6.500%	11/15/16	7,000	12,521,250

						67,115,906

Consumer Discretionary - 10.1%
Alliance Data Systems Corp. (2)(k)	NR		1.750%	08/01/13	3,000	3,806,250
Alliance Data Systems Corp. (2)(k)	NR		4.750%	05/15/14	10,500	21,761,250
ArvinMeritor, Inc. (2)(g)(k)	CCC+	**	4.625%	03/01/26	2,000	2,182,500
Coinstar, Inc. (2)(k)	BB+	**	4.000%	09/01/14	2,150	3,294,875
Convergys Corp. (2)(k)	BB-	**	5.750%	09/15/29	4,825	6,948,000
DR Horton, Inc., Series DHI (2)(k)	Ba3		2.000%	05/15/14	9,156	10,140,270
Exide Technologies (2)(d)(k)	CCC+	**	0.000%	09/18/13	650	604,500
FTI Consulting, Inc. (2)(k)	B1		3.750%	07/15/12	1,325	1,676,125
Gaylord Entertainment Co. 144A (2)(b)(k)	NR		3.750%	10/01/14	9,875	12,541,250
Hertz Global Holdings, Inc. (2)(k)	B-	**	5.250%	06/01/14	14,500	29,543,750
Jakks Pacific, Inc. 144A (2)(b)(k)	NR		4.500%	11/01/14	3,925	5,279,125
Lennar Corp. 144A (2)(b)(k)	B3		2.750%	12/15/20	11,525	12,317,344
Lennar Corp. 144A (2)(b)(k)	B3		2.000%	12/01/20	600	602,250
Navistar International Corp. (2)(k)	B	**	3.000%	10/15/14	1,875	2,453,906
Palm Harbor Homes, Inc. (3)(a)(f)(k)	NR		3.250%	05/15/24	70	7,000
Regis Corp. (2)(k)	NR		5.000%	07/15/14	7,000	8,487,500
Saks, Inc. 144A (2)(b)(k)	NR	**	7.500%	12/01/13	800	1,741,000
Sonic Automotive, Inc. (2)(k)	B-	**	5.000%	10/01/29	11,250	14,850,000
Titan International, Inc. 144A (2)(b)(k)	B+	**	5.625%	01/15/17	5,475	14,016,000
TRW Automotive, Inc. 144A (2)(b)(k)	Ba2		3.500%	12/01/15	5,850	12,358,125
United Rentals, Inc. (2)(k)	NR		4.000%	11/15/15	5,850	14,010,750

						178,621,770

Consumer Staples - 2.2%
Alliance One International, Inc. (2)(k)	Caa1		5.500%	07/15/14	4,500	4,303,125
Central European Distribution Corp. (2)	CCC+	**	3.000%	03/15/13	2,475	2,029,500
Chiquita Brands International, Inc. (2)(k)	B-	**	4.250%	08/15/16	5,000	4,862,500
Nash Finch Co. (2)(g)(k)	B3		1.631%	03/15/35	4,800	2,220,000
Rite Aid Corp. (2)(k)	Ca		8.500%	05/15/15	300	312,375
Spartan Stores, Inc. (2)(k)	NR		3.375%	05/15/27	40	39,600
Tyson Foods, Inc. (2)(k)	BB+	**	3.250%	10/15/13	12,425	16,028,250
Vector Group Ltd. (2)(d)(k)	NR		3.750%	11/15/14	6,504	8,585,280
Vector Group Ltd. (2)(d)(k)	NR		3.875%	06/15/26	383	445,716

						38,826,346

The accompanying notes are an integral part of these financial statements.	(Continued)

24	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Energy - 1.9%
Exterran Energy Corp. (2)(k)	B1		4.750%	01/15/14	$134	$131,320
Exterran Holdings, Inc. (2)(k)	B+	**	4.250%	06/15/14	3,675	4,074,656
GMX Resources, Inc. (2)(k)	NR		4.500%	05/01/15	1,875	1,539,844
Goodrich Petroleum Corp. (2)(k)	NR		3.250%	12/01/26	2,700	2,713,500
Goodrich Petroleum Corp. (2)(k)	CCC+	**	5.000%	10/01/29	1,000	976,250
Green Plains Renewable Energy, Inc. 144A (2)(b)(k)	NR		5.750%	11/01/15	4,100	4,151,250
Harvest Natural Resources, Inc. (2)(k)	NR		8.250%	03/01/13	475	965,437
James River Coal Co. 144A (2)(b)(k)	B2		4.500%	12/01/15	500	563,125
PetroBakken Energy Ltd., Reg S (Canada) (2)(k)	NR		3.125%	02/08/16	5,900	5,575,500
Petrominerales Ltd., Series PMG (Canada) (2)	NR		2.625%	08/25/16	1,900	2,165,052
Pioneer Natural Resources Co. (2)(k)	BB+	**	2.875%	01/15/38	750	1,160,625
Polarcus Ltd. (Cayman Islands) (2)	NR		2.875%	04/27/16	400	360,400
Western Refining, Inc. (2)(k)	CCC+	**	5.750%	06/15/14	5,100	9,313,875

						33,690,834

Financials - 6.7%
American Equity Investment Life Holding Co. 144A (2)(b)(k)	NR		5.250%	12/06/29	1,025	1,528,531
American Equity Investment Life Holding Co. 144A (2)(b)(k)	NR		3.500%	09/15/15	4,425	5,210,438
Ares Capital Corp. 144A (2)(b)(k)	BBB	**	5.125%	06/01/16	1,200	1,213,500
BioMed Realty LP 144A (2)(b)(k)	NR		3.750%	01/15/30	5,150	6,096,313
CapitalSource, Inc. (2)(g)(k)	NR		4.000%	07/15/34	625	625,000
CBIZ, Inc. 144A (2)(b)(k)	NR		4.875%	10/01/15	1,400	1,711,500
CNO Financial Group, Inc., Series 1 (2)(k)	NR		7.000%	12/30/16	3,963	6,370,523
Developers Diversified Realty Corp. (2)	NR		1.750%	11/15/40	2,850	2,974,687
Digital Realty Trust LP 144A (2)(b)(k)	NR		5.500%	04/15/29	8,450	12,817,594
Dollar Financial Corp. (2)(k)	NR		2.875%	06/30/27	150	158,812
Hilltop Holdings, Inc. (2)(k)	NR		7.500%	08/15/25	998	1,046,653
Host Hotels & Resorts LP 144A (2)(b)(k)	BB+	**	2.500%	10/15/29	9,375	12,714,844
Janus Capital Group, Inc. (2)(k)	Baa3		3.250%	07/15/14	250	270,625
Kilroy Realty LP 144A (2)(b)(k)	NR		4.250%	11/15/14	7,390	8,812,575
KKR Financial Holdings LLC (2)	NR		7.000%	07/15/12	125	130,625
Kohlberg Capital Corp. 144A (2)(b)(k)	NR		8.750%	03/15/16	4,000	4,115,000
Leucadia National Corp. (2)(k)	B2		3.750%	04/15/14	250	401,562
Lexington Realty Trust 144A (2)(b)(k)	NR		6.000%	01/15/30	5,050	6,950,063
MF Global Holdings Ltd. (2)(k)	Baa2		9.000%	06/20/38	5,500	6,338,750
MGIC Investment Corp. (2)	CCC+	**	5.000%	05/01/17	10,850	9,670,062
National Financial Partners Corp. (2)	NR		4.000%	06/15/17	4,025	4,523,094
NorthStar Realty Finance LP 144A (2)(b)(k)	NR		7.500%	03/15/31	3,400	3,187,500
Penson Worldwide, Inc. 144A (2)(b)(k)	NR		8.000%	06/01/14	4,275	3,494,812
ProLogis LP (2)	BBB-	**	3.250%	03/15/15	100	114,375
Radian Group, Inc. (2)	CCC+	**	3.000%	11/15/17	5,175	3,706,594
SL Green Operating Partnership LP 144A (2)(b)(k)	NR		3.000%	10/15/17	6,825	7,925,531
Stewart Information Services Corp. 144A (2)(b)	NR		6.000%	10/15/14	6,125	6,239,844
World Acceptance Corp. (2)(k)	NR		3.000%	10/01/11	150	163,312

						118,512,719

Healthcare - 0.8%
American Oriental Bioengineering, Inc. 144A (2)(b)(k)	NR		5.000%	07/15/15	1,000	600,000
China Medical Technologies, Inc. 144A (Cayman Islands) (2)(b)(k)	B+	**	6.250%	12/15/16	2,625	1,883,438
China Medical Technologies, Inc., Series CMT (Cayman Islands) (2)(k)	NR		4.000%	08/15/13	250	181,250
Enzon Pharmaceuticals, Inc. (2)(k)	NR		4.000%	06/01/13	1,850	2,189,937
MannKind Corp. (2)(k)	NR		3.750%	12/15/13	500	284,375
MannKind Corp. 144A (2)(b)(k)	NR		5.750%	08/15/15	1,540	1,235,850
Molina Healthcare, Inc., Series MOH (2)(k)	NR		3.750%	10/01/14	3,375	3,889,687
SonoSite, Inc. (2)(k)	NR		3.750%	07/15/14	1,000	1,147,500
Stewart Enterprises, Inc. (2)(k)	B1		3.125%	07/15/14	25	25,438
West Pharmaceutical Services, Inc. (2)(k)	NR		4.000%	03/15/47	2,000	1,917,500

						13,354,975

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	25

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)		VALUE (Note 3)
Industrials - 4.7%
Avis Budget Group, Inc. (2)	NR		3.500%	10/01/14		$1,275	$1,620,844
Bristow Group, Inc. (2)(k)	BB	**	3.000%	06/15/38		1,000	1,040,000
Cereplast, Inc. 144A (3)(a)(b)	NR		7.000%	06/01/16		4,450	4,209,896
China Linen Textile Industry, Ltd. (Cayman Islands) (3)(a)	NR		7.500%	11/12/12		1,850	1,529,970
EnPro Industries, Inc. (2)(k)	NR		3.938%	10/15/15		3,575	5,568,063
Genco Shipping & Trading Ltd. (Marshall Islands) (2)(k)	NR		5.000%	08/15/15		500	417,500
General Cable Corp. (2)(k)	Ba3		0.875%	11/15/13		3,000	3,240,000
Kaman Corp. 144A (2)(b)(k)	NR		3.250%	11/15/17		3,800	4,683,500
Kemet Corp. (2)(k)	NR		2.250%	11/15/26		443	446,322
Kendle International, Inc. (2)(k)	B-	**	3.375%	07/15/12		17,864	17,864,000
L-1 Identity Solutions, Inc. (2)(k)	B	**	3.750%	05/15/27		4,599	4,587,502
MasTec, Inc. (2)(k)	NR		4.000%	06/15/14		2,125	3,030,781
RTI International Metals, Inc. (2)	NR		3.000%	12/01/15		5,250	6,746,250
Terex Corp. (2)(k)	B3		4.000%	06/01/15		4,500	8,448,750
Textron, Inc., Series TXT (2)(k)	BBB-	**	4.500%	05/01/13		3,500	6,540,625
Trex Co., Inc. (2)(k)	NR		6.000%	07/01/12		6,970	8,799,625
TTM Technologies, Inc. (2)(k)	BB-	**	3.250%	05/15/15		2,450	3,090,063
Ultrapetrol Bahamas Ltd. 144A (Bahamas) (2)(b)(k)	NR		7.250%	01/15/17		900	886,500

							82,750,191

Information Technology - 3.0%
Arris Group, Inc. (2)(k)	NR		2.000%	11/15/26		650	679,250
Cadence Design Systems, Inc. (2)	NR		2.625%	06/01/15		3,325	5,054,000
Concur Technologies, Inc. 144A (2)(b)(k)	NR		2.500%	04/15/15		200	230,000
DST Systems, Inc., Series C (2)(d)(k)	NR		4.125%	08/15/23		975	1,159,031
GSI Commerce, Inc. (2)(k)	NR		2.500%	06/01/27		25	28,385
Hutchinson Technology, Inc. (2)(k)	NR		8.500%	01/15/26		52	43,940
Hutchinson Technology, Inc. (2)(k)	NR	**	3.250%	01/15/26		146	118,260
Lawson Software, Inc. (2)(k)	NR		2.500%	04/15/12		4,174	4,309,655
Level 3 Communications, Inc. (2)(k)	CCC	**	15.000%	01/15/13		2,250	3,656,250
ON Semiconductor Corp. (2)(k)	Ba2		1.875%	12/15/25		250	384,688
Photronics, Inc. (2)(k)	NR		5.500%	10/01/14		2,200	4,111,250
Rambus, Inc. (2)(k)	NR		5.000%	06/15/14		6,450	7,240,125
Take-Two Interactive Software, Inc. (2)(k)	NR		4.375%	06/01/14		3,825	6,029,156
Telvent GIT SA 144A (Spain) (2)(b)(k)	NR		5.500%	04/15/15		5,002	6,483,843
THQ, Inc. (2)(k)	NR		5.000%	08/15/14		2,500	2,284,375
Verigy Ltd. (Singapore) (2)(k)	NR		5.250%	07/15/14		1,325	1,677,781
VeriSign, Inc. (2)(k)	NR		3.250%	08/15/37		8,995	10,377,981

							53,867,970

Materials - 2.8%
Allegheny Technologies, Inc. (2)(k)	BBB-	**	4.250%	06/01/14		13,000	21,515,000
ArcelorMittal (Luxembourg) (2)(k)	Baa3		5.000%	05/15/14		6,875	9,496,094
Cemex SAB de CV 144A (Mexico) (2)(b)(k)	NR		3.750%	03/15/18		500	495,000
Cemex SAB de CV 144A (Mexico) (2)(b)(k)	NR		3.250%	03/15/16		900	887,625
Jaguar Mining, Inc. 144A (2)(b)(k)	NR		5.500%	03/31/16		500	471,875
Kaiser Aluminum Corp. 144A (2)(b)(k)	NR		4.500%	04/01/15		300	388,890
Northgate Minerals Corp. (Canada) (2)(k)	NR		3.500%	10/01/16		1,925	1,905,750
ShengdaTech, Inc. 144A (2)(b)(k)	NR		6.500%	12/15/15		1,200	156,000
ShengdaTech, Inc. 144A (2)(b)(k)	NR		6.000%	06/01/18		200	26,000
Sino-Forest Corp. 144A (Canada) (2)(b)(k)	B+	**	4.250%	12/15/16	CAD	1,525	640,500
Sterlite Industries India Ltd. (India) (2)(k)	NR		4.000%	10/30/14		$5,350	5,249,687
Stillwater Mining Co. (2)(k)	B+	**	1.875%	03/15/28		1,000	1,171,250
United States Steel Corp. (2)(k)	Ba2		4.000%	05/15/14		4,000	6,355,000

							48,758,671

The accompanying notes are an integral part of these financial statements.	(Continued)

26	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Telecommunication Services - 2.0%
Cleveland Unlimited, Inc. 144A (2)†(k)	Caa2		14.500%	04/30/11	$1,830	$1,281,000
Level 3 Communications, Inc. (2)(k)	Caa3		3.500%	06/15/12	500	498,750
Level 3 Communications, Inc. (2)(k)	NR		6.500%	10/01/16	5,525	11,650,844
Level 3 Communications, Inc., Series B (2)(k)	Caa3		7.000%	03/15/15	1,280	2,035,200
NII Holdings, Inc. (2)(k)	B-	**	3.125%	06/15/12	1,980	1,982,475
tw telecom inc (2)(k)	B3		2.375%	04/01/26	1,075	1,318,219
XM Satellite Radio, Inc. 144A (2)(b)(k)	BB-	**	7.000%	12/01/14	11,350	16,684,500

						35,450,988

TOTAL CONVERTIBLE BONDS (cost $611,350,088)						670,950,370

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	27

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 1.6%
ASA Gold and Precious Metals Ltd. (Bermuda) (k)	15,184	$434,262
Blackrock Core Bond Trust	186,435	2,336,031
BlackRock Corporate High Yield Fund III, Inc.	35,136	256,493
BlackRock Corporate High Yield Fund V, Inc.	45,796	559,169
BlackRock Credit Allocation Income Trust II, Inc.	290,805	2,951,671
Blackrock Credit Allocation Income Trust III, Inc. (k)	159,476	1,728,720
Blackrock Credit Allocation Income Trust IV	269,488	3,371,295
BlackRock Income Opportunity Trust, Inc.	212,615	2,058,113
BlackRock MuniAssets Fund, Inc.	520	6,110
Duff & Phelps Utility and Corporate Bond Trust, Inc.	11,285	127,859
Eaton Vance Enhanced Equity Income Fund	8,695	104,340
Eaton Vance Risk-Managed Diversified Equity Income Fund	165,778	2,092,118
Eaton Vance Tax Managed Global Buy Write Opportunities Fund	10,333	125,339
Eaton Vance Tax-Advantaged Bond and Options Strategies Fund	2,387	41,820
Eaton Vance Tax-Advantaged Global Dividend Opportunities Fund	172	3,732
Eaton Vance Tax-Managed Buy-Write Income Fund	1,864	25,667
Eaton Vance Tax-Managed Buy-Write Opportunities Fund	4,575	58,240
Eaton Vance Tax-Managed Diversified Equity Income Fund	16,701	182,375
Eaton Vance Tax-Managed Global Diversified Equity Income Fund	14,888	155,877
First Opportunity Fund, Inc. †	3,916	28,195
Fort Dearborn Income Securities, Inc.	1,610	24,263
Gabelli Global Multimedia Trust, Inc.	12,071	96,206
Invesco Municipal Income Opportunities Trust	2,167	13,674
Invesco Municipal Income Opportunities Trust II	2,196	15,504
Invesco Van Kampen Bond Fund	76,070	1,449,134
Montgomery Street Income Securities, Inc.	5,719	91,161
Morgan Stanley Income Securities, Inc.	31,815	548,173
Nuveen California Municipal Value Fund	2,219	19,616
Nuveen Quality Preferred Income Fund	189,109	1,480,724
Nuveen Quality Preferred Income Fund II	410,503	3,444,120
Nuveen Quality Preferred Income Fund III	53,354	428,966
Petroleum & Resources Corp.	1,259	37,128
Royce Focus Trust, Inc.	75,083	585,647
Transamerica Income Shares, Inc.	348	7,597
Wells Fargo Advantage Multi-Sector Income Fund	9,195	141,603
Western Asset Global Corporate Defined Opportunity Fund, Inc.	127,658	2,397,417

	SHARES	VALUE (Note 3)
CLOSED END FUNDS - 1.6% (continued)
Western Asset Income Fund	29,194	$387,404
Western Asset Investment Grade Defined Opportunity Trust, Inc.	17,061	356,404

TOTAL CLOSED END FUNDS (cost $27,077,168)		28,172,167

EXCHANGE TRADED FUNDS - 0.2%
Sprott Physical Gold Trust (Canada) † (cost $3,545,866)	303,963	3,966,717

RIGHTS - 0.0% (c)

Health Care - 0.0% (c)
Sanofi Aventis, Expires 12/31/20 †
(cost $—)	33,100	79,771

WARRANTS - 2.3%

Communications - 0.0% (c)
Digital Angel, Series A (3)†(a)	2,682,000	3,487
Digital Angel, Series B (3)†(a)	2,682,000	80,728

		84,215

Consumer Discretionary - 0.0% (c)
China XD Plastics Co. Ltd. (3)†(a)	183,332	18
Kandi Technologies Corp. (3)†(a)	169,478	9,169
SouthPeak Interactive Corp. (3)†(a)	5,800,464	197,216
Talbots, Inc. †	195,798	23,496

		229,899

Consumer Staples - 0.0% (c)
Celsius Holdings, Inc. †	52,500	525
HQ Sustainable Maritime Industries, Inc. (3)†(a)	62,284	—

		525

Diversified - 0.0% (c)
Prime Acquisition Corp. †	423,935	233,164

Energy - 0.0% (c)
American Energy Fields, Inc. (3)†(a)	1,590,276	34,191
Camac Energy, Inc. (3)†(a)	88,191	17,480
China Integrated Energy, Inc. (China) (3)†(a)	195,194	20
Plug Power, Inc. (3)†(a)	88,875	40,100
Syntroleum Corp. (3)†(a)	253,165	89,215
Uranium Energy Corp. (3)†(a)	297,221	178

		181,184

Financials - 2.0%
Australia Acquisition Corp. (Australia) †(k)	612,000	281,520
Boston Private Financial Holdings, Inc. †	97,674	205,115
Cazador Acquisition Corp. Ltd. (Cayman Islands) †	319,668	127,867
Comerica, Inc. †	444,071	4,960,273
Edgewater Exploration Ltd. (Canada) (3)†(a)	250,000	15,346
European CleanTech SE (Germany) (2)†	621,000	360,217
FlatWorld Acquisition Corp. (Virgin Islands, British) †	219,450	21,945

The accompanying notes are an integral part of these financial statements.	(Continued)

28	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - 2.0% (continued)
Gerova Financial Group Ltd. (3)†(a)	138,792	$3,053
Helikos SE (Germany) (2)†	72,000	56,382
Hicks Acquisition Co. II, Inc. †	810,000	405,000
Italy1 Investment SA (Luxembourg) (3)†(a)	590,301	393,772
Jack Cooper Holdings Corp.†	1,775	168,625
Jack Cooper Holdings Corp. †	448	44,800
JWC Acquisition Corp. †	1,032,750	774,563
L&L Acquisition Corp. †	306,000	91,800
Lincoln National Corp. †	607,525	12,284,155
Lone Oak Acquisition Corp. †	328,820	82,205
PNC Financial Services Group, Inc. †	258,400	3,209,328
RLJ Acquisition, Inc. †	974,044	467,541
Signature Bank †	107,610	3,625,381
Sterling Bancshares, Inc. †	9,708	26,212
Texas Capital Bancshares, Inc. †	16,077	234,081
Valley National Bancorp †	49,509	113,871
Wells Fargo & Co. †	151,514	1,410,595
Wintrust Financial Corp. †	415,782	6,319,886

		35,683,533

Health Care - 0.1%
Access Pharmaceuticals, Inc. (3)†(a)	68,407	1,573
Bionovo, Inc. (3)†(a)	39,373	4,953
Cormedix, Inc. †	75,400	26,390
CryoPort, Inc. (3)†(a)	1,133,397	361,894
CryoPort, Inc. (3)†(a)	571,428	171,714
InspireMD, Inc. (3)†(a)	67,911	28,061
IntelliPharmaCeutics International, Inc., Series A (3)†(a)	220,000	240,130
IntelliPharmaCeutics International, Inc., Series B (3)†(a)	220,000	128,832
Opexa Therapeutics, Inc. (3)†(a)	47,362	12,882
Pluristem Therapeutics, Inc. (3)†(a)	173,242	101,052
Provectus Pharmaceuticals, Inc., Series A (3)†(a)	881,558	60,034
Provectus Pharmaceuticals, Inc., Series C (3)†(a)	617,090	42,024
ReGeneRx Biopharmaceuticals, Inc. †	240,000	240
Repros Therapeutics, Inc. (3)†(a)	92,675	151,950
Rosetta Genomics Ltd. (Israel) (3)†(a)	191,250	5,317
Rosetta Genomics Ltd. (Israel) (3)†(a)	496,961	17,294
RXi Pharmaceuticals Corp. (3)†(a)	144,175	822
RXi Pharmaceuticals Corp. (3)†(a)	144,175	22,145

		1,377,307

Industrials - 0.0% (c)
Advanced Battery Technologies, Inc. (3)†(a)	482,500	48
China GengSheng Minerals, Inc. (China) (3)†(a)	195,194	254
China Wood, Inc. (3)†(a)	94,000	97,826
Greenhouse Holdings (3)†(a)	256,092	2,356
Plastec Technologies Ltd. (Cayman Islands) †	56,004	16,801
Spherix, Inc. (3)†(a)	196,441	982

		118,267

	SHARES	VALUE (Note 3)
Information Technology - 0.1%
Authentidate Holding Corp. (3)†(a)	1,090,000	$332,995
Magic Software Enterprises Ltd. (Israel) (3)†(a)	132,782	67,639
Orckit Communications Ltd. (Israel) (3)†(a)	84,282	17,303
SinoHub, Inc. (China) (3)†(a)	267,392	3,236
Southspeak Interactive (3)†(a)	4,350,348	435

		421,608

Materials - 0.1%
Aurcana Corp. (Canada) (3)†(a)	623,387	69,009
Calvista Gold Corp. (Canada) †	100,000	12,961
Cereplast, Inc. (3)†(a)	64,539	32,721
China Shen Zhou Mining & Resources, Inc. (China) (3)†(a)	66,762	12,231
Energy Fuels, Inc./(Canada) (3)†(a)	360,000	17,768
Kangaroo Resources Ltd. (Australia) (3)†(a)	24,137,931	1,148,965
Kinross Gold Corp. (Canada)†	37,797	96,016
Lion One Metals Ltd. (3)†(a)	387,641	39
Pretium Resources, Inc. (Canada) †	18,750	17,497

		1,407,207

Utilities - 0.0% (c)
China Hydroelectric Corp. †	24,500	3,920

TOTAL WARRANTS (cost $35,947,740)		39,740,829

MONEY MARKET FUNDS - 5.2%
J.P. Morgan Prime Money Market Fund Capital Shares, 0.090% (2)(h)(j)	12,429,421	12,429,421
JPMorgan U.S. Treasury Plus Money Market Fund, 0.000% (2)(h)(j)	79,917,357	79,917,357

TOTAL MONEY MARKET FUNDS (cost $92,346,778)		92,346,778

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 0.4%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (2)(h)(m)
(cost $7,225,604)	7,225,604	7,225,604

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT (cost $2,257,282,597)		2,350,496,928

SECURITIES SOLD SHORT- (64.8)%

COMMON STOCKS - (62.6)%

Consumer Discretionary - (11.5)%
Beazer Homes USA, Inc. †	(188,923)	(640,449)
CBS Corp., Class B	(9,650)	(274,928)
Coinstar, Inc. †	(44,736)	(2,439,901)
Comcast Corp., Class A	(1,321,873)	(33,496,262)
Discovery Communications, Inc., Class A †	(480,733)	(19,690,824)
DR Horton, Inc.	(361,076)	(4,159,595)
DSW, Inc., Class A †	(152,240)	(7,704,866)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	29

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Consumer Discretionary - (11.5)% (continued)
Eastman Kodak Co. †	(344,748)	$(1,234,198)
Exide Technologies †	(12,973)	(99,114)
Gaylord Entertainment Co. †	(282,568)	(8,477,040)
Goodyear Tire & Rubber Co./The †	(44,100)	(739,557)
Jakks Pacific, Inc. †	(198,573)	(3,655,729)
Lennar Corp., Class A	(543,116)	(9,857,555)
Liberty Global, Inc., Class A †	(858,740)	(38,677,650)
MGM Resorts International †	(301,977)	(3,989,116)
priceline.com, Inc. †	(34,361)	(17,590,427)
Regis Corp.	(280,212)	(4,292,848)
Saks, Inc. †	(135,074)	(1,508,777)
Sirius XM Radio, Inc. †	(4,735,939)	(10,371,706)
Sonic Automotive, Inc., Class A	(618,975)	(9,067,984)
Stewart Enterprises, Inc., Class A	(764)	(5,577)
Talbots, Inc. †	(19,325)	(64,545)
TRW Automotive Holdings Corp. †	(183,060)	(10,806,032)
Viacom, Inc., Class A	(71,249)	(4,095,393)
Virgin Media, Inc.	(336,985)	(10,085,961)

		(203,026,034)

Consumer Staples - (1.9)%
Alliance One International, Inc. †	(499,318)	(1,612,797)
American Oriental Bioengineering, Inc. (China) †	(9,522)	(10,569)
Bunge Ltd. (Bermuda)	(30)	(2,069)
Chiquita Brands International, Inc. †	(123,417)	(1,606,889)
Dole Food Co., Inc. †	(46,735)	(631,857)
Embotelladora Andina SA, Class B ADR (Chile)	(10,000)	(288,500)
Green Mountain Coffee Roasters, Inc. †	(31,981)	(2,854,624)
Nash Finch Co.	(14,624)	(523,686)
Rite Aid Corp. †	(67,784)	(90,153)
Smithfield Foods, Inc. †	(363,563)	(7,951,123)
Spartan Stores, Inc.	(102)	(1,992)
Tyson Foods, Inc., Class A	(522,098)	(10,139,143)
Universal Corp.	(113,701)	(4,283,117)
Vector Group Ltd.	(210,170)	(3,738,924)

		(33,735,443)

Energy - (6.0)%
Boardwalk Pipeline Partners LP	(2,300)	(66,792)
Bristow Group, Inc.	(9,198)	(469,282)
Chesapeake Energy Corp.	(286,331)	(8,501,167)
Dawson Geophysical Co. †	(28,986)	(989,872)
Diamond Offshore Drilling, Inc.	(1,240)	(87,308)
Energy XXI Bermuda Ltd. (Bermuda)†	(84,373)	(2,802,871)
Ensco PLC ADR (United Kingdom)	(440,442)	(23,475,559)
Exterran Holdings, Inc. †	(104,195)	(2,066,187)
GMX Resources, Inc. †	(34,452)	(153,311)
Goodrich Petroleum Corp. †	(13,231)	(243,583)
Gran Tierra Energy, Inc. †	(210,317)	(1,384,740)
Green Plains Renewable Energy, Inc. †	(201,617)	(2,175,447)
Harvest Natural Resources, Inc. †	(83,146)	(917,100)
Holly Corp. †	(355,587)	(24,677,738)
James River Coal Co. †	(14,155)	(294,707)
PetroBakken Energy Ltd., Class A (Canada)	(2,035)	(27,937)

	SHARES	VALUE (Note 3)
Energy - (6.0)% (continued)
Petrominerales Ltd. (Colombia)	(37,664)	$(1,105,571)
Pioneer Natural Resources Co.	(13,075)	(1,171,128)
Polarcus Ltd. (United Arab Emirates) (2)†	(105,360)	(103,493)
Royal Dutch Shell PLC, Class A ADR (Netherlands)	(434)	(30,870)
Royal Dutch Shell PLC, Class B ADR (Netherlands)	(383,798)	(27,537,507)
Western Refining, Inc. †	(424,925)	(7,678,395)
Whiting Petroleum Corp. †	(5,150)	(293,086)

		(106,253,651)

Financials - (16.5)%
Allied World Assurance Co. Holdings Ltd. (Switzerland)	(19,994)	(1,151,254)
American Equity Investment Life Holding Co.	(350,552)	(4,455,516)
Ares Capital Corp.	(21,385)	(343,657)
Avatar Holdings, Inc. †	(88,204)	(1,341,583)
Banco Santander SA ADR (Spain)	(20,146)	(231,880)
Bank of Montreal (Canada)	(322,465)	(20,492,651)
BankUnited, Inc.	(8,669)	(230,075)
Berkshire Hills Bancorp, Inc.	(26,361)	(590,223)
BioMed Realty Trust, Inc. REIT	(179,037)	(3,444,672)
Boston Private Financial Holdings, Inc.	(66,594)	(438,189)
Brookline Bancorp, Inc.	(232,118)	(2,151,734)
Charles Schwab Corp./The	(1,712,136)	(28,164,637)
CNA Financial Corp.	(4,275)	(124,189)
CNO Financial Group, Inc. †	(1,560,987)	(12,347,407)
Comerica, Inc.	(788,451)	(27,256,751)
Community Bank System, Inc.	(31,571)	(782,645)
Cowen Group, Inc., Class A †	(747,671)	(2,811,243)
Deutsche Boerse AG (Germany) (2)	(265,449)	(20,155,422)
Developers Diversified Realty Corp. REIT	(101,857)	(1,436,184)
Digital Realty Trust, Inc. REIT	(170,650)	(10,542,757)
Dollar Financial Corp. †	(3,333)	(72,159)
FNB Corp.	(502,588)	(5,201,786)
Hancock Holding Co.	(255,761)	(7,923,476)
Hilltop Holdings, Inc. †	(28,081)	(248,236)
Host Hotels & Resorts, Inc. REIT	(520,279)	(8,818,729)
Kilroy Realty Corp. REIT	(125,408)	(4,952,362)
KKR Financial Holdings LLC	(700)	(6,867)
Leucadia National Corp.	(9,880)	(336,908)
Lexington Realty Trust REIT	(532,269)	(4,859,616)
Lincoln National Corp.	(578,850)	(16,491,436)
M&T Bank Corp.	(70,019)	(6,158,171)
MF Global Holdings Ltd. †	(402,490)	(3,115,273)
MGIC Investment Corp. †	(516,763)	(3,074,740)
Nara Bancorp, Inc. †	(745,220)	(6,058,639)
National Financial Partners Corp. †	(256,319)	(2,957,921)
NorthStar Realty Finance Corp. REIT	(184,628)	(744,051)
Park Sterling Corp. †	(89,290)	(442,878)
Penson Worldwide, Inc. †	(217,998)	(778,253)
People’s United Financial, Inc.	(450,073)	(6,048,981)
PNC Financial Services Group, Inc.	(156,668)	(9,338,979)
ProLogis, Inc. REIT	(1,607)	(57,595)
Radian Group, Inc.	(307,721)	(1,301,660)

The accompanying notes are an integral part of these financial statements.	(Continued)

30	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Financials - (16.5)% (continued)
Signature Bank †	(98,528)	$(5,635,802)
SL Green Realty Corp. REIT	(56,407)	(4,674,448)
Stewart Information Services Corp.	(233,926)	(2,346,278)
Susquehanna Bancshares, Inc.	(2,070,996)	(16,567,968)
Texas Capital Bancshares, Inc. †	(14,331)	(370,170)
Valley National Bancorp	(188,599)	(2,566,832)
Ventas, Inc. REIT	(316,049)	(16,658,943)
Wells Fargo & Co.	(84,625)	(2,374,577)
Wintrust Financial Corp.	(376,785)	(12,124,941)
World Acceptance Corp. †	(1,601)	(104,978)

		(290,906,322)

Health Care - (2.0)%
Accuray, Inc. †	(220,953)	(1,769,833)
China Medical Technologies, Inc. ADR (China) †	(122,810)	(946,865)
Dendreon Corp. †	(28,400)	(1,120,096)
Enzon Pharmaceuticals, Inc. †	(115,497)	(1,160,745)
Incyte Corp. Ltd. †	(109,400)	(2,072,036)
Kindred Healthcare, Inc. †	(244,183)	(5,242,609)
MannKind Corp. †	(144,890)	(550,582)
Metropolitan Health Networks, Inc. †	(59,624)	(285,599)
Molina Healthcare, Inc. †	(68,997)	(1,871,199)
Mylan, Inc. †	(1)	(25)
Novartis AG ADR (Switzerland)	(248,378)	(15,178,380)
Omnicare, Inc.	(77,833)	(2,482,094)
PDL BioPharma, Inc.	(153,194)	(899,249)
SonoSite, Inc. †	(16,684)	(586,776)
West Pharmaceutical Services, Inc.	(27,908)	(1,221,254)

		(35,387,342)

Industrials - (6.2)%
AMR Corp. †	(24)	(129)
Avis Budget Group, Inc. †	(114,418)	(1,955,404)
CBIZ, Inc. †	(152,199)	(1,120,185)
CoStar Group, Inc. †	(32,856)	(1,947,704)
EnPro Industries, Inc. †	(97,470)	(4,685,383)
FTI Consulting, Inc. †	(34,522)	(1,309,765)
Genco Shipping & Trading Ltd. †	(12,028)	(90,450)
GenCorp, Inc. †	(20,578)	(132,111)
General Cable Corp. †	(33,915)	(1,444,101)
Hawaiian Holdings, Inc. †	(28,331)	(161,487)
HEICO Corp.	(222,316)	(12,169,578)
Hertz Global Holdings, Inc. †	(1,724,925)	(27,391,809)
Hubbell, Inc., Class B	(2,194)	(142,500)
Kaman Corp.	(81,036)	(2,874,347)
Kratos Defense & Security Solutions, Inc. †	(107,149)	(1,302,932)
MasTec, Inc. †	(239,964)	(4,732,090)
Meritor, Inc. †	(59,100)	(947,964)
Navistar International Corp. †	(28,850)	(1,628,871)
Nielsen Holdings NV †	(9,233)	(287,700)
Rush Enterprises, Inc., Class A †	(1,000)	(19,030)
Southwest Airlines Co.	(1)	(11)
Terex Corp. †	(251,983)	(7,168,916)
Textron, Inc.	(245,262)	(5,790,636)
Titan International, Inc.	(534,585)	(12,969,032)
Trex Co., Inc. †	(243,260)	(5,955,005)

	SHARES	VALUE (Note 3)
Industrials - (6.2)% (continued)
Ultrapetrol Bahamas Ltd. (Bahamas) †	(78,789)	$(389,218)
United Rentals, Inc. †	(500,044)	(12,701,117)

		(109,317,475)

Information Technology - (8.7)%
Alliance Data Systems Corp. †	(244,611)	(23,010,557)
Arris Group, Inc. †	(14,598)	(169,483)
Cadence Design Systems, Inc. †	(394,327)	(4,164,093)
Ciena Corp. †	(559,871)	(10,290,429)
Concur Technologies, Inc. †	(2,700)	(135,189)
Convergys Corp. †	(375,573)	(5,122,816)
Digital River, Inc. †	(29,013)	(933,058)
DST Systems, Inc.	(12,874)	(679,747)
Equinix, Inc. †	(87,234)	(8,812,379)
Finisar Corp. †	(59,412)	(1,071,198)
GT Solar International, Inc. †	(26)	(421)
Kemet Corp. †	(788)	(11,260)
LDK Solar Co. Ltd. ADR (China) †	(1,093)	(8,023)
Micron Technology, Inc. †	(31,163)	(233,099)
Molex, Inc.	(1,159,911)	(29,890,906)
Novellus Systems, Inc. †	(45,575)	(1,647,080)
ON Semiconductor Corp. †	(31,365)	(328,392)
Photronics, Inc. †	(393,785)	(3,335,359)
Rambus, Inc. †	(178,707)	(2,623,419)
Rovi Corp. †	(149,188)	(8,557,424)
S1 Corp. †	(348,809)	(2,609,091)
Salesforce.com, Inc. †	(131,768)	(19,630,797)
Take-Two Interactive Software, Inc. †	(286,585)	(4,379,019)
Telvent GIT SA (Spain) †	(34,548)	(1,375,010)
THQ, Inc. †	(124,885)	(452,084)
TTM Technologies, Inc. †	(118,866)	(1,904,233)
Unisys Corp. †	(56,857)	(1,461,225)
VeriFone Systems, Inc. †	(278,359)	(12,345,222)
Verigy Ltd. (Singapore) †	(63,612)	(952,272)
VeriSign, Inc.	(231,551)	(7,747,696)

		(153,880,981)

Materials - (4.7)%
Allegheny Technologies, Inc.	(421,433)	(26,748,352)
ArcelorMittal NYRS (Luxembourg)	(167,039)	(5,806,276)
BHP Billiton Ltd. ADR (Australia)	(266,798)	(25,247,095)
Capstone Mining Corp. (Canada) †	(662,774)	(2,467,063)
Cemex SAB de CV ADR (Mexico) †	(248,357)	(2,135,870)
Jaguar Mining, Inc. †	(48,977)	(234,110)
Kaiser Aluminum Corp.	(4,643)	(253,601)
Kinross Gold Corp. (Canada)	(20,410)	(322,478)
Monsanto Co.	(3,820)	(277,103)
New Gold, Inc. (Canada) †	(133,515)	(1,377,442)
Northgate Minerals Corp. (Canada) †	(315,892)	(821,319)
Rock-Tenn Co., Class A	(73,006)	(4,843,218)
RTI International Metals, Inc. †	(118,405)	(4,543,200)
Sino-Forest Corp. (Hong Kong) †	(46,847)	(155,436)
Steel Dynamics, Inc.	(161)	(2,616)
Sterlite Industries India Ltd. ADR (India) †	(96,322)	(1,449,646)
Stillwater Mining Co. †	(50,267)	(1,106,377)
United States Steel Corp.	(106,005)	(4,880,470)

		(82,671,672)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	31

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
Telecommunication Services - (1.8)%
CenturyLink, Inc.	(18,203)	$(735,947)
Clearwire Corp., Class A †	(80,119)	(302,850)
Level 3 Communications, Inc. †	(8,661,168)	(21,133,250)
Telephone & Data Systems, Inc.	(308,744)	(9,595,764)
tw telecom inc †	(42,617)	(874,927)

		(32,642,738)

	SHARES	VALUE (Note 3)
Utilities - (3.3)%
AGL Resources, Inc.	(155,647)	$(6,336,389)
Duke Energy Corp.	(1,069,623)	(20,141,001)
Exelon Corp.	(502,271)	(21,517,290)
Northeast Utilities	(241,281)	(8,485,853)
PPL Corp.	(47,673)	(1,326,739)

		(57,807,272)

TOTAL COMMON STOCKS SOLD SHORT (proceeds $1,043,647,839)		(1,105,628,930)

CONVERTIBLE BONDS - (0.1)%	MOODY’S RATING*		INTEREST RATE	MATURITY DATE	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Consumer Staples - (0.1)%
Molson Coors Brewing Co. (2)	BBB-	**	2.500%	07/30/13	$(550)	$(603,625)

Information Technology - 0.0% (c)
Intel Corp. (2)	A-	**	2.950%	12/15/35	(500)	(516,875)

TOTAL CONVERTIBLE BONDS SOLD SHORT (proceeds $1,100,063)						(1,120,500)

The accompanying notes are an integral part of these financial statements.	(Continued)

32	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

	SHARES	VALUE (Note 3)
EXCHANGE TRADED FUNDS - (2.1)%
iShares Silver Trust †	(21,824)	$(738,742)
SPDR Barclays Capital High Yield Bond ETF	(790,659)	(31,800,305)
SPDR Gold Shares †	(33,601)	(4,905,074)

TOTAL EXCHANGE TRADED FUNDS SOLD SHORT (proceeds $36,957,531)		(37,444,121)

TOTAL SECURITIES SOLD SHORT (proceeds $1,081,705,433)		(1,144,193,551)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT - 68.3% (cost $1,175,577,164)		1,206,303,377

OTHER ASSETS IN EXCESS OF LIABILITIES - 31.7% (i)		559,532,983

NET ASSETS - 100.0%		$1,765,836,360

†	Non income-producing security.
(a)	Security fair valued at June 30, 2011.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Fund Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees.
(c)	Represents less than 0.05 percent of net assets.
(d)	Indicates a variable rate security. The interest rate shown represents the discount rate at June 30, 2011.
(e)	Represents a Pay-In-Kind Bond.
(f)	Defaulted security.
(g)	Represents a step bond. The rate shown reflects the yield at June 30, 2011.
(h)	Represents annualized seven-day yield as of June 30, 2011.
(i)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
(j)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(k)	All or a portion of this security has been segregated as collateral for securities sold short and can be sold or replaced subject to the broker’s right to re-hypothecate. At June 30, 2011, the value of these securities was $822,109,957. In addition, $569,668,165 of cash collateral was pledged and is included in due from broker on the Statements of Assets & Liabilities.
(l)	All or a portion of the security on loan. The aggregate market value of such securities is $6,963,670; cash collateral of $7,225,604 was received with which the Fund purchased a money market fund.
(m)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
*	The rating reflected is as June 30, 2011. Rating of certain bonds may have changed subsequent to the date.
**	S & P Rating provided.

All securities are United States companies, unless noted otherwise in parentheses.

All bonds are denominated in US dollars, unless noted otherwise.

All securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

144A - Restricted Security

ADR - American Depositary Receipt

CAD - Canadian Dollar

MTN - Medium Term Note

NOK - Norwegian Krone

NR - Not Rated by Moody’s

NYRS - New York Registry Shares

REIT - Real Estate Investment Trust

WR - Withheld Rating by Moody’s

Open Written Options contracts outstanding at June 30, 2011:

Call Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
1,153	Barnes & Noble, Inc. (Exercise price $17)	J.P. Morgan	July 16, 2011	$(134,647)	$(35,743)	$98,904
118	California Pizza Kitchen, Inc. (Exercise price $18)	J.P. Morgan	July 16, 2011	(6,401)	(5,310)	1,091
374	Comerica, Inc. (Exercise price $45)	J.P. Morgan	January 21, 2012	(261,422)	(4,862)	256,560
1,537	EXCO Resources, Inc. (Exercise price $19)	J.P. Morgan	July 16, 2011	(38,808)	(46,110)	(7,302)
1,431	EXCO Resources, Inc. (Exercise price $21)	J.P. Morgan	July 16, 2011	(43,090)	(7,155)	35,935
835	GSIC (Exercise price $30)	J.P. Morgan	July 16, 2011	(20,040)	—	20,040
254	Harbin Electric, Inc. (Exercise price $25)	J.P. Morgan	September 17, 2011	(2,286)	(1,270)	1,016

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	33

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
331	Sanofi (Exercise price $75)	J.P. Morgan	July 16, 2011	$(44,751)	$(46,340)	$(1,589)
1,080	Temple-Inland (Exercise price $28)	J.P. Morgan	July 16, 2011	(200,570)	(194,400)	6,170
503	Uranium Energy (Exercise price $5)	J.P. Morgan	August 20, 2011	(10,814)	(2,515)	8,299
536	VISA, Inc. (Exercise price $82.50)	J.P. Morgan	July 1, 2011	(5,816)	(101,840)	(96,024)
322	Wells Fargo & Co. (Exercise price $35)	J.P. Morgan	January 21, 2012	(118,816)	(10,304)	108,512

				(887,461)	(455,849)	431,612

Put Options Written

SHARES	ISSUER	COUNTERPARTY	EXPIRATION DATE	PROCEEDS	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
478	Apple, Inc. (Exercise price $300)	J.P. Morgan	July 1, 2011	$(2,318)	$(956)	$1,362
45	Amazon.com, Inc. (Exercise price $180)	J.P. Morgan	July 1, 2011	(283)	(45)	238
339	Amazon.com, Inc. (Exercise price $175)	J.P. Morgan	July 1, 2011	(1,742)	(339)	1,403
134	Baidu, Inc. (Exercise price $130)	J.P. Morgan	July 1, 2011	(918)	(402)	516
482	NetFlix, Inc. (Exercise price $240)	J.P. Morgan	July 1, 2011	(2,579)	(1,928)	651
1,283	VISA, Inc. (Exercise price $65)	J.P. Morgan	July 1, 2011	(10,148)	(1,283)	8,865

				(17,988)	(4,953)	13,035

				$(905,449)	$(460,802)	$444,647

Credit default swap contracts buy protection as of June 30, 2011:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Host Hotels & Resorts LP	1.00%	$3,450,000	$175,566	December 20, 2015	$(45,228)
Deutsche Bank	Banco Santandar SA	1.00%	3,380,000	181,615	June 20, 2015	114,997
Deutsche Bank	Banco Santandar SA	3.00%	3,420,000	114,088	December 20, 2015	(43,796)
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	2,700,000	(44,846)	June 20, 2016	(3,021)
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	250,000	(4,152)	June 20, 2016	(280)

The accompanying notes are an integral part of these financial statements.	(Continued)

34	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	$10,000,000	$(32,621)	June 20, 2016	$(144,667)
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	13,500,000	(323,601)	June 20, 2016	84,262
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	3,200,000	(76,705)	June 20, 2016	19,973
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	46,825,000	(946,557)	June 20, 2016	116,406
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	23,775,000	(480,606)	June 20, 2016	59,104
Deutsche Bank	Markit CDX North America High Yield Index Series 16	5.00%	2,000,000	(40,430)	June 20, 2016	4,973
Royal Bank of Scotland	Banco Santandar SA	3.00%	4,500,000	49,060	June 20, 2016	78,401
Royal Bank of Scotland	Markit CDX North America High Yield Index Series 16	5.00%	2,900,000	(75,284)	June 20, 2016	23,871
Royal Bank of Scotland	Markit CDX North America High Yield Index Series 16	5.00%	4,200,000	(127,188)	June 20, 2016	52,727
Royal Bank of Scotland	Markit CDX North America High Yield Index Series 16	5.00%	16,700,000	(418,263)	June 20, 2016	122,193

				$(2,049,924)		$439,915

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $12,429,421.

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED DEPRECIATION
Short Contracts:
800	2-Year U.S. Treasury Note Futures	September 30, 2011	$(175,179,162)	$(175,475,001)	$(295,839)
607	5-Year U.S. Treasury Note Futures	September 30, 2011	(71,895,023)	(72,351,554)	(456,531)
1,438	S&P 500 E-Mini Futures	September 16, 2011	(91,610,304)	(94,584,450)	(2,974,146)

					$(3,726,516)

Cash held as collateral with broker for futures contracts was $9,547,797 at June 30, 2011.

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	35

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

Forward foreign currency exchange contracts outstanding as of June 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 10/31/11	The Royal Bank of Scotland	AUD	64,326	$65,465	$67,960	$2,495
Canadian Dollar, Expiring 07/08/11	The Royal Bank of Scotland	CAD	17,251,244	17,599,539	17,885,834	286,295
Canadian Dollar, Expiring 07/29/11	The Royal Bank of Scotland	CAD	436,830	446,004	452,669	6,665
Hong Kong Dollar, Expiring 07/05/11	The Royal Bank of Scotland	HKD	233,276	29,973	29,978	5

				18,140,981	18,436,441	295,460

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 10/31/11	The Royal Bank of Scotland	AUD	(2,914,276)	$(2,932,927)	$(3,078,890)	$(145,963)
Canadian Dollar, Expiring 07/08/11	The Royal Bank of Scotland	CAD	(17,251,244)	(17,708,635)	(17,885,834)	(177,199)
Canadian Dollar, Expiring 07/15/11	The Royal Bank of Scotland	CAD	(4,495,712)	(4,593,602)	(4,660,299)	(66,697)
Canadian Dollar, Expiring 07/29/11	The Royal Bank of Scotland	CAD	(436,830)	(455,152)	(452,669)	2,483
Canadian Dollar, Expiring 08/15/11	The Royal Bank of Scotland	CAD	(15,917,757)	(16,283,854)	(16,487,513)	(203,659)
Canadian Dollar, Expiring 08/31/11	The Royal Bank of Scotland	CAD	(1,949,751)	(1,971,636)	(2,018,648)	(47,012)
Canadian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	CAD	(1,527,823)	(1,573,858)	(1,580,992)	(7,134)
Canadian Dollar, Expiring 12/30/11	The Royal Bank of Scotland	CAD	(4,179,622)	(4,254,824)	(4,313,786)	(58,962)
Euro, Expiring 08/15/11	The Royal Bank of Scotland	EUR	(5,938,762)	(8,488,720)	(8,602,138)	(113,418)
Euro, Expiring 08/31/11	The Royal Bank of Scotland	EUR	(2,273,726)	(3,262,202)	(3,291,855)	(29,653)
Euro, Expiring 04/30/12	The Royal Bank of Scotland	EUR	(725,040)	(984,517)	(1,041,411)	(56,894)
Euro, Expiring 10/22/12	The Royal Bank of Scotland	EUR	(6,210,000)	(8,471,372)	(8,874,323)	(402,951)
Euro, Expiring 01/28/13	The Royal Bank of Scotland	EUR	(5,855,786)	(7,902,383)	(8,346,618)	(444,235)
Hong Kong Dollar, Expiring 12/15/11	The Royal Bank of Scotland	HKD	(21,332,164)	(2,742,493)	(2,744,428)	(1,935)
Norwegian Krone, Expiring 09/14/11	The Royal Bank of Scotland	NOK	(243,750)	(38,829)	(44,967)	(6,138)
Norwegian Krone, Expiring 12/22/11	The Royal Bank of Scotland	NOK	(840,000)	(139,681)	(153,885)	(14,204)
Norwegian Krone, Expiring 06/22/12	The Royal Bank of Scotland	NOK	(840,000)	(138,326)	(151,766)	(13,440)
Norwegian Krone, Expiring 09/14/12	The Royal Bank of Scotland	NOK	(6,500,000)	(1,016,022)	(1,167,549)	(151,527)

The accompanying notes are an integral part of these financial statements.	(Continued)

36	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 12/21/12	The Royal Bank of Scotland	NOK	(12,840,000)	$(2,095,710)	$(2,290,631)	$(194,921)
Norwegian Krone, Expiring 04/27/16	The Royal Bank of Scotland	NOK	(19,387,600)	(3,266,931)	(3,298,141)	(31,210)

				(88,321,674)	(90,486,343)	(2,164,669)

				$(70,180,693)	$(72,049,902)	$(1,869,209)

Money Market Fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $3,661,279.

AUD - Australian Dollar

CAD - Canadian Dollar

EUR - Euro

HKD - Hong Kong Dollar

NOK - Norwegian Krone

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	37

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

MONEY MARKET FUNDS - 94.9%	SHARES	VALUE (Note 3)
BlackRock Liquidity Funds TempFund Portfolio, Class I, 0.086% (a)	78,585,663	$78,585,663
Dreyfus Treasury Cash Management, Class I, 0.010% (a)	314,342,650	314,342,650
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (a)(b)	31,543,618	31,543,618
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)	514,348,457	514,348,457
UBS Money Series - UBS Select Treasury Preferred Fund, Class I, 0.010% (a)	392,928,313	392,928,313

TOTAL INVESTMENTS - 94.9% (cost $1,331,748,701)		1,331,748,701

OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1% (c)		72,169,345

NET ASSETS - 100.0%		$1,403,918,046

(a)	Represents annualized seven-day yield as of June 30, 2011.
(b)	A portion of this security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 (See Note 5).

Total return swap contracts outstanding as of June 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	2-Year U.S. Treasury Note	9/30/2011	$616,458,776	$993,880
Merrill Lynch	5-Year U.S. Treasury Note	9/30/2011	14,687,019	93,200
Merrill Lynch	Euro-Bobl Futures	9/8/2011	46,834,029	(4,828)
Merrill Lynch	Euro-SCHATZ Futures	9/8/2011	132,689,960	(426,652)
Merrill Lynch	KOSPI Index 200 Futures	9/8/2011	26,452,620	(27,106)
Barclays Capital	Wheat Futures	9/14/2011	(966,511)	167,986

				$796,480

Money Market Fund is pledged as collateral to broker for total return swap contracts in the amount of $912,694.

The accompanying notes are an integral part of these financial statements.	(Continued)

38	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
162	10-Year Japanese Government Bond Futures	September 8, 2011	$283,255,283	$283,814,422	$559,139
926	10-Year U.S. Treasury Note Futures	September 21, 2011	113,361,266	113,275,843	(85,423)
19	3-Month Euro Euribor Futures	March 19, 2012	6,757,509	6,752,514	(4,995)
70	3-Month Euro Euribor Futures	June 18, 2012	24,876,816	24,857,383	(19,433)
81	3-Month Euro Euribor Futures	September 17, 2012	28,763,281	28,740,051	(23,230)
89	3-Month Euro Euribor Futures	December 17, 2012	31,571,006	31,543,083	(27,923)
88	3-Month Euro Euribor Futures	March 18, 2013	31,189,232	31,159,953	(29,279)
102	3-Month Euro Euribor Futures	June 17, 2013	36,110,230	36,074,693	(35,537)
1,294	5-Year U.S. Treasury Note Futures	September 30, 2011	153,774,276	154,238,735	464,459
652	90-Day EURODollar Futures	December 19, 2011	162,298,003	162,315,400	17,397
866	90-Day EURODollar Futures	March 19, 2012	215,230,006	215,449,975	219,969
1,010	90-Day EURODollar Futures	June 18, 2012	250,279,278	250,947,125	667,847
883	90-Day EURODollar Futures	September 17, 2012	218,170,677	218,939,850	769,173
769	90-Day EURODollar Futures	December 17, 2012	189,378,839	190,192,925	814,086
682	90-Day EURODollar Futures	March 18, 2013	167,464,800	168,249,400	784,600
632	90-Day EURODollar Futures	June 17, 2013	155,777,289	155,495,700	(281,589)
1,544	90-Day Sterling Futures	December 21, 2011	306,130,124	306,812,674	682,550
1,404	90-Day Sterling Futures	March 21, 2012	277,832,595	278,711,204	878,609
1,327	90-Day Sterling Futures	June 20, 2012	261,937,838	263,053,050	1,115,212
1,162	90-Day Sterling Futures	September 19, 2012	228,748,944	229,925,257	1,176,313
1,061	90-Day Sterling Futures	December 19, 2012	208,250,378	209,472,075	1,221,697
995	90-Day Sterling Futures	March 20, 2013	194,991,397	196,022,574	1,031,177
965	90-Day Sterling Futures	June 19, 2013	189,771,750	189,667,073	(104,677)
677	Australia 10-Year Bond Future	September 15, 2011	76,959,446	77,009,772	50,326
1,971	Australia 3-Year Bond Future	September 15, 2011	218,351,121	218,528,739	177,618
508	Canadian Bank Acceptance Futures	December 19, 2011	129,419,984	129,706,050	286,066
461	Canadian Bank Acceptance Futures	March 19, 2012	117,521,457	117,526,440	4,983
733	CAC40 10 Euro Futures	July 15, 2011	41,157,896	42,300,491	1,142,595
820	Canadian 10-Year Bond Futures	September 21, 2011	105,554,710	105,419,462	(135,248)
127	DAX Index Futures	September 16, 2011	33,175,525	34,032,138	856,613
552	DJIA Mini E-CBOT Futures	September 16, 2011	33,271,074	34,072,200	801,126
320	E-Mini Russell 2000 Futures	September 16, 2011	25,384,435	26,412,800	1,028,365
418	Euro - Bund Futures	September 8, 2011	76,051,196	76,061,295	10,099
578	Euro CHF 3-Month LIFFE Futures	March 19, 2012	171,228,571	171,285,995	57,424
218	Euro SFR 3-Month LIFFE Futures	September 19, 2011	64,665,557	64,693,429	27,872
658	Euro SFR 3-Month LIFFE Futures	December 19, 2011	194,892,051	195,149,926	257,875
275	Euro-Bobl Futures	September 8, 2011	46,866,121	46,491,084	(375,037)
136	FTSE 100 Index Futures	September 16, 2011	12,609,771	12,883,576	273,805
310	FTSE/JSE Top 40 Index Futures	September 15, 2011	12,792,709	13,082,552	289,843
4	Globex Brent FCL Futures	July 13, 2011	449,160	449,920	760
28	Globex RBOB Gas Futures	July 28, 2011	3,449,006	3,491,779	42,773
94	Gold 100 OZ Futures	August 29, 2011	14,444,857	14,126,320	(318,537)
78	IBEX 35 Index Futures	July 15, 2011	11,461,406	11,619,965	158,559
46	LME Aluminum Futures	July 5, 2011	3,036,232	2,878,737	(157,495)
111	LME Aluminum Futures	July 7, 2011	7,458,262	6,948,961	(509,301)
55	LME Aluminum Futures	July 21, 2011	3,768,523	3,450,755	(317,768)
125	LME Aluminum Futures	July 28, 2011	8,666,391	7,851,219	(815,172)
23	LME Aluminum Futures	August 4, 2011	1,606,210	1,446,205	(160,005)
279	LME Aluminum Futures	August 5, 2011	18,195,134	17,545,891	(649,243)
300	LME Aluminum Futures	August 9, 2011	19,614,015	18,878,325	(735,690)
72	LME Aluminum Futures	August 12, 2011	4,673,164	4,532,922	(140,242)
68	LME Aluminum Futures	August 16, 2011	4,318,343	4,283,762	(34,581)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	39

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
7	LME Aluminum Futures	August 17, 2011	$444,623	$441,044	$(3,579)
108	LME Aluminum Futures	August 19, 2011	6,820,245	6,806,214	(14,031)
14	LME Aluminum Futures	August 24, 2011	878,571	882,788	4,217
92	LME Aluminum Futures	August 31, 2011	6,103,855	5,805,775	(298,080)
46	LME Aluminum Futures	September 2, 2011	3,045,469	2,903,624	(141,845)
156	LME Aluminum Futures	September 9, 2011	10,394,188	9,855,846	(538,342)
100	LME Aluminum Futures	September 16, 2011	6,352,905	6,323,475	(29,430)
13	LME Aluminum Futures	September 20, 2011	820,691	822,471	1,780
89	LME Aluminum Futures	September 23, 2011	5,569,624	5,631,964	62,340
73	LME Aluminum Futures	September 27, 2011	4,562,869	4,620,298	57,429
33	LME Copper Futures	July 7, 2011	7,939,892	7,767,433	(172,459)
10	LME Copper Futures	July 14, 2011	2,359,001	2,354,700	(4,301)
43	LME Copper Futures	July 28, 2011	10,105,217	10,132,101	26,884
34	LME Copper Futures	August 5, 2011	7,497,172	8,012,831	515,659
18	LME Copper Futures	August 31, 2011	4,148,353	4,243,275	94,922
6	LME Copper Futures	September 2, 2011	1,358,160	1,414,461	56,301
16	LME Copper Futures	September 6, 2011	3,653,439	3,772,084	118,645
9	LME Copper Futures	September 9, 2011	2,036,877	2,121,879	85,002
22	LME Copper Futures	September 16, 2011	5,000,458	5,187,270	186,812
86	LME Copper Futures	September 19, 2011	19,612,091	20,278,800	666,709
9	LME Copper Futures	September 23, 2011	2,034,995	2,121,750	86,755
15	LME Copper Futures	September 30, 2011	3,511,438	3,536,249	24,811
473	LME HG Aluminum Futures	September 19, 2011	31,103,092	29,929,075	(1,174,017)
34	LME Nickel Futures	August 8, 2011	4,952,272	4,776,150	(176,122)
30	LME Nickel Futures	August 9, 2011	4,459,651	4,214,339	(245,312)
1	LME Nickel Futures	August 12, 2011	143,255	140,487	(2,768)
1	LME Nickel Futures	August 22, 2011	141,905	140,504	(1,401)
10	LME Nickel Futures	August 24, 2011	1,359,051	1,405,077	46,026
38	LME Primary Aluminum Futures	September 30, 2011	2,416,042	2,405,400	(10,642)
130	LME Zinc Futures	August 5, 2011	6,870,407	7,642,506	772,099
31	LME Zinc Futures	August 31, 2011	1,759,327	1,828,264	68,937
17	LME Zinc Futures	September 2, 2011	958,649	1,002,826	44,177
75	LME Zinc Futures	September 6, 2011	4,293,526	4,426,274	132,748
115	LME Zinc Futures	September 9, 2011	6,544,157	6,789,284	245,127
23	LME Zinc Futures	September 16, 2011	1,285,203	1,358,949	73,746
307	LME Zinc Futures	September 19, 2011	17,531,294	18,149,456	618,162
46	LME Zinc Futures	September 30, 2011	2,674,657	2,719,750	45,093
656	Long Gilt Futures	September 28, 2011	126,414,690	126,499,591	84,901
42	MSCI Singapore Index Futures	July 28, 2011	2,402,612	2,464,675	62,063
145	MSCI Taiwan Stock Index Futures	July 28, 2011	4,230,056	4,294,900	64,844
160	NASDAQ 100 E-Mini Futures	September 16, 2011	7,321,278	7,427,200	105,922
399	S&P 500 E-Mini Futures	September 16, 2011	25,687,665	26,244,225	556,560
359	S&P MID 400 E-Mini Futures	September 16, 2011	33,974,187	35,056,350	1,082,163
106	S&P/Toronto Stock Exchange 60 Index	September 15, 2011	16,357,502	16,754,253	396,751
362	SGX S&P CNX Nifty Index Futures	July 28, 2011	4,021,238	4,092,410	71,172
59	Sugar #11 (World Markets) Futures	September 30, 2011	1,799,192	1,740,547	(58,645)
107	TOPIX Index Futures	September 8, 2011	11,171,728	11,290,790	119,062
569	U.S. Treasury Bond Futures	September 21, 2011	70,608,949	70,004,781	(604,168)

					14,011,202

Short Contracts:
54	3-Month Euro Euribor Futures	December 19, 2011	$(19,212,617)	$(19,208,977)	$3,640
105	Amsterdam Index Futures	July 15, 2011	(10,040,453)	(10,346,457)	(306,004)
804	Cocoa Futures	September 15, 2011	(23,833,950)	(25,334,040)	(1,500,090)

The accompanying notes are an integral part of these financial statements.	(Continued)

40	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
39	Coffee ‘C’ Futures	September 20, 2011	$(3,904,146)	$(3,884,400)	$19,746
117	Corn Futures	September 14, 2011	(3,847,641)	(3,790,800)	56,841
77	Cotton No.2 Futures	December 7, 2011	(5,093,152)	(4,565,715)	527,437
194	Crude Oil Financial Futures	July 19, 2011	(18,426,540)	(18,511,480)	(84,940)
40	Euro-Buxl 30-Year Bond Futures	September 8, 2011	(6,001,999)	(5,973,458)	28,541
60	FTSE/MIB Index Futures	September 16, 2011	(8,375,855)	(8,793,565)	(417,710)
48	Globex Heat Oil Futures	July 28, 2011	(5,656,589)	(5,939,740)	(283,151)
2	Hang Seng Index Futures	July 28, 2011	(285,724)	(288,215)	(2,491)
42	H-SHARES Index Futures	July 28, 2011	(3,380,653)	(3,401,095)	(20,442)
73	ICE Euro Gasoil Futures	July 11, 2011	(6,428,425)	(6,763,450)	(335,025)
817	Lean Hogs Futures	August 12, 2011	(30,248,820)	(29,959,390)	289,430
46	LME Aluminum Futures	July 5, 2011	(3,025,652)	(2,878,737)	146,915
111	LME Aluminum Futures	July 7, 2011	(7,467,658)	(6,948,960)	518,698
55	LME Aluminum Futures	July 21, 2011	(3,771,347)	(3,450,755)	320,592
125	LME Aluminum Futures	July 28, 2011	(8,650,931)	(7,851,218)	799,713
23	LME Aluminum Futures	August 4, 2011	(1,598,384)	(1,446,206)	152,178
279	LME Aluminum Futures	August 5, 2011	(18,074,250)	(17,545,891)	528,359
300	LME Aluminum Futures	August 9, 2011	(19,629,065)	(18,878,325)	750,740
72	LME Aluminum Futures	August 12, 2011	(4,660,745)	(4,532,922)	127,823
68	LME Aluminum Futures	August 16, 2011	(4,371,330)	(4,283,762)	87,568
7	LME Aluminum Futures	August 17, 2011	(446,943)	(441,044)	5,899
108	LME Aluminum Futures	August 19, 2011	(6,785,139)	(6,806,214)	(21,075)
14	LME Aluminum Futures	August 24, 2011	(879,191)	(882,788)	(3,597)
92	LME Aluminum Futures	August 31, 2011	(6,089,935)	(5,805,775)	284,160
46	LME Aluminum Futures	September 2, 2011	(3,038,068)	(2,903,624)	134,444
156	LME Aluminum Futures	September 9, 2011	(10,334,212)	(9,855,846)	478,366
100	LME Aluminum Futures	September 16, 2011	(6,370,995)	(6,323,475)	47,520
13	LME Aluminum Futures	September 20, 2011	(820,143)	(822,471)	(2,328)
89	LME Aluminum Futures	September 23, 2011	(5,594,597)	(5,631,965)	(37,368)
73	LME Aluminum Futures	September 27, 2011	(4,550,382)	(4,620,298)	(69,916)
33	LME Copper Futures	July 7, 2011	(8,028,940)	(7,767,433)	261,507
10	LME Copper Futures	July 14, 2011	(2,359,949)	(2,354,699)	5,250
43	LME Copper Futures	July 28, 2011	(10,164,607)	(10,132,101)	32,506
34	LME Copper Futures	August 5, 2011	(7,668,100)	(8,012,831)	(344,731)
18	LME Copper Futures	August 31, 2011	(4,155,659)	(4,243,275)	(87,616)
6	LME Copper Futures	September 2, 2011	(1,356,720)	(1,414,461)	(57,741)
16	LME Copper Futures	September 6, 2011	(3,637,919)	(3,772,084)	(134,165)
9	LME Copper Futures	September 9, 2011	(2,011,455)	(2,121,879)	(110,424)
22	LME Copper Futures	September 16, 2011	(4,946,314)	(5,187,270)	(240,956)
52	LME Copper Futures	September 19, 2011	(11,866,229)	(12,261,600)	(395,371)
9	LME Copper Futures	September 23, 2011	(2,031,840)	(2,121,750)	(89,910)
15	LME Copper Futures	September 30, 2011	(3,494,924)	(3,536,250)	(41,326)
339	LME HG Aluminum Futures	September 19, 2011	(21,374,329)	(21,450,225)	(75,896)
34	LME Nickel Futures	August 8, 2011	(4,952,987)	(4,776,149)	176,838
30	LME Nickel Futures	August 9, 2011	(4,462,419)	(4,214,340)	248,079
1	LME Nickel Futures	August 12, 2011	(143,140)	(140,487)	2,653
1	LME Nickel Futures	August 22, 2011	(141,325)	(140,504)	821
10	LME Nickel Futures	August 24, 2011	(1,355,484)	(1,405,077)	(49,593)
46	LME Nickel Futures	September 19, 2011	(6,377,748)	(6,465,852)	(88,104)
38	LME Primary Aluminum Futures	September 30, 2011	(2,415,534)	(2,405,400)	10,134
130	LME Zinc Futures	August 5, 2011	(6,754,789)	(7,642,505)	(887,716)
31	LME Zinc Futures	August 31, 2011	(1,761,419)	(1,828,264)	(66,845)
17	LME Zinc Futures	September 2, 2011	(954,039)	(1,002,826)	(48,787)
75	LME Zinc Futures	September 6, 2011	(4,272,746)	(4,426,275)	(153,529)
115	LME Zinc Futures	September 9, 2011	(6,540,044)	(6,789,284)	(249,240)
23	LME Zinc Futures	September 16, 2011	(1,264,884)	(1,358,949)	(94,065)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	41

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
106	LME Zinc Futures	September 19, 2011	$(6,015,362)	$(6,266,587)	$(251,225)
46	LME Zinc Futures	September 30, 2011	(2,708,018)	(2,719,750)	(11,732)
1,114	Natural Gas Swap Futures	July 27, 2011	(11,975,453)	(12,181,591)	(206,138)
104	Silver Futures	September 28, 2011	(18,133,316)	(18,112,640)	20,676
60	Soybean Futures	November 14, 2011	(3,930,962)	(3,882,001)	48,961
133	Soybean Meal Futures	December 14, 2011	(4,498,200)	(4,400,970)	97,230
105	Soybean Oil Futures	December 14, 2011	(3,527,568)	(3,537,450)	(9,882)
66	SPI 200 Index Futures	September 15, 2011	(7,887,361)	(8,142,424)	(255,063)
424	Wheat Futures	September 14, 2011	(14,667,117)	(13,022,100)	1,645,017

					824,090

					$14,835,292

Cash held as collateral with broker for futures contracts was $61,180,305 at June 30, 2011.

Forward foreign currency exchange contracts outstanding as of June 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	AUD	141,945,000	$149,896,366	$150,718,620	$822,254
Brazilian Real, Expiring 09/21/11	The Royal Bank of Scotland	BRL	30,940,000	19,127,116	19,475,841	348,725
Canadian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	CAD	40,071,000	41,268,794	41,465,489	196,695
Swiss Franc, Expiring 09/21/11	The Royal Bank of Scotland	CHF	149,587,000	177,032,919	178,009,832	976,913
Chilean Peso, Expiring 09/21/11	The Royal Bank of Scotland	CLP	1,552,000,000	3,291,091	3,288,218	(2,873)
Columbian Peso, Expiring 09/21/11	The Royal Bank of Scotland	COP	370,000,000	206,228	208,497	2,269
Czech Republic Koruna, Expiring 09/21/11	The Royal Bank of Scotland	CZK	703,400,000	41,626,592	41,920,326	293,734
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	259,008,974	372,993,761	374,767,856	1,774,095
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	62,919,999	103,244,427	100,889,073	(2,355,354)
Hungarian Forint, Expiring 09/21/11	The Royal Bank of Scotland	HUF	5,026,000,000	26,865,409	27,173,642	308,233
Indonesian Rupiah, Expiring 09/21/11	The Royal Bank of Scotland	IDR	128,900,000,000	14,932,808	14,840,386	(92,422)
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	42,110,000	12,212,306	12,321,013	108,707
Indian Rupee, Expiring 09/21/11	The Royal Bank of Scotland	INR	2,832,400,000	62,255,067	62,439,652	184,585
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	27,711,545,000	344,224,683	344,377,549	152,866
Korean Won, Expiring 09/21/11	The Royal Bank of Scotland	KRW	53,533,720,000	49,194,588	49,898,191	703,603
Mexican Peso, Expiring 09/21/11	The Royal Bank of Scotland	MXN	615,000,000	52,069,486	52,151,968	82,482
Malaysian Ringgit, Expiring 09/21/11	The Royal Bank of Scotland	MYR	49,190,000	16,218,315	16,194,362	(23,953)

The accompanying notes are an integral part of these financial statements.	(Continued)

42	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Norwegian Krone, Expiring 09/21/11	The Royal Bank of Scotland	NOK	818,074,000	$150,734,567	$150,849,743	$115,176
New Zealand Dollar, Expiring 09/21/11	The Royal Bank of Scotland	NZD	196,643,000	159,460,535	162,049,563	2,589,028
Philippine Peso, Expiring 09/21/11	The Royal Bank of Scotland	PHP	574,500,000	13,252,689	13,163,949	(88,740)
Poland Zloty, Expiring 09/21/11	The Royal Bank of Scotland	PLN	116,110,000	41,989,284	41,994,060	4,776
Russian Ruble, Expiring 09/21/11	The Royal Bank of Scotland	RUB	966,200,000	34,128,157	34,313,547	185,390
Swedish Krona, Expiring 09/21/11	The Royal Bank of Scotland	SEK	417,441,000	67,235,726	65,689,338	(1,546,388)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	37,890,000	30,694,363	30,849,020	154,657
Turkish Lira, Expiring 09/21/11	The Royal Bank of Scotland	TRY	15,400,000	9,582,180	9,348,028	(234,152)
Taiwanese Dollar, Expiring 09/21/11	The Royal Bank of Scotland	TWD	540,300,000	18,889,529	18,828,212	(61,317)
South African Rand, Expiring 09/21/11	The Royal Bank of Scotland	ZAR	62,400,000	9,051,432	9,121,247	69,815

				2,021,678,418	2,026,347,222	4,668,804

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Australian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	AUD	(45,811,000)	$(48,100,139)	$(48,642,578)	$(542,439)
Canadian Dollar, Expiring 09/21/11	The Royal Bank of Scotland	CAD	(84,586,000)	(86,257,978)	(87,529,632)	(1,271,654)
Swiss Franc, Expiring 09/21/11	The Royal Bank of Scotland	CHF	(98,207,000)	(116,375,858)	(116,867,185)	(491,327)
Czech Republic Koruna, Expiring 09/21/11	The Royal Bank of Scotland	CZK	(58,000,000)	(3,382,457)	(3,456,609)	(74,152)
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	(199,325,000)	(282,681,817)	(288,409,323)	(5,727,506)
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	(96,352,000)	(155,540,846)	(154,495,615)	1,045,231
Indian Rupee, Expiring 09/21/11	The Royal Bank of Scotland	INR	(1,230,000,000)	(26,953,935)	(27,115,087)	(161,152)
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	(42,228,909,000)	(524,670,681)	(524,788,069)	(117,388)
Korean Won, Expiring 09/21/11	The Royal Bank of Scotland	KRW	(3,000,000,000)	(2,762,431)	(2,796,267)	(33,836)
Mexican Peso, Expiring 09/21/11	The Royal Bank of Scotland	MXN	(251,000,000)	(20,965,227)	(21,284,787)	(319,560)
Malaysian Ringgit, Expiring 09/21/11	The Royal Bank of Scotland	MYR	(38,400,000)	(12,557,531)	(12,642,072)	(84,541)
Norwegian Krone, Expiring 09/21/11	The Royal Bank of Scotland	NOK	(155,996,000)	(28,097,046)	(28,765,071)	(668,025)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	43

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR MANAGED FUTURES STRATEGY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Philippine Peso, Expiring 09/21/11	The Royal Bank of Scotland	PHP	(310,000,000)	$(7,098,912)	$(7,103,262)	$(4,350)
Poland Zloty, Expiring 09/21/11	The Royal Bank of Scotland	PLN	(16,600,000)	(5,877,575)	(6,003,801)	(126,226)
Russian Ruble, Expiring 09/21/11	The Royal Bank of Scotland	RUB	(564,000,000)	(20,063,289)	(20,029,849)	33,440
Swedish Krona, Expiring 09/21/11	The Royal Bank of Scotland	SEK	(357,175,000)	(55,230,901)	(56,205,761)	(974,860)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	(22,400,000)	(18,084,802)	(18,237,478)	(152,676)
Turkish Lira, Expiring 09/21/11	The Royal Bank of Scotland	TRY	(43,290,000)	(26,249,528)	(26,277,671)	(28,143)
Taiwanese Dollar, Expiring 09/21/11	The Royal Bank of Scotland	TWD	(421,000,000)	(14,677,813)	(14,670,882)	6,931
South African Rand, Expiring 09/21/11	The Royal Bank of Scotland	ZAR	(25,000,000)	(3,597,138)	(3,654,346)	(57,208)

				(1,459,225,904)	(1,468,975,345)	(9,749,441)

				$562,452,514	$557,371,877	$(5,080,637)

Money Market Fund is pledged as collateral to broker for forward foreign currency exchange contracts in the amount of $30,630,816.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Columbian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

MYR - Malaysian Ringgit

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

44	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

GOVERNMENT RELATED OBLIGATIONS - 30.2%	MOODY’S RATING*	INTEREST RATE	MATURITY DATE	CURRENCY	PRINCIPAL AMOUNT (000’S)	VALUE (Note 3)
Sovereign Debt - 30.2%
France Government Bond OAT (France)	NR	1.600%	07/25/15	EUR	13,223	$19,938,753
France Government Bond OAT (France)	NR	2.250%	07/25/20	EUR	6,336	10,040,633
United Kingdom Treasury Gilt (United Kingdom)	NR	1.875%	11/22/22	GBP	7,294	13,427,045

TOTAL GOVERNMENT RELATED OBLIGATIONS (cost $42,459,079)						43,406,431

U.S. TREASURY OBLIGATIONS - 21.2%
U.S. Treasury Inflation Protected Securities Bonds - 21.2%
U.S. Treasury Bond	NR	1.250%	07/15/20	USD	8,900	9,709,013
U.S. Treasury Bond	NR	0.500%	04/15/15	USD	19,200	20,782,150

TOTAL U.S. TREASURY OBLIGATIONS (cost $30,135,500)						30,491,163

					SHARES
MONEY MARKET FUNDS - 41.9%
BlackRock Liquidity Funds TempFund Portfolio, Series I, Class I, 0.086% (a)					2,900,787	2,900,787
Dreyfus Treasury Cash Management, Series I, Class I, 0.010% (a)					11,603,149	11,603,149
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (a)(b)					3,671,555	3,671,555
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (a)					27,531,025	27,531,025
UBS Money Series - UBS Select Treasury Preferred Fund, Series I, Class I, 0.010% (a)					14,503,936	14,503,936

TOTAL MONEY MARKET FUNDS (cost $60,210,452)						60,210,452

TOTAL INVESTMENTS - 93.3% (cost $132,805,031)						134,108,046

OTHER ASSETS IN EXCESS OF LIABILITIES - 6.7% (c)						9,611,786

NET ASSETS - 100.0%						$143,719,832

All securities are United States companies, unless noted otherwise in parentheses.

(a)	Represents annualized seven-day yield as of June 30, 2011.
(b)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.
(c)	Includes appreciation (depreciation) on forward foreign currency exchange, futures and swap contracts.
*	The rating reflected is as June 30, 2011. Rating of certain bonds may have changed subsequent to the date.

All securities are Level 2 (See Note 5)

The following abbreviations are used in portfolio descriptions:

EUR - Euro

GBP - British Pound

USD - United States Dollar

NR - Not Rated by Moody’s

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	45

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

Credit default swap contracts sell protection as of June 30, 2011:

COUNTERPARTY	REFERENCE ENTITY	FIXED ANNUAL RATE PAID BY FUND	CURRENCY	NOTIONAL AMOUNT	UPFRONT PREMIUM (RECEIVED) PAID	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Bank of America	Markit CMBX North America AJ 3	1.470%	USD	225,000	$(46,542)	12/13/2049	$(9,381)
Bank of America	Markit CMBX North America AJ 4	0.960%	USD	325,000	(82,771)	2/17/2051	(16,830)
Bank of America	Markit CMBX North America AJ 5	0.980%	USD	150,000	(27,974)	2/15/2051	(13,751)
Bank of America	Markit CDX North America Investment Grade Index Series 16	1.000%	USD	19,375,000	53,355	6/20/2016	24,881
Bank of America	Markit CDX North America High Yield Index Series 16	5.000%	USD	12,600,000	282,108	6/20/2016	(58,726)
Bank of America	Markit CDX Emerging Market Index Series 15	5.000%	USD	5,800,000	752,927	6/20/2016	15,656
Bank of America	iTraxx Europe Series 15.V1	1.000%	EUR	3,675,000	(1,937)	6/20/2016	(10,586)
Bank of America	iTraxx Europe Crossover Series 15.V1	5.000%	EUR	9,325,000	660,021	6/20/2016	(62,762)
Deutsche Bank AG	Markit CDX North America Investment Grade Index Series 16	1.000%	USD	11,150,000	25,820	6/20/2016	19,203
Deutsche Bank AG	Markit CDX North America High Yield Index Series 16	5.000%	USD	16,425,000	344,782	6/20/2016	(53,587)
Deutsche Bank AG	Markit CDX Emerging Market Index Series 15	5.000%	USD	2,500,000	323,777	6/20/2016	7,508
Deutsche Bank AG	iTraxx Europe Series 15.V1	1.000%	EUR	11,650,000	(25,487)	6/20/2016	(14,210)
Deutsche Bank AG	iTraxx Europe Crossover Series 15.V1	5.000%	EUR	1,025,000	79,430	6/20/2016	(13,780)
Morgan Stanley Capital Services, Inc.	Markit CMBX North America AJ 5	0.980%	USD	125,000	(30,255)	2/15/2051	(4,515)
Morgan Stanley Capital Services, Inc.	iTraxx Europe Series 15.V1	1.000%	EUR	2,000,000	(2,602)	6/20/2016	(4,212)
Morgan Stanley Capital Services, Inc.	iTraxx Europe Crossover Series 15.V1	5.000%	EUR	1,000,000	76,570	6/20/2016	(12,521)
The Royal Bank of Scotland	Markit CMBX North America AJ 3	1.470%	USD	275,000	(38,925)	12/13/2049	(29,425)
The Royal Bank of Scotland	Markit CMBX North America AJ 4	0.960%	USD	250,000	(53,757)	02/17/2051	(22,859)
The Royal Bank of Scotland	Markit CMBX North America AJ 5	0.980%	USD	225,000	(38,799)	02/15/2051	(23,788)
The Royal Bank of Scotland	Markit CDX North America Investment Grade Index Series 16	1.000%	USD	11,975,000	54,306	06/20/2016	(5,952)
The Royal Bank of Scotland	Markit CDX North America High Yield Index Series 16	5.000%	USD	6,125,000	130,489	06/20/2016	(21,900)
The Royal Bank of Scotland	iTraxx Europe Series 15.V1	1.000%	EUR	3,575,000	10,350	06/20/2016	(22,531)
The Royal Bank of Scotland	iTraxx Europe Crossover Series 15.V1	5.000%	EUR	350,000	29,410	06/20/2016	(6,993)

					$2,474,296		$(341,061)

The accompanying notes are an integral part of these financial statements.	(Continued)

46	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

Money Market Fund is pledged as collateral to brokers for credit default swap contracts in the amount of $1,890,435. Additional collateral for positions held at the Royal Bank of Scotland is included in the collateral for forward foreign currency exchange contracts.

Interest rate swap contracts outstanding as of June 30, 2011:

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
The Royal Bank of Scotland	3.050%	(1)	CZK	37,000,000	3/16/2016	$(53,680)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.330%	CZK	3,000,000	3/16/2016	(1,421)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.840%	CZK	3,000,000	3/16/2016	2,667
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.653%	CZK	3,200,000	3/16/2016	1,239
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.680%	CZK	4,000,000	3/16/2016	1,843
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.210%	CZK	5,438,792	3/16/2016	(4,328)
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.900%	CZK	18,000,000	3/16/2016	18,891
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.225%	CZK	6,000,000	9/21/2016	10,112
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.110%	CZK	9,000,000	9/21/2016	12,260
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	3.268%	CZK	37,000,000	9/21/2016	66,776
The Royal Bank of Scotland	6 month Prague Interbank Offered Rate	2.690%	CZK	51,000,000	9/21/2016	9,287
The Royal Bank of Scotland	2.495%	(2)	HKD	15,800,000	3/16/2016	(82,294)
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.235%	HKD	1,300,000	3/16/2016	4,767
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.210%	HKD	1,320,000	3/16/2016	4,645
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.145%	HKD	1,550,000	3/16/2016	4,857
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.630%	HKD	1,590,000	3/16/2016	128
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.748%	HKD	2,760,959	3/16/2016	2,159
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.205%	HKD	7,400,000	3/16/2016	25,820
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.530%	HKD	1,800,000	9/21/2016	7,599
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.880%	HKD	2,500,000	9/21/2016	16,023
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	1.990%	HKD	13,700,000	9/21/2016	11,608
The Royal Bank of Scotland	3 month Hong Kong Interbank Offered Rate	2.915%	HKD	15,900,000	9/21/2016	105,383
The Royal Bank of Scotland	6.980%	(3)	HUF	320,000,000	3/16/2016	(36,787)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	5.970%	HUF	38,000,000	3/16/2016	(4,364)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.780%	HUF	40,000,000	3/16/2016	2,779
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.300%	HUF	43,955,931	3/16/2016	(1,740)
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	7.150%	HUF	49,000,000	3/16/2016	7,527
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.760%	HUF	150,000,000	3/16/2016	9,740
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.930%	HUF	50,000,000	9/21/2016	4,706
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.730%	HUF	70,000,000	9/21/2016	3,262
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	6.580%	HUF	100,000,000	9/21/2016	1,097
The Royal Bank of Scotland	6 month Budapest Interbank Offered Rate	7.110%	HUF	320,000,000	9/21/2016	43,800
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/2016	(73,145)
The Royal Bank of Scotland	4.270%	(4)	KRW	5,100,000,000	3/16/2016	(73,145)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.680%	KRW	200,000,000	3/16/2016	(1,874)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.734%	KRW	200,000,000	3/16/2016	(1,713)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.690%	KRW	330,000,000	3/16/2016	(2,959)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.690%	KRW	380,000,000	3/16/2016	(3,407)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.115%	KRW	490,000,000	3/16/2016	3,975
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.255%	KRW	630,000,000	3/16/2016	8,656
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.285%	KRW	700,000,000	3/16/2016	10,461
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.930%	KRW	860,000,000	3/16/2016	583
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	3.753%	KRW	1,455,153,531	3/16/2016	(9,542)
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.240%	KRW	5,100,000,000	3/16/2016	66,996
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.400%	KRW	1,400,000,000	9/21/2016	26,459
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.265%	KRW	1,800,000,000	9/21/2016	23,799
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.035%	KRW	3,500,000,000	9/21/2016	12,426
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.405%	KRW	5,000,000,000	9/21/2016	95,546
The Royal Bank of Scotland	3 month Korean Certificate of Deposit	4.395%	KRW	5,100,000,000	9/21/2016	95,313
The Royal Bank of Scotland	3.950%	(4)	KRW	220,000,000	3/16/2016	(326)
The Royal Bank of Scotland	5.600%	(5)	PLN	14,400,000	3/16/2016	(73,477)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	47

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	PAYMENTS MADE BY THE FUND	PAYMENTS RECEIVED BY THE FUND	CURRENCY	NOTIONAL AMOUNT	TERMINATION DATE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.600%	PLN	500,000	3/16/2016	$2,551
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.270%	PLN	590,000	3/16/2016	29
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.980%	PLN	990,000	3/16/2016	(4,335)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.640%	PLN	1,280,000	3/16/2016	7,313
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.560%	PLN	1,780,000	3/16/2016	7,996
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	4.940%	PLN	2,060,979	3/16/2016	(10,246)
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.690%	PLN	7,200,000	3/16/2016	46,630
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.690%	PLN	2,400,000	9/21/2016	14,010
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.500%	PLN	3,500,000	9/21/2016	12,602
The Royal Bank of Scotland	6 month Warsaw Interbank Offered Rate	5.740%	PLN	14,500,000	9/21/2016	96,204
The Royal Bank of Scotland	2.185%	(6)	SGD	2,300,000	3/16/2016	(55,414)
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.750%	SGD	220,000	3/16/2016	1,714
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.815%	SGD	365,898	3/16/2016	3,749
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.190%	SGD	220,000	3/16/2016	5,342
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.145%	SGD	260,000	3/16/2016	5,874
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.055%	SGD	1,200,000	3/16/2016	23,059
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.250%	SGD	200,000	9/21/2016	3,963
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.550%	SGD	300,000	9/21/2016	9,506
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	1.945%	SGD	2,200,000	9/21/2016	17,032
The Royal Bank of Scotland	6 month Singapore Interbank Offered Rate	2.540%	SGD	2,300,000	9/21/2016	71,970
The Royal Bank of Scotland	7.930%	(7)	ZAR	25,700,000	3/16/2016	(59,297)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.040%	ZAR	1,320,000	3/16/2016	(3,869)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.080%	ZAR	1,320,000	3/16/2016	(3,559)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.785%	ZAR	1,800,000	3/16/2016	2,617
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.390%	ZAR	2,390,000	3/16/2016	(2,083)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.610%	ZAR	2,810,000	3/16/2016	1,190
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.155%	ZAR	3,282,843	3/16/2016	(7,387)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.990%	ZAR	13,100,000	3/16/2016	34,852
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.310%	ZAR	1,700,000	9/21/2016	5,676
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.275%	ZAR	5,100,000	9/21/2016	15,948
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.750%	ZAR	5,300,000	9/21/2016	(322)
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	7.840%	ZAR	8,000,000	9/21/2016	3,878
The Royal Bank of Scotland	3 month Johannesburg Interbank Agreed Rate	8.332%	ZAR	25,900,000	9/21/2016	89,955
The Royal Bank of Scotland	3 month Johannesburg Interbank Offered Rate	7.350%	ZAR	1,370,000	3/16/2016	(1,516)
The Royal Bank of Scotland	6.955%	(7)	ZAR	1,560,000	3/16/2016	5,354

						$639,973

(1)	6 month Prague Interbank Offered Rate
(2)	3 month Hong Kong Interbank Offered Rate
(3)	6 month Budapest Interbank Offered Rate
(4)	3 month Korean Certificate of Deposit
(5)	6 month Warsaw Interbank Offered Rate
(6)	6 month Singapore Interbank Offered Rate
(7)	3 month Johannesburg Interbank Agreed Rate

Money Market Fund pledged as collateral to broker is included in the forward foreign currency exchange contracts.

Total return swap contracts outstanding as of June 30, 2011:

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Merrill Lynch	10-Year Mini Japanese Treasury Bond	9/8/2011	$59,503,804	$62,186
Merrill Lynch	10-Year U.S. Treasury Note	9/21/2011	51,887,642	101,811

The accompanying notes are an integral part of these financial statements.	(Continued)

48	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

COUNTERPARTY	UNDERLYING REFERENCE INSTRUMENT	TERMINATION DATE	NOTIONAL VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Morgan Stanley and Co., International PLC	Bovespa Index	8/17/2011	$1,023,180	$(11,470)
Merrill Lynch	Euro - Bund Futures	9/8/2011	26,729,687	19,142
Morgan Stanley and Co., International PLC	KOSPI 200 Futures	9/8/2011	1,953,856	(10,803)
Merrill Lynch	Long Gilt	9/28/2011	14,828,206	20,069
Barclays Capital	Soybean Futures	1/13/2012	407,850	(16,575)
Morgan Stanley and Co., International PLC	Swiss Market Index	9/16/2011	72,081	1,520
Morgan Stanley and Co., International PLC	Russian Equity Index	6/15/2050	1,200,802	(7,380)

				$158,500

Money Market Fund is pledged as collateral to brokers for total return swap contracts in the amount of $730,131.

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts:
4	Amsterdam Index Futures	July 15, 2011	$391,126	$394,150	$3,024
6	Australia 10-Year Bond Future	September 15, 2011	681,417	682,509	1,092
51	CAC40 10 Euro Futures	July 15, 2011	2,836,885	2,943,145	106,260
1	Cattle Feeder Futures	August 25, 2011	67,866	69,038	1,172
1	Cocoa Futures	September 15, 2011	30,500	31,510	1,010
9	Coffee ‘C’ Futures	September 20, 2011	902,776	896,400	(6,376)
40	Corn Futures	December 14, 2011	1,391,305	1,241,000	(150,305)
16	Cotton No.2 Futures	December 7, 2011	1,038,719	948,720	(89,999)
54	Crude Oil Financial Futures	August 19, 2011	5,439,280	5,181,840	(257,440)
11	DAX Index Futures	September 16, 2011	2,857,327	2,947,665	90,338
18	E-Mini Russell 2000 Futures	September 16, 2011	1,403,937	1,485,720	81,783
9	European Gasoil (ICE) Futures	August 10, 2011	854,400	836,550	(17,850)
41	FTSE 100 Index Futures	September 16, 2011	3,786,612	3,884,019	97,407
14	FTSE/JSE Top 40 Index Futures	September 15, 2011	577,702	590,825	13,123
5	FTSE/MIB Index Futures	September 16, 2011	729,250	732,797	3,547
17	Globex Brent FCL Futures	August 15, 2011	1,921,810	1,910,970	(10,840)
5	Globex Heat Oil Futures	August 30, 2011	642,886	621,936	(20,950)
5	Globex RBOB Gas Futures	August 30, 2011	616,371	615,174	(1,197)
29	Gold 100 OZ Futures	August 29, 2011	4,366,015	4,358,120	(7,895)
8	Hang Seng Index Futures	July 28, 2011	1,131,211	1,152,859	21,648
20	H-SHARES Index Futures	July 28, 2011	1,589,550	1,619,569	30,019
7	IBEX 35 Index Futures	July 15, 2011	1,012,572	1,042,818	30,246
5	Lean Hogs Futures	October 14, 2011	169,287	172,450	3,163
6	Live Cattle Futures	October 31, 2011	264,902	281,280	16,378
4	LME Aluminum Futures	July 7, 2011	268,766	250,413	(18,353)
2	LME Aluminum Futures	July 21, 2011	137,037	125,482	(11,555)
4	LME Aluminum Futures	July 28, 2011	277,325	251,240	(26,085)
1	LME Aluminum Futures	August 4, 2011	69,505	62,878	(6,627)
8	LME Aluminum Futures	August 5, 2011	521,640	503,108	(18,532)
3	LME Aluminum Futures	August 9, 2011	196,140	188,783	(7,357)
1	LME Aluminum Futures	August 12, 2011	64,955	62,957	(1,998)
1	LME Aluminum Futures	August 19, 2011	63,780	63,020	(760)
2	LME Aluminum Futures	August 31, 2011	132,693	126,213	(6,480)
8	LME Aluminum Futures	September 1, 2011	535,758	504,914	(30,844)
6	LME Aluminum Futures	September 9, 2011	399,777	379,072	(20,705)
2	LME Aluminum Futures	September 16, 2011	126,760	126,469	(291)
2	LME Aluminum Futures	September 20, 2011	126,010	126,534	524

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	49

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts: (continued)
6	LME Aluminum Futures	September 23, 2011	$375,919	$379,683	$3,764
43	LME Aluminum Futures	December 19, 2011	2,841,842	2,746,625	(95,217)
1	LME Copper Futures	July 7, 2011	240,603	235,377	(5,226)
1	LME Copper Futures	July 11, 2011	247,834	235,430	(12,404)
1	LME Copper Futures	July 14, 2011	236,505	235,470	(1,035)
2	LME Copper Futures	August 5, 2011	439,510	471,343	31,833
1	LME Copper Futures	August 31, 2011	230,464	235,737	5,273
2	LME Copper Futures	September 1, 2011	460,971	471,481	10,510
1	LME Copper Futures	September 6, 2011	228,340	235,755	7,415
1	LME Copper Futures	September 15, 2011	228,971	235,783	6,812
10	LME Copper Futures	September 19, 2011	2,466,249	2,358,000	(108,249)
1	LME Copper Futures	September 23, 2011	226,255	235,750	9,495
1	LME Copper Futures	September 30, 2011	234,096	235,750	1,654
10	LME Copper Futures	December 19, 2011	2,303,350	2,359,250	55,900
48	LME HG Aluminum Futures	September 19, 2011	3,168,100	3,037,200	(130,900)
3	LME Primary Aluminum Futures	September 30, 2011	190,740	189,900	(840)
1	LME Zinc Futures	September 19, 2011	63,569	59,119	(4,450)
1	LME Zinc Futures	December 19, 2011	56,867	59,618	2,751
46	MSCI Taiwan Stock Index Futures	July 28, 2011	1,338,648	1,362,520	23,872
2	Natural Gas Swap Futures	July 27, 2011	24,350	21,870	(2,480)
146	Natural Gas Swap Futures	August 29, 2011	1,771,440	1,603,445	(167,995)
279	S&P 500 E-Mini Futures	September 16, 2011	17,741,846	18,351,225	609,379
18	S&P MID 400 E-Mini Futures	September 16, 2011	1,676,927	1,757,700	80,773
9	S&P/Toronto Stock Exchange 60 Index	September 15, 2011	1,387,345	1,422,531	35,186
27	SGX S&P CNX Nifty Index Futures	July 28, 2011	300,474	305,235	4,761
17	Soybean Futures	January 13, 2012	1,183,011	1,108,612	(74,399)
35	Sugar #11 (World Markets) Futures	September 30, 2011	936,763	1,032,528	95,765
26	TOPIX Index Futures	September 8, 2011	2,632,549	2,743,556	111,007
24	Wheat Futures	December 14, 2011	995,695	789,000	(206,695)

					74,555

Short Contracts:
4	LME Aluminum Futures	July 7, 2011	$(268,980)	$(250,413)	$18,567
2	LME Aluminum Futures	July 21, 2011	(137,140)	(125,482)	11,658
4	LME Aluminum Futures	July 28, 2011	(276,980)	(251,239)	25,741
1	LME Aluminum Futures	August 4, 2011	(69,732)	(62,878)	6,854
8	LME Aluminum Futures	August 5, 2011	(518,194)	(503,108)	15,086
3	LME Aluminum Futures	August 9, 2011	(196,291)	(188,784)	7,507
1	LME Aluminum Futures	August 12, 2011	(64,732)	(62,957)	1,775
1	LME Aluminum Futures	August 19, 2011	(63,860)	(63,020)	840
2	LME Aluminum Futures	August 31, 2011	(132,490)	(126,213)	6,277
8	LME Aluminum Futures	September 1, 2011	(535,960)	(504,914)	31,046
6	LME Aluminum Futures	September 9, 2011	(396,720)	(379,071)	17,649
2	LME Aluminum Futures	September 16, 2011	(128,282)	(126,469)	1,813
2	LME Aluminum Futures	September 20, 2011	(126,176)	(126,534)	(358)
6	LME Aluminum Futures	September 23, 2011	(377,173)	(379,683)	(2,510)
12	LME Aluminum Futures	December 19, 2011	(761,364)	(766,500)	(5,136)
1	LME Copper Futures	July 7, 2011	(242,745)	(235,377)	7,368
1	LME Copper Futures	July 11, 2011	(245,495)	(235,430)	10,065
1	LME Copper Futures	July 14, 2011	(236,046)	(235,469)	577
2	LME Copper Futures	August 5, 2011	(439,090)	(471,343)	(32,253)
1	LME Copper Futures	August 31, 2011	(230,745)	(235,738)	(4,993)
2	LME Copper Futures	September 1, 2011	(460,240)	(471,481)	(11,241)
1	LME Copper Futures	September 6, 2011	(228,370)	(235,755)	(7,385)
1	LME Copper Futures	September 15, 2011	(228,995)	(235,782)	(6,787)
10	LME Copper Futures	September 19, 2011	(2,294,349)	(2,358,000)	(63,651)
1	LME Copper Futures	September 23, 2011	(225,920)	(235,750)	(9,830)
1	LME Copper Futures	September 30, 2011	(232,870)	(235,750)	(2,880)
1	LME Copper Futures	December 19, 2011	(226,320)	(235,925)	(9,605)
48	LME HG Aluminum Futures	September 19, 2011	(3,116,814)	(3,037,200)	79,614
3	LME Primary Aluminum Futures	September 30, 2011	(190,700)	(189,900)	800

The accompanying notes are an integral part of these financial statements.	(Continued)

50	AQR Funds	Semi-Annual Report	June 2011

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts: (continued)
1	LME Zinc Futures	September 19, 2011	$(56,495)	$(59,119)	$(2,624)
7	Soybean Futures	November 14, 2011	(467,933)	(452,900)	15,033
1	Wheat Futures	September 14, 2011	(35,296)	(30,713)	4,583

					103,600

					$178,155

Cash held as collateral with broker for futures contracts was $5,312,664 at June 30, 2011.

Forward foreign currency exchange contracts outstanding as of June 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/11	The Royal Bank of Scotland	BRL	10,412,000	$6,431,680	$6,554,055	$122,375
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	2,105,000	3,011,105	3,045,788	34,683
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	24,424,000	7,095,541	7,146,246	50,705
Korean Won, Expiring 09/21/11	The Royal Bank of Scotland	KRW	5,707,796,000	5,248,631	5,320,174	71,543
Mexican Peso, Expiring 09/21/11	The Royal Bank of Scotland	MXN	96,949,000	8,234,407	8,221,270	(13,137)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	6,190,000	5,023,609	5,039,732	16,123
Turkish Lira, Expiring 09/21/11	The Royal Bank of Scotland	TRY	6,456,000	3,980,528	3,918,888	(61,640)
Taiwanese Dollar, Expiring 09/21/11	The Royal Bank of Scotland	TWD	181,925,000	6,391,394	6,339,668	(51,726)
South African Rand, Expiring 09/21/11	The Royal Bank of Scotland	ZAR	24,681,000	3,579,405	3,607,716	28,311

				48,996,300	49,193,537	197,237

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
Brazilian Real, Expiring 09/21/11	The Royal Bank of Scotland	BRL	(392,000)	$(241,008)	$(246,753)	$(5,745)
Euro, Expiring 09/21/11	The Royal Bank of Scotland	EUR	(35,725,000)	(51,382,978)	(51,691,574)	(308,596)
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	(8,560,000)	(14,098,013)	(13,725,532)	372,481
Hong Kong Dollar, Expiring 09/21/11	The Royal Bank of Scotland	HKD	(16,000)	(2,055)	(2,057)	(2)
Israeli Shekel, Expiring 09/21/11	The Royal Bank of Scotland	ILS	(2,843,000)	(827,648)	(831,837)	(4,189)
Japanese Yen, Expiring 09/21/11	The Royal Bank of Scotland	JPY	(17,000,000)	(211,982)	(211,263)	719
Korean Won, Expiring 09/21/11	The Royal Bank of Scotland	KRW	(110,034,000)	(101,320)	(102,561)	(1,241)

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	51

Consolidated Schedule of Investments	June 30, 2011 (Unaudited)

AQR RISK PARITY FUND

SALES CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT SOLD	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION (DEPRECIATION)
(continued)
Mexican Peso, Expiring 09/21/11	The Royal Bank of Scotland	MXN	(12,391,000)	$(1,040,471)	$(1,050,756)	$(10,285)
Russian Ruble, Expiring 09/21/11	The Royal Bank of Scotland	RUB	(31,220,000)	(1,103,508)	(1,108,744)	(5,236)
Singapore Dollar, Expiring 09/21/11	The Royal Bank of Scotland	SGD	(565,000)	(455,721)	(460,008)	(4,287)
Turkish Lira, Expiring 09/21/11	The Royal Bank of Scotland	TRY	(2,253,000)	(1,367,003)	(1,367,604)	(601)
Taiwanese Dollar, Expiring 09/21/11	The Royal Bank of Scotland	TWD	(9,921,000)	(344,829)	(345,724)	(895)
South African Rand, Expiring 09/21/11	The Royal Bank of Scotland	ZAR	(5,964,000)	(860,527)	(871,781)	(11,254)

				(72,037,063)	(72,016,194)	20,869

				$(23,040,763)	$(22,822,657)	$218,106

Money Market Fund is pledged as collateral to broker for forward currency exchange contracts in the amount of $1,050,989.

BRL - Brazilian Real

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

RUB - Russian Ruble

SGD - Singapore Dollar

TRY - Turkish Lira

TWD - Taiwan Dollar

ZAR - South African Rand

The accompanying notes are an integral part of these financial statements.

52	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR MOMENTUM FUND

COMMON STOCKS - 99.0%	SHARES	VALUE (Note 3)
Consumer Discretionary - 14.7%
Abercrombie & Fitch Co., Class A	6,400	$428,288
Advance Auto Parts, Inc.	2,300	134,527
Amazon.com, Inc. †	23,200	4,744,168
AutoZone, Inc. †(a)	300	88,455
BorgWarner, Inc. †(a)	8,700	702,873
Cablevision Systems Corp., Class A (a)	3,800	137,598
CarMax, Inc. †	7,300	241,411
CBS Corp., Class B	45,200	1,287,748
Chipotle Mexican Grill, Inc. †(a)	2,500	770,475
Clear Channel Outdoor Holdings, Inc., Class A †	9,300	118,110
Coach, Inc.	24,007	1,534,768
Comcast Corp., Class A	19,600	496,664
Dana Holding Corp. †	8,800	161,040
Deckers Outdoor Corp. †(a)	2,300	202,722
Dick’s Sporting Goods, Inc. †	4,600	176,870
Dillard’s, Inc., Class A (a)	3,700	192,918
DIRECTV, Class A †(a)	4,800	243,936
Discovery Communications, Inc., Class A †(a)	3,166	129,679
DISH Network Corp., Class A †	8,800	269,896
Dollar Tree, Inc. †	2,500	166,550
Foot Locker, Inc.	7,900	187,704
Ford Motor Co. †(a)	6,843	94,365
Fortune Brands, Inc.	5,400	344,358
Fossil, Inc. †(a)	3,300	388,476
Gentex Corp. (a)	2,900	87,667
Goodyear Tire & Rubber Co./The †	16,000	268,320
Guess?, Inc.	6,800	286,008
Harley-Davidson, Inc.	13,200	540,804
Hasbro, Inc.	3,200	140,576
Hyatt Hotels Corp., Class A †	2,200	89,804
IAC/InterActiveCorp †	6,700	255,739
Interpublic Group of Cos., Inc./The	38,600	482,500
JC Penney Co., Inc.	13,300	459,382
Las Vegas Sands Corp. †	31,000	1,308,510
Lear Corp.	2,600	139,048
Liberty Global, Inc., Class A †	16,900	761,176
Liberty Media Corp. - Capital, Series A †	6,300	540,225
Liberty Media Corp. - Interactive, Series A †	40,500	679,185
Ltd. Brands, Inc.	20,900	803,605
Macy’s, Inc.	26,000	760,240
McGraw-Hill Cos., Inc./The	15,000	628,650
MGM Resorts International †	27,200	359,312
NetFlix, Inc. †(a)	3,500	919,415
News Corp., Class A	145,100	2,568,270
Omnicom Group, Inc.	7,000	337,120
O’Reilly Automotive, Inc. †	3,600	235,836
Panera Bread Co., Class A †	2,400	301,584
PetSmart, Inc.	3,400	154,258
Polaris Industries, Inc.	2,400	266,808
Polo Ralph Lauren Corp. (a)	5,700	755,877
priceline.com, Inc. †	3,926	2,009,837
Ross Stores, Inc.	8,800	705,056
Royal Caribbean Cruises Ltd. †(a)	11,300	425,332
Sally Beauty Holdings, Inc. †	8,500	145,350

	SHARES	VALUE (Note 3)
Consumer Discretionary - 14.7% (continued)
Signet Jewelers Ltd. (Bermuda) †	3,900	$182,559
Sirius XM Radio, Inc. †(a)	363,600	796,284
Sotheby’s	4,100	178,350
Starbucks Corp.	7,934	313,314
Tempur-Pedic International, Inc. †(a)	3,900	264,498
Tenneco, Inc. †	3,100	136,617
Tiffany & Co. (a)	6,600	518,232
Time Warner Cable, Inc.	3,400	265,336
Tractor Supply Co.	3,500	234,080
TRW Automotive Holdings Corp. †	4,800	283,344
Tupperware Brands Corp.	4,600	310,270
Ulta Salon Cosmetics & Fragrance, Inc. †(a)	3,600	232,488
Under Armour, Inc., Class A †(a)	2,800	216,468
Viacom, Inc., Class B	33,500	1,708,500
Virgin Media, Inc. (a)	24,700	739,271
Weight Watchers International, Inc.	3,400	256,598
Williams-Sonoma, Inc.	5,800	211,642
Wyndham Worldwide Corp.	9,200	309,580
Wynn Resorts Ltd.	7,500	1,076,550
Yum! Brands, Inc.	3,000	165,720

		39,058,794

Consumer Staples - 6.6%
Altria Group, Inc.	15,200	401,432
Coca-Cola Enterprises, Inc.	18,423	537,583
Corn Products International, Inc.	4,600	254,288
Dr Pepper Snapple Group, Inc. (a)	2,700	113,211
Estee Lauder Cos., Inc./The, Class A	9,300	978,267
Green Mountain Coffee Roasters, Inc. †(a)	9,000	803,340
Hansen Natural Corp. †	2,900	234,755
Herbalife Ltd. (Cayman Islands)	7,000	403,480
Lorillard, Inc.	10,000	1,088,700
McCormick & Co., Inc.	3,300	163,581
Philip Morris International, Inc.	125,200	8,359,604
Reynolds American, Inc.	26,900	996,645
Walgreen Co.	57,000	2,420,220
Whole Foods Market, Inc. (a)	10,200	647,190

		17,402,296

Energy - 25.0%
Alpha Natural Resources, Inc. †	10,200	463,488
Anadarko Petroleum Corp.	34,700	2,663,572
Arch Coal, Inc.	12,000	319,920
Baker Hughes, Inc.	32,500	2,358,200
Berry Petroleum Co., Class A (a)	3,600	191,268
Brigham Exploration Co. †	7,100	212,503
Cabot Oil & Gas Corp.	4,800	318,288
Cameron International Corp. †	6,900	347,001
CARBO Ceramics, Inc. (a)	1,600	260,720
Chesapeake Energy Corp.	9,300	276,117
Chevron Corp.	145,700	14,983,788
Cimarex Energy Co.	3,500	314,720
Complete Production Services, Inc. †	4,400	146,784
Concho Resources, Inc. †(a)	8,800	808,280
ConocoPhillips	101,200	7,609,228
Continental Resources, Inc. †(a)	3,100	201,221
Denbury Resources, Inc. †(a)	15,100	302,000

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	53

Schedule of Investments	June 30, 2011 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Energy - 25.0% (continued)
Devon Energy Corp.	6,300	$496,503
Dresser-Rand Group, Inc. †(a)	3,600	193,500
El Paso Corp.	52,000	1,050,400
Energen Corp.	2,800	158,200
Energy XXI Bermuda Ltd. (Bermuda) †	4,500	149,490
FMC Technologies, Inc. †	19,000	851,010
Forest Oil Corp. †	7,300	194,983
Halliburton Co.	71,700	3,656,700
Helmerich & Payne, Inc.	8,100	535,572
Hess Corp.	23,000	1,719,480
Holly Corp. †(a)	2,900	201,260
Lufkin Industries, Inc.	1,900	163,495
Marathon Oil Corp.	54,000	2,844,720
McDermott International, Inc. †	9,800	194,138
Murphy Oil Corp.	4,400	288,904
Nabors Industries Ltd. (Bermuda) †	30,900	761,376
National Oilwell Varco, Inc.	31,900	2,494,899
Newfield Exploration Co. †	3,900	265,278
Noble Energy, Inc.	7,300	654,299
Northern Oil and Gas, Inc. †(a)	6,700	148,405
Oil States International, Inc. †	2,600	207,766
Patriot Coal Corp. †	11,700	260,442
Patterson-UTI Energy, Inc.	14,300	452,023
Peabody Energy Corp.	21,800	1,284,238
Petrohawk Energy Corp. †	18,000	444,060
Pioneer Natural Resources Co. (a)	9,000	806,130
Plains Exploration & Production Co. †	7,200	274,464
Rosetta Resources, Inc. †(a)	3,300	170,082
Rowan Cos., Inc. †(a)	10,700	415,267
SandRidge Energy, Inc. †	40,700	433,862
Schlumberger Ltd.	102,800	8,881,920
Seadrill Ltd. (Bermuda)	15,000	529,200
SM Energy Co.	4,100	301,268
Sunoco, Inc.	4,400	183,524
Superior Energy Services, Inc. †	3,800	141,132
Tesoro Corp. †(a)	7,300	167,243
Tidewater, Inc.	2,900	156,049
Valero Energy Corp.	8,700	222,459
Whiting Petroleum Corp. †	10,800	614,628
Williams Cos., Inc./The	44,200	1,337,050
World Fuel Services Corp. (a)	7,000	251,510

		66,334,027

Financials - 3.9%
American Capital Ltd. †	17,800	176,754
Ameriprise Financial, Inc.	18,600	1,072,848
Arch Capital Group Ltd. (Bermuda) †(a)	4,200	134,064
AvalonBay Communities, Inc. REIT (a)	1,000	128,400
BGC Partners, Inc., Class A (a)	14,300	110,539
Brookfield Office Properties	4,600	88,688
CB Richard Ellis Group, Inc., Class A †	20,500	514,755
Discover Financial Services	39,000	1,043,250
Douglas Emmett, Inc. REIT (a)	8,500	169,065
Equity Residential REIT	4,600	276,000
Erie Indemnity Co., Class A	1,200	84,864
Fifth Third Bancorp	8,500	108,375
Forest City Enterprises, Inc., Class A †(a)	7,500	140,025
General Growth Properties, Inc. REIT	39,200	654,248

	SHARES	VALUE (Note 3)
Financials - 3.9% (continued)
Jones Lang LaSalle, Inc.	2,100	$198,030
Leucadia National Corp.	7,700	262,570
Macerich Co./The REIT	7,902	422,757
Mid-America Apartment Communities, Inc. REIT (a)	1,800	121,446
Moody’s Corp.	9,500	364,325
NASDAQ OMX Group, Inc./The †	16,100	407,330
New York Community Bancorp, Inc. (a)	8,300	124,417
ProLogis, Inc. REIT	8,130	291,379
Prudential Financial, Inc.	3,100	197,129
Raymond James Financial, Inc.	7,400	237,910
Rayonier, Inc. REIT	5,100	333,285
Simon Property Group, Inc. REIT (a)	3,900	453,297
SL Green Realty Corp. REIT	5,500	455,785
SLM Corp.	24,700	415,207
Taubman Centers, Inc. REIT (a)	1,700	100,640
UDR, Inc. REIT	7,900	193,945
Unum Group	5,400	137,592
Weingarten Realty Investors REIT (a)	5,400	135,864
Weyerhaeuser Co. REIT	42,100	920,306

		10,475,089

Health Care - 12.1%
Aetna, Inc.	25,600	1,128,704
Agilent Technologies, Inc. †	21,200	1,083,532
Alexion Pharmaceuticals, Inc. †(a)	15,700	738,371
AMERIGROUP Corp. †	3,800	267,786
AmerisourceBergen Corp.	7,900	327,060
Biogen Idec, Inc. †	15,300	1,635,876
BioMarin Pharmaceutical, Inc. †	4,400	119,724
Brookdale Senior Living, Inc. †	6,500	157,625
Cardinal Health, Inc.	5,300	240,726
Catalyst Health Solutions, Inc. †	5,500	307,010
Cerner Corp. †	4,300	262,773
CIGNA Corp.	17,100	879,453
Cooper Cos., Inc./The	1,500	118,860
Coventry Health Care, Inc. †	8,000	291,760
Dendreon Corp. †	8,167	322,106
Edwards Lifesciences Corp. †	8,400	732,312
Endo Pharmaceuticals Holdings, Inc. †	9,800	393,666
Gen-Probe, Inc. †	3,700	255,855
Healthspring, Inc. †(a)	5,700	262,827
Hill-Rom Holdings, Inc. (a)	3,500	161,140
HMS Holdings Corp. †	1,900	146,053
Humana, Inc.	13,000	1,047,020
Illumina, Inc. †(a)	10,700	804,105
Incyte Corp. Ltd. †(a)	8,500	160,990
InterMune, Inc. †	7,100	254,535
McKesson Corp.	1,800	150,570
Mylan, Inc. †	5,800	143,086
Onyx Pharmaceuticals, Inc. †	7,100	250,630
Pfizer, Inc.	573,700	11,818,220
Pharmasset, Inc. †	2,600	291,720
Regeneron Pharmaceuticals, Inc. †	6,500	368,615
UnitedHealth Group, Inc.	70,100	3,615,758
Varian Medical Systems, Inc. †	3,000	210,060
Vertex Pharmaceuticals, Inc. †	13,300	691,467
Watson Pharmaceuticals, Inc. †	6,900	474,237

The accompanying notes are an integral part of these financial statements.	(Continued)

54	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 12.1% (continued)
WellCare Health Plans, Inc. †	5,000	$257,050
WellPoint, Inc.	23,400	1,843,218

		32,214,500

Industrials - 10.0%
Acuity Brands, Inc. (a)	2,600	145,028
AGCO Corp. †	8,300	409,688
Amerco, Inc. †(a)	1,900	182,685
AMETEK, Inc.	11,900	534,310
Bucyrus International, Inc.	1,900	174,154
Caterpillar, Inc.	47,100	5,014,266
CNH Global NV (Netherlands) †	2,500	96,625
Cooper Industries PLC	6,500	387,855
CSX Corp.	13,600	356,592
Cummins, Inc.	16,300	1,686,887
Deere & Co.	32,600	2,687,870
Dover Corp.	15,000	1,017,000
Eaton Corp.	25,400	1,306,830
Emerson Electric Co.	1,900	106,875
Fastenal Co. (a)	10,400	374,296
Fluor Corp.	1,900	122,854
Gardner Denver, Inc.	2,100	176,505
Genesee & Wyoming, Inc., Class A †	2,300	134,872
Goodrich Corp.	2,100	200,550
GrafTech International Ltd. †	11,100	224,997
Hertz Global Holdings, Inc. †	10,700	169,916
Honeywell International, Inc.	45,000	2,681,550
Hubbell, Inc., Class B	3,700	240,315
IHS, Inc., Class A †(a)	4,100	342,022
Joy Global, Inc.	7,500	714,300
Kansas City Southern †	7,900	468,707
KBR, Inc.	3,900	146,991
Manitowoc Co., Inc./The	12,600	212,184
Nordson Corp.	3,200	175,520
Owens Corning †	6,700	250,245
PACCAR, Inc.	3,000	153,270
Pall Corp.	7,000	393,610
Parker Hannifin Corp.	12,000	1,076,880
Polypore International, Inc. †	3,600	244,224
Rockwell Automation, Inc.	11,200	971,712
Roper Industries, Inc.	4,100	341,530
Stanley Black & Decker, Inc.	5,500	396,275
Stericycle, Inc. †	1,900	169,328
Terex Corp. †	7,700	219,065
Timken Co.	3,700	186,480
TransDigm Group, Inc. †	2,000	182,380
Union Pacific Corp.	4,700	490,680
United Parcel Service, Inc., Class B	1,300	94,809
WABCO Holdings, Inc. †	2,900	200,274
WESCO International, Inc. †(a)	2,800	151,452
Woodward, Inc. (a)	3,200	111,552
WW Grainger, Inc.	2,700	414,855

		26,540,865

Information Technology - 18.5%
Acme Packet, Inc. †	6,600	462,858
ADTRAN, Inc. (a)	3,300	127,743
Alliance Data Systems Corp. †(a)	1,800	169,326

	SHARES	VALUE (Note 3)
Information Technology - 18.5% (continued)
Altera Corp.	21,300	$987,255
Amphenol Corp., Class A	8,600	464,314
Ariba, Inc. †(a)	5,100	175,797
Aruba Networks, Inc. †(a)	6,900	203,895
Atmel Corp. †	47,700	671,139
Autodesk, Inc. †	16,200	625,320
BMC Software, Inc. †	6,800	371,960
Cadence Design Systems, Inc. †(a)	23,600	249,216
Cavium, Inc. †(a)	5,300	231,027
Ciena Corp. †(a)	7,500	137,850
Citrix Systems, Inc. †	13,200	1,056,000
Cognizant Technology Solutions Corp., Class A †	5,200	381,368
Compuware Corp. †	10,300	100,528
Cypress Semiconductor Corp. †	6,900	145,866
eBay, Inc. †	80,500	2,597,735
Electronic Arts, Inc. †	19,400	457,840
EMC Corp. †	159,000	4,380,450
F5 Networks, Inc. †	6,066	668,777
Factset Research Systems, Inc. (a)	1,300	133,016
Fairchild Semiconductor International, Inc. †	7,700	128,667
Fidelity National Information Services, Inc.	11,500	354,085
Finisar Corp. †(a)	8,200	147,846
Fortinet, Inc. †	7,600	207,404
Gartner, Inc. †(a)	6,200	249,798
Informatica Corp. †	9,200	537,556
InterDigital, Inc. (a)	5,400	220,590
Intuit, Inc. †(a)	21,100	1,094,246
IPG Photonics Corp. †	3,700	269,027
Jabil Circuit, Inc.	8,500	171,700
JDS Uniphase Corp. †(a)	16,700	278,222
Juniper Networks, Inc. †	46,100	1,452,150
KLA-Tencor Corp.	12,300	497,904
Lam Research Corp. †	2,900	128,412
Maxim Integrated Products, Inc.	21,200	541,872
MICROS Systems, Inc. †	3,700	183,927
Molex, Inc.	9,000	231,930
Motorola Solutions, Inc. †	19,400	893,176
NCR Corp. †	23,400	442,026
NetApp, Inc. †	4,500	237,510
Netlogic Microsystems, Inc. †(a)	3,900	157,638
Novellus Systems, Inc. †(a)	7,800	281,892
NVIDIA Corp. †	49,200	784,002
ON Semiconductor Corp. †	18,200	190,554
Oracle Corp.	282,700	9,303,657
Polycom, Inc. †	3,600	231,480
QUALCOMM, Inc.	122,400	6,951,096
Quest Software, Inc. †	7,300	165,929
Rackspace Hosting, Inc. †(a)	4,700	200,878
Red Hat, Inc. †	7,700	353,430
RF Micro Devices, Inc. †(a)	40,000	244,800
Riverbed Technology, Inc. †	18,600	736,374
Rovi Corp. †	2,400	137,664
Salesforce.com, Inc. †	8,700	1,296,126
SanDisk Corp. †	2,300	95,450
Skyworks Solutions, Inc. †	11,200	257,376
Solera Holdings, Inc.	5,700	337,212

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	55

Schedule of Investments	June 30, 2011 (Unaudited)

AQR MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 18.5% (continued)
SuccessFactors, Inc. †(a)	4,900	$144,060
Teradata Corp. †	14,100	848,820
Teradyne, Inc. †(a)	9,800	145,040
TIBCO Software, Inc. †	17,700	513,654
Trimble Navigation Ltd. †	10,500	416,220
TriQuint Semiconductor, Inc. †	10,400	105,976
Varian Semiconductor Equipment Associates, Inc. †	3,600	221,184
Veeco Instruments, Inc. †(a)	3,000	145,230
VeriFone Systems, Inc. †	8,600	381,410
VeriSign, Inc.	13,600	455,056
Vishay Intertechnology, Inc. †(a)	8,200	123,328
VMware, Inc., Class A †(a)	5,700	571,311
Zebra Technologies Corp., Class A †	3,200	134,944

		48,999,119

Materials - 7.4%
Albemarle Corp.	4,000	276,800
Alcoa, Inc.	71,400	1,132,404
Allegheny Technologies, Inc. (a)	1,500	95,205
Allied Nevada Gold Corp. †(a)	6,500	229,905
Ball Corp.	5,400	207,684
Celanese Corp., Series A	10,500	559,755
CF Industries Holdings, Inc.	7,000	991,690
Cliffs Natural Resources, Inc.	9,800	906,010
Coeur d’Alene Mines Corp. †	5,200	126,152
Crown Holdings, Inc. †	10,800	419,256
Cytec Industries, Inc. (a)	2,600	148,694
Eastman Chemical Co.	5,100	520,557
EI du Pont de Nemours & Co.	68,400	3,697,020
FMC Corp.	2,500	215,050
Freeport-McMoRan Copper & Gold, Inc.	68,800	3,639,520
Hecla Mining Co. †	31,000	238,390
Huntsman Corp.	8,300	156,455
International Flavors & Fragrances, Inc.	1,800	115,632
MeadWestvaco Corp.	5,200	173,212
Monsanto Co.	35,400	2,567,916
Mosaic Co./The	15,400	1,043,042
PPG Industries, Inc.	5,200	472,108
Rock-Tenn Co., Class A	4,400	291,896
Rockwood Holdings, Inc. †	5,700	315,153
Solutia, Inc. †	6,500	148,525
Stillwater Mining Co. †(a)	5,700	125,457
SXC Health Solutions Corp. †	1,500	88,380
Walter Energy, Inc.	4,100	474,780
WR Grace & Co. †	3,700	168,831

		19,545,479

Telecommunication Services - 0.4%
Level 3 Communications, Inc. †	110,800	270,352
MetroPCS Communications, Inc. †	9,600	165,216
NII Holdings, Inc. †	3,600	152,568
Verizon Communications, Inc.	11,000	409,530

		997,666

	SHARES	VALUE (Note 3)
Utilities - 0.4%
American Water Works Co., Inc.	2,800	$82,460
National Fuel Gas Co.	5,400	393,120
NSTAR	2,700	124,146
OGE Energy Corp.	1,900	95,608
Oneok, Inc.	5,400	399,654

		1,094,988

TOTAL COMMON STOCKS (cost $248,298,678)		262,662,823

MONEY MARKET FUNDS - 7.2%
J.P. Morgan Treasury Plus Money
Market Fund - Institutional Shares, 0.000% (2)(c) (cost $19,249,544)	19,249,544	19,249,544

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (2)(b)(c)
(cost $7,396,263)	7,396,263	7,396,263

TOTAL INVESTMENTS - 109.0% (cost $274,944,485)		289,308,630

LIABILITIES IN EXCESS OF OTHER ASSETS - (9.0%) (d)		(23,972,018)

NET ASSETS - 100.0%		$265,336,612

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $7,253,629; cash collateral of $7,396,263 was received with which the fund purchased a money market fund.
(b)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(c)	Represents annualized seven-day yield as of June 30, 2011.
(d)	Includes appreciation on futures contracts.

All securities are United States companies, unless noted otherwise in parentheses.

All securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

56	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR MOMENTUM FUND

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION
Long Contracts:
37	S&P 500 E-Mini Futures	September 16, 2011	$2,371,030	$2,433,674	$62,644

Cash held as collateral with broker for futures contracts was $45,192 at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	57

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

COMMON STOCKS - 98.9%	SHARES	VALUE (Note 3)
Consumer Discretionary - 14.9%
A. H. Belo Corp., Class A	3,400	$25,296
Aaron’s, Inc.	4,100	115,866
AFC Enterprises, Inc. †	4,700	77,315
American Axle & Manufacturing Holdings, Inc. †	17,600	200,288
Amerigon, Inc. †	2,700	46,926
Ameristar Casinos, Inc.	5,200	123,292
ANN, Inc. †	14,700	383,670
Arbitron, Inc.	6,700	276,911
Arctic Cat, Inc. †	3,000	40,290
Asbury Automotive Group, Inc. †	8,400	155,652
Ascent Media Corp., Class A †	2,600	137,722
Barnes & Noble, Inc.	11,400	189,012
Biglari Holdings, Inc. †	121	47,317
BJ’s Restaurants, Inc. †	5,900	308,924
Bon-Ton Stores, Inc./The (a)	2,900	28,188
Bridgepoint Education, Inc. †	3,600	90,000
Brunswick Corp.	23,400	477,360
Buffalo Wild Wings, Inc. †	3,600	238,716
Cabela’s, Inc. †(a)	10,500	285,075
Caribou Coffee Co., Inc. †	4,700	62,228
Collectors Universe	2,700	39,987
Cost Plus, Inc. †	5,000	50,000
CROCS, Inc. †	22,500	579,375
Cumulus Media, Inc., Class A †	7,800	27,300
Dana Holding Corp. †	3,000	54,900
Denny’s Corp. †	17,900	69,452
DineEquity, Inc. †	4,200	219,534
Domino’s Pizza, Inc. †	11,800	297,832
Dorman Products, Inc. †	2,832	112,091
DSW, Inc., Class A †(a)	2,550	129,055
Einstein Noah Restaurant Group, Inc.	1,300	19,461
Ethan Allen Interiors, Inc.	5,000	106,450
Exide Technologies †	25,900	197,876
Finish Line, Inc./The, Class A	14,100	301,740
Geeknet, Inc. †	1,600	42,752
Genesco, Inc. †	4,500	234,450
G-III Apparel Group Ltd. †	4,500	155,160
Global Sources Ltd. (Bermuda) †	2,900	26,651
Global Traffic Network, Inc. †	3,200	36,768
Group 1 Automotive, Inc.	5,700	234,726
Helen of Troy Ltd. (Bermuda) †	2,400	82,872
Hibbett Sports, Inc. †	6,000	244,260
Hot Topic, Inc.	8,600	63,984
Iconix Brand Group, Inc. †	19,200	464,640
iRobot Corp. †	5,000	176,450
Jakks Pacific, Inc. †(a)	5,100	93,891
Jos. A. Bank Clothiers, Inc. †	7,200	360,072
K12, Inc. †	7,800	258,492
Kenneth Cole Productions, Inc., Class A †	1,900	23,731
Kingold Jewelry, Inc. (China) †	9,300	13,485
Krispy Kreme Doughnuts, Inc. †	16,800	159,768
La-Z-Boy, Inc. †	12,000	118,440
Libbey, Inc. †	4,300	69,746
Life Time Fitness, Inc. †	2,700	107,757
Lithia Motors, Inc., Class A	6,100	119,743
Liz Claiborne, Inc. †	27,400	146,590

	SHARES	VALUE (Note 3)
Consumer Discretionary - 14.9% (continued)
Mac-Gray Corp.	2,000	$30,900
Maidenform Brands, Inc. †	4,400	121,704
Men’s Wearhouse, Inc./The	13,300	448,210
Meritage Homes Corp. †	6,200	139,872
Modine Manufacturing Co. †	11,800	181,366
Monro Muffler Brake, Inc.	2,900	108,141
Morgans Hotel Group Co. †	6,200	44,578
Motorcar Parts of America, Inc. †	4,300	64,543
Orient-Express Hotels Ltd., Class A (Bermuda) †	21,600	232,200
Oxford Industries, Inc.	3,200	108,032
Peet’s Coffee & Tea, Inc. †(a)	1,600	92,320
Penske Automotive Group, Inc.	10,800	245,592
Pep Boys - Manny, Moe & Jack/The	12,100	132,253
Perry Ellis International, Inc. †	2,900	73,225
Pier 1 Imports, Inc. †	33,000	381,810
Pinnacle Entertainment, Inc. †	15,800	235,420
PRIMEDIA, Inc.	5,400	38,070
Quiksilver, Inc. †	8,500	39,950
Red Robin Gourmet Burgers, Inc. †	3,800	138,244
RG Barry Corp.	1,400	15,792
Saks, Inc. †(a)	45,200	504,884
Select Comfort Corp. †	14,200	255,316
Shoe Carnival, Inc. †	1,800	54,270
Shutterfly, Inc. †	8,223	472,165
Sinclair Broadcast Group, Inc., Class A	13,000	142,740
Sonic Automotive, Inc., Class A	9,800	143,570
Sonic Corp. †	14,100	149,883
Stage Stores, Inc.	8,800	147,840
Standard Motor Products, Inc.	1,900	28,937
Stein Mart, Inc.	4,200	40,488
Steinway Musical Instruments, Inc. †	800	20,552
Steven Madden Ltd. †	2,836	106,378
Stoneridge, Inc. †	4,300	63,382
Sturm, Ruger & Co., Inc.	4,100	89,995
Superior Industries International, Inc.	2,200	48,642
Texas Roadhouse, Inc.	4,200	73,647
Timberland Co./The, Class A †	1,800	77,346
Tuesday Morning Corp. †	6,500	30,225
U.S. Auto Parts Network, Inc. †	2,500	19,150
Ulta Salon Cosmetics & Fragrance, Inc. †	1,700	109,786
Unifi, Inc. †	3,700	51,060
Valuevision Media, Inc., Class A †	10,700	81,855
Vitamin Shoppe, Inc. †	5,500	251,680
Wolverine World Wide, Inc.	8,000	334,000
Zale Corp. †	7,800	43,680
Zumiez, Inc. †	6,200	154,814

		15,118,036

Consumer Staples - 2.4%
Andersons, Inc./The	1,600	67,600
B&G Foods, Inc.	9,800	202,076
Boston Beer Co., Inc., Class A †	900	80,640
Casey’s General Stores, Inc.	1,700	74,800
Craft Brewers Alliance, Inc. †(a)	3,800	32,718
Darling International, Inc. †	6,400	113,280
Diamond Foods, Inc. (a)	4,800	366,432
Elizabeth Arden, Inc. †	5,300	153,859

The accompanying notes are an integral part of these financial statements.	(Continued)

58	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Consumer Staples - 2.4% (continued)
Fresh Del Monte Produce, Inc.	3,400	$90,678
Hain Celestial Group, Inc./The †	11,500	383,640
Ingles Markets, Inc., Class A	1,900	31,445
Inter Parfums, Inc. (a)	1,700	39,151
Limoneira Co.	1,300	29,367
Omega Protein Corp. †	5,100	70,380
Prestige Brands Holdings, Inc. †	7,200	92,448
Pricesmart, Inc.	3,700	189,551
Schiff Nutrition International, Inc.	4,300	48,117
Snyders-Lance, Inc.	7,800	168,714
Star Scientific, Inc. †(a)	34,400	154,800

		2,389,696

Energy - 9.4%
Abraxas Petroleum Corp. †(a)	31,800	121,794
Approach Resources, Inc. †	8,200	185,894
ATP Oil & Gas Corp./United States †	10,900	166,879
Basic Energy Services, Inc. †(a)	6,200	195,114
Bristow Group, Inc.	7,400	377,548
Callon Petroleum Co. †	6,200	43,524
Carrizo Oil & Gas, Inc. †	10,600	442,550
Cheniere Energy, Inc. †(a)	25,200	230,832
Clayton Williams Energy, Inc. †	1,600	96,080
Cloud Peak Energy, Inc. †	14,000	298,200
Complete Production Services, Inc. †	2,900	96,744
Crosstex Energy, Inc.	9,700	115,430
CVR Energy, Inc. †(a)	9,700	238,814
Dawson Geophysical Co. †	2,500	85,375
Double Eagle Petroleum Co. †	4,800	41,952
Enbridge Energy Management LLC †	3,722	115,010
Endeavour International Corp. †(a)	8,300	125,081
Energy Partners Ltd. †	3,200	47,392
Evolution Petroleum Corp. †	5,400	38,340
FX Energy, Inc. †(a)	15,300	134,334
Georesources, Inc. †	2,100	47,229
Global Industries Ltd. †	7,400	40,552
Golar LNG Ltd. (Bermuda) (a)	2,200	76,758
Goodrich Petroleum Corp. †	5,400	99,414
Gulf Island Fabrication, Inc.	4,100	132,348
Gulfmark Offshore, Inc., Class A †	5,600	247,464
Gulfport Energy Corp. †	10,100	299,869
Harvest Natural Resources, Inc. †	9,000	99,270
Helix Energy Solutions Group, Inc. †	28,800	476,928
Hercules Offshore, Inc. †	44,100	242,991
Hornbeck Offshore Services, Inc. †(a)	6,700	184,250
Hyperdynamics Corp. †(a)	10,100	43,430
ION Geophysical Corp. †	45,700	432,322
James River Coal Co. †	2,400	49,968
Knightsbridge Tankers Ltd. (Bermuda) (a)	4,000	88,120
Kodiak Oil & Gas Corp. †(a)	55,600	320,812
Lufkin Industries, Inc.	1,700	146,285
Magnum Hunter Resources Corp. †(a)	29,800	201,448
Miller Energy Resources, Inc. †(a)	5,300	33,920
Mitcham Industries, Inc. †	2,400	41,520
Newpark Resources, Inc. †	25,600	232,192
Northern Oil and Gas, Inc. †(a)	13,100	290,165
OYO Geospace Corp. †	1,300	130,000
Parker Drilling Co. †	30,100	176,085

	SHARES	VALUE (Note 3)
Energy - 9.4% (continued)
Petroleum Development Corp. †	1,900	$56,829
Pioneer Drilling Co. †	15,200	231,648
Rosetta Resources, Inc. †	2,300	118,542
Stone Energy Corp. †	14,300	434,577
Swift Energy Co. †	2,300	85,721
Tesco Corp. †	8,300	161,103
TETRA Technologies, Inc. †	18,000	229,140
Union Drilling, Inc. †	4,100	42,189
Uranerz Energy Corp. †(a)	25,200	76,104
Uranium Energy Corp. †(a)	13,600	41,616
Uranium Resources, Inc. †	38,800	64,796
Vantage Drilling Co. †	61,000	111,020
W&T Offshore, Inc.	9,900	258,588
Warren Resources, Inc. †	11,800	44,958
Western Refining, Inc. †(a)	14,700	265,629

		9,552,687

Financials - 9.1%
Advance America Cash Advance Centers, Inc.	6,600	45,474
American Equity Investment Life Holding Co.	7,000	88,970
Ameris Bancorp †	2,301	20,410
Amtrust Financial Services, Inc.	5,500	125,290
Arlington Asset Investment Corp., Class A	2,700	84,753
Ashford Hospitality Trust, Inc. REIT	14,600	181,770
Associated Estates Realty Corp. REIT	4,500	73,125
Bancorp Rhode Island, Inc.	600	27,192
BGC Partners, Inc., Class A	8,100	62,613
Cardinal Financial Corp.	3,800	41,610
Cash America International, Inc.	5,400	312,498
Cathay General Bancorp	18,900	309,771
Center Financial Corp. †	7,200	45,720
Citizens & Northern Corp.	1,100	16,577
CNO Financial Group, Inc. †	61,400	485,674
Cohen & Steers, Inc.	1,900	62,985
Colonial Properties Trust REIT	20,000	408,000
Credit Acceptance Corp. †	1,200	101,364
Danvers Bancorp, Inc. (2)	1,300	29,201
Dollar Financial Corp. †	11,400	246,810
Eagle Bancorp, Inc. †	1,300	17,290
Education Realty Trust, Inc. REIT	20,200	173,114
Encore Capital Group, Inc. †	3,674	112,865
Enstar Group Ltd. (Bermuda) †	900	94,041
Epoch Holding Corp.	2,000	35,700
Evercore Partners, Inc., Class A	2,700	89,964
Extra Space Storage, Inc. REIT	3,900	83,187
Ezcorp, Inc., Class A †	11,700	416,227
FBL Financial Group, Inc., Class A	2,400	77,160
Federal Agricultural Mortgage Corp., Class C	3,100	68,572
FelCor Lodging Trust, Inc. REIT †	10,000	53,300
Financial Engines, Inc. †	5,300	137,376
First Cash Financial Services, Inc. †	7,400	310,726
First Industrial Realty Trust, Inc. REIT †	19,900	227,855
First Merchants Corp.	3,700	33,078
FPIC Insurance Group, Inc. †	2,200	91,696
Gladstone Capital Corp.	7,300	67,452

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	59

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Financials - 9.1% (continued)
Gladstone Commercial Corp. REIT	3,400	$58,922
Gladstone Investment Corp.	5,200	37,128
Glimcher Realty Trust REIT	26,700	253,650
Global Indemnity PLC (Ireland) †	1,500	33,270
Gramercy Capital Corp. REIT †	14,400	43,632
Hersha Hospitality Trust REIT	10,900	60,713
HFF, Inc., Class A †	7,100	107,139
ICG Group, Inc. †	8,600	105,178
Infinity Property & Casualty Corp.	1,600	87,456
Ladenburg Thalmann Financial Services, Inc. †	13,100	18,078
Lexington Realty Trust REIT	31,400	286,682
Main Street Capital Corp.	3,800	72,010
MarketAxess Holdings, Inc.	7,082	177,475
MBIA, Inc. †	39,300	341,517
MCG Capital Corp. (a)	22,700	138,016
MVC Capital, Inc.	4,300	56,889
NewStar Financial, Inc. †	6,500	69,420
OneBeacon Insurance Group Ltd., Class A (a)	5,100	68,289
PennantPark Investment Corp.	6,574	73,695
Portfolio Recovery Associates, Inc. †	1,600	135,664
Post Properties, Inc. REIT	3,300	134,508
PrivateBancorp, Inc.	11,400	157,320
Safeguard Scientifics, Inc. †	3,700	69,856
Safety Insurance Group, Inc.	1,800	75,672
Southwest Bancorp, Inc. †	3,700	36,223
Strategic Hotels & Resorts, Inc. REIT †	38,900	275,412
Sun Communities, Inc. REIT	3,809	142,114
Taylor Capital Group, Inc. †(a)	700	5,712
Tejon Ranch Co. †	1,800	61,380
Texas Capital Bancshares, Inc. †	9,200	237,636
TICC Capital Corp.	6,600	63,360
Triangle Capital Corp.	4,000	73,840
United Financial Bancorp, Inc.	1,900	29,317
Urstadt Biddle Properties, Inc., Class A REIT	1,800	32,598
U-Store-It Trust REIT	20,500	215,660
Virginia Commerce Bancorp, Inc. †	4,500	26,595
Virtus Investment Partners, Inc. †	1,300	78,910
WesBanco, Inc.	3,000	58,980
West Coast Bancorp †	3,520	58,995
World Acceptance Corp. †	3,900	255,723
WSFS Financial Corp.	1,400	55,510

		9,229,554

Health Care - 12.1%
ABIOMED, Inc. †(a)	5,400	87,480
Accuray, Inc. †	6,800	54,468
Achillion Pharmaceuticals, Inc. †	13,700	101,928
Air Methods Corp. †	2,300	171,902
Akorn, Inc. †	16,500	115,500
Align Technology, Inc. †	16,400	373,920
Analogic Corp.	1,200	63,108
Ardea Biosciences, Inc. †	2,500	63,650
Ariad Pharmaceuticals, Inc. †	30,800	348,964
Arqule, Inc. †(a)	8,200	51,250
ArthroCare Corp. †	1,800	60,246

	SHARES	VALUE (Note 3)
Health Care - 12.1% (continued)
athenahealth, Inc. †	7,400	$304,140
AtriCure, Inc. †	2,400	30,960
AVANIR Pharmaceuticals, Inc., Class A †(a)	38,800	130,368
AVEO Pharmaceuticals, Inc. †	3,500	72,135
AVI BioPharma, Inc. †(a)	25,100	35,893
BioLase Technology, Inc. †	7,200	37,008
BioSante Pharmaceuticals, Inc. †	25,200	69,300
BSD Medical Corp. †	7,600	31,084
Caliper Life Sciences, Inc. †	12,200	98,942
Capital Senior Living Corp. †	6,100	56,669
Cardiovascular Systems, Inc. †	2,800	40,768
Centene Corp. †	10,500	373,065
Cepheid, Inc. †	14,900	516,136
Chelsea Therapeutics International Ltd. †	10,300	52,530
Columbia Laboratories, Inc. †	18,600	57,474
Computer Programs & Systems, Inc.	2,300	146,004
CONMED Corp. †	2,500	71,200
Corcept Therapeutics, Inc. †	11,200	44,688
Corvel Corp. †	1,200	56,280
Curis, Inc. †	12,500	44,750
Cyberonics, Inc. †	2,200	61,490
Cytori Therapeutics, Inc. †(a)	12,300	58,917
Delcath Systems, Inc. †	3,900	20,124
Depomed, Inc. †(a)	16,000	130,880
DexCom, Inc. †	6,500	94,185
Dynavax Technologies Corp. †(a)	30,700	84,425
Emergent Biosolutions, Inc. †	3,200	72,160
Endologix, Inc. †	11,600	107,880
Ensign Group, Inc./The	3,200	97,248
Exact Sciences Corp. †	10,000	86,000
Exelixis, Inc. †	41,400	370,944
Five Star Quality Care, Inc. †	12,400	72,044
Genomic Health, Inc. †	3,600	100,476
GTx, Inc. †	7,500	35,925
Hanger Orthopedic Group, Inc. †	3,600	88,092
Healthspring, Inc. †(a)	1,900	87,609
HealthStream, Inc. †	3,800	50,426
HMS Holdings Corp. †	1,100	84,557
Idenix Pharmaceuticals, Inc. †	7,300	36,500
Inhibitex, Inc. †	21,400	83,888
Insmed, Inc. †	3,500	41,965
Invacare Corp.	4,300	142,717
IPC The Hospitalist Co., Inc. †	2,900	134,415
ISTA Pharmaceuticals, Inc. †	11,400	87,153
Jazz Pharmaceuticals, Inc. †(a)	5,300	176,755
Keryx Biopharmaceuticals, Inc. †	23,200	109,736
Kindred Healthcare, Inc. †	11,600	249,052
KV Pharmaceutical Co., Class A †(a)	15,800	42,976
Lexicon Pharmaceuticals, Inc. †(a)	38,200	67,232
MAKO Surgical Corp. †	10,100	300,273
MedCath Corp. †	4,700	63,873
Medicines Co./The †	15,600	257,556
Medidata Solutions, Inc. †	5,200	124,124
Medivation, Inc. †(a)	10,100	216,443
Merge Healthcare, Inc. †	14,700	76,440
Merit Medical Systems, Inc. †	6,200	111,414
Metropolitan Health Networks, Inc. †	10,400	49,816

The accompanying notes are an integral part of these financial statements.	(Continued)

60	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Health Care - 12.1% (continued)
Momenta Pharmaceuticals, Inc. †	10,100	$196,546
MWI Veterinary Supply, Inc. †	3,700	298,849
Nabi Biopharmaceuticals †	6,200	33,356
Neogen Corp. †	5,300	239,613
Neoprobe Corp. †	29,900	99,268
Neurocrine Biosciences, Inc. †	10,800	86,940
NPS Pharmaceuticals, Inc. †	20,200	190,890
NxStage Medical, Inc. †	3,400	70,788
Oncothyreon, Inc. †	8,800	80,872
OPKO Health, Inc. †	35,000	129,150
Optimer Pharmaceuticals, Inc. †	10,900	129,601
OraSure Technologies, Inc. †	6,700	57,151
Pain Therapeutics, Inc. †	18,900	73,143
Pharmacyclics, Inc. †	3,300	34,452
Pharmasset, Inc. †	1,200	134,640
Progenics Pharmaceuticals, Inc. †	5,000	35,900
Questcor Pharmaceuticals, Inc. †	15,300	368,730
Raptor Pharmaceutical Corp. †(a)	9,700	60,043
Rockwell Medical Technologies, Inc. †	2,700	34,668
Rural/Metro Corp. †	3,800	65,512
Sangamo Biosciences, Inc. †	15,500	91,295
SciClone Pharmaceuticals, Inc. †	7,400	44,696
SIGA Technologies, Inc. †(a)	10,700	104,218
Skilled Healthcare Group, Inc., Class A †	6,700	63,382
Solta Medical, Inc. †	11,100	30,636
SonoSite, Inc. †	1,600	56,272
Spectrum Pharmaceuticals, Inc. †(a)	13,600	126,004
Staar Surgical Co. †	6,700	35,510
Sunrise Senior Living, Inc. †	14,900	141,997
Targacept, Inc. †	2,800	58,996
Team Health Holdings, Inc. †	2,600	58,526
Theravance, Inc. †(a)	4,700	104,387
Transcend Services, Inc. †	1,900	55,841
Universal American Corp.	9,300	101,835
Uroplasty, Inc. †	5,600	42,000
ViroPharma, Inc. †	22,100	408,850
Zalicus, Inc. †	29,600	70,448
ZIOPHARM Oncology, Inc. †(a)	17,500	107,100
Zoll Medical Corp. †	5,700	322,962

		12,282,587

Industrials - 17.7%
3D Systems Corp. †	12,500	246,375
AAON, Inc.(a)	2,900	63,336
AAR Corp.	6,200	167,958
Acacia Research - Acacia Technologies †	9,526	349,509
ACCO Brands Corp. †	10,300	80,855
Aceto Corp.	7,400	49,654
Active Power, Inc. †(a)	26,000	63,700
Advisory Board Co./The †	2,500	144,700
Air Transport Services Group, Inc. †	17,700	121,245
Aircastle Ltd.	12,600	160,272
Alamo Group, Inc.	1,700	40,290
Albany International Corp., Class A	4,600	121,394
Alexander & Baldwin, Inc.	9,700	467,152
Altra Holdings, Inc. †	7,400	177,526
Amerco, Inc. †	1,700	163,455
American Railcar Industries, Inc. †	2,800	65,660

	SHARES	VALUE (Note 3)
Industrials - 17.7% (continued)
Applied Industrial Technologies, Inc.	3,900	$138,879
Astronics Corp. †(a)	2,100	64,680
Avis Budget Group, Inc. †	28,300	483,647
Barnes Group, Inc.	7,800	193,518
Barrett Business Services, Inc.	1,000	14,320
Belden, Inc.	12,600	439,236
Blount International, Inc. †	11,500	200,905
Brink’s Co./The	8,200	244,606
CAI International, Inc. †	2,700	55,782
Capstone Turbine Corp. †	67,900	103,887
Cascade Corp.	1,100	52,327
Casella Waste Systems, Inc., Class A †	4,500	27,450
Ceradyne, Inc. †	7,400	288,526
Chart Industries, Inc. †	7,400	399,452
CIRCOR International, Inc.	2,500	107,075
Coleman Cable, Inc. †(a)	3,900	57,291
Colfax Corp. †	7,300	181,040
Commercial Vehicle Group, Inc. †	5,600	79,464
Consolidated Graphics, Inc. †	1,400	76,930
Corporate Executive Board Co./The	7,900	344,835
CoStar Group, Inc. †	5,000	296,400
Covenant Transportation Group, Inc., Class A †	2,600	20,150
CPI Aerostructures, Inc. †	1,800	24,534
Cubic Corp.	1,400	71,386
DXP Enterprises, Inc. †	3,200	81,120
Dycom Industries, Inc. †	9,700	158,498
Dynamic Materials Corp.	2,700	60,534
EnerSys †	13,200	454,344
EnPro Industries, Inc. †	5,400	259,578
ESCO Technologies, Inc.	3,200	117,760
Esterline Technologies Corp. †	1,100	84,040
Exponent, Inc. †	2,000	87,020
Flow International Corp. †	11,400	40,584
Franklin Electric Co., Inc.	4,300	201,885
FuelCell Energy, Inc. †	36,400	47,684
Furmanite Corp. †	7,000	55,580
GATX Corp.	9,400	348,928
GeoEye, Inc. †	1,800	67,320
Global Power Equipment Group, Inc. †	1,900	50,388
Great Lakes Dredge & Dock Corp.	10,200	56,916
Greenbrier Cos., Inc. †	8,500	167,960
H&E Equipment Services, Inc. †	7,500	104,925
Hardinge, Inc.	2,900	31,639
HEICO Corp. (a)	10,050	550,137
Herman Miller, Inc.	4,000	108,880
HUB Group, Inc., Class A †	1,900	71,554
Hurco Cos., Inc. †	1,800	57,978
Huron Consulting Group, Inc. †	4,100	123,861
II-VI, Inc. †	13,700	350,720
Innerworkings, Inc. †	7,100	59,214
Insperity, Inc.	3,100	91,791
Interface, Inc., Class A (a)	14,800	286,676
Kadant, Inc. †	3,700	116,587
Kaman Corp.	3,400	120,598
Knoll, Inc.	4,500	90,315
Korn/Ferry International †	8,500	186,915

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	61

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Industrials - 17.7% (continued)
Kratos Defense & Security Solutions, Inc. †	3,000	$36,480
LB Foster Co., Class A	1,700	55,947
Lindsay Corp.	3,500	240,800
LMI Aerospace, Inc. †	1,000	24,430
Lydall, Inc. †	2,500	29,900
Macquarie Infrastructure Co. LLC	10,900	300,840
MasTec, Inc. †	15,700	309,604
McGrath RentCorp.	2,100	58,968
Meritor, Inc. †	4,100	65,764
Metalico, Inc. †	8,100	47,790
Middleby Corp. †	4,400	413,776
Miller Industries, Inc.	2,700	50,463
Mine Safety Appliances Co.	5,500	205,370
Mobile Mini, Inc. †	4,500	95,355
Mueller Industries, Inc.	6,300	238,833
Multi-Color Corp.	1,800	44,442
MYR Group, Inc. †	3,800	88,920
NACCO Industries, Inc., Class A	500	48,410
NN, Inc. †	4,800	71,808
Odyssey Marine Exploration, Inc. †(a)	24,400	76,372
Old Dominion Freight Line, Inc. †	3,700	138,010
On Assignment, Inc. †	9,000	88,470
Park-Ohio Holdings Corp. †	2,800	59,192
PMFG, Inc. †(a)	1,900	37,715
Polypore International, Inc. †	1,200	81,408
Quality Distribution, Inc. †	3,200	41,664
Raven Industries, Inc.	3,900	217,269
RBC Bearings, Inc. †	1,700	64,192
Robbins & Myers, Inc.	10,983	580,452
RSC Holdings, Inc. †	17,300	206,908
Rush Enterprises, Inc., Class A †	7,800	148,434
Satcon Technology Corp. †(a)	15,600	37,284
Sauer-Danfoss, Inc. †	2,000	100,780
Seaspan Corp. (Hong Kong)	11,500	168,015
SFN Group, Inc. †	14,300	129,987
Standex International Corp.	2,200	67,474
Steelcase, Inc., Class A	8,400	95,676
Sun Hydraulics Corp.	3,400	162,520
SYKES Enterprises, Inc. †	6,600	142,098
TAL International Group, Inc.	6,400	220,992
Team, Inc. †	3,700	89,281
Tennant Co.	1,900	75,867
Textainer Group Holdings Ltd.	2,400	73,776
Titan International, Inc.	11,700	283,842
Titan Machinery, Inc. †	3,900	112,242
Trex Co., Inc. †(a)	3,500	85,680
TriMas Corp. †	6,900	170,775
Twin Disc, Inc.	2,500	96,575
United Rentals, Inc. †(a)	18,200	462,280
Valence Technology, Inc. †(a)	9,700	11,446
Wabash National Corp. †	5,100	47,787
Xerium Technologies, Inc. †(a)	2,500	46,375

		17,990,068

Information Technology - 23.2%
Accelrys, Inc. †	10,100	71,811
ACI Worldwide, Inc. †	7,300	246,521

	SHARES	VALUE (Note 3)
Information Technology - 23.2% (continued)
Alliance Fiber Optic Products, Inc. †(a)	3,000	$25,380
Amtech Systems, Inc. †	2,900	59,856
Anaren, Inc. †	2,300	48,875
Ancestry.com, Inc. †	4,700	194,533
Ariba, Inc. †	3,600	124,092
Aspen Technology, Inc. †	15,700	269,726
Avid Technology, Inc. †	3,600	67,824
Axcelis Technologies, Inc. †(a)	25,300	41,492
AXT, Inc. †	9,800	83,104
Bottomline Technologies, Inc. †	7,000	172,970
Brightpoint, Inc. †	6,500	52,715
BroadSoft, Inc. †	2,300	87,699
Brooks Automation, Inc. †	6,300	68,418
BSQUARE Corp. †	5,900	36,993
CACI International, Inc., Class A †	4,900	309,092
Calix, Inc. †	4,400	91,608
Callidus Software, Inc. †	9,800	57,330
Cardtronics, Inc. †	7,700	180,565
Cavium, Inc. †	2,300	100,257
CEVA, Inc. †	6,100	185,806
CIBER, Inc. †	13,300	73,815
Cognex Corp.	10,600	375,558
Coherent, Inc. †	6,400	353,728
CommVault Systems, Inc. †	10,800	480,060
comScore, Inc. †	6,400	165,760
Cymer, Inc. †	7,000	346,570
Daktronic, Inc.	8,900	96,031
DDi Corp.	8,200	78,228
DemandTec, Inc. †	5,500	50,050
Dice Holdings, Inc. †	6,100	82,472
Diodes, Inc. †	8,900	232,290
Dot Hill Systems Corp. †	14,600	41,464
DTS, Inc. †	2,400	97,320
EasyLink Services International Corp., Class A †	4,800	28,032
Ebix, Inc. †(a)	3,400	64,770
Electro Scientific Industries, Inc. †	2,300	44,390
Electronics for Imaging, Inc. †	10,400	179,088
eMagin Corp. †	6,100	37,027
Emcore Corp. †(a)	29,000	79,460
Entegris, Inc. †	33,200	335,984
Entropic Communications, Inc. †(a)	7,100	63,119
ePlus, Inc. †	1,300	34,372
ExlService Holdings, Inc. †	3,200	73,920
FalconStor Software, Inc. †	5,700	25,536
FARO Technologies, Inc. †	4,000	175,200
FEI Co. †	10,300	393,357
Forrester Research, Inc.	3,300	108,768
Fundtech Ltd. (Israel)	1,100	21,956
Gerber Scientific, Inc. †	4,000	44,520
Glu Mobile, Inc. †(a)	13,600	71,672
GSI Technology, Inc. †	5,000	36,000
GT Solar International, Inc. †(a)	29,900	484,380
Harmonic, Inc. †	8,600	62,178
Hittite Microwave Corp. †	1,700	105,247
iGate Corp.	3,800	62,016
iGO, Inc. †	14,600	23,798

The accompanying notes are an integral part of these financial statements.	(Continued)

62	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Information Technology - 23.2% (continued)
Immersion Corp. †(a)	6,500	$55,445
Integrated Device Technology, Inc. †	34,700	272,742
Integrated Silicon Solution, Inc. †	4,000	38,680
Interactive Intelligence, Inc. †	3,300	115,665
InterDigital, Inc.	10,800	441,180
Internap Network Services Corp. †	10,100	74,235
International Rectifier Corp. †	15,500	433,535
INTL FCStone, Inc. †	2,200	53,262
IPG Photonics Corp. †	1,500	109,065
Ixia †	13,900	177,920
IXYS Corp. †	4,300	64,414
JDA Software Group, Inc. †	7,700	237,853
Kemet Corp. †	9,800	140,042
Kenexa Corp. †	5,900	141,482
Keynote Systems, Inc.	4,300	93,009
Kulicke & Soffa Industries, Inc. †	20,100	223,914
Lattice Semiconductor Corp. †	29,900	194,948
Lawson Software, Inc. †	29,800	334,356
LeCroy Corp. †	5,800	69,832
Liquidity Services, Inc. †	3,600	84,996
Littelfuse, Inc.	5,600	328,832
LivePerson, Inc. †(a)	11,051	156,261
LogMeIn, Inc. †(a)	5,400	208,278
Magma Design Automation, Inc. †	18,500	147,815
Majesco Entertainment Co. †	12,000	36,240
Manhattan Associates, Inc. †	3,000	103,320
Marchex, Inc., Class B	6,600	58,608
MAXIMUS, Inc.	1,000	82,730
Maxwell Technologies, Inc. †	5,100	82,569
Measurement Specialties, Inc. †	3,900	139,230
Mentor Graphics Corp. †	30,000	384,300
Mercury Computer Systems, Inc. †	6,900	128,892
Microsemi Corp. †	19,200	393,600
MicroStrategy, Inc., Class A †	1,800	292,824
Mindspeed Technologies, Inc. †	5,000	40,000
MIPS Technologies, Inc. †	15,600	107,796
MKS Instruments, Inc.	2,300	60,766
Monotype Imaging Holdings, Inc. †	6,900	97,497
MoSys, Inc. †(a)	5,300	30,475
MTS Systems Corp.	2,300	96,209
Nanometrics, Inc. †	5,300	100,647
Netgear, Inc. †	8,267	361,433
Netscout Systems, Inc. †	9,600	200,544
NetSuite, Inc. †	2,500	98,000
Newport Corp. †	9,300	168,981
NIC, Inc.	11,100	149,406
NVE Corp. †	1,500	87,675
OCZ Technology Group, Inc. †	13,700	109,600
Omnivision Technologies, Inc. †	12,593	438,362
Oplink Communications, Inc. †	3,700	68,931
Opnet Technologies, Inc.	4,900	200,606
Opnext, Inc. †	47,200	107,616
OSI Systems, Inc. †	2,700	116,100
PC Connection, Inc. †	3,400	28,152
PDF Solutions, Inc. †	6,200	36,952
PFSweb, Inc. †	4,800	22,032
Photronics, Inc. †	18,900	160,083

	SHARES	VALUE (Note 3)
Information Technology - 23.2% (continued)
Power-One, Inc. †(a)	6,100	$49,410
Powerwave Technologies, Inc. †	54,800	161,660
Progress Software Corp. †	3,450	83,249
PROS Holdings, Inc. †	2,800	48,972
Quantum Corp. †	53,100	175,230
Quepasa Corp. †	4,700	34,075
QuickLogic Corp. †	9,200	31,004
RF Micro Devices, Inc. †	71,400	436,968
Richardson Electronics Ltd.	3,300	44,847
RightNow Technologies, Inc. †	6,200	200,880
Rofin-Sinar Technologies, Inc. †	7,600	259,540
Rogers Corp. †	3,400	157,080
Saba Software, Inc. †(a)	7,900	71,337
Sapient Corp. †	4,100	61,623
SAVVIS, Inc. †	2,551	100,841
Seachange International, Inc. †	4,300	46,354
Semtech Corp. †	16,400	448,376
ShoreTel, Inc. †	5,400	55,080
Silicon Graphics International Corp. †	9,000	154,800
Silicon Image, Inc. †	23,500	151,810
SolarWinds, Inc. †	6,800	177,752
SRA International, Inc., Class A †	11,600	358,672
Stamps.com, Inc.	3,700	49,358
STEC, Inc. †(a)	3,300	56,133
Stratasys, Inc. †	2,100	70,770
support.com, Inc. †	12,700	60,960
Sycamore Networks, Inc.	4,900	108,976
Synchronoss Technologies, Inc. †	6,700	212,591
Take-Two Interactive Software, Inc. †	23,500	359,080
Taleo Corp., Class A †	8,500	314,755
TeleTech Holdings, Inc. †	4,700	99,076
Travelzoo, Inc. †(a)	2,000	129,280
TTM Technologies, Inc. †	12,600	201,852
Ultimate Software Group, Inc. †	6,600	359,238
Ultratech, Inc. †	6,400	194,432
Unisys Corp. †	8,700	223,590
Universal Display Corp. †(a)	2,000	70,180
ValueClick, Inc. †	21,500	356,900
VASCO Data Security International, Inc. †	5,200	64,740
Verint Systems, Inc. †	2,300	85,192
VirnetX Holding Corp. †(a)	8,500	245,990
Virtusa Corp. †(a)	3,100	58,745
Vocus, Inc. †	3,800	116,318
Web.com Group, Inc. †	7,900	97,328
Websense, Inc. †	2,700	70,119
Westell Technologies, Inc., Class A †	19,600	69,972
X-Rite, Inc. †	5,200	25,844
Zix Corp. †	18,000	69,120
Zygo Corp. †	3,500	46,270

		23,519,109

Materials - 7.7%
A.M. Castle & Co. †	2,900	48,169
AMCOL International Corp.	4,200	160,272
Balchem Corp.	6,200	271,436
Boise, Inc.	31,900	248,501
Buckeye Technologies, Inc.	10,300	277,894
Carpenter Technology Corp.	1,700	98,056

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	63

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

	SHARES	VALUE (Note 3)
Materials - 7.7% (continued)
Century Aluminum Co. †	16,200	$253,530
Clearwater Paper Corp. †	900	61,452
Ferro Corp. †	23,400	314,496
Flotek Industries, Inc. †	13,800	117,576
General Moly, Inc. †(a)	29,500	131,570
Georgia Gulf Corp. †	10,600	255,884
Globe Specialty Metals, Inc.	17,200	385,624
Gold Resource Corp.	8,800	219,384
Golden Minerals Co. †	4,100	72,898
Graphic Packaging Holding Co. †	15,000	81,600
Handy & Harman Ltd. †	2,100	32,319
Hawkins, Inc.	2,300	83,306
Haynes International, Inc.	3,000	185,790
Horsehead Holding Corp. †	12,700	169,164
Innophos Holdings, Inc.	5,100	248,880
Innospec, Inc. †	6,100	205,021
Kaiser Aluminum Corp.	3,300	180,246
KapStone Paper and Packaging Corp. †	9,400	155,758
Koppers Holdings, Inc.	4,900	185,857
Kraton Performance Polymers, Inc. †	7,700	301,609
LSB Industries, Inc. †	4,500	193,140
Material Sciences Corp. †	4,200	30,450
Materion Corp. †	5,600	207,032
Minerals Technologies, Inc.	1,400	92,806
Noranda Aluminum Holding Corp. †	4,200	63,588
OM Group, Inc. †	5,700	231,648
Paramount Gold and Silver Corp. (Canada) †(a)	25,700	83,782
PolyOne Corp.	24,000	371,280
Quaker Chemical Corp.	2,800	120,428
RTI International Metals, Inc. †	7,700	295,449
Schnitzer Steel Industries, Inc., Class A	5,300	305,280
Senomyx, Inc. †	10,700	54,998
Sensient Technologies Corp.	7,100	263,197
Stillwater Mining Co. †(a)	3,400	74,834
TPC Group, Inc. †	2,700	105,894
UFP Technologies, Inc. †	2,700	51,084
Universal Stainless & Alloy †	1,900	88,844
Vista Gold Corp. †	13,500	38,205
Worthington Industries, Inc.	10,700	247,170
ZAGG, Inc. †(a)	6,800	91,120
Zoltek Cos., Inc. †	4,900	51,597

		7,808,118

Telecommunication Services - 1.4%
8x8, Inc. †	20,500	100,245
AboveNet, Inc.	6,700	472,082
Alaska Communications Systems Group, Inc. (a)	8,600	76,282
Cogent Communications Group, Inc. †	10,500	178,605
General Communication, Inc., Class A †	10,200	123,114
Globalstar, Inc. †(a)	12,600	15,498
ICO Global Communications Holdings Ltd. †	10,400	28,808
IDT Corp., Class B	4,300	116,186

	SHARES	VALUE (Note 3)
Telecommunication Services - 1.4% (continued)
Neutral Tandem, Inc. †	5,400	$94,068
Towerstream Corp. †	10,900	54,391
Vonage Holdings Corp. †	37,500	165,375

		1,424,654

Utilities - 1.0%
Artesian Resources Corp., Class A	800	14,416
Chesapeake Utilities Corp. (a)	2,800	112,084
Dynegy, Inc. †	23,400	144,846
El Paso Electric Co.	8,700	281,010
Middlesex Water Co.	1,700	31,586
PNM Resources, Inc.	11,100	185,814
South Jersey Industries, Inc.	1,500	81,465
Southwest Gas Corp.	2,500	96,525
York Water Co.	1,100	18,205

		965,951

TOTAL COMMON STOCKS (cost $90,776,670)		100,280,460

MONEY MARKET FUNDS - 7.5%
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (2)(c)
(cost $7,566,840)	7,566,840	7,566,840

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 1.8%
J.P. Morgan Prime Money Market Fund - Capital Shares, 0.090% (2)(b)(c)
(cost $1,827,400)	1,827,400	1,827,400

TOTAL INVESTMENTS - 108.2% (cost $100,170,910)		109,674,700

LIABILITIES IN EXCESS OF OTHER ASSETS - (8.2%) (d)		(8,264,247)

NET ASSETS - 100.0%		$101,410,453

All securities are United States companies, unless noted otherwise in parentheses.

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $1,786,264; cash collateral of $1,827,400 was received with which the fund purchased a money market fund.
(b)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(c)	Represents annualized seven-day yield as of June 30, 2011.
(d)	Includes appreciation on futures contracts.

All Securities are Level 1, unless noted otherwise in parentheses.

(2)	Level 2 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	(Continued)

64	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR SMALL CAP MOMENTUM FUND

Open futures contracts outstanding at June 30, 2011:

NUMBER OF CONTRACTS	TYPE	EXPIRATION DATE	VALUE AT TRADE DATE	VALUE AT JUNE 30, 2011	UNREALIZED APPRECIATION
Long Contracts:
14	E-Mini Russell 2000 Futures	September 16, 2011	$1,134,174	$1,155,560	$21,386

Cash held as collateral with broker for futures contracts was $7,519 at June 30, 2011.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	65

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
COMMON STOCKS - 98.7%
Australia - 1.9%
Alumina Ltd.	35,254	$80,742
Amcor Ltd.	7,128	55,234
Atlas Iron Ltd. †	18,245	73,534
Australia & New Zealand Banking Group Ltd.	4,197	99,489
Brambles Ltd.	28,216	219,384
Caltex Australia Ltd.	4,085	51,832
Coal & Allied Industries Ltd.	318	36,038
Cochlear Ltd.	365	28,250
Commonwealth Bank of Australia	1,545	87,015
Fortescue Metals Group Ltd. (a)	27,957	191,826
Iluka Resources Ltd.	7,774	140,626
Incitec Pivot Ltd.	35,583	148,194
Lynas Corp. Ltd. †	36,790	78,129
OZ Minerals Ltd.	4,289	61,032
Paladin Energy Ltd. †	12,165	33,160
Wesfarmers Ltd. (a)	461	15,799
WorleyParsons Ltd.	2,954	89,941

		1,490,225

Austria - 1.0%
Andritz AG	915	94,344
Erste Group Bank AG	7,217	377,977
Immofinanz AG NPV †	18,992	80,977
Lenzing AG	606	79,079
Vienna Insurance Group AG Wiener Versicherung Gruppe	311	17,084
Voestalpine AG (a)	3,091	170,484

		819,945

Belgium - 0.5%
Bekaert SA	849	64,648
Solvay SA	848	130,927
UCB SA	1,683	75,626
Umicore SA	1,609	87,759

		358,960

Bermuda - 0.2%
Seadrill Ltd.	5,490	193,022

Canada - 15.7%
Agrium, Inc. (1)	3,600	316,122
Alimentation Couche Tard, Inc., Class B (1)	3,800	110,795
ARC Resources Ltd. (1)	800	20,745
Athabasca Oil Sands Corp. (1)†	7,900	124,506
Bank of Nova Scotia (1)	2,400	144,580
Baytex Energy Corp. (1)(a)	2,300	125,726
BCE, Inc. (1)	13,300	521,547
Bombardier, Inc., Class B (1)	35,100	252,937
Bonavista Energy Corp. (1)	1,300	38,510
Brookfield Asset Management, Inc., Class A (1)	12,300	409,256
Brookfield Office Properties (1)	7,200	139,080
Cameco Corp. (1)	2,000	52,755
Canadian Imperial Bank of Commerce (1)	300	23,687
Canadian National Railway Co. (1)	2,200	175,963
Canadian Natural Resources Ltd. (1)	1,500	62,880
Canadian Pacific Railway Ltd. (1)	1,600	99,821

	SHARES	VALUE (Note 3)
Canada - 15.7% (continued)
Canadian Utilities Ltd., Class A (1)	2,300	$133,595
Cenovus Energy, Inc. (1)	14,000	528,384
Centerra Gold, Inc. (1)	1,500	24,885
CGI Group, Inc., Class A (1)†	6,200	153,063
CI Financial Corp. (1)	3,300	78,355
Crescent Point Energy Corp. (1)(a)	4,400	203,337
Detour Gold Corp. (1)†	1,600	46,368
Domtar Corp. (1)	300	28,416
Emera, Inc. (1)	2,100	68,828
Enbridge, Inc. (1)	14,600	474,733
Enerplus Corp. (1)	1,900	59,988
European Goldfields Ltd. (1)†	4,600	48,172
Finning International, Inc. (1)(a)	4,900	145,306
First Quantum Minerals Ltd. (1)(a)	2,000	291,607
Gabriel Resources Ltd. (1)†	8,100	55,934
Gildan Activewear, Inc. (1)	3,000	105,729
H&R Real Estate Investment Trust REIT (1)	2,100	47,119
HudBay Minerals, Inc. (1)	3,500	52,258
IGM Financial, Inc. (1)	2,800	146,757
Industrial Alliance Insurance & Financial Services, Inc. (1)	700	29,105
Inmet Mining Corp. (1)	1,100	79,154
Ivanhoe Mines Ltd. (1)†	11,600	293,112
Keyera Corp. (1)	1,700	77,011
Lululemon Athletica, Inc. (1)†	1,500	167,816
Lundin Mining Corp. (1)†	8,700	66,753
Magna International, Inc. (1)	4,800	259,547
Methanex Corp. (1)	2,000	62,792
Metro, Inc., Class A (1)	900	44,783
National Bank of Canada (1)	2,800	227,089
New Gold, Inc. (1)†	12,200	125,864
Novagold Resources, Inc. (1)†	4,200	38,714
Onex Corp. (1)	2,400	92,994
Open Text Corp. (1)†	2,300	147,451
Osisko Mining Corp. (1)†	1,000	15,542
Pacific Rubiales Energy Corp. (1)	2,900	77,728
Pan American Silver Corp. (1)	1,500	46,456
Pembina Pipeline Corp. (1)	2,000	52,652
Pengrowth Energy Corp. (1)	5,300	66,769
Potash Corp of Saskatchewan, Inc. (1)	17,100	976,586
Precision Drilling Corp. (1)†	5,700	81,855
Quadra FNX Mining Ltd. (1)†	5,600	83,148
RioCan Real Estate Investment Trust REIT (1)	2,200	59,172
Rogers Communications, Inc., Class B (1)(a)	2,500	98,994
Saputo, Inc. (1)(a)	3,700	178,430
SEMAFO, Inc. (1)†	6,600	50,572
Silver Wheaton Corp. (1)	8,700	287,128
SNC-Lavalin Group, Inc. (1)	1,800	109,891
Suncor Energy, Inc. (1)	31,200	1,222,832
Talisman Energy, Inc. (1)	21,900	449,830
Teck Resources Ltd., Class B (1)	12,600	640,419
TELUS Corp. (1)	6,000	330,344
Tim Hortons, Inc. (1)	1,600	78,121
Trican Well Service Ltd. (1)	3,000	70,486
Uranium One, Inc. (1)	12,900	35,579
Valeant Pharmaceuticals International, Inc. (1)	6,529	339,498

The accompanying notes are an integral part of these financial statements.	(Continued)

66	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Canada - 15.7% (continued)
Vermilion Energy, Inc. (1)	1,300	$68,744
Viterra, Inc. (1)	5,500	59,765
Yamana Gold, Inc. (1)	1,300	15,178

		12,519,648

Cayman Islands - 0.1%
Wynn Macau Ltd.	26,800	87,764

China - 0.0% (b)
AAC Acoustic Technologies Holdings, Inc.	10,000	23,401
Great Wall Motor Co. Ltd., H Shares	250	414

		23,815

Colombia - 0.0% (b)
Petrominerales Ltd. (1)	684	20,078

Denmark - 2.5%
AP Moller-Maersk A/S, Class B	9	77,697
Carlsberg A/S, Class B	2,987	325,233
Coloplast A/S, Class B	365	55,505
DSV A/S	2,710	65,053
FLSmidth & Co. A/S (a)	1,140	96,932
Novo Nordisk A/S, Class B	9,327	1,168,480
Novozymes A/S, Class B (a)	1,039	169,291
William Demant Holding A/S †	450	40,640

		1,998,831

Finland - 2.5%
Fortum OYJ	20,942	607,219
Kesko OYJ B Shares	1,282	59,623
Kone OYJ, Class B	4,181	262,665
Metso OYJ	2,840	161,449
Nokian Renkaat OYJ	1,747	87,723
Sampo OYJ, Class A	11,875	383,380
Stora Enso OYJ R Shares	19,035	199,894
UPM-Kymmene OYJ	6,832	124,999
Wartsila OYJ	4,074	137,762

		2,024,714

France - 7.3%
Accor SA	3,630	162,397
Alcatel-Lucent/France †	33,370	192,566
Bureau Veritas SA	591	49,908
Cap Gemini SA	278	16,279
Christian Dior SA	551	86,586
Cie Generale de Geophysique-Veritas †	2,582	94,628
Cie Generale d’Optique Essilor International SA	1,067	86,575
Compagnie de Saint-Gobain	8,064	522,693
Credit Agricole SA	17,482	262,639
Dassault Systemes SA	716	60,889
Edenred	3,620	110,377
Eutelsat Communications SA	1,154	51,954
Fonciere Des Regions REIT	210	22,245
Gecina SA REIT	477	66,648
Hermes International (a)	842	248,669
JCDecaux SA †	1,456	46,722
LVMH Moet Hennessy Louis Vuitton SA	4,724	848,890
Pernod-Ricard SA	405	39,944

	SHARES	VALUE (Note 3)
France - 7.3% (continued)
Peugeot SA	2,907	$130,412
PPR	445	79,257
Publicis Groupe SA (a)	617	34,443
Renault SA	3,703	219,700
Rexel SA	4,367	108,186
Safran SA	1,489	63,537
Schneider Electric SA	5,258	877,938
SCOR SE	2,421	68,718
SEB SA	592	61,961
Sodexo	908	71,127
Technip SA	1,542	165,289
Unibail-Rodamco SE REIT	1,708	394,635
Valeo SA (a)	1,242	84,962
Vallourec SA	708	86,316
Vinci SA	6,853	439,808

		5,856,898

Germany - 9.3%
Adidas AG	4,232	335,520
Allianz SE	116	16,176
BASF SE	17,768	1,741,644
Bayerische Motoren Werke AG	5,960	595,160
Continental AG †	1,773	186,835
Daimler AG	405	30,542
Deutsche Lufthansa AG	7,022	152,947
Fresenius Medical Care AG & Co. KGaA	707	52,880
Fresenius SE & Co. KGaA	1,863	194,461
GEA Group AG	2,796	100,132
Generali Deutschland Holding AG	159	20,548
HeidelbergCement AG	474	30,315
Infineon Technologies AG	20,153	226,446
K+S AG	2,667	204,795
Kabel Deutschland Holding AG †	1,388	85,502
Lanxess AG	1,642	134,691
Linde AG	3,031	531,778
MAN SE	1,933	259,991
Merck KGaA	946	102,858
Puma AG Rudolf Dassler Sport	56	17,703
SAP AG	258	15,642
Siemens AG	15,137	2,080,140
ThyssenKrupp AG	5,876	305,304
Wacker Chemie AG	216	46,656

		7,468,666

Guernsey - 0.1%
Resolution Ltd.	18,139	85,509

Hong Kong - 5.2%
ASM Pacific Technology Ltd.	3,000	41,250
Bank of East Asia Ltd.	5,400	22,232
BOC Hong Kong Holdings Ltd.	136,000	396,163
Cathay Pacific Airways Ltd.	33,000	76,767
Cheung Kong Holdings Ltd.	22,000	323,071
Cheung Kong Infrastructure Holdings Ltd.	16,000	83,243
China Metal Recycling Holdings Ltd.	56,400	68,810
CLP Holdings Ltd.	6,000	53,226
Dairy Farm International Holdings Ltd.	6,300	51,679
Galaxy Entertainment Group Ltd. †	50,000	107,554

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	67

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Hong Kong - 5.2% (continued)
Hang Seng Bank Ltd. (a)	2,800	$44,790
Hong Kong Exchanges and Clearing Ltd. (a)	18,600	391,658
Hongkong & Shanghai Hotels/The	11,000	18,408
Hongkong Land Holdings Ltd.	35,000	249,589
Hutchison Whampoa Ltd.	46,000	498,408
Hysan Development Co. Ltd.	8,000	39,687
Jardine Matheson Holdings Ltd.	7,600	436,431
Jardine Strategic Holdings Ltd.	7,000	214,430
Li & Fung Ltd. (a)	16,000	31,979
Lifestyle International Holdings Ltd.	13,500	39,495
Link REIT/The REIT	37,500	128,100
Noble Group Ltd.	19,363	31,181
NWS Holdings Ltd.	33,000	44,238
Orient Overseas International Ltd.	7,000	45,257
Power Assets Holdings Ltd.	2,000	15,146
Shangri-La Asia Ltd.	24,000	58,920
SJM Holdings Ltd.	38,000	90,397
Stella International Holdings Ltd.	7,500	19,036
Swire Pacific Ltd., Class A	16,500	242,928
United Laboratories International Holdings Ltd./The	12,000	17,779
VTech Holdings Ltd. (a)	2,000	23,710
Wharf Holdings Ltd.	23,000	160,391
Wheelock & Co. Ltd.	16,000	64,358
Wing Hang Bank Ltd.	4,500	49,379

		4,179,690

Ireland - 0.8%
Experian PLC	14,182	180,649
Shire PLC	11,255	351,906
WPP PLC	5,630	70,532

		603,087

Israel - 0.4%
Bank Leumi Le-Israel BM	450	2,128
Bezeq The Israeli Telecommunication Corp. Ltd.	22,496	56,953
Israel Chemicals Ltd.	11,520	183,838
Israel Corp. Ltd./The	62	67,785

		310,704

Italy - 2.0%
Enel SpA	124,124	811,048
Fiat Industrial SpA †	3,214	41,511
Fiat SpA	19,533	214,630
Mediobanca SpA	12,085	122,385
Saipem SpA	4,327	223,448
Snam Rete Gas SpA	22,123	130,946
Terna Rete Elettrica Nazionale SpA (a)	16,361	76,072

		1,620,040

Japan - 8.7%
ABC-Mart, Inc.	700	28,389
Alps Electric Co. Ltd.	7,400	75,222
Aozora Bank Ltd.	30,000	69,541
Asahi Glass Co. Ltd. (a)	7,000	81,916
Bridgestone Corp.	9,600	221,189
Central Japan Railway Co.	2	15,723

	SHARES	VALUE (Note 3)
Japan - 8.7% (continued)
Credit Saison Co. Ltd.	3,800	$63,968
Dainippon Screen Manufacturing Co. Ltd.	7,000	59,771
Daito Trust Construction Co. Ltd.	2,800	237,720
Dena Co. Ltd.	1,100	47,307
FANUC Corp.	800	133,778
Fuji Electric Co. Ltd.	17,000	53,108
Fuji Heavy Industries Ltd.	15,000	116,565
Hino Motors Ltd.	4,000	23,358
Hitachi Ltd.	87,660	520,262
Idemitsu Kosan Co. Ltd.	500	53,362
IHI Corp.	27,000	69,767
Isuzu Motors Ltd.	24,000	113,615
ITOCHU Corp.	13,300	138,331
Japan Retail Fund Investment Corp. REIT	33	50,854
JGC Corp.	4,000	109,588
JX Holdings, Inc.	15,100	101,563
KDDI Corp.	44	316,577
Kobe Steel Ltd.	8,000	18,192
Koito Manufacturing Co. Ltd.	1,000	17,475
Komatsu Ltd.	18,700	583,873
Makita Corp.	1,700	79,218
McDonald’s Holdings Co. Japan Ltd.	1,000	25,426
Mitsubishi Chemical Holdings Corp.	29,500	209,041
Mitsubishi Electric Corp.	32,000	371,716
Mitsubishi Heavy Industries, Ltd.	50,000	235,111
Mitsubishi Materials Corp.	19,000	59,864
Mitsui & Co. Ltd.	27,200	470,291
NGK Spark Plug Co. Ltd.	2,000	27,635
NHK Spring Co. Ltd.	4,000	40,904
Nissan Motor Co. Ltd.	41,600	437,183
Nitto Denko Corp.	2,600	132,109
NOK Corp.	1,200	20,565
Omron Corp.	1,500	41,713
Oriental Land Co. Ltd.	600	50,897
ORIX Corp. (a)	450	43,772
Rakuten, Inc.	101	104,538
Sanrio Co. Ltd.	2,600	101,405
Sega Sammy Holdings, Inc.	3,200	61,858
Softbank Corp.	18,600	704,425
Sumitomo Realty & Development Co. Ltd.	3,000	67,049
Sysmex Corp.	800	30,090
Takata Corp.	600	18,402
THK Co. Ltd.	1,800	46,002
Toray Industries, Inc.	20,000	147,684
Universal Entertainment Corp.	1,300	43,448
USS Co. Ltd.	400	31,030

		6,922,390

Jersey, Channel Islands - 0.5%
Sands China Ltd. †	73,600	199,496
Wolseley PLC	6,241	203,716

		403,212

Luxembourg - 0.1%
RTL Group SA	547	53,692
Tenaris SA	1,525	34,860

		88,552

The accompanying notes are an integral part of these financial statements.	(Continued)

68	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
Mexico - 0.0% (b)
Fresnillo PLC	249	$5,609

Netherlands - 1.4%
Akzo Nobel NV	983	62,107
ASML Holding NV	1,539	56,766
European Aeronautic Defence and Space Co. NV	13,052	436,819
HAL Trust	326	43,184
Koninklijke DSM NV	3,505	227,462
Koninklijke Vopak NV	762	37,318
QIAGEN NV †	1,612	30,913
Royal Dutch Shell PLC, Class A	5,096	180,953

		1,075,522

Norway - 1.1%
Aker Solutions ASA	2,917	58,280
DnB NOR ASA	23,574	328,421
Norsk Hydro ASA	17,909	137,094
Petroleum Geo-Services ASA †	5,766	82,372
Telenor ASA	4,856	79,470
Yara International ASA	3,168	177,995

		863,632

Papua New Guinea - 0.1%
Oil Search Ltd.	12,347	88,387

Portugal - 0.4%
Galp Energia SGPS SA, Class B (a)	4,497	107,252
Jeronimo Martins SGPS SA	6,068	116,540
Portugal Telecom SGPS SA	7,413	72,876

		296,668

Singapore - 1.3%
Fraser and Neave Ltd.	11,000	51,973
Genting Singapore PLC †	152,000	239,648
Indofood Agri Resources Ltd. †	35,000	45,521
Jardine Cycle & Carriage Ltd.	2,000	70,179
Keppel Corp. Ltd.	22,000	199,049
Keppel Land Ltd.	18,000	53,188
Oversea-Chinese Banking Corp. Ltd.	15,000	114,575
Overseas Union Enterprise Ltd.	30,000	69,743
SembCorp Industries Ltd.	13,000	52,939
SembCorp Marine Ltd. (a)	17,000	73,569
SIA Engineering Co. Ltd.	10,000	35,438
Singapore Technologies Engineering Ltd.	16,000	39,288

		1,045,110

Spain - 2.8%
Abertis Infraestructuras SA	6,438	143,694
CaixaBank	13,314	92,711
Ferrovial SA (a)	5,196	65,654
Iberdrola SA †	94,253	838,550
Inditex SA	4,060	369,922
Red Electrica Corp. SA	2,354	142,005
Repsol YPF SA	17,335	601,273

		2,253,809

	SHARES	VALUE (Note 3)
Sweden - 4.6%
Alfa Laval AB	6,815	$146,975
Assa Abloy AB, Class B	2,745	73,781
Atlas Copco AB, A Shares	24,634	648,769
Boliden AB	4,561	84,235
Electrolux AB, Series B	806	19,276
Elekta AB, Class B	1,681	79,752
Hexagon AB, Class B	8,834	217,512
Industrivarden AB, Class C	4,099	67,827
Kinnevik Investment AB, Class B	2,074	46,068
Ratos AB, Class B	3,030	58,241
Sandvik AB	4,950	86,721
Scania AB B Shares	14,697	341,160
Skandinaviska Enskilda Banken AB, Class A	45,327	370,615
Skanska AB, Class B	2,602	46,643
SKF AB, Class B	9,465	274,057
Svenska Handelsbanken AB, Class A	3,079	94,934
Swedbank AB	20,579	346,055
Swedish Match AB	2,095	70,342
Tele2 AB B Shares	3,216	63,478
Volvo AB B Shares	31,080	544,095

		3,680,536

Switzerland - 6.7%
ABB Ltd. †	43,100	1,119,837
Adecco SA †	324	20,796
Clariant AG †	4,676	89,458
Compagnie Financiere Richemont SA, Class A	8,866	581,016
Geberit AG †	236	55,989
Givaudan SA †	44	46,546
Holcim Ltd. †	749	56,643
Kuehne & Nagel International AG	682	103,613
Nestle SA	651	40,511
STMicroelectronics NV	1,989	19,822
Sulzer AG	416	67,829
Swatch Group AG/The	725	365,913
UBS AG †	73,977	1,350,049
Xstrata PLC	63,409	1,396,607

		5,314,629

United Kingdom - 21.5%
Aberdeen Asset Management PLC	22,247	79,688
Admiral Group PLC	1,876	50,028
Aggreko PLC	5,019	155,501
AMEC PLC	4,568	79,819
Anglo American PLC	27,622	1,369,884
Antofagasta PLC	5,256	117,620
ARM Holdings PLC	32,854	308,946
Aviva PLC	60,327	424,644
BG Group PLC	70,082	1,591,276
BP PLC	374,768	2,759,413
British American Tobacco PLC	34,717	1,522,395
British Land Co. PLC REIT	15,543	151,965
BT Group PLC	156,009	505,844
Burberry Group PLC	6,668	155,062
Centrica PLC	24,795	128,747
Compass Group PLC	4,307	41,529

The accompanying notes are an integral part of these financial statements.	(Continued)

AQR Funds	Semi-Annual Report	June 2011	69

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

	SHARES	VALUE (Note 3)
United Kingdom - 21.5% (continued)
Croda International PLC	3,164	$95,829
GKN PLC	20,726	77,272
Hammerson PLC REIT	10,324	79,817
ICAP PLC	7,693	58,346
IMI PLC	4,267	72,136
Intercontinental Hotels Group PLC	1,254	25,670
International Power PLC	27,719	143,162
Intertek Group PLC	2,171	68,803
ITV PLC †	51,724	59,391
J Sainsbury PLC	11,912	63,101
Johnson Matthey PLC	4,224	133,390
Kazakhmys PLC	5,503	121,985
Kingfisher PLC	49,656	213,302
Land Securities Group PLC REIT	20,209	276,460
Legal & General Group PLC	144,035	272,862
Man Group PLC	13,963	53,112
Mondi PLC	7,018	69,852
National Grid PLC	46,401	456,781
Old Mutual PLC	67,562	144,625
Pearson PLC	11,168	211,268
Petrofac Ltd.	7,969	193,782
Prudential PLC	49,749	574,442
Rexam PLC	12,637	77,691
Rio Tinto PLC	32,217	2,326,252
Rolls-Royce Holdings PLC †	10,014	103,704
Rolls-Royce Holdings PLC, Class C (3)†(c)	961,344	1,543
SABMiller PLC	1,377	50,261
Sage Group PLC/The	14,253	66,079
Schroders PLC	3,290	81,685
Scottish & Southern Energy PLC	16,661	372,633
Severn Trent PLC	3,568	84,296
Smith & Nephew PLC	3,096	33,179
Smiths Group PLC	5,485	105,801
Standard Life PLC	37,323	126,148
Subsea 7 SA †	5,019	128,372
Tate & Lyle PLC	7,462	73,803
Tullow Oil PLC	16,116	320,936
United Utilities Group PLC	5,125	49,293
Vedanta Resources PLC	86	2,891
Vodafone Group PLC	56,222	149,081
Weir Group PLC/The	4,443	151,670

		17,213,067

TOTAL COMMON STOCKS (cost $70,836,705)		78,912,719

PREFERRED STOCKS - 0.3%

Germany - 0.2%
Henkel AG & Co. KGaA	322	22,391
Porsche Automobil Holding SE (a)	206	16,341
ProSiebenSat.1 Media AG †(a)	3,399	96,767

		135,499

	SHARES	VALUE (Note 3)

Switzerland - 0.1%
Schindler Holding AG (a)	631	$76,746

TOTAL PREFERRED STOCKS (cost $189,305)		212,245

EXCHANGE-TRADED FUNDS - 0.2%

United States - 0.2%
iShares MSCI EAFE Index Fund (1) (cost $156,946)	3,171	190,704

RIGHTS - 0.0% (b)

Spain - 0.0% (b)
Criteria CaixaCorp SA, expires 7/15/11 † (cost $-)	13,314	1,004

MONEY MARKET FUNDS - 5.6%
J.P. Morgan Prime Money Market Fund -Capital Shares, 0.090% (d)(g)	242,033	242,033
J.P. Morgan Treasury Plus Money Market Fund - Institutional Shares, 0.000% (d)	4,273,842	4,273,842

TOTAL MONEY MARKET FUNDS (cost $4,515,875)		4,515,875

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN - 2.7%
J.P. Morgan Prime Money Market Fund -
Capital Shares, 0.090%(d)(e) (cost $2,175,845)	2,175,845	2,175,845

TOTAL INVESTMENTS - 107.5% (cost $77,874,676)		86,008,392

LIABILITIES IN EXCESS OF OTHER ASSETS - (7.5%) (f)		(6,036,016)

NET ASSETS - 100.0%		$79,972,376

SECTOR	VALUE	% OF NET ASSETS
Consumer Discretionary	$9,143,424	11.4%
Consumer Staples	2,890,915	3.6
Energy	11,184,385	14.0
Financials	11,489,686	14.4
Health Care	2,688,393	3.4
Industrials	16,619,615	20.8
Information Technology	2,096,585	2.6
Materials	15,918,587	19.9
Mutual Fund	190,704	0.2
Telecommunication Services	2,899,588	3.6
Utilities	4,194,790	5.2
Money Market Funds	6,691,720	8.4

Total Investments	86,008,392	107.5
Liabilities in Excess of Other Assets (f)	(6,036,016)	(7.5)

Net Assets	$79,972,376	100.0%

The accompanying notes are an integral part of these financial statements.	(Continued)

70	AQR Funds	Semi-Annual Report	June 2011

Schedule of Investments	June 30, 2011 (Unaudited)

AQR INTERNATIONAL MOMENTUM FUND

†	Non income-producing security.
(a)	All or a portion of the security on loan. The aggregate market value of such securities is $2,102,606; cash collateral of $2,175,845 was received with which the fund purchased a money market fund.
(b)	Represents less than 0.05 percent of net assets.
(c)	Security fair valued at June 30, 2011.
(d)	Represents annualized seven-day yield as of June 30, 2011.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation (depreciation) on forward foreign currency exchange and swap contracts.
(g)	A portion of the security is pledged as collateral to the brokers for forward foreign currency exchange and swap contracts.

All securities are Level 2, unless noted otherwise in parentheses.

(1)	Level 1 security (See Note 5).
(3)	Level 3 security (See Note 5).

The following abbreviations are used in portfolio descriptions:

REIT - Real Estate Investment Trust

Forward foreign currency exchange contracts outstanding as of June 30, 2011:

PURCHASE CONTRACTS	COUNTERPARTY	CURRENCY	CURRENCY AMOUNT PURCHASED	VALUE AT SETTLEMENT DATE	VALUE AT JUNE 30, 2011	UNREALIZED DEPRECIATION
British Pound, Expiring 09/21/11	The Royal Bank of Scotland	GBP	$187,687	$309,348	$300,947	$(8,401)

GBP - British Pound

Equity basket swap contracts with Deutsche Bank as of June 30, 2011:

REFERENCE ENTITY	SHARES LONG	VALUE AT CONTRACT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
Antofagasta PLC	1,945	$38,505	$5,378
Fresnillo PLC	3,595	77,402	4,303
Old Mutual PLC	7,263	14,885	802
Petrofac Ltd.	25	608	6
Rolls-Royce Group PLC	919,392	1,486	—
Vedanta Resources PLC	838	26,134	2,280

			12,769

Segregated cash balance for swap agreements.			1,363

			$14,132

The Swap contracts listed above reset monthly. The final termination date is July 15, 2011.

Money Market Fund is pledged as collateral to broker for swap contract in the amount of $242,033.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	71

Statements of Assets and Liabilities	June 30, 2011 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR MANAGED FUTURES STRATEGY FUND**
ASSETS:
Investments in securities, at cost	$387,761,301	$487,492,964	$2,257,282,597	$1,331,748,701

Investments in securities, at value*	$453,283,136	$551,329,189	$2,350,496,928	$1,331,748,701
Cash (including foreign currency of $1,645,233, $2,150,148, $16,994,057 and $160,776, respectively)	1,945,311	4,152,969	19,634,150	2,076,285
Due from brokers	11,620,674	14,838,805	579,215,962	61,180,305
Swaps, at value	151,980	252,855	130,338	796,480
Unrealized appreciation on futures contracts	2,588,841	3,814,905	—	14,835,292
Receivables:
Securities sold	13,593,122	772,545	54,574,779	5,503,164
Foreign tax reclaim	533,936	913,823	—	—
Dividends and interest	765,454	960,966	9,491,327	61,172
Capital shares sold	—	265,167	4,937,919	2,550,923
Prepaid expenses	56,873	19,312	206,246	131,121
Total Assets	484,539,327	577,320,536	3,018,687,649	1,418,883,443
LIABILITIES:
Securities sold short, at value (proceeds $–, $–, $1,081,705,433 and $–, respectively)	—	—	1,144,193,551	—
Options written, at value (proceeds $–, $–, $905,449 and $–, respectively)	—	—	460,802	—
Unrealized depreciation on forward foreign currency exchange contracts	1,778,792	3,385,650	1,869,209	5,080,637
Swaps, at value	—	—	1,740,347	—
Unrealized depreciation on futures contracts	—	—	3,726,516	—
Payables:
Securities purchased	12,017,616	2,724,808	89,956,064	7,418,670
Collateral received on securities loaned	9,850,523	20,641,396	7,225,604	—
Accrued Investment advisory fees	140,051	191,883	1,388,173	1,165,755
Accrued Shareholder servicing fees	1,559	38,600	—	—
Accrued Distribution fees—Class N	352	308	93,279	96,229
Capital shares redeemed	—	—	1,525,562	1,058,051
Dividends payable on securities sold short	—	—	592,348	—
Other accrued expenses and liabilities	185,183	267,204	79,834	146,055
Total Liabilities	23,974,076	27,249,849	1,252,851,289	14,965,397
Net Assets	$460,565,251	$550,070,687	$1,765,836,360	$1,403,918,046

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$372,932,266	$455,210,372	$1,734,615,918	$1,431,448,706
Undistributed (accumulated) net investment income (loss)	7,019,015	14,772,865	9,351,202	(4,745,999)
Undistributed (accumulated) net realized gain (loss)	13,016,726	15,433,532	(4,657,799)	(33,473,890)
Net unrealized appreciation (depreciation)	67,597,244	64,653,918	26,527,039	10,689,229
Net Assets	$460,565,251	$550,070,687	$1,765,836,360	$1,403,918,046

NET ASSETS:
Class I	$4,611,284	$170,636,468	$1,313,687,807	$938,078,765
Class N	1,756,659	1,529,025	452,148,553	465,839,281
Class Y	454,197,308	377,905,194	n/a	n/a
SHARES OUTSTANDING:
Class I	393,632	15,279,055	117,030,824	94,572,812
Class N	150,197	135,125	40,450,114	47,111,258
Class Y	38,596,429	32,428,078	n/a	n/a
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$11.71	$11.17	$11.23	$9.92
Class N	$11.70	$11.32	$11.18	$9.89
Class Y	$11.77	$11.65	n/a	n/a

Foreign currency at cost of $1,622,683, $2,122,216, $16,689,530 and $159,480, respectively.
*	Investments in securities includes the market value of securities out on loan of $9,468,894, $19,803,898, $6,963,670 and $—, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.	(continued on p. 77)

72	AQR Funds	Semi-Annual Report	June 2011

Statements of Assets and Liabilities	June 30, 2011 (Unaudited)

	AQR RISK PARITY FUND**	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
ASSETS:
Investments in securities, at cost	$132,805,031	$274,944,485	$100,170,910	$77,874,676

Investments in securities, at value*	$134,108,046	$289,308,630	$109,674,700	$86,008,392
Cash (including foreign currency of $281,168, $—, $— and $280,368, respectively)	636,642	674,691	793,081	4,270,624
Due from brokers	5,312,664	45,192	7,519	—
Unrealized appreciation on forward foreign currency exchange contracts	218,106	—	—	—
Swaps, at value	2,953,951	—	—	14,132
Unrealized appreciation on futures contracts	178,155	62,644	21,386	—
Receivables:
Securities sold	284,055	72,404,968	20,475,133	20,235,356
Foreign tax reclaim	—	—	—	18,447
Dividends and interest	572,419	157,158	55,941	170,101
Capital shares sold	1,100,247	425,599	95,251	24,290
Prepaid expenses	34,129	24,015	14,326	14,477
Total Assets	145,398,414	363,102,897	131,137,337	110,755,819
LIABILITIES:
Due to brokers	710,030	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	—	8,401
Swaps, at value	22,243	—	—	—
Payables:
Securities purchased	639,602	90,199,632	27,774,455	28,505,921
Collateral received on securities loaned	—	7,396,263	1,827,400	2,175,845
Accrued Investment advisory fees	65,502	23,283	14,186	8,818
Accrued Shareholder servicing fees	—	30,813	11,664	9,393
Accrued Distribution fees—Class N	8,230	—	—	—
Capital shares redeemed	193,745	61,860	66,170	48,092
Other accrued expenses and liabilities	39,230	54,434	33,009	26,973
Total Liabilities	1,678,582	97,766,285	29,726,884	30,783,443
Net Assets	$143,719,832	$265,336,612	$101,410,453	$79,972,376

NET ASSETS CONSIST OF:
Paid-in capital ($0.001 par value common stock, unlimited authorized shares)	$138,578,685	$246,172,828	$89,188,914	$70,741,613
Undistributed (accumulated) net investment income (loss)	939,639	1,081,642	77,469	1,156,119
Undistributed (accumulated) net realized gain (loss)	2,134,893	3,655,353	2,618,894	(63,215)
Net unrealized appreciation (depreciation)	2,066,615	14,426,789	9,525,176	8,137,859
Net Assets	$143,719,832	$265,336,612	$101,410,453	$79,972,376

NET ASSETS:
Class I	$100,660,634	n/a	n/a	n/a
Class L	n/a	$265,336,612	$101,410,453	$79,972,376
Class N	43,059,198	n/a	n/a	n/a
SHARES OUTSTANDING:
Class I	9,229,617	n/a	n/a	n/a
Class L	n/a	17,368,783	6,501,160	5,585,544
Class N	3,957,018	n/a	n/a	n/a
NET ASSET VALUE AND PUBLIC OFFERING PRICE PER SHARE:
Class I	$10.91	n/a	n/a	n/a
Class L	n/a	$15.28	$15.60	$14.32
Class N	$10.88	n/a	n/a	n/a

Foreign currency at cost of $275,337, $—, $— and $278,710, respectively.
*	Investments in securities includes the market value of securities out on loan of $—, $7,253,629, $1,786,264 and $2,102,606, respectively.
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	73

Statements of Operations	June 30, 2011 (Unaudited)

	AQR GLOBAL EQUITY FUND	AQR INTERNATIONAL EQUITY FUND	AQR DIVERSIFIED ARBITRAGE FUND	AQR MANAGED FUTURES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2011
INVESTMENT INCOME:
Dividend income†	$6,876,455	$10,132,609	$2,995,867	$439,999
Interest income	—	—	19,652,466	—
Securities lending income, net	182,752	430,026	690,209	—
Total Income	7,059,207	10,562,635	23,338,542	439,999

EXPENSES:
Investment advisory fees	895,632	1,086,266	7,469,623	6,266,568
Shareholder servicing fees	7,514	169,784	—	—
Custody, administration & accounting fees	101,247	135,185	332,022	338,206
Legal fees	31,605	32,312	113,223	76,699
Audit & tax fees	32,027	24,913	37,423	30,424
Shareholder reporting fees	8,107	11,299	237,990	110,004
Transfer agent fees	15,193	25,073	640,718	432,001
Trustee fees	15,931	22,264	45,578	32,065
Distribution fees—Class N	2,116	1,890	534,302	484,790
Dividends on securities sold short	—	—	6,818,784	—
Recoupment of waiver	—	—	8,354	43,567
Other fees	126,218	72,989	272,857	147,029
Total Expenses	1,235,590	1,581,975	16,510,874	7,961,353

Less waivers and reimbursements:
Investment advisory fees waived	(15,868)	(4,478)	—	(33,170)
Shareholder servicing fees waived	(7,514)	(2,646)	—	—
Net Expenses	1,212,208	1,574,851	16,510,874	7,928,183
Net Investment Income (Loss)	5,846,999	8,987,784	6,827,668	(7,488,184)

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	12,069,907	13,335,963	53,795,336	(15,327)
Foreign currency and foreign currency translations	(292,801)	(430,003)	(373,399)	27,877
Forward foreign currency exchange contracts	4,049,410	7,327,535	(1,885,937)	9,815,535
Futures contracts	2,064,320	(496,939)	(6,512,702)	(38,182,238)
Securities sold short	—	—	(39,908,902)	—
Swap and swaps on futures contracts	534,183	589,623	(5,175,741)	(654,517)
Written options	—	—	3,650,688	—

Net realized gain (loss)	18,425,019	20,326,179	3,589,343	(29,008,670)

Net change in unrealized appreciation (depreciation) on:
Investments in securities	7,113,313	6,293,962	(13,196,634)	—
Foreign currency and foreign currency translations	(59,357)	36,339	532,451	138,880
Forward foreign currency exchange contracts	(4,069,537)	(7,954,765)	(1,582,744)	(11,328,046)
Futures contracts	3,156,709	5,073,581	(3,180,569)	4,048,135
Securities sold short	—	—	9,421,266	—
Swap and swaps on futures contracts	(341,548)	(186,868)	2,862,618	(2,480,846)
Written options	—	—	308,686	—

Net change in unrealized appreciation (depreciation)	5,799,580	3,262,249	(4,834,926)	(9,621,877)

Net gain (loss) and change in unrealized appreciation (depreciation)	24,224,599	23,588,428	(1,245,583)	(38,630,547)

Net increase (decrease) in net assets resulting from operations	$30,071,598	$32,576,212	$5,582,085	$(46,118,731)

† Net of foreign taxes withheld of	$479,924	$999,785	$5,349	$—

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.	(continued on p. 79)

74	AQR Funds	Semi-Annual Report	June 2011

Statements of Operations	June 30, 2011 (Unaudited)

	AQR RISK PARITY FUND**	AQR MOMENTUM FUND	AQR SMALL CAP MOMENTUM FUND	AQR INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2011	FOR THE SIX MONTHS ENDED JUNE 30, 2011
INVESTMENT INCOME:
Dividend income†	$13,583	$1,240,010	$329,509	$1,264,048
Interest income	1,333,937	—	—	—
Securities lending income, net	—	5,921	10,489	47,630
Total Income	1,347,520	1,245,931	339,998	1,311,678

EXPENSES:
Investment advisory fees	333,754	246,151	140,311	120,709
Shareholder servicing fees	—	147,691	60,134	51,733
Custody, administration & accounting fees	28,117	40,839	33,947	27,921
Legal fees	15,485	9,437	3,046	3,661
Audit & tax fees	28,524	16,094	16,094	18,470
Shareholder reporting fees	23,133	20,170	13,403	8,722
Transfer agent fees	15,761	52,979	24,278	22,549
Trustee fees	1,855	4,896	2,038	2,097
Distribution fees—Class N	32,311	—	—	—
Other fees	37,674	24,128	14,790	25,684
Total Expenses	516,614	562,385	308,041	281,546

Less waivers and reimbursements:
Investment advisory fees waived	(61,425)	—	—	(2,245)
Shareholder servicing fees waived	—	(75,518)	(45,512)	(51,733)
Net Expenses	455,189	486,867	262,529	227,568
Net Investment Income (Loss)	892,331	759,064	77,469	1,084,110

REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) from:
Investments in securities	257,480	2,812,678	1,595,293	23,892
Foreign currency and foreign currency translations	(134,568)	—	—	75,102
Forward foreign currency exchange contracts	(841,094)	—	—	17,825
Futures contracts	(236,907)	525,879	393,330	—
Swap and swaps on futures contracts	3,213,534	—	—	(19,896)

Net realized gain (loss)	2,258,445	3,338,557	1,988,623	96,923

Net change in unrealized appreciation (depreciation) on:
Investments in securities	1,456,766	4,176,242	3,803,587	2,308,088
Foreign currency and foreign currency translations	(58,030)	—	—	(37,834)
Forward foreign currency exchange contracts	172,484	—	—	(18,843)
Futures contracts	(182,023)	64,078	32,695	—
Swap and swaps on futures contracts	464,753	—	—	(58,267)

Net change in unrealized appreciation (depreciation)	1,853,950	4,240,320	3,836,282	2,193,144

Net gain (loss) and change in unrealized appreciation (depreciation)	4,112,395	7,578,877	5,824,905	2,290,067

Net increase (decrease) in net assets resulting from operations	$5,004,726	$8,337,941	$5,902,374	$3,374,177

† Net of foreign taxes withheld of	$—	$—	$22	$129,095

**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	75

Statements of Changes in Net Assets	June 30, 2011

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net Investment income (loss)	$5,846,999	$6,758,950	$8,987,784	$8,347,504
Net realized gain (loss)	18,425,019	19,174,656	20,326,179	10,063,553
Net change in unrealized appreciation (depreciation)	5,799,580	28,446,319	3,262,249	27,034,263
Net increase (decrease) in net assets resulting from operations	30,071,598	54,379,925	32,576,212	45,445,320

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(57,496)	—	(1,939,218)
Class N	—	(43,413)	—	(30,891)
Class Y	—	(14,066,551)	—	(8,858,115)
Total	—	(14,167,460)	—	(10,828,224)
Net realized gain:
Class I	—	(12,252)	—	(751,420)
Class N	—	(10,061)	—	(12,796)
Class Y	—	(2,827,146)	—	(3,126,673)
Total	—	(2,849,459)	—	(3,890,889)
Total distributions	—	(17,016,919)	—	(14,719,113)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	2,662,143	1,656,523	84,958,720	44,905,053
Reinvestment of distributions	—	69,748	—	2,584,353
Cost of shares redeemed	(10,979)	—	(7,030,119)	(12,356,169)
Redemption fees	—	—	2,037	92

Net increase (decrease) from capital transactions	2,651,164	1,726,271	77,930,638	35,133,329
CLASS N
Proceeds from shares sold	244,253	2,068,625	38,915	1,454,807
Reinvestment of distributions	—	52,615	—	42,682
Cost of shares redeemed	(87,482)	(754,495)	(76,589)	(97,610)
Redemption fees	—	2	—	—

Net increase (decrease) from capital transactions	156,771	1,366,747	(37,674)	1,399,879
CLASS Y
Proceeds from shares sold	—	—	2,297,817	3,598,979
In-kind subscription (See Note 11)	—	370,340,997	—	—
Reinvestment of distributions	—	16,893,697	—	11,984,789
Cost of shares redeemed	—	(5,000)	(21,960,767)	(28,131,786)
Redemption fees	—	—	24,261	15,873

Net increase (decrease) from capital transactions	—	387,229,694	(19,638,689)	(12,532,145)

Net increase (decrease) in net assets resulting from capital transactions	2,807,935	390,322,712	58,254,275	24,001,063

Total increase (decrease) in net assets	32,879,533	427,685,718	90,830,487	54,727,270

NET ASSETS:
Beginning of period	427,685,718	—	459,240,200	404,512,930
End of period	$460,565,251	$427,685,718	$550,070,687	$459,240,200

Undistributed accumulated net investment income (loss) at end of period	$7,019,015	$1,172,016	$14,772,865	$5,785,081

The accompanying notes are an integral part of these financial statements.	(continued on p. 81)

76	AQR Funds	Semi-Annual Report	June 2011

Statements of Changes in Net Assets	June 30, 2011

	AQR GLOBAL EQUITY FUND		AQR INTERNATIONAL EQUITY FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	167,896	—	8,227,394	4,502,376
Shares sold	226,696	161,426	7,694,831	4,730,717
Shares issued in reinvestment of distributions	—	6,470	—	253,120
Shares redeemed	(960)	—	(643,170)	(1,258,819)

Shares outstanding, end of period	393,632	167,896	15,279,055	8,227,394

CLASS N
Shares outstanding, beginning of period	136,540	—	138,711	584
Shares sold	21,376	203,862	3,498	144,573
Shares issued in reinvestment of distributions	—	4,880	—	4,116
Shares redeemed	(7,719)	(72,202)	(7,084)	(10,562)

Shares outstanding, end of period	150,197	136,540	135,125	138,711

CLASS Y
Shares outstanding, beginning of period	38,596,429	—	34,152,071	35,486,692
Shares sold	—	—	201,907	343,970
Shares issued in connection with in-kind subscription (See Note 11)	—	37,034,100	—	—
Shares issued in reinvestment of distributions	—	1,562,784	—	1,126,390
Shares redeemed	—	(455)	(1,925,900)	(2,804,981)

Shares outstanding, end of period	38,596,429	38,596,429	32,428,078	34,152,071

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	77

Statements of Changes in Net Assets	June 30, 2011

	AQR DIVERSIFIED ARBITRAGE FUND		AQR MANAGED FUTURES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE PERIOD 1/06/10*-12/31/10
OPERATIONS:
Net Investment income (loss)	$6,827,668	$6,921,419	$(7,488,184)	$(3,689,893)
Net realized gain (loss)	3,589,343	6,466,867	(29,008,670)	26,125,282
Net change in unrealized appreciation (depreciation)	(4,834,926)	26,362,020	(9,621,877)	20,311,106
Net increase (decrease) in net assets resulting from operations	5,582,085	39,750,306	(46,118,731)	42,746,495

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(2,529,523)	—	(4,988,075)
Class N	—	(496,243)	—	(1,283,887)
Total	—	(3,025,766)	—	(6,271,962)
Net realized gain:
Class I	—	(9,148,432)	—	(8,519,610)
Class N	—	(4,389,758)	—	(2,443,893)
Total	—	(13,538,190)	—	(10,963,503)
Total distributions	—	(16,563,956)	—	(17,235,465)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	596,362,836	744,622,281	411,187,704	658,743,237
Reinvestment of distributions	—	10,961,113	—	13,031,535
Cost of shares redeemed	(110,713,916)	(105,043,527)	(98,338,067)	(33,812,899)
Redemption fees	—	29	20,243	12,633

Net increase (decrease) from capital transactions	485,648,920	650,539,896	312,869,880	637,974,506
CLASS N
Proceeds from shares sold	144,357,705	366,744,101	264,228,518	289,880,071
Reinvestment of distributions	—	4,779,404	—	3,704,252
Cost of shares redeemed	(76,748,198)	(77,340,720)	(55,352,878)	(28,806,659)
Redemption fees	58	5,055	10,870	17,187

Net increase (decrease) from capital transactions	67,609,565	294,187,840	208,886,510	264,794,851

Net increase (decrease) in net assets resulting from capital transactions	553,258,485	944,727,736	521,756,390	902,769,357

Total increase (decrease) in net assets	558,840,570	967,914,086	475,637,659	928,280,387

NET ASSETS:
Beginning of period	1,206,995,790	239,081,704	928,280,387	—
End of period	$1,765,836,360	$1,206,995,790	$1,403,918,046	$928,280,387

Undistributed accumulated net investment income (loss) at end of period	$9,351,202	$2,523,534	$(4,745,999)	$2,742,185

The accompanying notes are an integral part of these financial statements.	(continued on p. 83)

78	AQR Funds	Semi-Annual Report	June 2011

Statements of Changes in Net Assets	June 30, 2011

	AQR DIVERSIFIED ARBITRAGE FUND		AQR MANAGED FUTURES STRATEGY FUND**
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE PERIOD 1/06/10*-12/31/10
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	73,942,810	14,819,735	63,824,670	—
Shares sold	52,914,465	67,644,901	40,455,280	65,937,073
Shares issued in reinvestment of distributions	—	990,163	—	1,286,430
Shares redeemed	(9,826,451)	(9,511,989)	(9,707,138)	(3,398,833)

Shares outstanding, end of period	117,030,824	73,942,810	94,572,812	63,824,670

CLASS N
Shares outstanding, beginning of period	34,430,118	7,332,864	26,365,662	—
Shares sold	12,858,599	33,746,669	26,225,105	28,893,378
Shares issued in reinvestment of distributions	—	432,917	—	366,394
Shares redeemed	(6,838,603)	(7,082,332)	(5,479,509)	(2,894,110)

Shares outstanding, end of period	40,450,114	34,430,118	47,111,258	26,365,662

*	Commencement of operations
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	79

Statements of Changes in Net Assets	June 30, 2011

	AQR RISK PARITY FUND**		AQR MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE PERIOD 9/30/10*-12/31/10	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net Investment income (loss)	$892,331	$15,932	$759,064	$476,664
Net realized gain (loss)	2,258,445	404,456	3,338,557	296,966
Net change in unrealized appreciation (depreciation)	1,853,950	212,665	4,240,320	9,823,731
Net increase (decrease) in net assets resulting from operations	5,004,726	633,053	8,337,941	10,597,361

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class I	—	(127,380)	—	—
Class L	—	—	—	(134,564)
Class N	—	(121,230)	—	—
Total	—	(248,610)	—	(134,564)
Net realized gain:
Class L	—	—	—	(309,664)
Total	—	—	—	(309,664)
Total distributions	—	(248,610)	—	(444,228)

CAPITAL TRANSACTIONS:
CLASS I
Proceeds from shares sold	93,017,956	12,413,848	—	—
Reinvestment of distributions	—	127,380	—	—
Cost of shares redeemed	(8,578,522)	(12,269)	—	—
Redemption fees	2,899	—	—	—

Net increase (decrease) from capital transactions	84,442,333	12,528,959	—	—
CLASS L
Proceeds from shares sold	—	—	147,235,439	113,707,968
Reinvestment of distributions	—	—	—	443,920
Cost of shares redeemed	—	—	(14,730,553)	(6,747,740)
Redemption fees	—	—	2,432	1,497

Net increase (decrease) from capital transactions	—	—	132,507,318	107,405,645
CLASS N
Proceeds from shares sold	34,485,720	11,092,756	—	—
Reinvestment of distributions	—	120,969	—	—
Cost of shares redeemed	(4,196,010)	(145,014)	—	—
Redemption fees	518	432	—	—

Net increase (decrease) from capital transactions	30,290,228	11,069,143	—	—

Net increase (decrease) in net assets resulting from capital transactions	114,732,561	23,598,102	132,507,318	107,405,645

Total increase (decrease) in net assets	119,737,287	23,982,545	140,845,259	117,558,778

NET ASSETS:
Beginning of period	23,982,545	—	124,491,353	6,932,575
End of period	$143,719,832	$23,982,545	$265,336,612	$124,491,353

Undistributed accumulated net investment income (loss) at end of period	$939,639	$47,308	$1,081,642	$322,578

The accompanying notes are an integral part of these financial statements.	(continued on p. 85)

80	AQR Funds	Semi-Annual Report	June 2011

Statements of Changes in Net Assets	June 30, 2011

	AQR RISK PARITY FUND**		AQR MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE PERIOD 9/30/10*-12/31/10	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010
CHANGES IN SHARES OUTSTANDING:
CLASS I
Shares outstanding, beginning of period	1,240,567	—	—	—
Shares sold	8,807,263	1,229,100	—	—
Shares issued in reinvestment of distributions	—	12,687	—	—
Shares redeemed	(818,213)	(1,220)	—	—

Shares outstanding, end of period	9,229,617	1,240,567	—	—

CLASS L
Shares outstanding, beginning of period	—	—	8,646,886	568,597
Shares sold	—	—	9,704,988	8,561,328
Shares issued in reinvestment of distributions	—	—	—	31,043
Shares redeemed	—	—	(983,091)	(514,082)

Shares outstanding, end of period	—	—	17,368,783	8,646,886

CLASS N
Shares outstanding, beginning of period	1,094,489	—	—	—
Shares sold	3,259,092	1,096,773	—	—
Shares issued in reinvestment of distributions	—	12,061	—	—
Shares redeemed	(396,563)	(14,345)	—	—

Shares outstanding, end of period	3,957,018	1,094,489	—	—

*	Commencement of operations
**	Consolidated financial statement, see Note 2 in the Notes to Financial Statements for additional information.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	81

Statements of Changes in Net Assets	June 30, 2011

	AQR SMALL CAP MOMENTUM FUND		AQR INTERNATIONAL MOMENTUM FUND
	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010	FOR THE SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	FOR THE YEAR ENDED DECEMBER 31, 2010
OPERATIONS:
Net Investment income (loss)	$77,469	$93,134	$1,084,110	$485,477
Net realized gain (loss)	1,988,623	1,019,454	96,923	(517,845)
Net change in unrealized appreciation (depreciation)	3,836,282	5,493,162	2,193,144	5,421,094
Net increase (decrease) in net assets resulting from operations	5,902,374	6,605,750	3,374,177	5,388,726

DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income:
Class L	—	(88,580)	—	(198,118)
Total	—	(88,580)	—	(198,118)
Net realized gain:
Class L	—	(487,666)	—	(61,012)
Total	—	(487,666)	—	(61,012)
Total distributions	—	(576,246)	—	(259,130)

CAPITAL TRANSACTIONS:
CLASS L
Proceeds from shares sold	46,515,123	47,944,290	31,921,963	45,816,669
Reinvestment of distributions	—	576,046	—	259,022
Cost of shares redeemed	(5,512,391)	(3,285,924)	(17,416,849)	(18,877,307)
Redemption fees	765	1,061	1,706	1,346

Net increase (decrease) from capital transactions	41,003,497	45,235,473	14,506,820	27,199,730

Net increase (decrease) in net assets resulting from capital transactions	41,003,497	45,235,473	14,506,820	27,199,730

Total increase (decrease) in net assets	46,905,871	51,264,977	17,880,997	32,329,326

NET ASSETS:
Beginning of period	54,504,582	3,239,605	62,091,379	29,762,053
End of period	$101,410,453	$54,504,582	$79,972,376	$62,091,379

Undistributed accumulated net investment income (loss) at end of period	$77,469	$—	$1,156,119	$72,009

CHANGES IN SHARES OUTSTANDING:

CLASS L

Shares outstanding, beginning of period	3,788,903	284,134	4,559,775	2,485,331
Shares sold	3,076,970	3,707,891	2,286,397	3,653,199
Shares issued in reinvestment of distributions	—	40,199	—	19,417
Shares redeemed	(364,713)	(243,321)	(1,260,628)	(1,598,172)

Shares outstanding, end of period	6,501,160	3,788,903	5,585,544	4,559,775

The accompanying notes are an integral part of these financial statements.

82	AQR Funds	Semi-Annual Report	June 2011

Statement of Cash Flows	June 30, 2011 (Unaudited)

AQR DIVERSIFIED ARBITRAGE FUND
FOR THE SIX MONTHS ENDED JUNE 30, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net increase in net assets from operations	$5,582,085
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided (used) by operating activities:
Payments to purchase securities	(2,477,017,598)
Payments to cover short securities	(513,804,794)
Proceeds from securities sold short	1,010,305,377
Proceeds from sale of securities	1,654,641,296
Realized gain on investments in securities	(53,795,336)
Realized loss on securities sold short and written options	36,258,214
Change in unrealized depreciation on investments in securities	13,196,634
Change in unrealized appreciation on securities sold short and written options	(9,729,952)
Amortization of bond premium	759,039
(Increases)/ decreases in operating assets:
Dividends and interest	(2,078,688)
Restricted cash	4,797,323
Due from brokers	(242,586,671)
Swaps, at value	(130,338)
Prepaid expenses	(96,120)
Receivable for securities sold	(44,728,435)
Increases/(decreases) in operating liabilities:
Due to custodian	(2,480,977)
Unrealized depreciation on futures contracts	3,180,569
Unrealized depreciation on forward foreign currency exchange contracts	1,582,744
Swaps, at value	287,925
Dividends on securities sold short	(26,868)
Accrued Investment advisory fees	634,196
Accrued Custody, administration and accounting fees	(142,536)
Accrued Distribution fees—Class N	14,656
Accrued Transfer agency fees	(77,117)
Other accrued expenses and liabilities	79,834
Collateral received on securities loaned	7,225,604
Payable for securities purchased	75,498,970
Net cash used by operating activities	(532,650,964)

CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from shares sold	738,812,246
Payment on shares redeemed	(186,527,132)
Net cash provided by financing activities	552,285,114
Net change in cash	19,634,150
Cash, beginning of period	—
Cash, end of period	$19,634,150

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	83

Financial Highlights	June 30, 2011

	PER SHARE OPERATING PERFORMANCE:
		Change in Net Assets Resulting from Operations			Less Dividends and Distributions
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Net Increase in Net Asset Value from Operations	Distributions from Net Investment Income	Distributions from Net Realized Gains
AQR GLOBAL EQUITY FUND CLASS I5
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.97	0.14	0.60	0.74	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.16	1.25	1.41	(0.36)	(0.08)
AQR GLOBAL EQUITY FUND CLASS N5
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.97	0.11	0.62	0.73	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.00	0.13	1.25	1.38	(0.33)	(0.08)
AQR GLOBAL EQUITY FUND CLASS Y5
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.99	0.15	0.63	0.78	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.00	0.18	1.27	1.45	(0.38)	(0.08)
AQR INTERNATIONAL EQUITY FUND CLASS I†[5]
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.45	0.19	0.53	0.72	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$9.78	0.16	0.84	1.00	(0.24)	(0.09)
FOR THE PERIOD ENDED 9/30/09[6]-12/31/09	$10.00	(0.01)	0.22	0.21	(0.14)	(0.29)
AQR INTERNATIONAL EQUITY FUND CLASS N5
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.61	0.16	0.55	0.71	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$9.91	0.14	0.88	1.02	(0.23)	(0.09)
FOR THE PERIOD ENDED 9/30/09[6]-12/31/09†	$10.00	—	0.20	0.20	—	(0.29)
AQR INTERNATIONAL EQUITY FUND CLASS Y†[5]
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.89	0.21	0.55	0.76	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.16	0.20	0.89	1.09	(0.27)	(0.09)
FOR THE PERIOD ENDED 8/28/09[8]-12/31/09	$10.00	0.03	0.57	0.60	(0.15)	(0.29)
AQR DIVERSIFIED ARBITRAGE FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]	$11.15	0.06	0.02	0.08	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010†	$10.80	0.06	0.46	0.52	(0.04)	(0.13)
FOR THE PERIOD ENDED 1/15/09[8]-12/31/09[5]†	$10.00	0.13	0.79	0.92	(0.03)	(0.09)
AQR DIVERSIFIED ARBITRAGE FUND CLASS N†
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]	$11.12	0.04	0.02	0.06	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$10.78	0.05	0.43	0.48	(0.01)	(0.13)
FOR THE PERIOD ENDED 1/15/09[8]-12/31/09[5]	$10.00	0.10	0.79	0.89	(0.02)	(0.09)
AQR MANAGED FUTURES STRATEGY FUND CLASS I†[5]
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.30	(0.06)	(0.32)	(0.38)	—	—
FOR THE PERIOD ENDED 1/06/10[8]-12/31/10	$10.00	(0.12)	0.66	0.54	(0.09)	(0.15)
AQR MANAGED FUTURES STRATEGY FUND CLASS N†[5]
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)	$10.28	(0.07)	(0.32)	(0.39)	—	—
FOR THE PERIOD ENDED 1/06/10[8]-12/31/10	$10.00	(0.15)	0.66	0.51	(0.08)	(0.15)
AQR RISK PARITY FUND CLASS I
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]†	$10.28	0.11	0.52	0.63	—	—
FOR THE PERIOD ENDED 9/30/10[8]-12/31/10	$10.00	0.02	0.38	0.40	(0.12)	—
AQR RISK PARITY FUND CLASS N†
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]	$10.27	0.10	0.51	0.61	—	—
FOR THE PERIOD ENDED 9/30/10[8]-12/31/10	$10.00	0.01	0.38	0.39	(0.12)	—
AQR MOMENTUM FUND CLASS L†
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]	$14.40	0.06	0.82	0.88	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$12.19	0.06	2.21	2.27	(0.02)	(0.04)
FOR THE PERIOD ENDED 7/09/09[8]-12/31/09[5]	$10.00	0.07	2.48	2.55	(0.05)	(0.31)
AQR SMALL CAP MOMENTUM FUND CLASS L†
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]	$14.39	0.01	1.20	1.21	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$11.40	0.03	3.13	3.16	(0.03)	(0.14)
FOR THE PERIOD ENDED 7/09/09[8]-12/31/09[5]	$10.00	0.04	2.06	2.10	(0.03)	(0.67)
AQR INTERNATIONAL MOMENTUM FUND CLASS L†
SIX MONTHS ENDED JUNE 30, 2011 (Unaudited)[5]	$13.62	0.22	0.48	0.70	—	—
FOR THE YEAR ENDED DECEMBER 31, 2010	$11.98	0.08	1.62	1.70	(0.05)	(0.01)
FOR THE PERIOD ENDED 7/09/09[8]-12/31/09[5]	$10.00	0.04	2.26	2.30	(0.09)	(0.23)
*	Annualized for periods less than one year.
†	Redemption fees of less than $0.005 per share were incurred by the share class.
1	Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period and redemption on the last day of the period and is not annualized.
2	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.
3	Ratios do not include the impact of the expenses of the underlying funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

84	AQR Funds	Semi-Annual Report	June 2011

June 30, 2011

			RATIOS/SUPPLEMENTAL DATA:

				Ratios to Average Net Assets of:*
Total Distributions	Net Asset Value, End of Period	Total Return[1,2]	Net Assets, End of Period	Expenses, Net of Reimbursements and/or Waivers[3]	Expenses, Net of Reimbursements and/or waivers (Excluding Dividend Short Expense & Interest Expense)[3]	Expenses, Before Reimbursements and/or Waivers[3]	Net Investment Income (Loss)	Portfolio Turnover Rate[4]

—	$11.71	6.75%	$4,611,284	0.99%	0.98%	1.72%	2.47%	29%
(0.44)	$10.97	14.12%	$1,841,838	0.79%	0.79%	0.79%	1.41%	72%

—	$11.70	6.65%	$1,756,659	1.31%	1.30%	2.76%	1.86%	29%
(0.41)	$10.97	13.83%	$1,497,723	1.10%	1.10%	1.10%	1.28%	72%

—	$11.77	7.10%	$454,197,308	0.54%	0.53%	0.54%	2.61%	29%
(0.46)	$10.99	14.54%	$424,346,157	0.50%	0.50%	0.71%	1.81%	72%

—	$11.17	6.89%	$170,636,468	0.90%	0.89%	0.90%	3.56%	29%
(0.33)	$10.45	10.40%	$85,968,655	0.90%	0.90%	1.03%	1.72%	93%
(0.43)	$9.78	2.20%	$44,016,038	0.90%	0.90%	1.01%	(0.47)%	29%

—	$11.32	6.69%	$1,529,025	1.39%	1.38%	2.34%	2.97%	29%
(0.32)	$10.61	10.40%	$1,472,368	1.25%	1.25%	3.50%	1.51%	93%
(0.29)	$9.91	2.04%	$5,785	1.25%	1.25%	472.86%[7]	(0.07)%	29%

—	$11.65	6.98%	$377,905,194	0.57%	0.56%	0.57%	3.77%	29%
(0.36)	$10.89	10.84%	$371,799,177	0.55%	0.55%	0.77%	2.02%	93%
(0.44)	$10.16	6.08%	$360,491,107	0.55%	0.55%	0.98%	0.99%	29%

—	$11.23	0.72%	$1,313,687,807	2.13%	1.20%	2.13%	1.00%	145%
(0.17)	$11.15	4.81%[9]	$824,237,659	2.59%	1.20%	2.62%	1.13%	361%
(0.12)	$10.80	9.24%	$160,026,814	2.46%	1.20%	3.25%	1.30%	482%

—	$11.18	0.54%	$452,148,553	2.42%	1.50%	2.42%	0.71%	145%
(0.14)	$11.12	4.52%[9]	$382,758,131	2.89%	1.50%	2.92%	0.85%	361%
(0.11)	$10.78	8.88%	$79,054,890	2.69%	1.50%	3.42%	0.98%	482%

—	$9.92	(3.69)%	$938,078,765	1.25%	1.25%	1.25%	(1.17)%	0%
(0.24)	$10.30	5.41%	$657,237,349	1.25%	1.25%	1.28%	(1.27)%	0%

—	$9.89	(3.79)%	$465,839,281	1.50%	1.50%	1.52%	(1.43)%	0%
(0.23)	$10.28	5.12%	$271,043,038	1.50%	1.50%	1.56%	(1.54)%	0%

—	$10.91	6.13%	$100,660,634	0.95%	0.95%	1.06%	2.03%	34%
(0.12)	$10.28	3.98%	$12,747,565	0.95%	0.95%	3.80%	0.44%	19%

—	$10.88	5.94%	$43,059,198	1.20%	1.20%	1.40%	1.95%	34%
(0.12)	$10.27	3.88%	$11,234,980	1.20%	1.20%	3.96%	0.22%	19%

—	$15.28	6.11%	$265,336,612	0.49%	0.49%	0.57%	0.77%	72%
(0.06)	$14.40	18.60%	$124,491,353	0.49%	0.49%	0.98%	1.37%	180%
(0.36)	$12.19	25.58%	$6,932,575	0.49%	0.49%	5.08%	1.23%	163%

—	$15.60	8.41%	$101,410,453	0.65%	0.65%	0.77%	0.19%	57%
(0.17)	$14.39	27.69%	$54,504,582	0.65%	0.65%	1.85%	0.66%	380%
(0.70)	$11.40	21.24%	$3,239,605	0.65%	0.65%	7.53%	0.65%	136%

—	$14.32	5.14%	$79,972,376	0.66%	0.65%	0.82%	3.14%	97%
(0.06)	$13.62	14.20%	$62,091,379	0.65%	0.65%	1.46%	1.44%	269%
(0.32)	$11.98	23.08%	$29,762,053	0.65%	0.65%	2.22%	0.63%	160%
4	Portfolio turnover is not annualized.
5	Based on average shares outstanding.
6	Commencement of offering of shares
7	The ratio is annualized for a short period of time and is not representative of what the ratio would be if the Fund class has operated for a longer period of time.
8	Commencement of operations.
9	For the year ended December 31, 2010, the Adviser contributed $544,199 into the AQR Diversified Arbitrage Fund to compensate the Fund for a loss incurred due to trade processing errors. The impact of the Adviser’s contribution increased the total return by 0.08%.

The accompanying notes are an integral part of these financial statements.

AQR Funds	Semi-Annual Report	June 2011	85

Notes to Financial Statements (Unaudited)	June 30, 2011

1. Organization

AQR Funds (the “Trust”), organized as a Delaware statutory trust on September 4, 2008, is an open-end management investment company, under the Investment Company Act of 1940, as amended (the “1940 Act”). As of June 30, 2011, the Trust consists of eight active series (collectively, the “Funds” and each individually a “Fund”): AQR Global Equity Fund, AQR International Equity Fund, AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund, AQR Risk Parity Fund, AQR Momentum Fund, AQR Small Cap Momentum Fund, and AQR International Momentum Fund. AQR Capital Management, LLC (“the Adviser”) serves as the investment adviser of each Fund. The Adviser has retained CNH Partners, LLC (“the Sub-Adviser”), an affiliate of the Adviser, to serve as an investment sub-adviser to the AQR Diversified Arbitrage Fund.

The investment objective of the AQR Global Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR Global Equity Fund include seeking to outperform the MSCI World Total Return Index (the “Global Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The Global Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, including the United States and Canada. The AQR Global Equity Fund commenced operations on December 31, 2009. The Fund offers Class I, Class N and Class Y shares.

The investment objective of the AQR International Equity Fund is long-term capital appreciation. The principal investment strategies of the AQR International Equity Fund include seeking to outperform the MSCI EAFE Total Return Index (the “International Equity Benchmark”) while seeking to control its tracking error relative to this benchmark. The International Equity Benchmark is a free float-adjusted market capitalization index that is designed to measure the performance of equities in developed markets, excluding the United States and Canada. The AQR International Equity Fund Class Y shares commenced operations on August 28, 2009. Class I and Class N shares commenced operations on September 30, 2009.

The investment objective of the AQR Diversified Arbitrage Fund is long-term absolute returns. The principal investment strategies of the AQR Diversified Arbitrage Fund include seeking to outperform the Merrill Lynch 3-Month Treasury Bill Index (the “Absolute Return Benchmark”) using arbitrage and alternative investment strategies such as merger arbitrage, convertible arbitrage, other forms of arbitrage (including, but not limited to, when-issued trading arbitrage, stub-trading arbitrage and dual-class arbitrage) and other types of non-arbitrage alternative investment strategies. The AQR Diversified Arbitrage Fund commenced operations on January 15, 2009. The Fund offers Class I and Class N shares.

The investment objective of the AQR Managed Futures Strategy Fund is to seek long-term absolute returns. The Fund invests primarily in a portfolio of futures contracts and futures-related instruments. The Fund’s universe of investments includes more than 100 global developed and emerging market exchange-traded futures, futures related instruments and forward contracts across four major asset classes (commodities, currencies, fixed income and equities); however this universe of investments is subject to change under varying market conditions as these instruments evolve over time. The AQR Managed Futures Strategy Fund commenced operations on January 6, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Risk Parity Fund is to seek total return. Total return consists of capital appreciation and income. The Fund pursues its investment objective by allocating assets among major liquid asset classes (including global developed and emerging market equities, global nominal and inflation-linked government bonds, emerging market bonds, mortgage-backed securities, corporate and sovereign debt, the credit spreads of mortgage-backed securities and corporate and sovereign debt, developed and emerging market currencies, and commodities). The AQR Risk Parity Fund commenced operations on September 30, 2010. The Fund offers Class I and Class N shares.

The investment objective of the AQR Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures, and depository receipts) of large and mid-sized companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, that ranks in the top third of its relevant universe at the time of purchase. The AQR Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

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The investment objective of the AQR Small Cap Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depository receipts) of small cap companies traded on a principal U.S. exchange or over-the-counter market that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, that ranks in the top third of its relevant universe at the time of purchase. The AQR Small Cap Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

The investment objective of the AQR International Momentum Fund is to seek long-term capital appreciation. The Fund invests primarily in equity or equity-related securities (including, but not limited to, exchange-traded funds, equity index futures and depositary receipts) of non-U.S. companies that the Adviser determines to have positive momentum. The Adviser considers a security to have positive momentum primarily if it has a return over the prior twelve months, that ranks in the top third of its relevant universe at the time of purchase. The AQR International Momentum Fund commenced operations on July 9, 2009. The Fund offers Class L shares.

2. Consolidation of Subsidiary — AQR Managed Futures Strategy Offshore Fund Ltd. and AQR Risk Parity Offshore Fund Ltd.

The consolidated Schedules of Investments, Statements of Assets and Liabilities, of Operations, of Changes in Net Assets and the Financial Highlights of the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund include the accounts of AQR Managed Futures Strategy Offshore Fund Ltd. and AQR Risk Parity Offshore Fund Ltd., respectively, wholly-owned and controlled subsidiaries (the “Subsidiaries”). All inter-company accounts and transactions have been eliminated in consolidation for the Funds. Each of the Subsidiaries has a fiscal year end of December 31st for financial statement consolidation purposes and a nonconforming tax year end of November 30th.

AQR Managed Futures Strategy Fund and AQR Risk Parity Fund may each invest up to 25% of their total assets in its respective Subsidiary, which acts as an investment vehicle in order to effect certain investments consistent with the Funds’ investment objectives and policies.

A summary of the Funds’ investments in the Subsidiaries are as follows:

	INCEPTION DATE OF SUBSIDIARY	SUBSIDIARY NET ASSETS AT JUNE 30, 2011	% OF TOTAL NET ASSETS AT JUNE 30, 2011

AQR Managed Futures Strategy Offshore Fund Ltd.	January 6, 2010	$323,874,437	23.1%
AQR Risk Parity Offshore Fund Ltd.	September 30, 2010	28,661,916	19.9

3. Significant Accounting Policies

The following summarizes the significant accounting policies of the Funds:

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Securities Valuation: Each Fund’s portfolio securities are valued as of the close of business of the regular session of trading on the NYSE (normally 4:00 p.m. Eastern time). Equity securities, including securities sold short, are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades. In accordance with procedures adopted by the Board of Trustees, the Funds apply fair value pricing to international securities on a daily basis utilizing the quotations of an independent pricing service, unless the Adviser determines that use of another valuation methodology is appropriate. The pricing service uses statistical analysis and quantitative models to adjust local market prices using factors such as subsequent movement and changes in the prices of indices, securities and exchange rates in other markets, in determining fair value as of the time the Funds calculate their net

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asset value. Securities traded in the over-the-counter market, and which are not quoted by NASDAQ, are valued at the last sale price, if available, otherwise at the last quoted bid price (in the case of short sales, at the ask price). Bonds are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. The Funds value debt securities maturing less than 61 days from the date of purchase at amortized cost, which approximates market value. The value of futures contracts purchased and sold by the Funds is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current settlement prices. Futures and options contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. Prices of futures contracts are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation. Investments in open-end investment companies are valued at such investment company’s current day closing net asset value per share. Exchange-Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price. Equity, total return and commodity swap contracts are valued at fair value, based on the price of the underlying referenced instrument. Credit default swaps are valued daily primarily using independent pricing services or market makers. Interest rate swap contracts are valued at fair value as determined by an independent pricing service based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

The Funds may use pricing services to obtain readily available market quotations. Where market quotations are not readily available, or if an available market quotation is determined not to be reliable, a security will be valued based on its fair value as determined in accordance with the valuation procedures approved by the Funds’ Board of Trustees. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net assets.

Convertible Securities: The Funds invest in preferred stocks and fixed-income securities which are convertible into common stock. Convertible securities may be converted either at a stated price or rate within a specified period of time into a specified number of shares of common stock. Traditionally, convertible securities have paid dividends or interest greater than on the related common stocks, but less than fixed income non-convertible securities. By investing in a convertible security, the Funds may participate in any capital appreciation or depreciation of a company’s stock, but to a lesser degree than if it had invested in that company’s common stock. Convertible securities rank senior to common stock in a corporation’s capital structure and, therefore, entail less risk than the corporation’s common stock. The Funds may attempt to hedge certain of their investments in convertible debt securities by selling short the issuer’s common stock.

Short Sales: The AQR Diversified Arbitrage Fund sells securities it does not own as a hedge against some of its long positions and/or in anticipation of a decline in the market value of that security (short sale). When the Fund makes a short sale, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. The Fund may have to pay a fee to borrow the particular security and may be obligated to remit any interest or dividends received on such borrowed securities. Liabilities for securities sold short are recorded at market value on the Statements of Assets and Liabilities and the change in market value is recorded as unrealized gain or loss on the Statements of Operations. Dividends declared on short positions open are recorded on the ex-date as an expense. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in magnitude, will be recognized upon the termination of a short sale if the market price at termination is less than or greater than, respectively, the proceeds originally received. The Fund is also subject to the risk that it may be unable to reacquire a security to terminate a short position except at a price substantially in excess of the last quoted price.

The Fund is required to pledge cash or securities to the broker as collateral for the securities sold short. Collateral requirements are calculated daily based on the current market value of the short positions. Cash deposited with broker for collateral for securities sold short is recorded as an asset on the Statement of Assets and Liabilities and securities segregated as collateral are denoted in the Schedule of Investments. The Fund may receive or pay the net of the following amounts: (i) a portion of the income from the investment of cash collateral; (ii) the broker’s fee on the borrowed securities; and (iii) a financing charge for the difference in the market value of the short position and cash collateral deposited with the broker. This income or fee is calculated daily based upon the market value of each borrowed security and a variable rate that is dependent on the availability of the security. The net amount of fees of $5,144,744 are included in interest income in the Statements of Operations.

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Futures Contracts: The Funds invest in futures contracts (“futures”) The Funds, excluding AQR Managed Futures Strategy Fund and AQR Risk Parity Fund, invest in futures in order to hedge their investments or equitize their cash flows against fluctuations in value caused by changes in prevailing interest rates or market conditions. The AQR Managed Futures Strategy Fund and AQR Risk Parity Fund invest in futures as part of their primary investment strategy. Investments in futures may increase exposure to a particular market. No monies are paid or received by a Fund upon the purchase or sale of a futures contract. Initially, a Fund will be required to deposit with the broker an amount of cash or cash equivalents, known as initial margin, based on the value of the contract. Subsequent payments, called variation margin, to and from the broker, will be made on a daily basis as the price of the underlying instruments fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as ‘marking-to-the-market.’ Once a final determination of variation margin is made, additional cash is required to be paid by or released to a Fund, and a Fund will realize a loss or gain. The use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statements of Assets and Liabilities, up to the notional amount of the futures contracts. The use of short futures contracts subjects the Funds to unlimited risk of loss. Futures contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Forward Currency Contracts: The Funds buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a Fund intends to buy are denominated, when a Fund holds cash reserves and short term investments), or for other investment purposes. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Risks may exceed amounts recognized on the Statements of Assets and Liabilities. Forward currency contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Equity (including total return and commodity) Swap Contracts: The Funds invest in equity swaps to obtain exposure to the underlying referenced instrument, obtain leverage or enjoy the returns from ownership without actually owning the underlying position. Equity swaps are two-party contracts that generally obligate one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component during the period of the swap. Equity swap contracts are marked to market daily based on the value of the underlying security and the change, if any, is recorded as an unrealized gain or loss. Equity swaps normally do not involve the delivery of securities or other underlying assets. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any. Equity swaps are derivatives and their value can be very volatile. To the extent that the Adviser or Sub-Adviser, as applicable, do not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may exceed the related amounts shown in the Statements of Assets and Liabilities. Periodic payments received or paid by the Funds are recorded as realized gains or losses. Equity swap contracts outstanding at period end, if any, are listed after each Fund’s Schedule of Investments.

Credit Default Swap Contracts: Certain Funds enter into credit default swap contracts to provide a measure of protection against risk of loss following a default, or other credit event in respect of issuers within an underlying index or a single issuer, or to gain credit exposure to an underlying index or issuer. In a credit default contract, the protection buyer typically makes an upfront payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by a Fund, as the protection seller, is recorded as a liability on the Fund’s books. An upfront payment made by a Fund, as the protection buyer, is recorded as an asset on the Fund’s books. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the

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occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, a Fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the Fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, a Fund may enter into offsetting credit default contracts which would mitigate its risk of loss. Risks of loss may exceed amounts recognized on the Statements of Assets and Liabilities. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the Fund and the counterparty. Where a Fund is a seller of protection, the maximum potential amount of future payments the Fund may be required to make is equal to the notional amount of the relevant credit default contract. The Funds’ risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Credit default contracts outstanding, including their respective notional amounts at period end, if any, are listed after each Fund’s Schedule of Investments.

The credit default swaps in which the AQR Risk Parity Fund is providing protection at June 30, 2011 are summarized as follows:

	MAXIMUM PAYOUT/NOTIONAL AMOUNT BY PERIOD OF EXPIRATION ($ IN THOUSANDS)
CREDIT SPREAD ON UNDERLYING (BASIS POINTS)	0-5 YEARS USD	0-5 YEARS EUR	35-40 YEARS USD	WRITTEN CREDIT DERIVATIVES AT FAIR VALUE
0-250	50,800	20,900	—	$1,200,266
251-500	35,150	11,700	1,575	932,969

Total	85,950	32,600	1,575	$2,133,235

Implied credit spreads are an indication of the seller’s performance risk, related to the likelihood of a credit event occurring that would require a seller to make payment to a buyer. Implied credit spreads are used to determine the value of swap contracts and reflect the cost of buying/selling protection, which may include upfront payments made to enter into the contract. Therefore, higher spreads would indicate a greater likelihood that a seller will be obligated to perform (i.e., make payment) under the swap contract. Increasing values, in absolute terms and relative to notional amounts, are also indicative of greater performance risk. Implied credit spreads for credit default swaps on credit indexes are linked to the weighted average spread across the underlying reference obligations included in a particular index.

Interest Rate Swaps: The AQR Risk Parity Fund enters into interest rate swaps as part of its investment strategy. Interest rate swaps generally involve agreements to exchange fixed and floating payment obligations, without the exchange of the underlying notional amounts. Periodic payments received or paid by the Fund are recorded as realized gains and losses. Interest rate swaps are marked to market daily based on quotations as provided by an independent pricing service and the change is recorded as unrealized gain or loss. The Fund’s risk of loss associated with these instruments may exceed their value, as recorded in the Statements of Assets and Liabilities. Interest rate contracts outstanding, including their respective notional amounts at period end, if any, are listed after the Fund’s Schedule of Investments.

High Yield Securities: Certain Funds may invest in lower-quality debt securities. Investments in lower-rated securities or unrated securities of comparable quality tend to be more sensitive to economic conditions than higher rated securities. These instruments involve a greater risk of default by the issuer because such securities are generally unsecured and are often subordinated to other creditors’ claims.

Master Agreements: The Funds are a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (“Master Agreements”) with certain counterparties that govern over-the-counter derivative and foreign

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exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to a Fund is held in a segregated account by the Fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the Fund’s Schedule of Investments. Collateral pledged by the Fund is segregated by the Fund’s custodian and identified in the Fund’s Schedule of Investments. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the Fund and the applicable counterparty. Collateral requirements are determined based on the Fund’s net position with each counterparty. Termination events applicable to the Fund may occur upon a decline in the Fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the Fund’s counterparties to elect early termination could impact a Fund’s future derivative activity. The Funds’ derivative assets and liabilities on the Statements of Assets and Liabilities are presented net when a legally enforceable master netting agreement exists between the Funds and a derivative counterparty.

Options: The Funds are authorized to write and purchase put and call options. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or a Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received). Written uncovered call options subject the Funds to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Put options written subject the Funds to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. Written and purchased options are non-income producing investments.

Transactions in call and put options written during the six months ended June 30, 2011 for the AQR Diversified Arbitrage Fund, were as follows:

	CALL OPTIONS		PUT OPTIONS
	SHARES SUBJECT TO CALL	PREMIUM	SHARES SUBJECT TO PUT	PREMIUM
Options outstanding, December 31, 2010	(6,130)	$(1,113,694)	—	$—
Options written	(36,000)	(7,156,061)	(6,851)	(87,739)
Options expired	20,400	3,784,505	3,694	50,347
Options exercised	13,256	3,597,789	396	19,404
Options outstanding, June 30, 2011	(8,474)	$(887,461)	(2,761)	$(17,988)

Securities Lending: The Trust (excluding the AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) may lend securities to brokers approved by the Adviser in order to generate additional income. Securities loaned are collateralized by cash, which is invested in various JPMorgan Money Market Funds. Upon termination of a loan, the Funds are required to return to the borrower the posted cash collateral. Loans are subject to termination by the Funds or the borrower at any time. Securities lending income is comprised of income earned on cash collateral investments (“Collateral Investments”), net of a rebate received from or paid to borrowers for use of cash collateral and lending agent fees. This amount is recorded as Income from securities lending (net) on the Statements of Operations. The Funds also receive payments from the borrower during the period of the loan, equivalent to dividends and interest earned on the securities loaned, which are recorded as Dividend or Interest income, respectively, on the Statements of Operations.

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The Funds bear the risk of loss associated with the Collateral Investments and are not entitled to additional collateral from the borrower to cover any such losses. To the extent that the value of the Collateral Investments decline below the amount owed to a borrower, a Fund may incur losses that exceed the amount it earned on lending the security. Upon termination of a loan, a Fund may use leverage (borrow money) to repay the borrower for cash collateral posted if the Adviser does not believe that it is prudent to sell the Collateral Investments to fund the payment of this liability.

Securities lending also involves counterparty risks, including the risk that the loaned securities may not be returned in a timely manner or at all.

Federal Income Taxes: Each Fund is treated as a separate taxable entity for federal income tax purposes. Each Fund intends to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986 (“the Code”), as amended. If so qualified, each Fund will not be subject to federal income tax to the extent it distributes substantially all of its net investment income and capital gains to shareholders.

Management evaluates tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The Funds are required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The returns of the Funds for the period from commencement of operations through December 31, 2010 are open for examination. As of June 30, 2011, the Funds had no examinations in progress.

The Funds have concluded that there is no tax liability/benefit resulting from uncertain income tax positions taken or expected to be taken. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax expense will significantly change in twelve months.

Securities Transactions and Investment Income: Investment transactions are accounted for on trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on a specifically identified cost basis. Interest income is determined on the basis of coupon interest accrued using effective interest method adjusted for amortization of premiums and accretion of discounts using the effective yield method. Dividend income/expense is recorded on the ex-dividend date.

Allocation of Income and Expenses: In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Each Fund is charged for those expenses that are directly attributable to each series, such as advisory fees and registration costs.

The Funds record distributions received in excess of income from underlying investments as a reduction of cost of investments and/or realized gain. Such amounts are based on estimates (if actual amounts are not available) and actual amounts of income, realized gain and return of capital may differ from the estimated amounts. The Funds adjust the estimated amounts of components of distributions (and consequently net investment income) as necessary once the issuers provide information about the actual composition of the distributions.

The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Funds will accrue such taxes and recoveries as applicable, based upon their current interpretation of tax rules and regulations that exist in the markets in which they invest.

Foreign Currency Translation: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the prevailing exchange rates of such currencies against the U.S. dollar. The market value of investment securities and the other assets and liabilities are translated at the exchange rate as of the valuation date. Purchases and sales of investment securities, income and expenses are translated at the exchange rate prevailing on the respective dates of such transactions.

Although the net assets of the Funds are presented at the foreign exchange rates and market values at the close of the period, the Funds do not isolate that portion of the results of operations arising as a result of changes in the foreign

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exchange rates from the fluctuations arising from changes in the market prices of securities held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized and unrealized gains (losses) on investment transactions.

Reported realized foreign currency gains or losses arise from the disposition of foreign currency, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on each Fund’s books on the transaction date and the U.S. dollar equivalent of the amounts actually received or paid. Unrealized foreign exchange gains and losses arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at period end.

Cash and Cash Equivalents: Cash and cash equivalents includes US dollar and foreign currency at bank accounts at amounts which may exceed insured limits. The Funds are subject to risk to the extent that the institutions may be unable to fulfill their obligations.

Due to/from Broker: Due to/from Broker represents cash balances on deposit with the Funds’ prime brokers and counterparties. The Funds are subject to credit risk should the prime brokers and counterparties be unable to meet their obligations to the Funds.

Distributions to Shareholders: The Funds intend to declare and distribute substantially all of their net investment income and net realized capital gains, if any, at least annually. Income and capital gain distributions will be determined in accordance with Federal income tax regulations which may differ from GAAP. Distributions to shareholders are recorded on the ex-dividend date.

Indemnification: In the normal course of business, the Funds may enter into various agreements that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown as any potential exposure involves future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

4. Federal Income Tax Matters

At June 30, 2011, the cost of long security positions and aggregate gross unrealized appreciation (depreciation) of investments for federal income tax purposes were as follows:

FUND	COST OF INVESTMENTS	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
AQR Global Equity Fund	$394,881,877	$64,799,434	$(6,398,175)	$58,401,259
AQR International Equity Fund	490,534,846	71,336,291	(10,541,948)	60,794,343
AQR Diversified Arbitrage Fund	2,258,670,822	163,055,902	(71,229,796)	91,826,106
AQR Managed Futures Strategy Fund	1,331,748,701	—	—	—
AQR Risk Parity Fund	132,805,031	1,303,015	—	1,303,015
AQR Momentum Fund	275,216,541	18,006,112	(3,914,023)	14,092,089
AQR Small Cap Momentum Fund	100,179,064	11,672,243	(2,176,607)	9,495,636
AQR International Momentum Fund	77,900,777	8,915,251	(807,636)	8,107,615

The differences between book basis and tax basis appreciation (depreciation) on investments is primarily attributable to wash sale loss deferrals.

AQR Funds	Semi-Annual Report	June 2011	93

Notes to Financial Statements (Unaudited)	June 30, 2011

The tax character of the distributions paid during the period ended December 31, 2010, were as follows:

	DECEMBER 31, 2010
FUND	ORDINARY INCOME	CAPITAL GAINS
AQR Global Equity Fund	$14,994,426	$2,022,493
AQR International Equity Fund	14,719,113	—
AQR Diversified Arbitrage Fund	16,563,956	—
AQR Managed Futures Strategy Fund*	9,578,985	7,656,480
AQR Risk Parity Fund*	248,610	—
AQR Momentum Fund	431,429	12,799
AQR Small Cap Momentum Fund	546,289	29,957
AQR International Momentum Fund	259,130	—

*	The AQR Managed Futures Strategy Fund and AQR Risk Parity Fund commenced operations on January 6, 2010 and September 30, 2010, respectively.

As of December 31, 2010, for Federal Income Tax purposes, the AQR International Momentum Fund has capital loss carryforwards available to offset capital gains, if any, to the extent provided by the Treasury regulations.

FUND	AMOUNT	YEAR OF EXPIRATION
AQR International Momentum Fund	$135,168	2018

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactment. Under the Act, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

5. Fair Value Measurements

The Funds utilize various inputs in determining the value of each Fund’s investments. GAAP establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring the most observable inputs be used when available. These inputs are summarized in the three broad levels as follows:

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Valuation methodology and inputs

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.

The valuation techniques used by the Funds to measure fair value during the period ended June 30, 2011 maximized the use of observable inputs and minimized the use of unobservable inputs.

94	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following are certain inputs and techniques that the Funds use to evaluate how to classify each major category of assets and liabilities for Level 2 and Level 3, in accordance with GAAP.

Investments that trade in markets that are not considered to be active, but are valued based on quoted market prices, dealer quotations or alternative pricing sources supported by observable inputs are classified within Level 2. These include certain U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, money market funds and less liquid listed equities. Corporate and sovereign bonds and other fixed income instruments are valued at estimated fair value based on quotations from counterparties and other market participants, as well as pricing models using quoted inputs as provided by an independent pricing service. As Level 2 investments include positions that are not traded in active markets and/or are subject to transfer restrictions, valuations may be adjusted to reflect illiquidity and/or non-transferability, which are generally based on available market information. Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include less liquid corporate debt securities, illiquid warrants and illiquid securities. When observable prices are not available for these securities, the Funds use one or more valuation techniques (e.g., the market approach, the income approach, or the cost approach) for which sufficient and reliable data is available. Within Level 3, the use of the market approach generally consists of using comparable market transactions, while the use of the income approach generally consists of the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors. The inputs used by the Funds in estimating the value of Level 3 investments include the original transaction price, recent transactions in the same or similar instruments, completed or pending third-party transactions in the underlying investment or comparable issuers, subsequent rounds of financing, recapitalizations and other transactions across the capital structure, offerings in the equity or debt capital markets, and changes in financial ratios or cash flows. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Funds in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the Funds’ results of operations.

The Funds invest in derivative instruments. Derivative instruments can be exchange traded or privately negotiated over-the-counter (“OTC”). Exchange-traded derivatives, such as futures contracts and exchange traded option contracts, are typically classified within Level 1 or Level 2 of the fair value hierarchy depending on whether or not they are deemed to be actively traded. Futures and option contracts that are listed on national exchanges and are freely transferable are valued at fair value based on their last sales price on the date of determination on the exchange that constitutes the principal market. OTC derivatives, including forwards, credit default swaps, total return swaps, and interest rate swaps, are valued by the Fund using observable inputs, such as quotations received from the counterparty, dealers or brokers, whenever available and considered reliable. Generally, a valuation model is used consistently for similar derivative types and model inputs, including, but not limited to, market prices, yield curves, credit spreads, volatilities and implied correlations which are obtained from outside brokers and/or pricing services when available. In instances where models are used, the value of an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability and reliability of observable inputs. Such inputs include market prices for reference securities, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. Certain OTC derivatives, such as generic forwards, swaps and options, have inputs which can generally be corroborated by market data and are therefore classified within Level 2. Equity total return swap transactions are valued at fair value, based on the price of the underlying security. Interest rate swap contracts are valued at estimated fair value as determined by the Fund based on various valuation models which consider the terms of underlying contracts and market data inputs received from third parties.

Credit default swaps are carried at their estimated fair value, as determined in good faith by pricing services approved by the Board of Trustees. In addition to credit quality, the Funds monitor a variety of factors including cash flow assumptions, market activity, market sentiment and valuation as part of their ongoing process of assessing payment and performance risk. As payment and performance risk increases, the value of a credit default swap increases, resulting in recognition of unrealized gains for long positions and unrealized losses for short positions. Conversely, as payment and performance risk decreases, unrealized gains are recognized for short positions and unrealized losses are recognized for long positions. The change in value is recorded within unrealized appreciation/(depreciation) until the occurrence of a credit event or the termination of the swap, at which time a realized gain/(loss) is recorded. Those OTC derivatives that

AQR Funds	Semi-Annual Report	June 2011	95

Notes to Financial Statements (Unaudited)	June 30, 2011

have less liquidity or for which inputs are unobservable are classified within Level 3. While the valuations of these less liquid OTC derivatives may utilize some Level 1 and/or Level 2 inputs, they also include other unobservable inputs which are considered significant to the fair value determination. At each measurement date, the Funds update the Level 1 and Level 2 inputs to reflect observable inputs, though the resulting gains and losses are reflected within Level 3 due to the significance of the unobservable inputs.

Transfers

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period. Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The following summarizes inputs used as of June 30, 2011 in valuing the Funds’ assets carried at fair value:

AQR GLOBAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$225,037,930	$186,654,715	$—	$411,692,645
Preferred Stocks†	—	598,020	—	598,020
Money Market Funds	—	40,992,471	—	40,992,471
Futures Contracts*	2,588,841	—	—	2,588,841
Total Return Swap Contracts*	—	151,980	—	151,980

Total Assets	$227,626,771	$228,397,186	$—	$456,023,957

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(1,778,792)	$—	$(1,778,792)

Total Liabilities	$—	$(1,778,792)	$—	$(1,778,792)

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by country.

There were no material transfers between Levels 1 and 2 during the period. All securities listed in the Schedule of Investments with a market value of zero are classified as Level 3.

AQR INTERNATIONAL EQUITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL3)	TOTALS
ASSETS
Common Stocks†	$—	$468,416,393	$9,610	$468,426,003
Preferred Stocks†	—	2,864,787	—	2,864,787
Futures Contracts*	3,814,905	—	—	3,814,905
Money Market Funds	—	80,038,399	—	80,038,399
Total Return Swap Contracts*	—	252,855	—	252,855

Total Assets	$3,814,905	$551,572,434	$9,610	$555,396,949

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(3,385,650)	$—	$(3,385,650)

Total Liabilities	$—	$(3,385,650)	$—	$(3,385,650)

† Please refer to the Schedule of Investments to view securities segregated by country.

96	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2010	$8,335
Securities purchased (sold)	1,352
Realized gain (loss)	8,258
Change in unrealized appreciation (depreciation)	(8,335)

Balance as of June 30, 2011	$9,610

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011 is $0.

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the net unrealized appreciation (depreciation) on the instrument.

There were no material transfers between Levels 1 and 2 during the period.

AQR DIVERSIFIED ARBITRAGE FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$1,058,110,020	$53,600,553	$12,683,874	$1,124,394,447
Convertible Preferred Stocks†	10,445,919	59,295,290	1,543,418	71,284,627
Corporate Bonds†	—	306,665,918	5,669,700	312,335,618
Convertible Bonds†	—	665,203,504	5,746,866	670,950,370
Closed End Funds†	28,172,167	—	—	28,172,167
Exchange Traded Funds	3,966,717	—	—	3,966,717
Rights	79,771	—	—	79,771
Warrants†	35,285,773	416,599	4,038,457	39,740,829
Money Market Funds	—	99,572,382	—	99,572,382
Credit Default Swap Contracts*	—	130,338	—	130,338

Total Assets	$1,136,060,367	$1,184,884,584	$29,682,315	$2,350,627,266

LIABILITIES
Common Stocks (Sold Short)	$(1,085,370,015)	$(20,258,915)	$—	$(1,105,628,930)
Convertible Bonds (Sold Short)	—	(1,120,500)	—	(1,120,500)
Exchange Traded Funds (Sold Short)	(37,444,121)	—	—	(37,444,121)
Forward Foreign Currency Exchange Contracts*	—	(1,869,209)	—	(1,869,209)
Futures Contracts*	(3,726,516)	—	—	(3,726,516)
Credit Default Swap Contracts*	—	(1,740,347)	—	(1,740,347)
Written Option Contracts*	(460,802)	—	—	(460,802)

Total Liabilities	$(1,127,001,454)	$(24,988,971)	$—	$(1,151,990,425)

† Please refer to the Schedule of Investments to view securities segregated by industry type.

AQR Funds	Semi-Annual Report	June 2011	97

Notes to Financial Statements (Unaudited)	June 30, 2011

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	COMMON STOCKS	CONVERTIBLE PREFERRED STOCKS	CORPORATE BONDS	CONVERTIBLE BONDS	WARRANTS
Balance as of December 31, 2010	$3,002,126	$902,553	$3,240,078	$1,864,435	$3,543,581
Transfers in (out)	(481,957)	—	—	7,000	3,053
Purchases (sales)	10,471,886	—	2,750,158	4,450,000	(773,398)
Accrued discounts (premiums)	—	—	(85,846)	—	—
Change in unrealized appreciation (depreciation)	(440,081)	640,865	(234,690)	(574,569)	1,265,172
Realized gain (loss)	131,900	—	—	—	49

Balance as of June 30, 2011	$12,683,874	$1,543,418	$5,669,700	$5,746,866	$4,038,457

The total change in unrealized appreciation (depreciation) included in the Statements of Operations attributable to Level 3 investments still held at June 30, 2011 is $(157,754), $640,865, $584,871, $(334,465), and $(578,270) for common stocks, convertible preferred stocks, corporate bonds, convertible bonds and warrants, respectively.

*	Derivative instruments, including futures and forward foreign currency exchange contracts, are valued at the unrealized appreciation (depreciation) on the instrument. Written options and credit default swap contracts are reported at market value.

There were no material transfers between Levels 1 and 2 during the period.

AQR MANAGED FUTURES STRATEGY	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Money Market Funds	$—	$1,331,748,701	$—	$1,331,748,701
Total Return Swap Contracts*	—	796,480	—	796,480
Futures Contracts*	14,835,292	—	—	14,835,292

Total Assets	$14,835,292	$1,332,545,181	$—	$1,347,380,473

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(5,080,637)	$—	$(5,080,637)

Total Liabilities	$—	$(5,080,637)	$—	$(5,080,637)

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

*	Derivative instruments, including futures, forward foreign currency exchange and total return swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

98	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

AQR RISK PARITY FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Government Related Obligations	$—	$43,406,431	$—	$43,406,431
U.S. Treasury Obligations	—	30,491,163	—	30,491,163
Money Market Funds	—	60,210,452	—	60,210,452
Futures Contracts*	178,155	—	—	178,155
Forward Foreign Currency Exchange Contracts*	—	218,106	—	218,106
Interest Rate Swap Contracts*	—	639,973	—	639,973
Credit Default Swap Contracts*	—	2,173,609	—	2,173,609
Total Return Swap Contracts*	—	203,208	—	203,208

Total Assets	$178,155	$137,342,942	$—	$137,521,097

LIABILITIES
Credit Default Swap Contracts*	$—	$(40,374)	$—	$(40,374)
Total Return Swap Contracts*	—	(44,708)	—	(44,708)

Total Liabilities	$—	$(85,082)	$—	$(85,082)

*	Derivative instruments, including futures, forward foreign currency exchange, interest rate swap and total return swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument. Credit default swap contracts are reported at market value.

There were no material transfers between Levels 1 and 2 during the period.

There were no Level 3 securities held during the period.

AQR MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$262,662,823	$—	$—	$262,662,823
Money Market Funds	—	26,645,807	—	26,645,807
Futures Contracts*	62,644	—	—	62,644

Total Assets	$262,725,467	$26,645,807	$—	$289,371,274

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no material transfers between Levels 1 and 2 during the period.

AQR SMALL CAP MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$100,251,259	$29,201	$—	$100,280,460
Money Market Funds	—	9,394,240	—	9,394,240
Futures Contracts*	21,386	—	—	21,386

Total Assets	$100,272,645	$9,423,441	$—	$109,696,086

*	Derivative instruments, including futures contracts, are valued at the unrealized appreciation (depreciation) on the instrument.
†	Please refer to the Schedule of Investments to view securities segregated by industry type.

AQR Funds	Semi-Annual Report	June 2011	99

Notes to Financial Statements (Unaudited)	June 30, 2011

There were no material transfers between Levels 1 and 2 during the period.

AQR INTERNATIONAL MOMENTUM FUND	QUOTED PRICES IN ACTIVE MARKET (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTALS
ASSETS
Common Stocks†	$12,539,726	$66,371,450	$1,543	$78,912,719
Preferred Stocks†	—	212,245	—	212,245
Exchange Traded Funds	190,704	—	—	190,704
Rights	—	1,004	—	1,004
Money Market Funds	—	6,691,720	—	6,691,720
Equity Basket Swap Contract*	—	14,132	—	14,132

Total Assets	$12,730,430	$73,290,551	$1,543	$86,022,524

LIABILITIES
Forward Foreign Currency Exchange Contracts*	$—	$(8,401)	$—	$(8,401)

Total Liabilities	$—	$(8,401)	$—	$(8,401)

† Please refer to the Schedule of Investments to view securities segregated by country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

COMMON STOCKS
Balance as of December 31, 2010	$—
Securities purchased (sold)	1,543

Balance as of June 30, 2011	$1,543

The total change in unrealized appreciation (depreciation) included in the Statement of Operations attributable to Level 3 investments still held at June 30, 2011 is $0.

*	Derivative instruments, including forward foreign currency exchange and equity basket swap contracts, are valued at the unrealized appreciation (depreciation) on the instrument.

   There were no material transfers between Levels 1 and 2 during the period.

New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) — Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds’ financial statement disclosures.

6. Investment Transactions

During the period ended June 30, 2011, the cost of purchases and the proceeds from sales of investments (excluding swap contracts, forward foreign currency exchange contracts, futures contracts and short-term investments) were as follows:

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Global Equity Fund	$126,980,162	$(116,774,977)	$—	$—
AQR International Equity Fund	176,215,787	(125,676,163)	—	—
AQR Diversified Arbitrage Fund	2,442,180,073	(1,711,149,007)	968,394,771	(513,804,794)

100	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

FUND	PURCHASES	SALES	SECURITIES SOLD SHORT	COVERS ON SECURITIES SOLD SHORT
AQR Managed Futures Strategy Fund	$—	$—	$—	$—
AQR Risk Parity Fund .	75,789,877	(14,055,264)	—	—
AQR Momentum Fund	272,258,718	(137,752,407)	—	—
AQR Small Cap Momentum Fund	86,404,741	(44,662,531)	—	—
AQR International Momentum Fund	81,135,876	(64,963,652)	—	—

The AQR Risk Parity Fund had long-term purchases and sales of U.S. Government obligations of $30,081,409 and $4,225,241, respectively.

7. Derivative Instruments and Hedging Activities

Certain Funds use derivative instruments as part of their principal investment strategy to achieve their investment objectives. The effect of such derivative instruments on the Funds’ financial position and financial performance as reflected in the Statements of Assets and Liabilities and Statements of Operations for the period ended June 30, 2011 are as follows:

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY CONTRACTS
Equity Risk Exposure:
AQR Global Equity Fund	$3,804,222	$151,980	$—	$—	$1,215,381	$—	$—
AQR International Equity Fund	4,933,728	252,855	—	—	1,118,823	—	—
AQR Diversified Arbitrage Fund	—	—	—	460,802	2,974,146	—	—
AQR Managed Futures Strategy Fund	7,009,443	—	—	—	1,001,710	27,106	—
AQR Risk Parity Fund	1,342,373	—	—	—	—	28,133	—
AQR Momentum Fund	62,644	—	—	—	—	—	—
AQR Small Cap Momentum Fund	21,386	—	—	—	—	—	—
AQR International Momentum Fund	—	14,132	—	—	—	—	—

Foreign Exchange Rate Risk Exposure
AQR Global Equity Fund	—	—	520,379	—	—	—	2,299,171
AQR International Equity Fund	—	—	749,702	—	—	—	4,135,352
AQR Diversified Arbitrage Fund	—	—	297,943	—	—	—	2,167,152
AQR Managed Futures Strategy Fund	—	—	10,159,605	—	—	—	15,240,242
AQR Risk Parity Fund	—	—	696,940	—	—	—	478,834
AQR International Momentum Fund	—	—	—	—	—	—	8,401

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	—	—	—	—	752,370	—	—
AQR Managed Futures Strategy Fund	11,391,573	1,087,080	—	—	1,726,539	431,480
AQR Risk Parity Fund	1,092	1,415,411	—	—	—	572,230	—

AQR Funds	Semi-Annual Report	June 2011	101

Notes to Financial Statements (Unaudited)	June 30, 2011

	ASSETS			LIABILITIES
FUND	UNREALIZED APPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED APPRECIATION ON FORWARD CURRENCY CONTRACTS	WRITTEN OPTIONS AT MARKET VALUE	UNREALIZED DEPRECIATION ON FUTURES CONTRACTS	SWAPS AT VALUE	UNREALIZED DEPRECIATION ON FORWARD CURRENCY CONTRACTS
Credit Risk Exposure:
AQR Diversified Arbitrage Fund	$—	$130,338	$—	$—	$—	$1,740,347	$—
AQR Risk Parity Fund	—	2,173,609	—	—	—	40,374	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	11,904,015	167,986	—	—	12,741,490	—	—
AQR Risk Parity Fund	516,272	—	—	—	1,681,582	16,575	—

Netting
AQR Global Equity Fund	(1,215,381)	—	(520,379)	—	(1,215,381)	—	(520,379)
AQR International Equity Fund	(1,118,823)	—	(749,702)	—	(1,118,823)	—	(749,702)
AQR Diversified Arbitrage Fund	—	(130,338)	(297,943)	—	—	(130,338)	(297,943)
AQR Managed Futures Strategy Fund	(15,469,739)	(458,586)	(10,159,605)	—	(15,469,739)	(458,586)	(10,159,605)
AQR Risk Parity Fund	(1,681,582)	(657,312)	(478,834)	—	(1,681,582)	(657,312)	(478,834)
AQR Momentum Fund	—	—	—	—	—	—	—
AQR Small Cap Momentum Fund	—	—	—	—	—	—	—
AQR International Momentum Fund	—	—	—	—	—	—	—

Net Fair Value of Derivative Contracts
AQR Global Equity Fund	2,588,841	151,980	—	—	—	—	1,778,792
AQR International Equity Fund	3,814,905	252,855	—	—	—	—	3,385,650
AQR Diversified Arbitrage Fund	—	—	—	460,802	3,726,516	1,610,009	1,869,209
AQR Managed Futures Strategy Fund	14,835,292	796,480	—	—	—	—	5,080,637
AQR Risk Parity Fund	178,155	2,931,708	218,106	—	—	—	—
AQR Momentum Fund	62,644	—	—	—	—	—	—
AQR Small Cap Momentum Fund	21,386	—	—	—	—	—	—
AQR International Momentum Fund	—	14,132	—	—	—	—	8,401

102	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

The following is the effect of Derivative Instruments on the Statements of Operations for the period ended June 30, 2011:

	REALIZED GAIN (LOSS) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS:				NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION) ON DERIVATIVES RECOGNIZED AS A RESULT FROM OPERATIONS:
FUND	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	FORWARD FOREIGN CURRENCY CONTRACTS	WRITTEN OPTIONS	FUTURES CONTRACTS	SWAPS AND SWAPS ON FUTURES CONTRACTS*	FORWARD FOREIGN CURRENCY CONTRACTS	WRITTEN OPTIONS
Equity Risk Exposure:
AQR Global Equity Fund	$2,064,320	$534,183	$—	$—	$3,156,709	$(341,548)	$—	$—
AQR International Equity Fund	(496,939)	589,623	—	—	5,073,581	(186,868)	—	—
AQR Diversified Arbitrage Fund	(5,019,284)	—	—	3,650,688	(868,174)	—	—	308,686
AQR Managed Futures Strategy Fund	(30,707,957)	(69,763)	—	—	3,086,590	(1,325,115)	—	—
AQR Risk Parity Fund	(1,557,102)	(107,284)	—	—	1,275,401	(51,727)	—	—
AQR Momentum Fund	525,879	—	—	—	64,078	—	—	—
AQR Small Cap Momentum Fund	393,330	—	—	—	32,695	—	—	—
AQR International Momentum Fund	—	(19,896)	—	—	—	(58,267)	—	—

Foreign Exchange Rate Risk Exposure
AQR Global Equity Fund	—	—	4,049,410	—	—	—	(4,069,537)	—
AQR International Equity Fund	—	—	7,327,535	—	—	—	(7,954,765)	—
AQR Diversified Arbitrage Fund	—	—	(1,885,937)	—	—	—	(1,582,744)	—
AQR Managed Futures Strategy Fund	—	—	9,815,535	—	—	—	(11,328,046)	—
AQR Risk Parity Fund	—	—	(841,094)	—	—	—	172,484	—
AQR International Momentum Fund	—	—	17,825	—	—	—	(18,843)	—

Interest Rate Risk Exposure:
AQR Diversified Arbitrage Fund	(1,493,418)	—	—	—	(2,312,395)	—	—	—
AQR Managed Futures Strategy Fund	3,292,393	(584,754)	—	—	9,179,230	744,011	—
AQR Risk Parity Fund	405,998	3,351,681	—	—	(5,731)	1,183,326	—	—

Credit Risk Exposure:
AQR Diversified Arbitrage Fund	—	(5,175,741)	—	—	—	2,862,618	—	—
AQR Risk Parity Fund	—	—	—	—	—	(650,271)	—	—

Commodity Exposure:
AQR Managed Futures Strategy Fund	(10,766,674)	—	—	—	(8,217,685)	(1,899,742)	—	—
AQR Risk Parity Fund	914,197	(30,863)	—	—	(1,451,693)	(16,575)	—	—

*	Futures and swaps on futures are consolidated for financial reporting purposes.

AQR Funds	Semi-Annual Report	June 2011	103

Notes to Financial Statements (Unaudited)	June 30, 2011

For swaps, futures and forward foreign currency contracts, the Funds may be required to post collateral if a Fund is in a net liability position with the counterparty exceeding certain amounts. Additionally, counterparties may immediately terminate the position if a Fund fails to maintain sufficient asset coverage for its contracts or its net assets decline by stated percentages.

As of June 30, 2011, the following Funds had net liability positions:

FUND	DERIVATIVES IN NET LIABILITY POSITION	COLLATERAL POSTED
AQR Diversified Arbitrage Fund	$(7,666,536)	$25,638,497

For the period ended June 30, 2011, the quarterly average values of the derivatives held by the Funds were as follows:

FUND	SWAP CONTRACTS (NOTIONAL VALUE)	FUTURES CONTRACTS*	WRITTEN OPTIONS CONTRACTS*	FOREIGN FORWARD CURRENCY CONTRACTS*
AQR Global Equity Fund	37,582,485	205,421,577	—	387,482,363
AQR International Equity Fund	34,065,902	244,994,312	—	570,004,350
AQR Diversified Arbitrage Fund	111,825,000	334,140,832	535,761	126,446,308
AQR Managed Futures Fund	607,951,293	5,311,040,638	—	3,908,459,423
AQR Risk Parity	312,889,638	88,675,781	—	94,590,258
AQR Momentum Fund	—	3,363,463	—	—
AQR Small Cap Momentum Fund	—	1,503,650	—	—
AQR International Momentum Fund	221,993	—	—	1,262,441

*	Values as of each quarter end are used to calculate the average represented.

The Funds’ derivative contracts held at June 30, 2011, are not accounted for as hedging instruments under GAAP.

8. Investment Advisory and Other Agreements

The Adviser serves as the investment adviser to each of the Funds pursuant to an Investment Advisory Agreement, dated December 4, 2008, as amended from time to time, or an Investment Management Agreement, dated June 10, 2010, as amended from time to time, entered into by the Trust, on behalf of the Funds (together, the “Advisory Agreement”). Under the Advisory Agreement, the Adviser furnishes a continuous investment program for each Fund’s portfolio, makes day-to-day investment decisions for the Funds, and manages the Funds’ investments in accordance with the stated policies of each Fund. The Adviser is also responsible for selecting brokers and dealers to execute purchase and sale orders for the portfolio transactions of each Fund, subject to its obligation to seek best execution. The Adviser provides persons satisfactory to the Trustees to serve as officers of the Funds. Pursuant to the Advisory Agreement, the Funds pay the Adviser a management fee calculated on the average daily net assets for each Fund, in the annual ratios below:

FUND	RATIO
AQR Global Equity Fund	0.40%
AQR International Equity Fund	0.45
AQR Diversified Arbitrage Fund	1.00
AQR Managed Futures Strategy Fund	1.05
AQR Risk Parity Fund	0.75	*
AQR Momentum Fund	0.25
AQR Small Cap Momentum Fund	0.35
AQR International Momentum Fund	0.35

*	The AQR Risk Parity Fund Advisory Fee is based on the following two tier structure. The first tier charges 0.75% on the first $1 billion dollars of net assets, the second tier charges 0.70% on net assets in excess of $1 billion dollars.

104	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

The Trust and the Adviser have entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Adviser has agreed to waive its fee and/or reimburse each Fund at least through May 1, 2012. The Adviser has agreed to waive and/or reimburse each Fund to the extent that the total annual fund operating expense ratios (including the consolidated expenses of the Subsidiaries), exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND CLASS	RATIO
AQR Global Equity Fund — Class I	0.90%
AQR Global Equity Fund — Class N	1.20
AQR International Equity Fund — Class I	0.95
AQR International Equity Fund — Class N	1.25
AQR Diversified Arbitrage Fund — Class I	1.20
AQR Diversified Arbitrage Fund — Class N	1.50
AQR Managed Futures Strategy Fund — Class I	1.25
AQR Managed Futures Strategy Fund — Class N	1.50
AQR Risk Parity Fund — Class I	0.95
AQR Risk Parity Fund — Class N	1.20
AQR Momentum Fund — Class L	0.49
AQR Small Cap Momentum Fund — Class L	0.65
AQR International Momentum Fund — Class L	0.65

The Trust and the Adviser had previously entered into a Fee Waiver and Expense Reimbursement Agreement whereby the Adviser had agreed to waive its fee and/or reimburse each Fund from January 1, 2011 through May 1, 2011 for AQR Global Equity Fund and AQR International Equity Fund. The Adviser had agreed to waive and/or reimburse the Funds to the extent that the total annual fund operating expense ratios exclusive of interest, taxes, borrowing costs, acquired fund fees and expenses, dividend expense related to short sales, and extraordinary expenses exceed the following ratios:

FUND CLASS	RATIO
AQR Global Equity Fund — Class I	1.05%
AQR Global Equity Fund — Class N	1.35
AQR International Equity Fund — Class I	1.15
AQR International Equity Fund — Class N	1.45

The Trust, in turn, agreed that the Funds will repay the fee waiver/expense reimbursement to the Adviser. Such repayment shall be made only out of the class of the Fund for which the applicable fee waiver and expense reimbursement was made. Repayments with respect to a Fund must be limited to amounts that do not cause the aggregate operating expenses of the Fund attributable to a share class during a year in which such repayment is made to exceed the applicable ratios reflected in the table above. A repayment shall be payable only to the extent it can be made during the thirty six months following the applicable period during which the Adviser waived fees or reimbursed the applicable Fund for its operating expenses under the Agreement.

AQR Funds	Semi-Annual Report	June 2011	105

Notes to Financial Statements (Unaudited)	June 30, 2011

For the period ended June 30, 2011, the amounts waived and reimbursed by the Adviser, as well as the amounts available for potential future recoupment by the Adviser and the expiration schedule at June 30, 2011 are as follows:

	FEES WAIVED/ REIMBURSED FOR THE SIX MONTHS ENDED JUNE 30, 2011	TOTAL POTENTIAL RECOUPMENT AMOUNT	POTENTIAL RECOUPMENT AMOUNTS EXPIRING
			DECEMBER 31, 2012		DECEMBER 31, 2013		DECEMBER 31, 2014

AQR GLOBAL EQUITY FUND
Class I	$11,111	$11,111	$—		$—		$11,111
Class N	12,271	12,271	—		—		12,271
Class Y	—	287,811	—		287,811	**	—

Totals	$23,382	$311,193	$—		$287,811		$23,382

AQR INTERNATIONAL EQUITY FUND
Class I	$—	$68,908	$8,330		$60,578		$—
Class N	7,124	28,244	1,375		19,745		7,124
Class Y	—	488,290	242,140	*	246,150	**	—

Totals	$7,124	$585,442	$251,845		$326,473		$7,124

AQR DIVERSIFIED ARBITRAGE FUND
Class I	$—	$431,049	$301,857	*	$129,192		$—
Class N	—	301,621	195,427		106,194		—

Totals	$—	$732,670	$497,284		$235,386		$—

AQR MANAGED FUTURES STRATEGY FUND
Class I	$—	$—	$—		$—		$—
Class N	33,170	86,153	—		52,983		33,170

Totals	$33,170	$86,153	$—		$52,983		$33,170

AQR RISK PARITY FUND
Class I	$35,003	$103,984	$—		$68,981		$35,003
Class N	26,422	91,024	—		64,602		26,422

Totals	$61,425	$195,008	$—		$133,583		$61,425

AQR MOMENTUM FUND
Class L	$75,518	$365,836	$125,259		$165,059		$75,518

AQR SMALL CAP MOMENTUM FUND
Class L	$45,512	$338,677	$124,592		$168,573		$45,512

AQR INTERNATIONAL MOMENTUM FUND
Class L	$53,978	$441,704	$121,539		$266,187		$53,978

*	The Adviser has agreed to forgo future recoupments pertaining to Shareholder Servicing Fee Waivers expiring on December 31, 2012 of $281,012 and $20,131 for the AQR International Equity Fund and AQR Diversified Arbitrage Fund, respectively.
**	The Adviser has agreed to forgo future recoupments incurred in the current period pertaining to Shareholder Servicing Fee Waivers expiring on December 31, 2013 of $447,840 and $429,010 for the AQR Global Equity Fund and AQR International Equity Fund, respectively.

106	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

During the six months ended June 30, 2011, AQR Diversified Arbitrage Fund Class I and Class N recouped $854 and $7,500, respectively. During the six months ended June 30, 2011, AQR Managed Futures Strategy Fund Class I recouped $43,567.

Pursuant to the Sub-Advisory Agreement between the Sub-Adviser, the Adviser and the Trust, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at the annual rate of 0.70% of the Fund’s average daily net assets. Effective October 1, 2010, the shareholders of the AQR Diversified Arbitrage Fund approved the Amended and Restated Investment Sub-Advisory Agreement (the “A&R Sub-Advisory Agreement”), between the Sub-Adviser, the Adviser and the Trust. Under the A&R Sub-Advisory Agreement, the Adviser will pay the Sub-Adviser an annual fee, payable monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

J.P. Morgan Investor Services Co., serves as the Funds’ Administrator and Accounting Agent and JPMorgan Chase Bank, N.A., serves as Custodian.

ALPS Fund Services, Inc. serves as the Funds’ Transfer Agent, and ALPS Distributors, Inc. serves as the Funds’ Distributor. Fees incurred by the Funds for sub-transfer agency services for the six months ended June 30, 2011, were as follows:

FUND CLASS	AMOUNT
AQR Global Equity Fund — Class I	$142
AQR Global Equity Fund — Class N	104
AQR International Equity Fund — Class I	9,389
AQR International Equity Fund — Class N	85
AQR Diversified Arbitrage Fund — Class I	341,987
AQR Diversified Arbitrage Fund — Class N	219,400
AQR Managed Futures Strategy Fund — Class I	187,256
AQR Managed Futures Strategy Fund — Class N	131,946
AQR Risk Parity Fund — Class I	—
AQR Risk Parity Funds — Class N	917
AQR Momentum Fund — Class L	38,962
AQR Small Cap Momentum Fund — Class L	11,128
AQR International Momentum Fund — Class L	9,402

9. Distribution and Service Plans

The Trust has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to the Class N shares of the Funds, as applicable. The Plan allows for the payment of services related to the distribution and servicing of these shares at a rate of up to 0.25% per annum of the average daily net asset value of the Class N shares of the Funds, as applicable.

Pursuant to the Shareholder Services Agreement, between the Trust (excluding the AQR Diversified Arbitrage Fund, AQR Managed Futures Strategy Fund and AQR Risk Parity Fund) and the Adviser, the Adviser receives an annual fee (the “Shareholder Services Fee”), payable monthly, at the annual rate of 0.30%, 0.35%, and 0.15% of the average daily net assets of the Class I, Class N and Class L shares, respectively. The Adviser also provides a wide range of services to the Funds and their shareholders under a separate Shareholder Services Agreement. These services include, among others, access to performance information reporting, analysis and explanations of Fund reports as well as electronic access to Fund information. In addition, the Adviser may, from time to time, compensate third parties (including financial intermediaries) from the fees the Adviser receives under the Shareholder Services Agreement for non-distribution shareholder services such third parties provide to clients or customers that are shareholders of the Funds. Fees incurred by the Funds under the Plan and/or the shareholder services agreement for the period ended June 30, 2011, were as follows:

FUND CLASS	AMOUNT
AQR Global Equity Fund — Class I	$4,552
AQR Global Equity Fund — Class N	2,962
AQR International Equity Fund — Class I	167,138
AQR International Equity Fund — Class N	2,646
AQR Momentum Fund — Class L	147,691
AQR Small Cap Momentum Fund — Class L	60,134
AQR International Momentum Fund — Class L	51,733

AQR Funds	Semi-Annual Report	June 2011	107

Notes to Financial Statements (Unaudited)	June 30, 2011

10. Purchases and Redemption of Shares

Investors may purchase shares of a Fund at their net asset value (“NAV”), based on the next calculation of the NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. The AQR Global Equity and AQR International Equity Funds’ Class Y shares charge subscription and redemption fees of 0.10% each, regardless of the period such shares may have been held. Prior to May 1, 2011, the Funds (excluding AQR Diversified Arbitrage Fund) reserved the right to charge a redemption fee on redemption proceeds for shares that were held for less than 60 days. Effective May 1, 2011, this fee was eliminated for Classes I, N and L.

11. In-Kind Transactions

On December 31, 2009, the AQR Global Equity Fund acquired substantially all of the assets and liabilities of three privately offered funds (“Private Funds”) managed by the Adviser in exchange for Class Y shares of the Fund. This transaction was structured to qualify as a tax-free reorganization under the Code. The investment portfolios of the Private Funds, with a fair value of $369,372,153 and identified cost of $335,420,940 as of the date of the reorganization, was the principal asset acquired by the Fund. For financial statement purposes, assets received and shares issued by the Fund were recorded at fair value, and the Fund recorded the cost of such investments at their historical cost as recorded by the Private Funds. The cost basis of the investments received from the Private Funds was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable for tax purposes. The net assets of the Private Funds at the date of acquisition were $370,340,997, including unrealized appreciation of $33,351,345. The net assets of the AQR Global Equity Fund immediately after the reorganization was $370,340,997. The Fund had no net assets or liabilities prior to the reorganization.

12. Risks and Concentrations

By using derivative instruments, the Funds are exposed to the counterparty’s credit risk, the risk that derivative counterparties may not perform in accordance with the contractual provisions offset by the value of any collateral received. The Funds’ exposure to credit risk associated with counterparty non-performance is limited to the unrealized gains inherent in such transactions that are recognized in the Statements of Assets and Liabilities. The Funds minimize counterparty credit risk through credit limits and approvals, credit monitoring procedures, executing master netting arrangements and managing margin and collateral requirements, as appropriate.
The Funds may have elements of risk not typically associated with investments in the United States of America due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Funds to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable US companies.

Swap agreements involve, to varying degrees, elements of market risk (generally equity price risk related to equity index swap agreements, interest rate risk related to bond swap agreements and commodity risk related to synthetic swap agreements utilizing futures) and exposure to loss in excess of the amount reflected on the Statements of Assets and Liabilities. The notional amounts, which are disclosed as of period end in the swap tables included in the Schedules of Investments, reflect the current investment exposure each Fund has under the swap agreement which may exceed the net asset value of the Fund.

As of June 30, 2011, a substantial portion of the AQR Global Equity, AQR International Equity and AQR International Momentum Funds’ net assets consisted of issuers that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of and investment income from such securities.

As of June 30, 2011, the AQR Diversified Arbitrage Fund pledged a substantial portion of its assets for securities sold short to JP Morgan Chase Bank N.A.

108	AQR Funds	Semi-Annual Report	June 2011

Notes to Financial Statements (Unaudited)	June 30, 2011

13. Line of Credit

The Trust (excluding the AQR Managed Futures Strategy and AQR Risk Parity Funds) has secured a committed, $150,000,000 line of credit with JPMorgan Chase Bank, N.A. Borrowings, if any, under this arrangement bear interest at the Federal Funds Rate plus the sum of (a) 1.5% per annum plus (b) if the LIBOR Reference Rate exceeds the Federal Funds Rate, the amount of such excess, which shall be paid quarterly. The maximum loan amount outstanding per Fund will be the lesser of an amount which does not exceed the borrowing limits set forth in the Fund’s Prospectus and/or Registration Statement and does not cause the Asset Coverage Ratio for all borrowings to drop below 500%. The agreement is subject to an annual commitment fee which is payable in arrears on a quarterly basis. This line of credit expires on September 16, 2011. As of and for the six months ended June 30, 2011, the Funds did not have any outstanding borrowings under this agreement.

14. Principal Ownership

As of June 30, 2011, the Funds had individual shareholder accounts, owning more than 5% of the total shares outstanding in the Fund. The AQR International Equity Fund has one shareholder that has an interest in the Fund of 11%. The AQR Diversified Arbitrage Fund has one shareholder that has an interest in the Fund of 7%. The AQR Managed Futures Strategy Fund has one shareholder that has an interest of the Fund in 13%. The AQR Risk Parity Fund has one shareholder that has an interest in the Fund of 18%.

15. Subsequent Events

The Funds have evaluated subsequent events through the date of issuance of this report and have determined that there are no material events that would require disclosure.

AQR Funds	Semi-Annual Report	June 2011	109

Fund Expense Examples (Unaudited)

As a shareholder of the Trust, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The table below provides information about actual account values and actual expenses. You may use the information together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid for the Period Ended 06/30/11” to estimate the expenses you paid on your account during this period. Each Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. The Fund will indirectly bear its pro rata share of the expenses incurred by the underlying investments in which the Fund invests. These expenses are not included in the table.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/2011	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/2011

AQR Global Equity Fund
Class I
Actual Return	$1,000.00	$1,067.50	0.98%	$5.02
Hypothetical Return	$1,000.00	$1,019.93	0.98%	$4.91
Class N
Actual Return	$1,000.00	$1,066.50	1.30%	$6.66
Hypothetical Return	$1,000.00	$1,018.35	1.30%	$6.51
Class Y
Actual Return	$1,000.00	$1,071.00	0.53%	$2.72
Hypothetical Return	$1,000.00	$1,022.17	0.53%	$2.66
AQR International Equity Fund
Class I
Actual Return	$1,000.00	$1,068.90	0.89%	$4.57
Hypothetical Return	$1,000.00	$1,020.38	0.89%	$4.46
Class N
Actual Return	$1,000.00	$1,066.90	1.38%	$7.07
Hypothetical Return	$1,000.00	$1,017.95	1.38%	$6.90
Class Y
Actual Return	$1,000.00	$1,069.80	0.56%	$2.87
Hypothetical Return	$1,000.00	$1,022.02	0.56%	$2.81

110	AQR Funds	Semi-Annual Report	June 2011

	BEGINNING ACCOUNT DATE VALUE	ENDING ACCOUNT VALUE 6/30/2011	ANNUALIZED EXPENSE RATIO FOR THE PERIOD	EXPENSES PAID FOR THE PERIOD ENDING 6/30/2011
AQR Diversified Arbitrage Fund
Class I
Actual Return	$1,000.00	$1,007.20	1.20%	$5.97
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01
Class N
Actual Return	$1,000.00	$1,005.40	1.50%	$7.46
Hypothetical Return	$1,000.00	$1,017.36	1.50%	$7.50
AQR Managed Futures Strategy Fund
Class I
Actual Return	$1,000.00	$965.00	1.25%	$6.09
Hypothetical Return	$1,000.00	$1,018.60	1.25%	$6.26
Class N
Actual Return	$1,000.00	$963.00	1.50%	$7.30
Hypothetical Return	$1,000.00	$1,017.36	1.50%	$7.50
AQR Risk Parity Fund
Class I
Actual Return	$1,000.00	$1,061.30	0.95%	$4.86
Hypothetical Return	$1,000.00	$1,020.80	0.95%	$4.76
Class N
Actual Return	$1,000.00	$1,059.40	1.20%	$6.13
Hypothetical Return	$1,000.00	$1,018.84	1.20%	$6.01
AQR Momentum Fund
Class L
Actual Return	$1,000.00	$1,061.10	0.49%	$2.50
Hypothetical Return	$1,000.00	$1,022.36	0.49%	$2.46
AQR Small Cap Momentum Fund
Class L
Actual Return	$1,000.00	$1,084.10	0.65%	$3.36
Hypothetical Return	$1,000.00	$1,021.57	0.65%	$3.26
AQR International Momentum Fund
Class L
Actual Return	$1,000.00	$1,051.40	0.65%	$3.31
Hypothetical Return	$1,000.00	$1,021.57	0.65%	$3.26

Expenses are calculated using each Class’ annualized expense ratio, multiplied by the average account value for the period, multiplied by 181/365 (to reflect the one-half year period unless stated otherwise).

AQR Funds	Semi-Annual Report	June 2011	111

Board Approval of Advisory Agreements (Unaudited)

The Board of Trustees (the “Board,” and the members of which are referred to as “Board Members”) of the AQR Funds (the “Trust”) met on February 23, 2011 to consider the approval of the continuation of (i) the investment management agreement (the “Investment Management Agreement”) between the Trust, on behalf of the AQR Diversified Arbitrage Fund (“DAF” or, a “Fund”) and AQR Capital Management, LLC (“AQR”), (ii) the investment advisory agreement (the “Investment Advisory Agreement”) between the Trust, on behalf of the AQR Momentum Fund, AQR Small Cap Momentum Fund, AQR International Momentum Fund, AQR International Equity Fund, AQR Global Equity Fund and AQR Managed Futures Strategy Fund (each, a “Fund,” and together with DAF, the “Funds”), and AQR and (iii) the investment sub-advisory agreement (the “Sub-Advisory Agreement”) by and among the Trust, on behalf of DAF, AQR and CNH Partners, LLC (“CNH” or the “Sub-Adviser”). In accordance with Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by AQR and CNH relevant to the Board’s consideration of whether to approve the continuation of the Investment Management Agreement, Investment Advisory Agreement and Sub-Advisory Agreement. These materials included (i) memoranda and materials prepared by AQR, describing personnel and services provided to the Funds; (ii) memoranda and materials prepared by CNH, describing personnel and services provided to DAF; (iii) performance information of the Funds relevant to consideration of the Investment Management Agreement, Investment Advisory Agreement and Sub-Advisory Agreement; (iv) information independently compiled and prepared by Lipper, Inc. (“Lipper”) relating to the Funds’ fees and expenses; (v) a discussion of the financial statements of AQR and CNH; and (vi) a discussion of the compliance programs of AQR and CNH and regulatory exam histories of each. AQR and the Sub-Advisor are referred to herein as the “Adviser,” as applicable. The Investment Management Agreement, Investment Advisory Agreement and the Sub-Advisory Agreement are referred to herein as the “Advisory Agreement,” as applicable.

At the meeting held on February 23, 2011, the Board, including the Board Members who are not “interested persons” as defined in the 1940 Act (the “Independent Board Members”), unanimously approved the continuation of the Investment Management Agreement, Investment Advisory Agreement and Sub-Advisory Agreement for an additional one-year period. The Board considered all factors it believed relevant with respect to the Funds, including, among other factors: (a) the nature, extent and quality of the services provided by the Adviser; (b) the investment performance of the Funds and the Adviser’s portfolio management; (c) the advisory fee and the cost of the services and profits to be realized by the Adviser from the relationship with the Funds; (d) economies of scale; and (e) other factors.

The Board also considered other matters it deemed important to the approval process, such as services related to the valuation and pricing of the Funds’ portfolio holdings and advice from independent legal counsel with respect to the review process and materials submitted for the Board’s review. The Board did not identify any particular information as controlling, and each Board Member may have attributed different weights to the various items considered.

The following is a summary of the Board’s discussion and views regarding the factors it considered in evaluating the Advisory Agreement:

The nature, extent and quality of the services provided by the Adviser. The Board Members reviewed the services provided by the Adviser to the Funds under the Advisory Agreement. The Board considered the size and experience of the Adviser’s staff, its use of technology, and each Fund’s investment objective, strategy and process. The Board reviewed the overall qualifications of the Adviser as an investment adviser. In connection with the investment advisory services provided to the Funds, the Board Members took into account detailed discussions they had with officers of the Adviser regarding the management of each Fund’s investments in accordance with each Fund’s stated investment objective and policies and the types of transactions entered into on behalf of each Fund that commenced operations.

In addition to the investment advisory services provided to the Funds, the Board Members considered that AQR provides administrative services, has responsibility for overseeing CNH, with respect to DAF, Fund accounting, marketing services as well as provides assistance in meeting legal and regulatory requirements and other services necessary for the operation of the Funds. In particular, the Board reviewed the compliance and administrative services provided to the Funds by AQR. The Board also reviewed a wide range of services provided to certain of the Funds’ shareholders under a shareholder services agreement between the Trust, on behalf of certain of the Funds, and AQR. These services include providing information and services to Fund shareholders, including professional and informative reporting, access to analysis and explanations of Fund reports, and electronic access to Fund information.

Finally, the Independent Board Members had an opportunity to meet outside the presence of management in executive session separately with counsel to discuss and consider the Advisory Agreement. Based on the presentations at the February 23, 2011 Board meeting, the Board concluded that the continuation of the Advisory Agreement was in the best interests of each Fund.

112	AQR Funds	Semi-Annual Report	June 2011

Board Approval of Advisory Agreements (Unaudited)

Investment Performance of the Funds and the Adviser’s Portfolio Management. The Board considered the investment performance of each Fund that had commenced operations. In particular, the Independent Board Members considered the investment performance of the Funds relative to their stated objectives and the Adviser’s success in reaching such goals as well as the performance of the Funds relative to their peers. The Board also considered the Adviser’s performance in managing other registered investment companies and private funds, noting that other funds the Adviser manages might have investment objectives, policies or restrictions different from those of the Funds.

The Advisory Fee and the Cost of the Services and Profits Realized by the Adviser from the Relationship with the Funds. The Board, including the Independent Board Members, received and reviewed information regarding the advisory fees paid by the Funds to the Adviser pursuant to the Advisory Agreement. The Board also examined the fees paid to other investment managers by comparable funds in order to determine the reasonableness of the fees in light of the nature and quality of services provided to the Funds.

To assist in this analysis, the Board received a report independently prepared by Lipper. The report showed comparative fee information for each Fund’s expense group and expense universe, including expense comparisons of contractual management fees and actual total operating expenses. The Board noted that each Fund’s contractual advisory fee was lower than or equal to the median contractual advisory fees paid by the applicable funds in the Funds’ expense group and expense universe.

The Board also received and reviewed information regarding the profitability of the Adviser with respect to Fund-related activities. The Board reviewed the Adviser’s methodology of determining profitability. The Board recognized that profitability may be affected by numerous factors including, among other things, fee waivers and expense reimbursements by the Adviser, the types of funds managed, expense allocations and business mix, and therefore comparability of profitability is somewhat limited.

The Board reviewed the Adviser’s unaudited financial statements. The purpose of the review was to help the Independent Board Members determine whether the firm has the necessary resources to continue to provide high quality services to the Funds and attract and retain high quality employees.

The Board concluded that the advisory fee for each Fund is reasonable. The Board concluded that the sub-advisory fee for DAF is reasonable.

Economies of Scale. The Adviser provided to the Board Members information concerning the extent to which economies of scale were realized as the Funds grew and whether fee levels were reflective of such economies of scale. The Board noted that the Funds currently do not have breakpoints in their advisory fees that would allow investors to benefit directly in the form of lower fees as fund assets grew. However, the Adviser presented information to show that the fees were set at a level that is competitive relative to funds of a larger scale. The Board considered that the funds in the AQR fund complex share some common resources and, as a result, an increase in the overall size of the complex could permit each fund to incur lower expenses than it would otherwise as a stand-alone entity. The Board also considered the Adviser’s overall operations and its efforts to expand the scale of, and improve the quality of, its operations.

Other Factors. The Board also took into account other ancillary or “fall-out” benefits that the Adviser or its affiliates may derive from its relationship with the Fund, both tangible and intangible. The Board also received information regarding the Adviser’s brokerage and soft dollar practices. The Board considered that the Adviser is responsible for decisions to buy and sell securities for the Funds, selection of broker-dealers and best execution, and aggregation and allocation of trade orders among the firms’ various advisory clients. The Board noted that the Adviser does not presently intend to make use of soft dollars to acquire third-party research.

Conclusion. Counsel advised the Board concerning the statutory and regulatory requirements for approval and disclosure of advisory agreements. No single factor was determinative to the decision of the Board. Based on the foregoing and such other matters as were deemed relevant, all of the Board Members, including all of the Independent Board Members, concluded that the advisory fee rates and total expense ratios are reasonable in relation to the services provided by the Adviser to the Funds, as well as the costs incurred and benefits gained by the Adviser in providing such services, including the investment advisory and administrative components. The Board also found the investment advisory fees to be reasonable in comparison to the fees charged by advisers to other comparable funds of similar, actual or anticipated size. As a result, all of the Board Members, including the Independent Board Members, approved the continuation of the Investment Management Agreement and the Investment Advisory Agreement with respect to the Funds and the Sub-Advisory Agreement with respect to DAF. The Independent Board Members were represented by counsel who assisted them in their deliberations.

AQR Funds	Semi-Annual Report	June 2011	113

Investment Adviser

AQR Capital Management, LLC

Two Greenwich Plaza, 3rd Floor

Greenwich, CT 06830

Sub-Adviser

CNH Partners, LLC

Two Greenwich Plaza, 1st Floor,

Greenwich, CT 06830

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Custodian

JPMorgan Chase Bank, N.A.

4 Metro Tech Center

Brooklyn, NY 11245

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator

J.P. Morgan Investor Services Co.

70 Fargo Street

Boston, MA 02210

Independent Registered Public Accounting Firm

PricewaterhouseCoopers, LLP

300 Madison Avenue

New York, NY 10017

You may obtain a description of the AQR Funds proxy voting, policies, procedures and information regarding how each Fund voted proxies relating to portfolio securities during the 12-month period ending June 30th of each year (available by August 31st of that year) without charge, upon request, by calling 1-866-290-2688 or visiting the funds website www.aqrfunds.com, or by accessing the SEC’s website at www.SEC.Gov. Such reports may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 202-942-8090.

The Fund files complete schedules of the portfolio holdings with the SEC for the first and third quarters on Form N-Q. The Form N-Q is available without charge, upon request, by calling 1-800-SEC-0330, or by accessing the SEC’s website, at www.SEC.Gov. It may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.

This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by an effective prospectus, which includes information regarding the Funds’ objectives and polices, experienced of its management, marketability of shares and other information.

P.O. Box 2248

Denver, CO 80201-2248

1-866-290-2688

www.aqrfunds.com

Item 2. Code of Ethics.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 3. Audit Committee Financial Expert.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 4. Principal Accountant Fees and Services.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 5. Audit Committee of Listed Registrants.

Disclosure required in Registrant’s annual Form N-CSR filing.

Item 6. Investments

(a)	Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

(b)	The Registrant made no divestments of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company & Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the Registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There have not been any changes in registrant’s control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s control over financial reporting. Certain enhancements to controls and procedures have been made to ensure timely financial statement preparation and review.

Item 12. Exhibits.

(a)(1)	Not required for this filing.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act – Not Applicable.

(b)	Certification required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AQR Funds

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
August 31, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Marco Hanig
Marco Hanig,
Principal Executive Officer
Date: August 31, 2011

By:	/s/ Nir Messafi
Nir Messafi,
Principal Financial Officer
Date: August 31, 2011